Vanguard® Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.5%)
Alabama (4.8%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2028	1,015	1,076
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2029	1,895	2,054
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/2031	3,600	4,043
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/2027	10,030	10,302
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/2027	3,345	3,487
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	4,250	4,845
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2041	5,460	6,200
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	3,980	4,465
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2043	5,725	6,332
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2033	1,005	1,109
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2034	1,320	1,452
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2035	1,250	1,369
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2037	1,000	1,084
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2038	1,000	1,080
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/2040	755	808
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	11,000	11,397
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2037	34,600	37,548
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	5.000%	11/1/2039	5,550	5,969
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	4,535	4,604
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,000	1,136
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,000	1,128
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	750	839
[1]	Alabama State University College & University Revenue	5.000%	9/1/2034	950	1,096
[1]	Alabama State University College & University Revenue	5.000%	9/1/2035	800	927
[1]	Alabama State University College & University Revenue	5.000%	9/1/2036	700	802
[1]	Alabama State University College & University Revenue	5.250%	9/1/2038	650	746
[1]	Alabama State University College & University Revenue	5.250%	9/1/2039	1,250	1,424
[1]	Alabama State University College & University Revenue	5.250%	9/1/2040	1,000	1,127
	Auburn AL GO	5.000%	8/1/2039	2,000	2,195
	Auburn AL GO	5.000%	8/1/2041	2,540	2,760
	Auburn University College & University Revenue	5.000%	6/1/2034	3,115	3,665
	Auburn University College & University Revenue	5.000%	6/1/2035	1,500	1,779
	Auburn University College & University Revenue	5.000%	6/1/2035	4,545	5,390
	Auburn University College & University Revenue	5.000%	6/1/2036	7,500	8,799
	Auburn University College & University Revenue	5.000%	6/1/2037	2,000	2,323
	Auburn University College & University Revenue	5.000%	6/1/2037	5,000	5,808
	Auburn University College & University Revenue	5.000%	6/1/2039	2,000	2,285
	Auburn University College & University Revenue	5.000%	6/1/2039	2,500	2,857
	Auburn University College & University Revenue	5.000%	6/1/2040	1,090	1,235
	Auburn University College & University Revenue	5.000%	6/1/2041	1,500	1,688
	Auburn University College & University Revenue	5.000%	6/1/2041	2,500	2,814
	Auburn University College & University Revenue	5.000%	6/1/2042	2,000	2,225
	Auburn University College & University Revenue	5.000%	6/1/2042	4,000	4,449
	Auburn University College & University Revenue	5.000%	6/1/2043	1,750	1,921
	Auburn University College & University Revenue	5.000%	6/1/2044	1,470	1,596
	Auburn University College & University Revenue	5.000%	6/1/2045	1,000	1,074
	Baldwin County AL Board of Education Sales Tax Revenue	5.000%	6/1/2028	2,750	2,756
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,130	1,242
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,500	1,630
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,000	1,079
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	875	939
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	375	410
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2035	350	363
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	500	512
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	400	408
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	400	407
[2]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	600	607
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2027	1,100	1,126
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2029	400	429
	Birmingham Water Works Board Water Revenue	5.000%	1/1/2031	900	1,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/2027	5,000	5,119
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2032	1,150	1,204
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2033	1,500	1,567
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2034	1,825	1,904
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/2035	2,155	2,241
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	1,840	1,903
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,470	1,543
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2029	1,870	1,992
[3]	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2034	63,685	69,231
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	108,155	110,487
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2033	1,355	1,480
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2034	1,300	1,424
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2034	13,105	14,274
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2034	3,640	3,992
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2035	7,965	8,630
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	119,875	124,993
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	10/1/2035	50,000	53,739
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	108,600	113,447
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	17,660	18,671
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	90,075	95,530
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2035	82,520	88,484
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	8/1/2035	68,115	73,040
[4]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.630%	10/1/2052	71,250	70,691
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	43,865	44,424
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	16,160	16,406
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	96,435	101,668
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	37,590	40,236
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	4,870	5,251
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	156,965	168,615
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/2031	30,065	30,756
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.500%	6/1/2032	57,890	63,790
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	9/1/2032	159,905	172,213
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	75,960	81,946
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	11/1/2034	140,780	152,043
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2028	485	511
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2029	500	536
[1]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/2030	425	463
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,565	1,590
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,695	1,706
[5,6]	East Alabama Health Care Authority Health Care Facilities Revenue TOB VRDO	3.340%	2/2/2026	10,030	10,030
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	149,945	158,192
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2035	18,355	19,729
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.500%	1/1/2031	10,150	11,071
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	50,355	55,600
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.250%	6/1/2032	93,285	101,210
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2040	1,405	1,497
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2042	1,040	1,093
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2043	1,100	1,144
	Homewood Educational Building Authority College & University Revenue (Recreation Center Project)	5.500%	10/1/2044	1,160	1,202
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.500%	10/1/2044	900	933
	Hoover AL GO	5.000%	3/1/2041	4,850	5,342
	Hoover AL GO, Prere.	4.000%	7/1/2026	2,485	2,503
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	1,000	1,035
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2029	500	517
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2032	1,040	1,072
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2033	1,010	1,040
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2034	1,880	1,934
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2035	2,000	2,054
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2036	2,025	2,076
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2037	1,500	1,536
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/2038	1,325	1,355
	Huntsville AL GO	5.000%	5/1/2026	2,660	2,678
	Huntsville AL GO	5.000%	5/1/2034	3,515	3,656
	Huntsville AL GO	5.000%	5/1/2035	3,690	3,831
	Huntsville AL GO	5.000%	5/1/2036	3,875	4,012
	Huntsville AL GO	5.000%	5/1/2037	4,070	4,205
	Huntsville AL GO	5.000%	5/1/2038	2,270	2,341
	Huntsville AL GO	5.000%	3/1/2041	2,250	2,472
	Huntsville AL GO	5.000%	3/1/2042	845	915

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL GO	5.000%	3/1/2042	4,020	4,352
	Huntsville AL GO, Prere.	5.000%	5/1/2035	3,000	3,114
	Huntsville AL GO, Prere.	5.000%	5/1/2036	4,330	4,483
	Huntsville AL GO, Prere.	5.000%	5/1/2036	5,055	5,372
	Huntsville AL GO, Prere.	5.000%	5/1/2037	3,050	3,151
	Huntsville AL GO, Prere.	5.000%	5/1/2037	5,055	5,352
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	25,865	30,048
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,190	4,544
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	4,300	4,634
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,000	6,432
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	4,540	4,579
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	3,600	3,613
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	8,870	8,277
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	22,825	24,962
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,750	1,756
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,790	1,779
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,120	2,088
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	2,210	2,103
	Jacksonville State University College & University Revenue	5.000%	12/1/2029	1,465	1,569
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2039	1,000	1,122
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2040	1,435	1,591
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2041	1,800	1,989
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/2042	1,670	1,824
	Jefferson County AL GO	5.000%	4/1/2026	5,985	6,009
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2026	2,650	2,691
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2028	2,540	2,613
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2029	5,305	5,458
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2030	7,575	7,790
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2032	5,000	5,134
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2033	6,700	6,874
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/2034	3,305	3,388
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2036	5,105	5,134
	Jefferson County AL Sales Tax Revenue	4.000%	9/15/2037	16,995	17,094
	Jefferson County AL Sewer Revenue	5.000%	10/1/2027	1,295	1,346
	Jefferson County AL Sewer Revenue	5.000%	10/1/2029	1,270	1,376
	Jefferson County AL Sewer Revenue	5.000%	10/1/2030	2,100	2,314
	Jefferson County AL Sewer Revenue	5.000%	10/1/2031	2,195	2,456
	Jefferson County AL Sewer Revenue	5.000%	10/1/2032	4,425	5,011
	Jefferson County AL Sewer Revenue	5.000%	10/1/2033	6,000	6,863
	Jefferson County AL Sewer Revenue	5.000%	10/1/2034	6,500	7,399
	Jefferson County AL Sewer Revenue	5.000%	10/1/2035	5,700	6,439
	Jefferson County AL Sewer Revenue	5.000%	10/1/2036	1,625	1,822
	Jefferson County AL Sewer Revenue	5.000%	10/1/2038	7,750	8,587
	Jefferson County AL Sewer Revenue	5.000%	10/1/2039	14,500	15,957
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	2,000	2,219
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	2,000	2,199
	Jefferson County AL Sewer Revenue	5.250%	10/1/2042	11,125	12,109
	Jefferson County AL Sewer Revenue	5.250%	10/1/2043	14,750	15,887
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	24,730	26,137
[2]	Limestone County Water & Sewer Authority Water Revenue, Prere.	5.000%	12/1/2026	4,400	4,499
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2031	2,500	2,706
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/2034	5,745	6,244
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	107,885	114,813
	Mobile AL GO	5.000%	2/15/2038	14,495	16,661
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	5,095	5,184
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2027	3,505	3,512
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2029	3,575	3,582
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2030	2,500	2,505
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/2031	3,000	3,006
	Montgomery AL GO	3.000%	12/1/2033	4,780	4,771
	Montgomery AL GO	3.000%	12/1/2034	3,415	3,380
	Montgomery AL GO	3.000%	12/1/2035	1,500	1,467
	Montgomery AL GO	4.000%	12/1/2035	500	514
	Montgomery AL GO	3.000%	12/1/2037	1,000	936
	Montgomery AL GO	3.000%	12/1/2038	1,000	920
	Montgomery AL GO	3.000%	12/1/2039	1,000	904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2040	1,000	1,133
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2041	1,000	1,128
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2042	825	918
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2043	650	715
	Montgomery Water Works & Sanitary Sewer Board Water Revenue	5.000%	9/1/2044	575	625
	Mountain Brook Board of Education GO	3.000%	3/1/2038	225	214
	Mountain Brook Board of Education GO	3.000%	3/1/2039	165	154
	Mountain Brook Board of Education GO	3.000%	3/1/2040	250	227
	Mountain Brook Board of Education GO	3.000%	3/1/2041	490	440
	Orange Beach Water Sewer & Fire Protection Authority Water Revenue	4.000%	5/15/2035	4,000	4,152
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,765	5,137
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2033	5,695	5,916
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	4,800	4,968
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	6,265	6,441
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	6,515	6,661
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	6,780	6,895
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	6,050	6,126
	Pell City Alabama Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	3,330	3,354
	Pike Road AL GO	5.000%	3/1/2043	2,310	2,471
	Selma Industrial Development Board Industrial Revenue	4.200%	5/1/2034	3,685	3,888
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	4,265	4,330
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	5.000%	4/1/2032	126,835	135,990
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2031	4,365	4,713
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2031	2,665	2,891
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	5.000%	5/1/2032	32,945	35,267
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2031	1,250	1,363
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2032	3,505	3,762
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2032	3,475	3,740
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2032	1,600	1,760
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2033	2,795	2,939
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2033	1,000	1,077
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	1,660	1,844
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	6/1/2034	1,020	1,092
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2034	1,875	2,098
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2035	87,895	96,870
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	88,965	94,153
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.000%	6/1/2035	126,755	131,959
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	185,000	200,856
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	25,540	26,025
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2)	4.000%	12/1/2031	455	468
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	32,665	34,926
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	13,785	14,355
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	146,570	155,215
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	17,630	18,680
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	2/1/2031	20,195	21,593
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.000%	11/1/2032	42,895	46,288
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	5.250%	11/1/2035	87,225	95,792
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue	5.000%	8/1/2030	1,600	1,619
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,045	1,059
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	1,500	1,519
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/2026	2,025	2,051
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	800	870
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	600	651
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,000	2,049
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,055	2,079
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,000	2,047
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2035	1,000	985
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2037	2,230	2,119
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2038	2,340	2,189
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2039	2,460	2,259
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2040	2,585	2,330
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2041	6,335	5,535
	University of Alabama at Birmingham College & University Revenue	3.000%	10/1/2042	6,525	5,528
	University of Alabama College & University Revenue	3.000%	7/1/2036	8,580	8,414
	University of Alabama College & University Revenue	3.000%	7/1/2037	5,840	5,590
	University of Alabama College & University Revenue	3.000%	7/1/2037	4,825	4,618
	University of Alabama College & University Revenue	3.000%	7/1/2038	12,520	11,790
[1]	University of South Alabama College & University Revenue	5.000%	11/1/2029	1,110	1,129
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2032	5,545	6,276
[2]	University of South Alabama College & University Revenue	5.000%	4/1/2033	4,835	5,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2036	1,400	1,429
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2038	1,000	1,015
[1]	University of South Alabama College & University Revenue	4.000%	4/1/2040	1,030	1,037
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2041	500	551
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2045	1,000	1,047
[1]	Walker County AL Board of Education Special Tax Revenue	5.000%	3/1/2046	1,000	1,040
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	7,825	7,966
					4,118,818
Alaska (0.2%)
	Alaska GO	5.000%	8/1/2028	1,425	1,520
	Alaska GO	5.000%	8/1/2029	1,000	1,092
	Alaska GO	5.000%	8/1/2030	1,790	1,997
	Alaska GO	5.000%	8/1/2031	1,560	1,771
	Alaska GO	5.000%	8/1/2032	1,845	2,124
	Alaska GO	5.000%	8/1/2033	1,665	1,942
	Alaska GO	5.000%	8/1/2034	3,275	3,863
	Alaska GO	5.000%	8/1/2035	2,190	2,591
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	2,500	2,765
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2033	8,430	9,320
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2034	4,015	4,419
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	250	272
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	2.350%	12/1/2039	2,000	1,723
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	6/1/2054	3,770	4,109
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	12/1/2054	1,800	1,985
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2030	1,120	1,193
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2030	900	1,003
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2031	1,125	1,269
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2032	920	1,035
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2032	940	1,055
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/2033	870	975
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2033	955	1,068
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/2034	1,335	1,487
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	4.000%	6/1/2037	1,750	1,820
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2027	1,485	1,548
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2028	1,250	1,337
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2029	915	1,002
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2032	1,870	2,149
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2033	1,945	2,263
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2034	1,000	1,052
	Alaska International Airports System Port, Airport & Marina Revenue	4.000%	10/1/2035	850	888
	Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/2035	3,235	3,715
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2036	1,100	1,276
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2036	1,125	1,269
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2037	825	949
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2037	3,080	3,373
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	10/1/2038	950	1,085
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/2042	3,385	3,674
	Anchorage AK GO	4.000%	9/1/2035	1,250	1,312
	Anchorage AK GO	4.000%	9/1/2039	2,000	2,051
	Anchorage AK GO	4.000%	9/1/2041	1,000	1,017
	Anchorage AK GO	4.000%	9/1/2042	5,670	5,748
	Anchorage AK GO	4.000%	9/1/2042	3,295	3,340
	Anchorage AK GO	4.000%	9/1/2043	3,000	3,003
	Anchorage AK GO	4.000%	9/1/2043	4,800	4,806
	Anchorage AK GO	4.000%	9/1/2044	4,475	4,413
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2030	1,590	1,640
	Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/2031	2,000	2,062
	Anchorage AK Water Revenue	5.000%	5/1/2030	2,095	2,161
	Anchorage AK Water Revenue	5.000%	5/1/2031	1,570	1,619
	Anchorage AK Water Revenue	5.000%	5/1/2034	4,000	4,115
	Anchorage AK Water Revenue	5.000%	5/1/2035	4,000	4,110
	Anchorage AK Water Revenue	5.000%	5/1/2036	3,470	3,560
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	1,390	1,477
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2028	2,550	2,709
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	2,105	2,286
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2029	725	787
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	955	1,055
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2030	3,665	4,049
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2031	1,255	1,410

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	2,510	2,857
	Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/2032	1,070	1,218
	North Slope Borough AK GO	5.000%	6/30/2027	900	933
	North Slope Borough AK GO	5.000%	6/30/2028	1,945	2,068
	North Slope Borough AK GO	5.000%	6/30/2029	9,000	9,783
	North Slope Borough AK GO	5.000%	6/30/2030	1,140	1,265
	North Slope Borough AK GO	5.000%	6/30/2030	4,805	5,333
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,074
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	795	860
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,570	2,759
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,960	2,090
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,800	1,818
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,500	2,513
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	3,200	3,198
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,000	1,977
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,500	2,447
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,115	1,085
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,250	3,118
					183,104
American Samoa (0.0%)
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	235
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	286
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	267
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	1,280	1,370
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	1,795	1,919
[5]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
					4,177
Arizona (1.3%)
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2032	5,000	5,753
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2034	1,250	1,289
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2035	1,280	1,317
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	1,500	1,538
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2037	3,000	3,491
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2038	3,250	3,753
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2039	2,100	2,408
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	3,000	3,357
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2041	1,100	1,166
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2042	1,000	1,105
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2043	1,000	1,091
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	1,500	1,440
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2042	1,000	1,101
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2044	2,300	2,477
	Arizona Board of Regents Lottery Revenue	5.000%	8/1/2045	3,000	3,193
	Arizona COP, ETM	5.000%	10/1/2026	10,590	10,780
	Arizona COP, ETM	5.000%	10/1/2028	11,330	12,135
	Arizona COP, ETM	5.000%	10/1/2029	17,350	19,027
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2030	4,375	4,425
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2032	14,000	14,152
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/2033	5,160	5,214
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,000	8,393
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2029	3,005	3,088
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	5,500	5,874
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2030	1,250	1,289
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2030	735	805
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	850	928
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2031	625	693
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	710	771
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	380	425
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	1,000	1,081
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2033	700	789
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	1,050	1,130
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2034	550	623
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	935	1,001
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2035	650	729
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2036	1,115	1,123
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2036	430	477
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2037	400	440
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2038	600	595
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	950	1,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2038	475	518
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2039	840	830
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2039	350	379
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2040	855	832
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	1,305	1,382
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2040	375	403
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	855	897
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2041	350	372
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	1,800	1,871
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2042	450	472
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2043	510	529
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2044	475	488
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	4.500%	7/1/2033	465	472
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2038	300	304
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2039	1,000	1,007
[5]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.250%	7/1/2043	275	276
[5]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/2030	390	393
[5]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	4.000%	7/15/2030	380	380
[5]	Arizona IDA Charter School Aid Revenue (Doral Academy of Nevada - Pebble Campus Project)	5.000%	7/15/2040	830	831
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2029	125	133
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2030	130	140
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/2031	125	136
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2032	725	706
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2033	750	723
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2034	770	734
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2035	800	751
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2036	820	758
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2038	880	789
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2039	905	796
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2040	1,865	1,587
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	3.000%	7/1/2041	1,930	1,602
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2027	325	327
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2028	170	171
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2029	160	161
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2030	190	191
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2031	200	201
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2032	210	211
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	5.000%	7/1/2033	220	221
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2034	230	230
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2035	240	239
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Jerome Facility Project)	4.000%	7/1/2036	665	657
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2027	55	56
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2028	60	62
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2029	65	68
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2030	70	74
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2031	70	75
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2032	475	505
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	5.000%	7/1/2033	315	333
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2034	335	335
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2035	1,100	1,095
	Arizona IDA Charter School Aid Revenue (KIPP NYC Public Charter Schools-Macombs Facility Project)	4.000%	7/1/2036	310	306
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/2041	920	866
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevada-Horizon, Inspirada & St. Rose Campus Projects)	5.750%	7/15/2038	2,060	2,070
[5]	Arizona IDA Charter School Aid Revenue (Pinecrest Academy of Nevadasloan Canyon Project)	4.000%	7/15/2030	755	760
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	355
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	200	218
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	300	326
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	420	455
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	225	230
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	355	362
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	1,235	1,255
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	445	452
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	1,215	1,229
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,145	1,147
	Arizona IDA Health, Hospital, Nursing Home Revenue	3.000%	2/1/2041	900	783
[5]	Arizona IDA Health, Hospital, Nursing Home Revenue	7.125%	5/1/2044	7,250	7,776
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2029	1,410	1,515
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2029	2,610	2,850
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2030	2,000	2,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/2030	2,780	3,067
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/2030	2,865	3,176
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/2031	1,785	1,997
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/2031	5,235	5,929
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	24,067	24,110
	Arizona IDA Local or Guaranteed Housing Revenue	6.250%	10/1/2055	1,300	1,454
	Arizona IDA Local or Guaranteed Housing Revenue (Hacienda Del Rio Project)	4.500%	6/1/2041	3,963	4,143
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2027	400	412
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2028	325	342
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2029	700	751
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2031	325	347
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2032	325	346
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2033	350	372
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2034	250	257
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2035	530	559
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2036	555	583
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2037	1,325	1,385
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	5.000%	6/1/2038	650	677
[2]	Arizona IDA Local or Guaranteed Housing Revenue (NCCU Properties LLC - North Carolina Central University Project)	4.000%	6/1/2039	500	507
[5,6]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	30,545	30,545
[5,6]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	16,530	16,530
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	1,505	35
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	4,955	116
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	2,605	61
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/2027	7,000	164
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2028	8,130	191
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/2030	6,000	141
[5,7]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/2031	985	23
	Arizona Lottery Revenue, ETM	5.000%	7/1/2026	6,390	6,459
	Arizona Lottery Revenue, ETM	5.000%	7/1/2027	7,000	7,257
	Arizona Lottery Revenue, ETM	5.000%	7/1/2028	5,500	5,841
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2029	10,000	10,802
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2030	2,465	2,710
[2]	Arizona Sports & Tourism Authority Miscellaneous Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/2031	6,620	7,381
	Arizona State University College & University Revenue	5.000%	7/1/2043	3,000	3,107
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.650%	7/1/2030	860	805
	Bullhead AZ Excise Taxes Sales Tax Revenue	1.700%	7/1/2031	450	414
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.100%	7/1/2036	5,125	4,458
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.300%	7/1/2041	8,000	6,336
	Chandler AZ GO	5.000%	7/1/2027	5,800	6,026
	Chandler AZ GO	5.000%	7/1/2028	8,800	9,379
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	17,930	18,196
	Coconino County Pollution Control Corp. Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	380	380
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	1,860	1,917
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2042	6,000	6,113
	Glendale AZ Excise Sales Tax Revenue	5.000%	7/1/2027	3,495	3,627
	Glendale AZ GO	4.000%	7/1/2041	1,920	1,963
	Glendale AZ GO	4.000%	7/1/2042	2,000	2,023
	Glendale IDA College & University Revenue	5.000%	5/15/2040	1,375	1,522
	Glendale IDA College & University Revenue	5.000%	5/15/2041	1,845	2,019
	Glendale IDA College & University Revenue	5.000%	5/15/2042	1,350	1,461
	Glendale IDA College & University Revenue	5.000%	5/15/2043	2,000	2,138
	Glendale IDA College & University Revenue	5.000%	5/15/2044	1,625	1,718
	Glendale IDA Local or Guaranteed Housing Revenue (Royal Oaks Inspirata Pointe Project)	5.000%	5/15/2041	1,500	1,488
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2041	1,250	1,390
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2042	1,275	1,400
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2043	2,260	2,452
[1]	Glendale Union High School District No. 205 (Project of 2024) GO	5.000%	7/1/2044	1,000	1,073
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2030	1,775	1,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goodyear Public Improvement Corp. Sales Tax Revenue	4.000%	7/1/2031	1,500	1,509
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2028	100	102
	La Paz County IDA Charter School Aid Revenue (Charter School Solutions - Harmony Public Schools Project)	5.000%	2/15/2038	600	610
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2029	110	115
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/2030	150	159
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2035	375	447
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2041	1,000	1,132
	Lake Havasu City AZ Wastewater System GO	5.000%	7/1/2042	1,000	1,116
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2034	400	429
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2035	250	267
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2036	200	213
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2038	250	265
	Marana AZ Pledged Excise Sales Tax Revenue	5.000%	7/1/2039	225	237
	Maricopa County Elementary School District No. 14 Creighton GO	3.000%	7/1/2033	2,310	2,307
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2032	1,635	1,885
	Maricopa County High School District No. 214 Tolleson Union High School (Arizona School Improvement Bonds Projects of 2023 & 2024) GO	5.000%	7/1/2041	5,500	6,130
	Maricopa County High School District No. 214 Tolleson Union High School (School Improvement Project) GO	5.000%	7/1/2038	1,385	1,446
	Maricopa County High School District No. 214 Tolleson Union High School GO	4.000%	7/1/2035	1,700	1,762
	Maricopa County IDA Charter School Aid Revenue (Horizon Community Learning Center Project)	5.000%	7/1/2035	1,100	1,103
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2034	500	504
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2035	975	1,046
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	750	771
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.000%	7/1/2039	2,500	2,550
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.000%	7/1/2040	5,575	5,358
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	4.250%	7/1/2044	3,000	2,683
	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional Schools Project)	5.250%	7/1/2045	2,515	2,524
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2032	12,020	12,148
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	9,045	9,252
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	1,035	1,095
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	7,510	7,670
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,120	1,181
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,000	1,051
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,240	2,347
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	695	702
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	2,520	2,631
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	2,730	3,068
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,615	1,643
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	875	779
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,360	1,505
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	2,645	2,897
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	5,000	5,127
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,400	2,621
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,500	1,620
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,150	2,295
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2044	1,400	1,324
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	19,065	20,823
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,360	2,415
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	6,500	5,715
	Maricopa County Pollution Control Corp. Industrial Revenue	2.400%	6/1/2035	9,930	8,731
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2027	930	899
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2030	1,235	1,132
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2031	675	606
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	3.000%	10/1/2039	14,905	12,781
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2030	1,425	1,457
	Maricopa County Unified School District No. 48 Scottsdale GO	4.000%	7/1/2031	2,010	2,052
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2035	1,635	1,687
	Maricopa County Union High School District No. 210-Phoenix (School Improvement Project) GO	5.000%	7/1/2036	2,500	2,574
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2034	275	325
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2035	625	735
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2036	1,500	1,748
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2037	1,250	1,446
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2038	1,275	1,463
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2039	1,200	1,366
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2040	1,000	1,126
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2041	850	948
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2042	875	966
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2043	875	956
	Maricopa County Union High School District No. 216 Agua Fria (Project of 2023 & 2024) GO	5.000%	7/1/2044	1,650	1,784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2034	2,900	2,923
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2035	3,110	3,133
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/2036	3,800	3,826
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2036	375	369
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2038	325	303
	Mesa AZ Excise Tax Sales Tax Revenue	3.000%	7/1/2039	500	457
	Mesa AZ GO	5.000%	7/1/2028	2,690	2,864
	Mesa AZ GO	5.000%	7/1/2029	2,825	3,081
	Mesa AZ GO	5.000%	7/1/2039	2,500	2,809
	Mesa AZ GO	5.000%	7/1/2040	4,835	5,399
	Mesa AZ Utility System Intergovernmental Agreement Revenue	5.000%	7/1/2043	4,565	4,919
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2034	3,000	3,526
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2035	3,000	3,551
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2036	4,000	4,687
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2040	6,500	7,380
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2041	4,100	4,608
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	4,000	4,131
[1]	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/2042	3,190	3,537
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2043	7,000	7,065
[1]	Mesa AZ Utility System Multiple Utility Revenue	4.000%	7/1/2044	3,070	3,062
	Mesa AZ Utility System Water Revenue	3.000%	7/1/2044	1,665	1,338
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	3,335	3,614
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2036	1,000	1,181
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	3,275	3,530
[2]	Northern Arizona University College & University Revenue	5.000%	6/1/2037	800	946
[5]	Phoenix Arizona IDA Charter School Aid Revenue (Legacy Traditional Schools Projects)	5.000%	7/1/2036	7,540	7,553
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2026	250	252
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2029	700	724
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2031	700	722
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue	5.000%	7/1/2033	300	308
	Phoenix AZ GO	5.000%	7/1/2032	1,250	1,444
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2026	1,790	1,811
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2030	3,895	4,035
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	12,550	12,983
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2031	1,870	1,890
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	13,160	13,299
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,000	2,154
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	4,500	4,645
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,275	3,308
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	11,565	11,683
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2033	3,500	3,759
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	8,520	8,604
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2034	12,815	12,942
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	2,000	2,059
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2035	24,550	25,259
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	4,190	4,306
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	10,035	10,307
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2036	8,750	8,830
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	3,185	3,268
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	20,065	20,575
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2037	8,715	8,795
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,750	3,087
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,215	1,309
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2040	2,500	2,785
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,600	1,664
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,650	1,709
[1,8]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	9,000	10,999
[9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2042	11,000	13,368
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2043	13,115	14,299
[9]	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.500%	7/1/2043	10,945	13,163
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	3,115	3,267
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	21,650	22,707
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2044	11,775	12,680
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/2037	370	384
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2032	650	686
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2033	765	805
	Pima County AZ Community College District College & University Revenue	5.000%	7/1/2034	1,245	1,309
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2032	2,625	3,023
	Pima County AZ Sewer System Intergovernmental Agreement Revenue	5.000%	7/1/2033	1,325	1,547
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	380	378

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2030	1,510	1,503
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2031	395	393
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2034	2,405	2,406
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	5.000%	6/15/2039	1,310	1,310
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,985	1,736
[5]	Pima County IDA Charter School Aid Revenue (American Leadership Academy Project)	4.000%	6/15/2041	1,000	876
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,400	1,402
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	1,375	1,347
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	2,530	2,435
	Pima County IDA Health, Hospital, Nursing Home Revenue	4.000%	4/1/2046	4,595	3,983
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2039	800	897
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2040	1,125	1,255
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2041	1,000	1,105
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2042	1,200	1,313
[1]	Pima County Unified School District No. 1 Tucson (Project of 2023) GO	5.000%	7/1/2043	1,200	1,300
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2037	1,000	1,153
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2038	1,150	1,312
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2039	725	821
[2]	Pinal County AZ Sales Tax Revenue	5.000%	8/1/2040	875	981
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2036	11,000	11,219
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	12,445	12,664
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	5/1/2042	2,395	2,679
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2036	1,995	2,080
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	8,130	8,798
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	4,250	4,643
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	6,000	6,495
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2045	4,615	4,825
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2047	3,520	3,617
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	7,790	7,919
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	270	285
	Scottsdale AZ (Project of 2019) GO	2.000%	7/1/2040	1,715	1,321
	Sierra Vista IDA Charter School Aid Revenue	5.250%	6/15/2035	3,000	3,111
	Sierra Vista IDA Charter School Aid Revenue	6.250%	6/15/2045	6,775	6,930
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2038	4,845	4,906
[5]	Sierra Vista IDA Charter School Aid Revenue (American Leadership Academy Project)	5.250%	6/15/2042	4,460	4,432
	Tempe AZ GO	5.000%	7/1/2037	5,920	6,921
	Tempe AZ GO	5.000%	7/1/2038	6,490	7,529
	Tempe AZ GO	5.000%	7/1/2039	6,560	7,556
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,535
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	3,700	3,714
	Tucson AZ Water System Water Revenue	5.000%	7/1/2029	1,750	1,818
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	1,005
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,245	1,284
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,020	1,069
	Yuma AZ Sales Tax Revenue	5.000%	7/1/2041	1,000	1,124
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	560
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,045	1,184
					1,093,234
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	1,450	1,507
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,810	1,908
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,200	1,270
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,500	1,600
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,200	1,281
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,500	1,596
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,885	4,121
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	1,000	1,057
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	2,275	2,405
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,085	1,162
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	1,000	1,052
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	2,200	2,318
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	900	940
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	2,300	2,412
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	1,000	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,850	1,930
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	1,400	1,453
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,250	1,293
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,085	1,092
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	1,405	1,447
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,100	1,126
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2042	3,150	2,844
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue	5.500%	1/1/2056	2,890	3,169
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2027	1,250	1,295
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2028	1,500	1,592
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2029	1,500	1,630
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2041	2,000	2,258
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2042	1,515	1,689
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2043	1,445	1,587
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2044	1,640	1,779
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2045	1,750	1,875
	Arkansas Development Finance Authority Water Revenue	5.000%	6/1/2046	3,010	3,202
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.125%	11/1/2040	2,100	2,150
	Bentonville AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2045	2,720	2,746
	El Dorado Special School District No. 15 GO	5.000%	2/1/2037	2,010	2,124
	El Dorado Special School District No. 15 GO	5.000%	2/1/2038	2,110	2,223
	El Dorado Special School District No. 15 GO	5.000%	2/1/2040	2,325	2,434
	El Dorado Special School District No. 15 GO	5.000%	2/1/2041	2,440	2,545
	El Dorado Special School District No. 15 GO	5.000%	2/1/2042	2,565	2,662
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2040	1,000	1,120
[1]	Fort Smith AR Sales & Use Sales Tax Revenue	5.000%	11/1/2043	750	809
[1]	Little Rock School District GO	2.000%	2/1/2039	8,420	6,549
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	200	205
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	185	194
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	3,000	3,037
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	3,305	3,343
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	2,815	2,845
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,094
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2029	2,735	2,760
	Rogers AR Sales & Use Tax Sales Tax Revenue	4.000%	11/1/2031	1,535	1,548
	Rogers School District No. 30 GO	3.000%	2/1/2031	1,960	1,961
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,035	1,077
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2031	1,300	1,452
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2032	1,700	1,892
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2033	1,700	1,882
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2034	2,305	2,542
	Springdale School District No. 50 GO	3.000%	6/1/2032	3,415	3,416
	University of Arkansas College & University Revenue	5.000%	4/1/2035	1,335	1,501
	University of Arkansas College & University Revenue	5.000%	11/1/2044	2,675	2,880
	University of Arkansas College & University Revenue	5.000%	12/1/2045	6,585	6,846
					122,768
California (9.5%)
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2033	750	781
[1]	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/2034	600	624
	ABC Unified School District GO	3.000%	8/1/2041	2,710	2,466
	Acalanes Union High School District GO	6.350%	8/1/2039	5,000	5,580
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	6,510	6,598
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	750	761
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	11,875	12,006
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2027	1,000	1,033
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2029	930	1,013
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2030	1,500	1,673
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2032	1,000	1,155
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,171
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,196
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2036	1,000	1,198
[3]	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2038	1,445	1,695
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	9,945	9,136
[1]	Alhambra Unified School District GO	0.000%	8/1/2032	3,000	2,509
[1]	Alhambra Unified School District GO	0.000%	8/1/2034	1,415	1,101
[1]	Alhambra Unified School District GO	0.000%	8/1/2038	6,150	4,027
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	500	566
	Antelope Valley Community College District GO	0.000%	8/1/2034	1,200	899
	Antelope Valley Community College District GO	0.000%	8/1/2036	1,000	664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Antelope Valley Community College District GO	0.000%	8/1/2037	1,150	719
[3]	Antelope Valley Community College District GO	5.000%	8/1/2043	765	829
[3]	Antelope Valley Community College District GO	5.000%	8/1/2044	640	687
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	3,740	3,740
[2,10]	Bakersfield City School District GO, 5.750% coupon rate effective 5/1/2033	0.000%	5/1/2037	1,700	1,421
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	4,680	4,764
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2034	25,300	25,656
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	33,140	33,561
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,060	3,399
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	54,000	53,985
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/2026	33,465	33,465
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	19,535	19,120
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.500%	2/5/2026	60,800	60,800
	Beverly Hills CA Unified School District GO	0.000%	8/1/2028	5,000	4,740
	Beverly Hills CA Unified School District GO	0.000%	8/1/2029	7,950	7,371
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	75,405	83,833
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	4,180	4,458
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	4,395	4,718
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	2,000	2,184
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	90,000	98,685
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	36,655	37,319
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	27,420	28,843
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	70,480	74,540
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	69,000	74,134
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	59,495	64,714
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	130,050	138,912
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	90,760	97,353
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	46,005	49,329
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	132,755	144,467
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	94,825	100,523
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	161,020	169,920
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	143,565	157,477
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	58,005	62,058
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	64,300	65,502
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	132,455	139,926
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	19,120	19,352
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	86,920	91,551
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	62,770	67,856
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	162,955	171,377
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	69,570	73,824
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	66,760	73,250
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	92,610	101,140
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	40,685	44,264
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	4,620	3,534
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	600	629
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	500	536
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,800	1,802
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2030	1,945	2,064
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2031	2,475	2,649
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2032	2,605	2,800
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2033	1,375	1,482
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,020	1,083
[9]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	2,004
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	9,205	10,938
	California GO	5.000%	10/1/2026	10,000	10,203
	California GO	5.000%	10/1/2027	1,025	1,075
	California GO	5.000%	10/1/2027	24,000	25,177
	California GO	5.000%	8/1/2028	8,090	8,673
	California GO	5.000%	8/1/2028	15,000	16,080
	California GO	5.000%	9/1/2028	10,000	10,744
	California GO	5.000%	9/1/2029	10,000	11,022
	California GO	5.000%	9/1/2029	47,945	52,845
	California GO	5.000%	10/1/2029	90	90
	California GO	5.000%	4/1/2030	6,320	7,064
	California GO	5.000%	4/1/2030	1,700	1,900
	California GO	4.000%	8/1/2030	12,400	12,492
	California GO	5.000%	9/1/2030	5,000	5,641
	California GO	5.000%	9/1/2030	29,910	33,743
	California GO	5.000%	10/1/2030	3,275	3,701
	California GO	3.500%	12/1/2030	7,500	7,503

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	4/1/2031	10,640	12,152
California GO	5.000%	8/1/2031	4,000	4,598
California GO	5.000%	8/1/2031	15,000	17,244
California GO	5.000%	9/1/2031	32,920	37,905
California GO	5.000%	10/1/2031	3,645	4,204
California GO	5.000%	10/1/2031	210	210
California GO	5.000%	11/1/2031	10,000	10,471
California GO	5.000%	4/1/2032	26,035	28,298
California GO	5.000%	4/1/2032	5,855	6,820
California GO	5.000%	8/1/2032	15,000	17,567
California GO	5.000%	8/1/2032	12,190	14,276
California GO	5.000%	9/1/2032	5,500	6,450
California GO	4.000%	11/1/2032	4,805	4,929
California GO	5.000%	4/1/2033	12,000	13,009
California GO	4.000%	8/1/2033	10,020	10,080
California GO	4.000%	9/1/2033	16,050	16,161
California GO	5.000%	10/1/2033	55	55
California GO	5.000%	3/1/2034	1,000	1,105
California GO	5.000%	8/1/2034	4,190	4,240
California GO	5.000%	8/1/2034	12,900	15,536
California GO	5.000%	9/1/2034	1,655	1,678
California GO	5.000%	10/1/2034	160	160
California GO	5.000%	11/1/2034	7,770	8,686
California GO	5.000%	11/1/2034	2,590	2,895
California GO	5.000%	12/1/2034	1,550	1,562
California GO	5.000%	3/1/2035	2,970	3,599
California GO	5.000%	4/1/2035	6,435	6,941
California GO	5.000%	4/1/2035	6,720	7,166
California GO	5.000%	8/1/2035	4,145	5,037
California GO	5.000%	9/1/2035	3,115	3,593
California GO	3.000%	10/1/2035	59,650	59,893
California GO	3.000%	11/1/2035	2,300	2,313
California GO	5.000%	11/1/2035	22,035	24,504
California GO	4.000%	3/1/2036	9,475	9,908
California GO	5.000%	3/1/2036	3,775	4,535
California GO	5.000%	8/1/2036	7,610	9,021
California GO	5.000%	8/1/2036	4,020	4,843
California GO	5.000%	9/1/2036	11,555	13,478
California GO	5.000%	9/1/2036	2,145	2,523
California GO	5.000%	9/1/2036	4,875	5,734
California GO	3.000%	10/1/2036	6,015	6,009
California GO	5.000%	8/1/2037	20,000	23,378
California GO	3.000%	10/1/2037	6,800	6,540
California GO	5.000%	10/1/2037	6,930	7,733
California GO	5.000%	11/1/2037	8,660	9,833
California GO	5.000%	8/1/2039	17,000	19,574
California GO	5.000%	10/1/2039	2,250	2,540
California GO	5.000%	8/1/2041	11,000	12,666
California GO	5.000%	9/1/2041	1,035	1,136
California GO	5.000%	9/1/2041	4,000	4,526
California GO	5.000%	3/1/2042	4,500	5,092
California GO	5.000%	9/1/2042	12,540	13,783
California GO	5.000%	10/1/2042	35,240	37,012
California GO	5.000%	10/1/2042	12,000	13,283
California GO	5.000%	11/1/2042	4,000	4,405
California GO	5.000%	3/1/2043	2,155	2,406
California GO	5.000%	9/1/2043	45,500	50,026
California GO	5.000%	9/1/2043	16,625	18,373
California GO	5.000%	3/1/2044	3,960	4,373
California GO	5.000%	8/1/2044	3,000	3,296
California GO	5.000%	9/1/2044	14,875	16,279
California GO, Prere.	4.000%	3/1/2030	205	220
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,135	5,439
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	3,000	3,145
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,050	2,146
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	39,900	44,345
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,320	2,423
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	11,295	12,616
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	4,030	4,203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	5,000	5,250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,250	2,347
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,400	3,541
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,125	2,213
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	4,395	5,022
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	2,500	2,439
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	2,000	2,071
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	22,000	22,144
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	6,395	6,607
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	2,000	2,175
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,848
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,000	1,101
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	2,075	2,179
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,435	2,287
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	22,735	24,984
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	14,140	15,243
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	16,925	18,644
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,130	1,311
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2031	5,000	5,653
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	27,273	28,021
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,065	7,378
[11]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	81,610	83,517
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	49,689	49,616
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	54,373	53,104
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	8,771	9,181
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	10,297
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	10,266
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	10,000	10,266
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,255	1,495
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2040	2,450	2,824
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2041	3,190	3,636
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2042	4,000	4,502
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	2,015	2,240
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	24,100	22,607
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	5,315	5,478
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	36,145	36,128
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.326%	11/20/2040	5,150	4,876
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	17,746	16,775
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,705
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	3,810	4,038
[5]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	13,870	13,870
[5,6]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	4,800	4,800
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	3,000	3,071
[5]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2036	2,340	2,374
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	875	914
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	5,550	5,677
[5]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	14,520	14,416
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	11,240	3,474
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,611
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	6,585	7,064
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,500	1,683
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,109
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,098
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	10,000	11,497
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,200	1,380
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	1,250	1,460
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	2,825	3,348
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,250	2,701
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	3,905	4,717
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	4,915	5,886
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2037	6,295	7,480
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	2,750	3,228
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	775	924
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2038	2,065	2,433
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	13,340	14,964
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	7,480	7,876
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	5.000%	11/1/2046	1,575	1,658
	California State University College & University Revenue	5.000%	11/1/2030	8,400	8,707
	California State University College & University Revenue	5.000%	11/1/2031	5,955	6,168
	California State University College & University Revenue	5.000%	11/1/2033	8,010	8,280
	California State University College & University Revenue	5.000%	11/1/2034	10,270	10,606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2035	10,000	10,311
	California State University College & University Revenue	5.000%	11/1/2036	12,660	13,034
	California State University College & University Revenue	5.000%	11/1/2036	7,165	7,792
	California State University College & University Revenue	5.000%	11/1/2037	7,525	9,014
	California State University College & University Revenue	5.000%	11/1/2038	20,985	24,892
	California State University College & University Revenue	5.000%	11/1/2039	2,000	2,286
	California State University College & University Revenue	5.000%	11/1/2039	13,065	15,355
	California State University College & University Revenue	5.000%	11/1/2040	4,000	4,538
	California State University College & University Revenue	5.000%	11/1/2040	4,960	5,776
	California State University College & University Revenue	3.000%	11/1/2041	1,585	1,438
	California State University College & University Revenue	5.000%	11/1/2041	1,060	1,199
	California State University College & University Revenue	5.000%	11/1/2041	4,480	5,196
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,119
	California State University College & University Revenue	5.000%	11/1/2042	4,915	5,630
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,107
	California State University College & University Revenue	5.000%	11/1/2043	9,205	10,402
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	4,530	4,438
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	10,985	10,406
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,925	5,963
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,013
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	4,100	4,105
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	14,000	15,813
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,500	3,522
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	35,000	40,310
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,000	1,081
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	65,000	76,404
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,000	3,038
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	1,330	1,462
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,725	3,949
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,725	5,010
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,006
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	2,000	2,012
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	2,870	2,969
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	81,265	87,828
	Cerritos Community College District GO	0.000%	8/1/2028	1,000	942
	Cerritos Community College District GO	0.000%	8/1/2030	1,850	1,656
	Cerritos Community College District GO	0.000%	8/1/2031	1,000	870
	Chino Valley Unified School District GO	0.000%	8/1/2033	1,420	1,116
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2033	2,090	1,914
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2034	2,155	1,939
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2041	2,650	1,961
	Concord CA COP	2.125%	4/1/2041	2,275	1,697
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	24,955	20,714
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	8,450	7,211
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	4,690	3,738
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	5,300	4,484
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	12,500	8,774
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,060	1,055
	Desert Sands Unified School District GO	5.000%	8/1/2033	1,305	1,358
[1]	Downey Unified School District GO	2.000%	8/1/2038	1,080	867
[1]	Downey Unified School District GO	2.000%	8/1/2039	1,005	787
[1]	Downey Unified School District GO	2.000%	8/1/2040	2,565	1,939
[1]	Downey Unified School District GO	2.000%	8/1/2041	3,120	2,276
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,685	1,202
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2040	1,500	1,763
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2041	1,655	1,926
	El Camino Community College District Foundation GO	2.000%	8/1/2040	2,500	1,935
	El Segundo Unified School District GO	0.000%	8/1/2028	2,705	2,547
	El Segundo Unified School District GO	0.000%	8/1/2029	8,655	7,950
	El Segundo Unified School District GO	0.000%	8/1/2030	9,160	8,201
[9]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2026	2,985	2,937
[9]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2028	2,875	2,688
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,127
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.200%	1/15/2029	2,000	2,235
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	3,000	2,390
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	516	506
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	16,175	14,547
[5,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	42,017	38,567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	45,921	42,843
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	19,362	16,313
[12]	Freddie Mac Pool	3.400%	11/1/2040	3,984	3,673
	Fresno Unified School District GO	3.000%	8/1/2036	1,000	993
	Fresno Unified School District GO	3.000%	8/1/2036	2,385	2,363
[1]	Gilroy Unified School District GO	0.000%	8/1/2032	3,400	2,847
[1]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2026	5,000	4,965
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	5,000	4,858
[13]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2028	52,135	49,578
[2]	Imperial Community College District GO	0.000%	8/1/2030	2,020	1,724
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2034	3,735	3,817
	Inglewood Unified School District GO	5.000%	8/1/2033	620	731
	Inglewood Unified School District GO	5.000%	8/1/2035	1,000	1,204
	Inglewood Unified School District GO	5.500%	8/1/2037	1,000	1,225
	Inglewood Unified School District GO	5.500%	8/1/2038	1,500	1,822
	Inglewood Unified School District GO	5.500%	8/1/2040	1,250	1,493
	Inglewood Unified School District GO	5.500%	8/1/2042	1,800	2,104
	Inglewood Unified School District GO	5.500%	8/1/2044	1,000	1,136
[1]	Kern Community College District GO	0.000%	11/1/2026	10,210	10,018
	Kern Community College District GO	3.000%	8/1/2040	3,030	2,787
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/2027	1,500	1,446
[9]	La Mesa-Spring Valley School District GO	0.000%	8/1/2028	3,520	3,307
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2028	235	253
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2040	300	335
[1]	Long Beach Unified School District GO	0.000%	8/1/2026	1,475	1,457
[1]	Long Beach Unified School District GO	0.000%	8/1/2033	3,145	2,540
	Long Beach Unified School District GO	3.000%	8/1/2040	3,090	2,805
	Los Angeles CA Unified School District GO	5.000%	7/1/2031	23,000	26,665
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	11,000	13,214
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,520
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	12,193
	Los Angeles CA Unified School District GO	3.000%	7/1/2035	2,605	2,597
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	17,000	17,855
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	25,525	26,745
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	12,500	13,074
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	6,000	6,222
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	10,000	10,227
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,223
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2031	5,120	5,313
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	3,000	3,099
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,000	2,066
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	4,000	4,128
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	12,325	14,939
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,106
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2031	16,000	16,677
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	18,870	19,646
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,815	15,410
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	12,500	12,994
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	16,845	17,482
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,035	5,341
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	16,000	16,574
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	20,500	21,213
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	12,325	13,275
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	7,565	7,964
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2036	2,995	3,134
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2037	7,765	8,086
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,725	3,057
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,750	2,971
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	6,285	6,502
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	8,800	9,462
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	3,000	3,088
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,000	5,735
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,675	4,160
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	2,735	3,062
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,000	1,105
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	1,330	1,361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	615	638
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,015	2,090
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	1,805	1,872
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	7,920	8,214

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	770	799
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	555	576
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	720	737
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,715	2,816
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,025	9,603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,135	2,272
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	7,125	7,581
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	3,345	3,516
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	555	591
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	820	839
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,130	1,202
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	865	920
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	885	886
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,305	6,627
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,455	5,937
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,700	5,115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,975	2,149
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,550	1,603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	5,430	5,703
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	670	712
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,690	1,818
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,295	3,545
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	889
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	465	506
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	940	1,023
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,475	1,605
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	3,215	3,499
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,970	2,117
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	310	344
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	16,315	18,126
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,910	6,203
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	5,230	5,620
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	6,230	6,922
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,635	1,817
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	745	828
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	45,810	50,345
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,170	6,465
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	2,410	2,583
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,770	2,000
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	9,685	10,941
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	975	1,057
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,460	1,649
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	640	723
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,270	7,083
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,935	3,067
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,070	2,214
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	3,805	4,112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,635	1,873
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,995	6,868
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	965	1,019
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,005	1,086
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,995	2,286
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,795	3,202
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	7,940	9,097
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,070	1,127
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,430	2,768
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,665	1,929
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	250	282
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	970	1,115
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,625	1,883
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,900	3,360
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	10,840	12,561
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,415	9,902
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,530	5,135
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	12,065	14,123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,515	1,613
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	250	281
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	766
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	835	962
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	5,445	6,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,250	1,463
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	23,055	23,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	36,000	37,769
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	290	290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	580	653
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,820	2,017
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	12,170	13,928
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	440	507
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,290	1,369
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,170	2,521
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,405	1,656
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	18,005	21,219
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,505	2,951
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	16,270	16,557
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	17,150	17,939
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	565	623
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	500	568
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,590	1,679
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	700	806
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,760	4,331
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	320	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	490	561
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	300	343
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	1,000	1,164
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	19,770	23,084
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,255	3,799
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,140	11,334
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	750	776
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	10,525	10,980
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	11,585	12,185
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,905	2,085
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	530	589
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,355	7,155
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	3,200	3,578
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,160	1,315
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	800	848
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,250	1,358
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	500	547
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	525	595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	730	827
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,500	1,732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	55	58
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,465	1,595
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,990	2,196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,120	1,228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	725	821
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	170	189
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,000	1,143
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	11,865	13,591
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,860	3,275
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	7,125	7,463
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,370	3,606
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,615	1,752
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,695	2,942
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,435	1,606
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,950	2,182
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	920	1,035
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,395	1,542
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,680	2,981
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,100	1,231
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,138
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	45,635	48,718
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,340	1,458
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,960	10,772
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,470	1,638
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,127
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	22,185	25,137
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,000	1,133
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	19,475	20,754
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,240	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	8,450	9,270
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,630	2,900
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	3,000	3,357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,670	8,775
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,074
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,830	5,237
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,400	2,614
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,940	2,113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	14,570	16,076
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	11,280	12,443
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	100	106
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,820	8,404
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,050	1,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,500	1,618
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,055	1,143
[2]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,405	1,533
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	7,290	7,955
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,130	1,168
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,420	2,582
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	150	161
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,120	1,199
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	9,930	10,741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,945	5,239
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	5,960	6,335
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	15,255	16,362
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,825	11,241
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	10,065	10,685
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	15,480	16,338
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,180	1,225
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	1,000	1,034
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,750	2,926
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	2,600	2,712
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	815	887
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	385	419
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	950	998
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	33,240	36,148
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,260	2,511
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	320	356
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	10,075	11,194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	995	1,044
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	770	870
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	630	712
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	700	791
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	7,195	8,243
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	10,000	11,457
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,760	2,016
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	540	551
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	315	347
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	770	882
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,930	4,008
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	520	548
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,035	4,676
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	450	508
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	480	547
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,190	1,379
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	125	130
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,470	1,703
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,655	4,235
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,500	2,548
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	990	1,041
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,185	1,297
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	480	558
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	12,500	14,632
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	2,595	2,643
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,910	2,202
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,750	6,776
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	18,325	19,169
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,940	2,155
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,935	2,098
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,245	2,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	175	191
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	340	381
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	21,535	22,465
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	325	358
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	350	389
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,780	1,934
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	465	524
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,470	2,800
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	695	793
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,920	9,150
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	17,720	18,013
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	11,000	11,457
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,845	2,023
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,610	6,192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,435	2,688
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	230	257
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,725	3,085
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	525	591
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	5,995	6,525
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	515	564
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	17,490	19,817
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	10,150	10,754
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,545	12,461
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,285	1,303
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	450	496
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	965	1,070
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,065	4,550
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	17,360	18,558
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	21,460	23,052
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	520	564
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,000	4,430
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	394
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	900	967
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	165	176
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,775	5,898
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	370	401
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,570	2,805
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	1,585	1,703
[2]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	7,750	8,416
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	1,215	1,303
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,000	1,026
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2030	10,000	10,184
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	1,955	2,303
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	4,615	5,383
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	5,710	6,558
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	3,040	3,448
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	10,750	11,842
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2033	2,200	2,600
	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,000	1,016
[9]	Menifee Union School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,310	1,331
	Milpitas CA Unified School District GO	2.000%	8/1/2040	3,130	2,437
	Moreland School District GO	5.000%	8/1/2041	1,800	2,065
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	3,000	3,061
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	6,000	7,373
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	14,170	17,590
[1]	New Haven Unified School District GO	0.000%	8/1/2031	1,200	1,037
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	88,375	94,990
	Novato CA Unified School District GO	3.000%	8/1/2039	2,000	1,902
	Novato CA Unified School District GO	3.000%	8/1/2040	3,425	3,141
[1]	Oak Park Unified School District GO	0.000%	8/1/2028	1,050	981
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2037	1,000	1,198
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2040	1,000	1,159
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2036	10,050	10,818
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	12,500	13,389
	Palomar Community College District GO	0.000%	8/1/2032	1,965	1,655
[1]	Palomar Health GO	0.000%	8/1/2030	7,000	5,993
[1]	Palomar Health GO	0.000%	8/1/2032	9,300	7,344
	Palomar Health GO	4.000%	8/1/2034	5,725	5,444
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2032	6,050	5,096
	Palos Verdes Peninsula Unified School District GO	0.000%	8/1/2033	4,120	3,354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	1,580	1,562
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2035	2,395	1,784
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	974
	Poway Unified School District GO	0.000%	8/1/2029	6,160	5,652
[1]	Poway Unified School District GO	0.000%	8/1/2031	10,000	8,684
[2]	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	3,125	3,129
[1]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2030	1,375	1,437
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2026	3,625	3,588
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2027	3,670	3,519
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2028	5,580	5,201
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2029	5,610	5,075
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	1,170	1,198
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2039	1,635	1,658
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,100	2,112
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2027	2,760	2,675
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2028	4,350	4,118
	Riverside County Transportation Commission Highway Revenue, ETM	0.000%	6/1/2029	5,465	5,049
	Roseville CA Electric System Intergovernmental Agreement Revenue	4.000%	2/1/2036	3,365	3,396
[1]	Roseville Joint Union High School District GO	0.000%	8/1/2027	2,915	2,807
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2026	355	355
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	160	167
[9]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	11,000	9,592
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2031	5,780	6,264
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2033	2,645	2,847
	San Diego CA Unified School District GO	0.000%	7/1/2036	1,000	720
	San Diego CA Unified School District GO	0.000%	7/1/2037	1,000	696
	San Diego CA Unified School District GO	0.000%	7/1/2038	5,220	3,466
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,150	2,639
	San Diego CA Unified School District GO	0.000%	7/1/2044	10,825	5,091
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,425	1,567
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	4,355	3,891
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,115	996
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,950	2,115
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,400	1,528
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	1,600	1,900
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,375	1,495
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	1,450	1,706
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2040	1,860	1,905
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,165
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,000	1,130
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	1,330	1,486
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,315	1,449
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	8,800	8,963
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	2,090	2,327
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	9,655	10,043
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2036	2,500	3,040
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2037	2,395	2,882
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,260	2,601
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	3,330	3,777
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,590	4,011
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/2036	9,255	9,361
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	5,000	4,768
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,000	3,501
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,010	2,318
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	2,695	3,068
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	2,745	3,086
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,500	1,669
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2034	2,550	2,623
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2035	2,650	2,715
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2036	2,755	2,809
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2038	1,980	2,008
[5]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.300%	2/2/2026	1,500	1,500
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2030	1,870	1,923
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2037	12,985	16,258
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	3,395	3,932
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	1,410	1,592
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	1,595	1,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2033	10,000	10,873
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2034	3,715	4,030
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	10,950	11,843
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	4,250	4,842
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	19,000	20,932
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	3,925	4,153
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2035	2,015	2,132
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	9,225	9,704
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2039	1,000	1,139
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,000	1,123
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	12,000	12,646
	San Francisco Unified School District GO	5.000%	6/15/2033	1,215	1,437
	San Francisco Unified School District GO	5.000%	6/15/2037	3,000	3,438
	San Francisco Unified School District GO	5.000%	6/15/2038	3,135	3,401
	San Francisco Unified School District GO	5.000%	6/15/2041	1,025	1,136
	San Francisco Unified School District GO	5.000%	6/15/2042	1,325	1,453
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	3,000	3,089
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2034	2,485	2,693
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2036	3,565	3,662
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	68,705	77,232
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	537
	San Mateo Foster CA City School District GO	3.000%	8/1/2039	555	537
	San Mateo Foster CA City School District GO	3.000%	8/1/2040	560	525
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	500	460
	San Mateo Foster CA City School District GO	3.000%	8/1/2041	585	538
[10]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	3,220	3,541
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2029	3,535	3,232
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2030	3,535	3,137
[13]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2032	3,535	2,927
[9]	Santa Ana Unified School District GO	0.000%	8/1/2029	3,315	3,023
[9]	Santa Ana Unified School District GO	0.000%	8/1/2030	2,200	1,951
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	370
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	340	335
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	5,525	5,263
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	4,385	4,199
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	7,440	7,002
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2040	13,670	10,860
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	8,920	8,183
	Santa Clara County Financing Authority Lease (Abatement) Revenue	2.125%	5/1/2041	13,960	10,722
	Santa Clara Unified School District GO	3.000%	7/1/2036	4,425	4,411
	Santa Monica Community College District GO	0.000%	8/1/2027	7,065	6,820
	Santa Monica Community College District GO	0.000%	8/1/2028	7,295	6,868
	Santa Monica Community College District GO	0.000%	8/1/2029	12,640	11,607
[13]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2027	11,125	10,700
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2035	1,640	1,642
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2038	2,700	2,573
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2039	2,900	2,724
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2040	2,500	2,280
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2041	6,945	6,258
[9]	Simi Valley Unified School District GO	0.000%	6/1/2029	6,000	5,534
[1]	Simi Valley Unified School District GO	0.000%	8/1/2029	5,000	4,601
[1]	Simi Valley Unified School District GO	0.000%	8/1/2030	3,000	2,692
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2037	750	824
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	6/1/2039	1,000	1,089
	South San Francisco Unified School District GO	5.000%	9/1/2031	940	1,096
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2030	2,940	3,266
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2033	3,410	3,959
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	93,920	100,179
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2027	695	721
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	920	1,001
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2032	500	573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	330	383
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2034	795	916
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/2034	1,065	1,165
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	522
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2031	1,400	1,576
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,090	1,223
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,110
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	3,830	3,850
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2033	210	244
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2035	145	168
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2037	735	838
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	1,225	1,317
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	15,800	16,774
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/2027	445	462
	Stockton Unified School District COP	5.000%	2/1/2034	2,295	2,403
[2]	Stockton Unified School District GO	5.000%	8/1/2040	2,000	2,320
[2]	Stockton Unified School District GO	5.000%	8/1/2041	1,750	2,007
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2031	610	618
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2033	1,085	1,098
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,565	1,634
[9]	Union Elementary School District GO	0.000%	9/1/2027	7,295	7,039
[9]	Union Elementary School District GO	0.000%	9/1/2028	4,625	4,357
[9]	Union Elementary School District GO	0.000%	9/1/2028	6,275	5,903
	University of California College & University Revenue	5.000%	5/15/2030	78,040	87,771
	University of California College & University Revenue	5.000%	5/15/2031	11,205	12,895
	University of California College & University Revenue	5.000%	5/15/2031	7,850	9,034
	University of California College & University Revenue	5.000%	5/15/2031	4,650	5,351
	University of California College & University Revenue	5.000%	5/15/2032	8,635	9,194
	University of California College & University Revenue	5.000%	5/15/2033	1,500	1,787
	University of California College & University Revenue	5.000%	5/15/2033	2,690	3,204
	University of California College & University Revenue	4.000%	5/15/2034	28,825	29,303
	University of California College & University Revenue	5.000%	5/15/2035	5,210	6,317
	University of California College & University Revenue	5.000%	5/15/2036	9,010	9,482
	University of California College & University Revenue	5.000%	5/15/2036	3,000	3,285
	University of California College & University Revenue	5.000%	5/15/2036	2,000	2,311
	University of California College & University Revenue	5.000%	5/15/2036	118,050	142,859
	University of California College & University Revenue	5.000%	5/15/2037	2,120	2,428
	University of California College & University Revenue	5.000%	5/15/2037	4,500	5,154
	University of California College & University Revenue	5.000%	5/15/2037	10,050	11,862
	University of California College & University Revenue	5.000%	5/15/2037	22,680	26,769
	University of California College & University Revenue	5.000%	5/15/2038	1,000	1,138
	University of California College & University Revenue	5.000%	5/15/2038	14,875	17,419
	University of California College & University Revenue	5.000%	5/15/2038	17,190	20,130
	University of California College & University Revenue	5.000%	5/15/2039	1,150	1,243
	University of California College & University Revenue	5.000%	5/15/2039	1,000	1,131
	University of California College & University Revenue	5.000%	5/15/2039	5,000	5,657
	University of California College & University Revenue	5.000%	5/15/2039	13,015	15,135
	University of California College & University Revenue	5.000%	5/15/2040	10,000	11,553
	University of California College & University Revenue	5.000%	5/15/2040	9,990	11,541
	University of California College & University Revenue	5.000%	5/15/2040	10,850	12,613
	University of California College & University Revenue	5.250%	5/15/2040	15,925	19,800
	University of California College & University Revenue	5.000%	5/15/2041	8,000	8,585
	University of California College & University Revenue	5.000%	5/15/2041	18,000	20,137
	University of California College & University Revenue	5.000%	5/15/2041	4,500	5,098
	University of California College & University Revenue	5.000%	5/15/2041	4,620	5,234
	University of California College & University Revenue	5.000%	5/15/2041	7,900	9,060
	University of California College & University Revenue	5.000%	5/15/2042	2,250	2,399
	University of California College & University Revenue	5.000%	5/15/2042	3,000	3,360
	University of California College & University Revenue	5.000%	5/15/2042	1,500	1,680
	University of California College & University Revenue	5.000%	5/15/2042	6,085	6,891
	University of California College & University Revenue	5.000%	5/15/2043	2,000	2,214
	University of California College & University Revenue	5.000%	5/15/2043	1,250	1,383
	University of California College & University Revenue	5.000%	5/15/2043	8,510	9,512

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/2044	5,105	5,635
	University of California College & University Revenue	5.000%	5/15/2045	4,130	4,500
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	5,625	5,958
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	6,025	6,362
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	6,640	6,967
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2038	12,300	12,850
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	1,850	1,937
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2040	7,405	7,634
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	12,975	13,296
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	15,000	17,003
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	10,000	11,177
[1]	Upland Unified School District GO	0.000%	8/1/2031	7,445	6,465
	Ventura County Community College District GO	0.000%	8/1/2026	8,500	8,404
	Ventura County Community College District GO	0.000%	8/1/2027	8,500	8,211
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	765	794
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	655	687
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	545	587
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2041	430	456
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2028	5,230	4,892
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/2030	13,450	11,924
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2031	6,670	5,717
[1,8]	West Contra Costa Unified School District GO	0.000%	8/1/2032	18,000	14,950
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2032	6,000	5,019
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2033	5,030	4,014
[1]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,810	2,269
[2]	West Contra Costa Unified School District GO	4.000%	8/1/2033	1,715	1,875
[9]	West Contra Costa Unified School District GO	0.000%	8/1/2034	17,000	12,998
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	500	604
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2034	1,750	2,115
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2035	2,250	2,709
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	500	594
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,189
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,625	1,932
	William S Hart Union High School District GO	0.000%	8/1/2033	1,250	1,008
					8,229,380
Colorado (1.7%)
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2039	4,000	4,824
	Adams & Arapahoe Counties Joint School District 28J Aurora GO	5.500%	12/1/2040	2,145	2,563
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2037	2,295	2,396
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/2039	3,645	3,761
	Adams 12 Five Star Schools GO	5.250%	12/15/2043	13,060	14,635
	Adams County CO COP	5.000%	12/1/2030	600	601
	Adams County CO COP	5.000%	12/1/2033	1,040	1,042
	Adams County CO COP	5.000%	12/1/2034	790	791
[2]	Adams County School District No. 1 COP	5.000%	12/1/2041	3,935	4,263
[2]	Adams County School District No. 1 COP	5.000%	12/1/2042	3,770	4,028
	Adams County School District No. 14 GO	5.500%	12/1/2043	3,500	3,968
	Arapahoe County School District No. 5 Cherry Creek GO	4.000%	12/15/2037	27,995	28,276
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	5,500	6,336
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	17,850	20,307
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2043	9,630	10,830
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	4,000	4,447
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/2043	10,000	10,528
[2]	Arista Metropolitan District GO	5.000%	12/1/2038	1,500	1,662
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,066
	Aurora CO Water Revenue, Prere.	5.000%	8/1/2026	5,000	5,066
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2032	1,500	1,665
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2033	1,530	1,694
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2034	3,000	3,311
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2035	1,500	1,648
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2037	1,620	1,765
[1]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2039	1,150	1,245
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2036	5,225	6,127
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	11,500	12,687
	Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J GO	5.000%	12/15/2039	2,525	2,878
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2034	3,055	3,153
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2035	3,000	3,091
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2036	9,020	9,280
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/2037	3,915	4,022

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broomfield CO City & County COP	5.000%	2/1/2037	2,250	2,625
	Broomfield CO City & County COP	5.000%	2/1/2040	1,000	1,139
	Broomfield CO City & County COP	5.000%	2/1/2041	1,000	1,128
	Broomfield CO City & County COP	5.000%	2/1/2042	1,000	1,114
	Broomfield CO City & County COP	5.000%	2/1/2043	1,000	1,099
	Broomfield CO City & County COP	5.000%	2/1/2045	750	805
	Broomfield CO City & County Water Revenue	4.000%	12/1/2040	3,215	3,280
	Broomfield CO City & County Water Revenue	4.000%	12/1/2042	2,645	2,669
	Broomfield County CO Sewer Revenue	5.000%	12/1/2039	500	578
	Broomfield County CO Sewer Revenue	5.000%	12/1/2041	625	714
	Broomfield County CO Sewer Revenue	5.000%	12/1/2042	750	847
	Broomfield County CO Sewer Revenue	5.000%	12/1/2043	1,000	1,113
	Broomfield County CO Sewer Revenue	5.000%	12/1/2044	1,000	1,100
	Broomfield County CO Sewer Revenue	5.000%	12/1/2045	1,000	1,087
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2028	200	213
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2030	200	221
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2032	250	283
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2034	250	287
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2035	300	340
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2036	275	309
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2037	275	307
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2038	360	399
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2039	400	440
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2040	300	327
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2041	350	378
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2042	370	394
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2043	400	422
[2]	Canyons Metropolitan District No. 5 GO	5.000%	12/1/2044	300	313
[1]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/2035	600	620
	Centennial Water & Sanitation District Water Revenue	5.000%	12/1/2043	4,405	4,550
	Colorado COP	5.000%	9/1/2030	1,260	1,328
	Colorado COP	5.000%	11/1/2032	1,500	1,729
	Colorado COP	5.000%	3/15/2033	1,350	1,450
	Colorado COP	5.000%	11/1/2033	1,375	1,605
	Colorado COP	4.000%	12/15/2033	23,200	23,889
	Colorado COP	5.000%	3/15/2034	1,385	1,484
	Colorado COP	5.000%	11/1/2034	1,250	1,475
	Colorado COP	4.000%	12/15/2034	16,040	16,468
	Colorado COP	4.000%	12/15/2035	15,500	15,858
	Colorado COP	5.000%	3/15/2036	2,840	3,023
	Colorado COP	4.000%	12/15/2036	3,000	3,147
	Colorado COP	6.000%	12/15/2036	3,200	3,816
	Colorado COP	4.000%	3/15/2037	1,870	1,926
	Colorado COP	4.000%	6/15/2037	1,030	1,062
	Colorado COP	3.000%	12/15/2037	10,000	9,413
	Colorado COP	4.000%	12/15/2037	9,540	9,701
	Colorado COP	6.000%	12/15/2037	10,000	11,849
	Colorado COP	4.000%	3/15/2038	2,760	2,828
	Colorado COP	4.000%	6/15/2038	1,345	1,379
	Colorado COP	6.000%	12/15/2038	7,890	9,300
	Colorado COP	5.000%	3/15/2039	1,000	1,143
	Colorado COP	4.000%	6/15/2039	1,020	1,039
	Colorado COP	4.000%	12/15/2039	5,255	5,343
	Colorado COP	5.000%	3/15/2040	750	846
	Colorado COP	4.000%	6/15/2040	1,320	1,336
	Colorado COP	5.000%	3/15/2041	1,000	1,121
	Colorado COP	4.000%	6/15/2041	1,300	1,313
	Colorado COP	5.000%	3/15/2042	1,650	1,826
	Colorado COP	5.000%	3/15/2044	1,200	1,297
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2029	1,800	1,906
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2035	4,565	4,819
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/2040	3,555	3,652
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2031	130	133
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/2041	375	348
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2031	880	891
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2032	1,030	1,042

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2033	2,100	2,121
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/2034	2,075	2,093
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	590	591
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	600	603
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	430	432
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	11,930	12,936
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	500	503
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	355	383
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	955	958
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	9,240	9,955
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	4,000	4,309
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	560	612
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,220	1,252
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	3,250	3,710
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	5,000	5,366
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	8,050	9,115
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	590	651
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	5,500	6,262
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	5,000	5,352
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,108
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	3,770	4,026
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,750	2,061
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,300	3,644
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	9,625	9,886
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	10,000	11,562
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,500	1,648
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	5,800	5,936
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	6,400	6,784
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	7,835	8,306
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	1,155	1,301
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	17,455	18,669
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	5,260	5,535
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,655	2,952
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	1,455	1,455
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,995	2,094
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,500	2,764
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	10,955	11,625
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	4,000	4,492
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	4,400	4,422
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	660	713
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,077
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2042	1,000	1,067
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	3,565	3,788
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	15,905	14,982
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	5,000	5,266
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2045	5,000	5,214
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.125%	12/1/2045	3,000	3,053
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2028	800	844
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2029	700	752
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2030	1,400	1,530
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2031	1,000	1,091
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2032	1,000	1,088
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2033	1,195	1,300
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	5.000%	10/1/2034	1,100	1,192
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	4.000%	10/1/2035	800	808
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Boulder Community Health Project)	3.000%	10/1/2036	2,000	1,890
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2032	2,520	2,818
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2042	2,685	2,850
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2043	2,045	2,144
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2044	1,680	1,742

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	3.000%	5/15/2030	345	342
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2031	675	698
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2032	700	721
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2033	1,345	1,377
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2034	1,400	1,428
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2035	790	802
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/2041	750	718
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,145	5,169
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	8,500	8,539
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,410	5,435
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (NCMC Inc. Project), Prere.	4.000%	5/15/2026	5,500	5,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	8,665	8,837
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	22,785	24,154
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	5,650	5,989
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	15,865	17,492
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/2027	1,025	1,060
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,405	1,453
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	1,605	1,660
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	2,960	3,062
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/2027	3,015	3,119
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	4.480%	3/1/2044	1,210	1,210
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.500%	5/1/2055	3,525	4,038
[3]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2055	5,545	6,241
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,481
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	1,400	1,402
	Colorado School of Mines College & University Revenue	5.000%	12/1/2041	4,495	4,997
	Colorado School of Mines College & University Revenue	5.000%	12/1/2043	4,450	4,838
	Colorado School of Mines College & University Revenue	5.000%	12/1/2044	2,250	2,421
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	2,380	2,395
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2038	8,545	9,957
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2039	5,500	6,355
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2041	1,175	1,307
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2042	2,010	2,208
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,570	1,704
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	1,060	1,151
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2043	8,500	9,424
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	1,000	963
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/2047	6,520	6,787
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/2042	3,000	3,077
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2032	550	626
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2033	450	518
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2041	1,760	1,919
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2042	1,000	1,076
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2043	850	907
[2]	Colorado Springs School District No. 11 Facilities Corp. COP	5.000%	12/15/2044	675	713
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2035	875	939
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.000%	3/1/2040	1,760	1,826
[5]	Colorado State University Research Foundation Local or Guaranteed Housing Revenue (The Prospect Project)	5.250%	3/1/2045	3,790	3,824
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2031	2,250	2,570
	Denver City & County Board of Water Commissioners Water Revenue	5.000%	9/15/2032	2,000	2,321
	Denver City & County Board of Water Commissioners Water Revenue	3.000%	12/15/2037	1,590	1,520
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	4.500%	7/1/2041	3,875	3,937
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	700	738
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	12/1/2045	3,180	3,208
	Denver City & County School District No. 1 GO	5.000%	12/1/2033	13,595	13,878
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	11,455	11,685
	Denver City & County School District No. 1 GO	5.000%	12/1/2034	5,625	6,718
	Denver City & County School District No. 1 GO	5.000%	12/1/2035	10,000	10,192
	Denver City & County School District No. 1 GO	5.000%	12/1/2039	2,105	2,330
	Denver City & County School District No. 1 GO	5.250%	12/1/2041	1,925	2,216
	Denver City & County School District No. 1 GO	5.250%	12/1/2042	11,100	12,628
	Denver City & County School District No. 1 GO	5.250%	12/1/2043	6,750	7,591
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2033	760	766
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2034	1,000	1,008
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2035	2,100	2,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2036	3,925	3,952
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2037	3,000	3,020
	Denver CO City & County (Colorado Convention Center Expansion Project) COP	5.000%	6/1/2038	3,375	3,396
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2027	750	786
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2029	780	833
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2030	965	1,029
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2031	845	900
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2032	1,175	1,248
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	6,625	6,884
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	7,250	7,858
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2033	600	636
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	6,750	7,292
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2034	2,000	2,116
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2035	7,125	7,663
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/2036	2,000	2,028
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2036	4,725	4,965
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/2038	5,985	6,255
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2039	1,295	1,430
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2040	575	630
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2030	1,000	844
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2031	1,000	808
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2032	1,050	813
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2033	2,230	1,656
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	0.000%	8/1/2034	2,285	1,623
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2035	1,000	1,062
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2039	4,775	4,922
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,300	3,495
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2039	1,000	966
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,455	2,327
	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	500	507
	Dominion Water & Sanitation District Water Revenue	5.250%	12/1/2032	3,420	3,543
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2041	7,360	8,272
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2042	5,100	5,660
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2043	17,510	19,236
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2044	9,980	10,830
[2]	Dove Valley Metropolitan District GO	4.000%	12/1/2029	600	630
	Durango School District No. 9-R GO	5.250%	11/1/2042	7,800	8,749
	Durango School District No. 9-R GO	5.250%	11/1/2043	2,835	3,137
	Durango School District No. 9-R GO	5.250%	11/1/2044	2,250	2,460
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2029	24,125	22,012
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2031	5,000	4,296
[9]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2032	9,950	8,259
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2039	450	272
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	2,610	1,480
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/2040	3,040	3,404
	Eagle County School District No. Re50J GO	5.000%	12/1/2033	7,475	7,624
	Eagle County School District No. Re50J GO	5.000%	12/1/2034	6,000	6,117
	Eagle County School District No. Re50J GO	5.000%	12/1/2035	3,335	3,396
	Eagle County School District No. Re50J GO	5.000%	12/1/2036	1,400	1,424
	Eagle County School District No. Re50J GO	4.000%	12/1/2041	2,730	2,798
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2034	2,015	2,055
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2035	1,775	1,808
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2036	2,000	2,036
	El Paso County School District No. 20 Academy GO	5.000%	12/15/2037	2,000	2,033
	Elbert County Independence Water & Sanitation District Water Revenue	5.125%	12/1/2033	1,648	1,721
[12]	Freddie Mac Pool	3.750%	7/1/2039	4,855	4,575
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2041	1,010	905
	Greeley CO Stormwater Improvement Sewer Revenue	3.000%	8/1/2042	885	776
	Greeley CO Water Revenue	3.000%	8/1/2039	2,000	1,834
	Greeley CO Water Revenue	3.000%	8/1/2042	2,135	1,863
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2035	600	681
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2036	550	620
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2037	600	674
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2039	1,600	1,775
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2040	1,100	1,218
	Gunnison Watershed School District No. Re 1J GO	5.000%	12/1/2041	1,200	1,317
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2035	1,000	1,165
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2036	1,000	1,152
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2038	1,535	1,735
[1]	Gypsum CO Sewer Revenue	5.000%	12/1/2040	1,000	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	500	510
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2026	200	204
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2027	1,585	1,652
[1]	Interlocken Metropolitan District GO	5.000%	12/1/2028	760	809
	Jefferson County School District R-1 GO	5.000%	12/15/2035	1,330	1,410
	Jefferson County School District R-1 GO	5.000%	12/15/2036	18,000	19,024
	Jefferson County School District R-1 GO	5.000%	12/15/2037	24,580	25,901
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.000%	12/1/2043	1,250	1,205
[1]	Lakes at Centerra Metropolitan District No. 2 GO	4.250%	12/15/2044	1,615	1,575
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2032	1,000	1,049
	Larimer County CO (Jail Facilities Project) COP	4.000%	12/1/2034	2,740	2,854
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2036	1,200	1,400
	Larimer County CO (Ranch Project) COP	5.000%	12/1/2037	1,500	1,735
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2028	2,235	2,404
	Larimer County School District No. R-1 Poudre GO	4.000%	12/15/2033	2,510	2,593
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/2040	1,350	1,414
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2037	1,750	1,845
	Larimer Weld & Boulder County School District R-2J Thompson GO	5.000%	12/15/2038	1,050	1,104
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2029	2,030	2,130
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.000%	12/1/2030	1,810	1,895
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2044	5,000	5,512
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2045	2,000	2,183
[1]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/2046	7,673	7,175
[1]	Mirabelle Metropolitan District No. 2 GO	4.375%	12/1/2044	1,000	978
	Montrose CO COP (Public Works Facility Project)	5.000%	12/1/2044	3,345	3,552
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	315	321
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2028	255	273
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2032	510	582
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2033	1,045	1,192
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2034	2,100	2,383
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	350	394
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2035	1,750	1,970
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	250	279
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2036	1,750	1,954
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2037	1,600	1,773
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	620	682
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2038	2,000	2,201
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2039	2,000	2,186
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2041	1,600	1,727
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2042	1,250	1,337
[5]	Plaza Metropolitan District No. 1 Tax Increment/Allocation Revenue	4.500%	12/1/2030	5,905	5,908
	Prairie Center Metropolitan District No. 3 GO	5.875%	12/15/2046	1,000	1,046
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/2028	1,305	1,381
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/2038	37,355	45,532
	Regional Transportation District COP	5.000%	6/1/2026	1,500	1,513
	Regional Transportation District COP	5.000%	6/1/2031	3,000	3,255
	Regional Transportation District COP	5.000%	6/1/2032	5,000	5,743
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	1,300	1,370
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2029	1,000	1,063
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2030	600	643
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2030	500	539
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	700	760
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2031	550	596
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2032	800	866
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/2032	1,800	1,945
	Regional Transportation District Sales Tax Revenue	4.000%	1/15/2033	3,925	4,054
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2033	1,000	1,046
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2035	8,760	8,937
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2036	3,000	3,043
	Regional Transportation District Sales Tax Revenue	3.000%	7/15/2037	5,020	4,605
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/2039	3,000	3,001
[1]	Sand Creek Metropolitan District GO	4.000%	12/1/2040	1,750	1,755
	Southlands Metropolitan District No. 1 GO	3.500%	12/1/2027	300	298
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/2037	1,115	1,123
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.125%	12/1/2039	550	576
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	6.500%	12/1/2042	7,500	7,932
	Thornton CO COP	4.000%	12/1/2035	3,940	4,018
[1]	Trails at Crowfoot Metropolitan District No. 3 GO	5.000%	12/1/2039	1,000	1,088
	University of Colorado College & University Revenue	5.000%	6/1/2030	3,645	3,872
	University of Colorado College & University Revenue	3.000%	6/1/2033	1,235	1,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Colorado College & University Revenue	5.000%	6/1/2036	350	412
	University of Colorado College & University Revenue	5.000%	6/1/2036	500	588
	University of Colorado College & University Revenue	5.000%	6/1/2037	425	495
	University of Colorado College & University Revenue	5.000%	6/1/2037	340	396
	University of Colorado College & University Revenue	5.000%	6/1/2038	500	578
	University of Colorado College & University Revenue	5.000%	6/1/2038	850	982
	University of Colorado College & University Revenue	5.000%	6/1/2041	350	394
	University of Colorado College & University Revenue	5.000%	6/1/2041	700	789
	University of Colorado College & University Revenue	5.000%	6/1/2042	255	284
	University of Colorado College & University Revenue	5.000%	6/1/2043	500	549
	University of Colorado College & University Revenue	5.000%	6/1/2043	760	835
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	1,980	1,968
	University of Colorado College & University Revenue, ETM	3.000%	6/1/2033	1,765	1,766
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2026	3,700	3,722
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	5,160	5,370
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/2028	8,405	8,747
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,825	4,184
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,000	9,077
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.370%	2/4/2026	19,600	19,600
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2028	210	223
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2029	210	227
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2030	220	239
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2031	230	249
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2032	250	270
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2033	255	275
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2034	285	306
[1]	Vauxmont Metropolitan District GO	5.000%	12/1/2035	100	107
	Village Metropolitan District GO	4.150%	12/1/2030	655	657
	Village Metropolitan District GO	5.000%	12/1/2040	1,950	1,955
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2037	1,340	1,438
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2040	7,500	7,962
	Weld County School District No. 6 Greeley GO	4.000%	12/1/2041	1,370	1,392
	Weld County School District No. 6 Greeley GO	5.000%	12/1/2044	4,750	4,956
	Weld County School District No. RE-4 GO	5.000%	12/1/2037	1,600	1,797
	Weld County School District No. RE-4 GO	5.000%	12/1/2038	1,770	1,976
	Weld County School District No. RE-4 GO	5.000%	12/1/2039	2,700	2,997
	Weld County School District No. RE-4 GO	5.000%	12/1/2040	3,300	3,642
	Weld County School District No. RE-7 Platte Valley GO	5.000%	12/1/2039	6,155	7,014
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2030	350	392
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2031	450	512
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2032	400	462
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2033	350	409
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2034	475	561
	Weld County School District No. RE-9 Ault-Highland GO	5.000%	12/1/2035	730	854
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2036	730	861
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2037	600	700
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2038	750	868
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2039	1,000	1,149
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2040	550	626
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2041	2,765	3,137
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2042	650	729
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2043	755	838
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2044	700	768
	Weld County School District No. RE-9 Ault-Highland GO	5.250%	12/1/2045	600	652
	Westminster CO Water & Wastewater Utility Water Revenue	5.000%	12/1/2043	3,250	3,563
[1]	Westminster Public Schools COP	4.000%	12/1/2033	1,825	1,875
[1]	Westminster Public Schools COP	4.000%	12/1/2034	1,070	1,097
[1]	Westminster Public Schools COP	5.000%	12/1/2035	775	817
[1]	Westminster Public Schools COP	5.000%	12/1/2036	1,210	1,271
	Westminster Public Schools GO	5.000%	12/1/2042	3,430	3,791
	Windy Gap Firming Project Water Activity Enterprise Electric Power & Light Revenue (Windy Gap Firming Project)	4.000%	7/15/2039	2,850	2,938
					1,463,823
Connecticut (1.1%)
[2]	Bridgeport CT GO	5.000%	7/1/2032	775	887
[2]	Bridgeport CT GO	5.000%	7/1/2033	2,000	2,316
	Connecticut GO	5.000%	8/1/2027	670	698
	Connecticut GO	5.000%	8/1/2028	745	794
	Connecticut GO	5.000%	8/1/2029	1,150	1,256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	9/15/2030	770	862
Connecticut GO	5.000%	9/15/2031	1,000	1,139
Connecticut GO	5.000%	11/15/2032	11,245	13,036
Connecticut GO	3.000%	1/15/2033	12,000	12,065
Connecticut GO	5.000%	11/15/2033	10,135	11,906
Connecticut GO	5.000%	11/15/2033	11,645	13,680
Connecticut GO	3.000%	1/15/2034	2,000	2,001
Connecticut GO	5.000%	6/15/2034	350	400
Connecticut GO	5.000%	8/15/2034	5,945	7,037
Connecticut GO	5.000%	8/15/2034	6,500	7,694
Connecticut GO	5.000%	11/15/2034	7,300	8,662
Connecticut GO	5.000%	11/15/2034	11,155	13,236
Connecticut GO	3.000%	1/15/2035	9,815	9,774
Connecticut GO	5.000%	4/15/2035	1,000	1,027
Connecticut GO	5.000%	6/15/2035	350	397
Connecticut GO	5.000%	8/15/2035	3,915	4,667
Connecticut GO	5.000%	8/15/2035	4,750	5,663
Connecticut GO	3.000%	1/15/2036	8,800	8,653
Connecticut GO	4.000%	6/1/2036	4,000	4,142
Connecticut GO	5.000%	6/15/2036	350	394
Connecticut GO	5.000%	8/15/2036	5,000	5,901
Connecticut GO	3.000%	1/15/2037	6,955	6,672
Connecticut GO	5.000%	6/15/2037	250	280
Connecticut GO	3.000%	1/15/2038	23,450	22,058
Connecticut GO	5.000%	6/15/2038	400	445
Connecticut GO	3.000%	1/15/2039	11,890	11,009
Connecticut GO	3.000%	6/1/2039	2,500	2,293
Connecticut GO	5.000%	1/15/2040	2,500	2,667
Connecticut GO	5.000%	3/15/2040	1,350	1,539
Connecticut GO	5.000%	6/1/2040	750	803
Connecticut GO	5.000%	6/15/2040	500	550
Connecticut GO	5.000%	3/15/2041	4,075	4,589
Connecticut GO	5.000%	8/15/2041	3,850	4,355
Connecticut GO	5.000%	3/15/2042	1,750	1,948
Connecticut GO	5.000%	6/15/2042	600	650
Connecticut GO	5.000%	8/15/2042	8,810	9,845
Connecticut GO	3.000%	11/15/2042	3,690	3,255
Connecticut GO	5.000%	3/15/2043	1,265	1,391
Connecticut GO	5.000%	8/15/2043	6,155	6,792
Connecticut GO	3.000%	11/15/2043	2,500	2,152
Connecticut GO	5.000%	1/15/2044	1,375	1,484
Connecticut GO	5.000%	3/15/2044	825	898
Connecticut GO	5.000%	3/15/2045	785	846
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2049	1,550	1,538
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2050	2,005	1,988
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2051	1,450	1,453
Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2054	1,995	2,223
Connecticut Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2037	190	213
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2029	7,565	8,244
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2033	15,000	15,702
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2034	18,005	19,112
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2035	1,305	1,427
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2035	3,000	3,434
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/2036	10,000	10,412
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/2036	5,000	5,271
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2037	7,200	7,797
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	7,400	8,478
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2038	3,670	4,170
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	1,500	1,672
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2040	2,000	2,139
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2041	5,000	5,677
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	28,445	31,594
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	8,720	9,778
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,240	15,631
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2043	14,095	15,602
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	3,000	3,261
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2044	10,000	10,950
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	3,515	3,782
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	1,140	1,146
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	1,150	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	430	435
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,125	1,162
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	530	540
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	1,500	1,548
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	485	497
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/2029	1,905	2,081
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	2,470	2,547
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	875	894
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2032	560	570
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2033	470	476
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	455	460
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2035	30,000	35,782
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/3/2026	12,235	12,235
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/2026	3,665	3,665
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/2026	30,620	30,573
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	2.800%	2/2/2026	22,700	22,700
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	9,000	9,242
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,000	1,028
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,250	5,479
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2029	1,570	1,621
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,030	4,254
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	20,000	21,558
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,150	10,706
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	10,000	10,985
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,600	1,811
[3]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	25,440	28,394
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	7,900	8,294
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,500	1,748
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,000	1,031
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,177
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,055	1,087
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	4,755	4,802
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,931
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,200	3,432
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,029
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	4,200	4,288
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,235	1,270
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	15,170	13,133
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,510
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,605	1,646
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,730	4,733
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	4,500	4,530
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	3,500	3,471
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	4,250	4,184
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,000	952
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/2040	2,275	2,240
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	3.000%	7/1/2041	4,060	3,448
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	7,390	7,959
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/4/2026	99,545	99,545
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2032	750	822
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2033	650	711
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2034	750	818
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2035	575	625
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,340	1,448
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,125	1,210
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	1,820	1,949
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2039	2,000	2,135
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,110	1,178
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2036	405	449
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2039	670	730
	Connecticut Transmission Municipal Electric Energy Cooperative Electric Power & Light Revenue	5.000%	1/1/2042	3,660	3,906
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/2040	2,000	2,003
[5]	Harbor Point Infrastructure Improvement District Tax Increment/Allocation Revenue (Harbor Point Project)	5.000%	4/1/2030	8,155	8,261
	Hartford CT Special Obligation Revenue	5.000%	7/15/2032	3,750	4,309
	Hartford CT Special Obligation Revenue	5.000%	7/15/2033	3,500	4,071
	Metropolitan District GO	5.000%	7/15/2027	1,640	1,710
	Metropolitan District GO	5.000%	7/15/2030	1,360	1,447
	Metropolitan District GO	5.000%	7/15/2031	1,520	1,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan District GO	5.000%	7/15/2032	1,765	1,871
	Metropolitan District GO	5.000%	7/15/2033	1,325	1,435
	Metropolitan District GO	5.000%	7/15/2033	1,000	1,083
	Metropolitan District GO	5.000%	7/15/2034	1,425	1,539
	Metropolitan District GO	5.000%	7/15/2034	1,000	1,080
	Metropolitan District GO	4.000%	7/15/2035	1,880	1,946
	New Canaan Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2034	7,370	7,688
[5]	New Canaan Housing Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2035	15,075	15,077
[2]	New Haven CT GO	5.000%	8/1/2029	500	542
[1]	New Haven CT GO	5.000%	8/1/2029	4,375	4,745
[2]	New Haven CT GO	5.000%	8/1/2030	500	552
[1]	New Haven CT GO	5.000%	8/1/2031	3,250	3,647
[1]	New Haven CT GO	5.000%	8/1/2032	2,500	2,842
[1]	New Haven CT GO	5.000%	8/1/2033	2,680	3,082
[2]	New Haven CT GO	5.000%	8/1/2036	1,000	1,127
[2]	New Haven CT GO	5.000%	8/1/2038	1,000	1,113
	Norwalk Housing Authority Local or Guaranteed Housing Revenue	4.400%	9/1/2042	2,885	2,930
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	3,400	3,448
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.750%	10/1/2032	6,410	6,701
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	5.500%	10/1/2035	500	531
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.000%	10/1/2040	1,800	1,915
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	6.375%	10/1/2045	1,600	1,652
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,530	1,593
	University of Connecticut College & University Revenue	5.000%	8/15/2027	1,785	1,858
	University of Connecticut College & University Revenue	5.000%	8/15/2028	1,850	1,976
	University of Connecticut College & University Revenue	5.000%	8/15/2029	1,800	1,969
	University of Connecticut College & University Revenue	5.000%	2/15/2032	2,900	2,905
	University of Connecticut College & University Revenue	5.000%	2/15/2033	6,325	6,336
	University of Connecticut College & University Revenue	5.000%	8/15/2039	675	759
	University of Connecticut College & University Revenue	5.000%	8/15/2040	925	1,033
					932,731
Delaware (0.2%)
[5]	Affordable Housing Opportunities Trust Revenue	3.528%	5/1/2039	47,110	40,611
	Delaware GO	5.000%	5/1/2028	9,425	10,005
	Delaware GO	4.000%	5/1/2042	12,000	12,299
	Delaware Municipal Electric Corp. Electric Power & Light Revenue (Beasley Power Station Project)	4.000%	7/1/2036	340	351
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2036	6,000	5,887
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2037	4,090	3,901
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/2038	8,000	7,470
[5]	Delaware State Economic Development Authority Charter School Aid Revenue	5.000%	7/1/2035	1,815	1,912
[5]	Delaware State Economic Development Authority Charter School Aid Revenue	5.750%	7/1/2045	2,275	2,302
	Delaware State Economic Development Authority Electric Power & Light Revenue	3.600%	1/1/2031	3,930	4,062
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	2,560	2,606
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	4.000%	10/1/2035	16,182	16,475
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,100	1,139
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,215	1,266
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,200	1,245
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,130	2,203
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	6,360	6,848
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,350	1,447
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	8,135	8,653
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,395	2,658
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,190	2,409
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2043	4,460	4,840
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,790	3,001
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	3,880	4,122
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	4,410	4,643
[3]	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2047	5,400	5,622
	Delaware Transportation Authority Appropriations Revenue	5.000%	9/1/2035	1,500	1,637
	University of Delaware College & University Revenue	5.000%	11/1/2036	2,345	2,497
	University of Delaware College & University Revenue	5.000%	11/1/2038	535	631
	University of Delaware College & University Revenue	5.000%	11/1/2039	850	1,001
	University of Delaware College & University Revenue	5.000%	11/1/2040	510	594
	University of Delaware College & University Revenue	5.000%	11/1/2042	1,335	1,519
					165,856
District of Columbia (1.0%)
	District of Columbia Appropriations Revenue	5.000%	12/1/2033	1,000	1,088
	District of Columbia Charter School Aid Revenue	3.000%	6/1/2030	810	797
	District of Columbia Charter School Aid Revenue	4.000%	6/1/2030	740	740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2034	325	335
	District of Columbia Charter School Aid Revenue	5.000%	6/1/2040	2,240	2,245
	District of Columbia Charter School Aid Revenue	5.625%	6/1/2044	500	500
	District of Columbia College & University Revenue	5.000%	4/1/2030	250	270
	District of Columbia College & University Revenue	5.000%	4/1/2031	250	274
	District of Columbia College & University Revenue	4.000%	4/1/2032	250	259
	District of Columbia College & University Revenue	5.000%	10/1/2032	1,385	1,531
	District of Columbia College & University Revenue	4.000%	4/1/2033	280	289
	District of Columbia College & University Revenue	5.000%	10/1/2033	2,480	2,761
	District of Columbia College & University Revenue	4.000%	4/1/2034	300	309
	District of Columbia College & University Revenue	5.000%	10/1/2034	3,710	4,153
	District of Columbia College & University Revenue	4.000%	4/1/2035	300	308
	District of Columbia College & University Revenue	5.000%	10/1/2035	5,325	5,968
	District of Columbia College & University Revenue	4.000%	4/1/2036	350	358
	District of Columbia College & University Revenue	5.250%	10/1/2036	2,805	3,199
	District of Columbia College & University Revenue	3.000%	4/1/2037	1,090	1,004
	District of Columbia College & University Revenue	5.250%	10/1/2037	2,955	3,342
	District of Columbia College & University Revenue	3.000%	4/1/2038	1,815	1,637
	District of Columbia College & University Revenue	5.250%	10/1/2038	795	893
	District of Columbia College & University Revenue	3.000%	4/1/2040	635	552
	District of Columbia College & University Revenue	3.000%	4/1/2041	295	250
	District of Columbia College & University Revenue PUT	5.000%	4/3/2035	36,805	42,039
	District of Columbia GO	5.000%	6/1/2026	3,130	3,159
	District of Columbia GO	5.000%	6/1/2027	5,615	5,823
	District of Columbia GO	5.000%	10/15/2032	6,500	7,004
	District of Columbia GO	5.000%	12/1/2032	14,000	16,213
	District of Columbia GO	4.000%	6/1/2033	7,020	7,127
	District of Columbia GO	5.000%	12/1/2033	13,625	15,986
	District of Columbia GO	5.000%	6/1/2035	13,000	13,375
	District of Columbia GO	5.000%	6/1/2035	2,070	2,130
	District of Columbia GO	5.000%	10/15/2035	15,000	16,036
	District of Columbia GO	4.000%	2/1/2036	2,600	2,723
	District of Columbia GO	5.000%	6/1/2036	17,555	18,030
	District of Columbia GO	5.000%	6/1/2036	11,250	11,554
	District of Columbia GO	5.000%	6/1/2037	10,395	10,660
	District of Columbia GO	5.000%	10/15/2037	17,475	18,522
	District of Columbia GO	5.000%	6/1/2038	6,000	6,141
	District of Columbia GO	5.000%	6/1/2038	11,485	11,974
	District of Columbia GO	5.000%	8/1/2038	5,010	5,718
	District of Columbia GO	5.000%	10/15/2038	16,125	17,032
	District of Columbia GO	5.000%	1/1/2039	3,000	3,349
	District of Columbia GO	4.000%	2/1/2039	5,000	5,140
	District of Columbia GO	5.000%	8/1/2039	3,475	3,945
	District of Columbia GO	5.000%	1/1/2040	4,660	5,181
	District of Columbia GO	5.000%	6/1/2041	12,620	12,671
	District of Columbia GO	5.000%	8/1/2041	5,000	5,607
	District of Columbia GO	5.000%	8/1/2041	2,225	2,495
	District of Columbia GO	5.000%	6/1/2043	5,055	5,192
	District of Columbia GO	5.000%	8/1/2044	16,480	17,845
	District of Columbia GO	5.000%	10/15/2044	2,000	2,064
	District of Columbia GO	5.000%	8/1/2045	4,500	4,819
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/2045	2,940	2,988
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	780	785
[14]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	9/1/2030	5,380	5,463
[5]	District of Columbia Housing Finance Agency Revenue TOB VRDO	3.250%	2/2/2026	26,550	26,550
	District of Columbia Income Tax Revenue	5.000%	12/1/2028	2,310	2,485
	District of Columbia Income Tax Revenue	5.000%	10/1/2030	22,885	25,608
	District of Columbia Income Tax Revenue	5.000%	12/1/2030	4,110	4,614
	District of Columbia Income Tax Revenue	5.000%	12/1/2031	5,000	5,708
	District of Columbia Income Tax Revenue	5.000%	3/1/2033	7,020	7,617
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	12,960	14,032
	District of Columbia Income Tax Revenue	5.000%	10/1/2034	16,570	19,613
	District of Columbia Income Tax Revenue	5.000%	12/1/2034	14,550	16,696
	District of Columbia Income Tax Revenue	5.000%	12/1/2035	15,000	17,081
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	10,025	11,786
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	9,390	10,902
	District of Columbia Income Tax Revenue	5.000%	10/1/2037	3,075	3,536
	District of Columbia Income Tax Revenue	5.000%	12/1/2037	5,000	5,601
	District of Columbia Income Tax Revenue	3.000%	3/1/2038	23,295	22,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	6/1/2038	9,555	11,011
	District of Columbia Income Tax Revenue	4.000%	3/1/2039	1,005	1,025
	District of Columbia Income Tax Revenue	4.000%	5/1/2039	1,400	1,432
	District of Columbia Income Tax Revenue	5.000%	5/1/2039	3,500	3,912
	District of Columbia Income Tax Revenue	4.000%	5/1/2040	740	752
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	6,225	6,920
	District of Columbia Income Tax Revenue	5.000%	6/1/2040	5,000	5,692
	District of Columbia Income Tax Revenue	5.000%	7/1/2040	19,685	21,633
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	4,400	4,858
	District of Columbia Income Tax Revenue	5.000%	6/1/2041	7,500	8,473
	District of Columbia Income Tax Revenue	5.000%	7/1/2041	1,920	2,099
	District of Columbia Income Tax Revenue	5.000%	5/1/2042	4,320	4,717
	District of Columbia Income Tax Revenue	5.000%	6/1/2042	7,000	7,802
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	2,345	2,539
	District of Columbia Income Tax Revenue	5.000%	6/1/2043	4,295	4,714
	District of Columbia Income Tax Revenue	5.000%	3/1/2044	6,485	6,710
	District of Columbia Income Tax Revenue	5.000%	6/1/2044	4,500	4,885
	District of Columbia Income Tax Revenue	5.000%	5/1/2045	2,000	2,076
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/2026	3,985	4,002
	District of Columbia Telecom Revenue, Prere.	5.000%	4/1/2026	2,200	2,210
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2036	1,035	1,081
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	2,570	3,037
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	3,000	3,546
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2037	1,620	1,897
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2041	10,000	11,154
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	17,000	18,741
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2043	1,500	1,642
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	3,195	3,319
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2044	1,500	1,623
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2047	1,000	1,043
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	2,100	2,317
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	2,005	2,205
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	1,720	1,785
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,195	1,233
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2031	1,000	1,066
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2032	600	638
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2033	3,500	3,733
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	2,000	2,116
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2034	3,400	3,616
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2035	1,500	1,530
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2035	2,000	2,108
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2036	2,000	1,366
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2036	2,000	2,031
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2036	2,020	2,122
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	45,700	27,129
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	12,000	7,200
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,850	1,203
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	1,000	636
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	10,255	6,153
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2037	3,500	3,539
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2037	2,050	2,146
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2038	1,000	1,006
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2038	2,000	2,088
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2039	2,760	1,625
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2039	1,695	1,765
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2040	1,300	721
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2027	6,350	6,601
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2028	5,440	5,669
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2029	7,450	7,745
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2034	1,000	1,046
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2035	1,010	1,050
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2036	1,000	1,033
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/2038	500	511
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2033	2,500	2,630
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2034	2,000	2,093
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2035	3,040	3,161
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2036	1,500	1,549
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2037	750	771
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2038	1,995	2,038
	Washington Convention & Sports Authority Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,240	1,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2027	650	676
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2028	645	686
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2029	1,920	2,087
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2036	4,000	3,831
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	1,500	1,679
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	3,000	3,357
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	1,360	1,512
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/2040	5,650	5,017
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	5,250	5,786
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2040	3,670	4,044
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	10,200	10,888
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2043	4,700	5,017
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	14,060	14,874
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	6,185	6,478
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	1,250	1,163
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2048	15,505	16,006
					893,663
Florida (3.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	640	642
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,350	1,353
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	945	955
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,325	1,327
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	155	157
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	580	593
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	470	472
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	300	301
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	1,160	1,194
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	250	251
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	22,010	22,041
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	525	509
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	1,870	1,811
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2046	1,750	1,490
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/2046	1,790	1,337
[1]	Alachua County School Board COP	5.000%	7/1/2030	4,150	4,590
	Bay County School Board COP	5.500%	7/1/2042	1,600	1,742
	Braddock Lakes Community Development District Special Assessment Revenue	4.500%	5/1/2035	1,860	1,877
	Braddock Lakes Community Development District Special Assessment Revenue	5.550%	5/1/2045	1,250	1,251
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	675	738
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,480	1,663
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	1,560	1,768
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	1,635	1,804
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	5,265	5,872
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	7,565	8,370
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	830	904
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	6,810	7,307
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2036	9,900	11,007
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2037	10,390	11,488
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2038	7,500	8,245
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/2039	11,400	12,474
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2037	4,440	4,153
	Broward County FL Half-Cent Sales Tax Revenue	3.000%	10/1/2039	2,000	1,821
	Broward County FL School District COP	5.000%	7/1/2035	5,000	5,643
	Broward County FL School District COP	5.000%	7/1/2036	12,795	14,316
	Broward County FL School District GO	5.000%	7/1/2033	5,605	5,906
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/2026	1,000	1,000
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.000%	3/1/2035	1,965	2,231
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.150%	3/1/2036	2,070	2,349
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2027	1,285	1,339
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/2029	1,100	1,146
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/2037	4,000	4,019
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2028	3,550	3,710
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2029	3,000	3,181
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2030	2,000	2,146
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2031	4,010	4,290
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2032	1,000	1,065
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2033	2,380	2,525
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2034	4,865	5,139
	Capital FL Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/2035	1,050	1,103
[5]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2034	1,000	1,056

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2039	1,875	1,931
[5]	Capital Projects Finance Authority FL Local or Guaranteed Housing Revenue	5.250%	6/1/2044	1,600	1,571
	Capital Trust Agency Inc. Charter School Aid Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/2039	5,320	5,320
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	4.000%	8/1/2030	265	267
	Capital Trust Agency Inc. Charter School Aid Revenue (Liza Jackson Preparatory School Inc. Project)	5.000%	8/1/2040	300	304
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,275	1,260
[5]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,040	1,936
[5]	Capital Trust Authority Charter School Aid Revenue	5.125%	6/15/2033	2,000	2,087
[5]	Capital Trust Authority Charter School Aid Revenue	4.750%	6/15/2040	800	789
[5]	Capital Trust Authority Charter School Aid Revenue	6.000%	6/15/2043	3,600	3,706
[5]	Capital Trust Authority Charter School Aid Revenue (Academic Charter Schools Inc. Project)	5.000%	6/1/2044	1,635	1,526
[5]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2039	2,010	2,044
[5]	Capital Trust Authority Charter School Aid Revenue (Mason Classical Academy Project)	5.000%	6/1/2044	1,525	1,476
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	4.250%	12/15/2034	4,635	4,661
	Capital Trust Authority Charter School Aid Revenue (Plato Academy Schools Project)	5.000%	12/15/2044	4,150	3,981
[5]	Capital Trust Authority Charter School Aid Revenue (The Learning Center Project)	6.500%	6/15/2045	2,545	2,576
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	11,015	12,411
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2035	9,000	10,319
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2029	10,000	10,052
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2032	5,000	5,756
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2033	11,500	13,406
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2034	11,000	12,972
[1]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/2036	12,000	10,178
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2037	5,850	6,058
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2037	2,125	2,186
	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/2038	2,365	2,218
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	4,190	4,308
[1]	Central Florida Expressway Authority Highway Revenue	2.500%	7/1/2040	7,310	5,814
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	6,500	6,547
	Central Florida Expressway Authority Highway Revenue, Prere.	4.000%	7/1/2026	9,500	9,569
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	4,950	5,006
	Central Florida Expressway Authority Highway Revenue, Prere.	5.000%	7/1/2026	7,060	7,140
	Central Florida Tourism Oversight District GO	4.000%	6/1/2032	3,115	3,166
	Central Florida Tourism Oversight District GO	4.000%	6/1/2034	10,000	10,033
	Central Florida Tourism Oversight District GO	5.000%	6/1/2037	5,000	5,121
[1]	Cityplace Community Development District Special Assessment Revenue, 3.650% coupon rate effective 11/1/2025	3.650%	5/1/2028	3,000	3,042
[1]	Cityplace Community Development District Special Assessment Revenue, 4.000% coupon rate effective 11/1/2025	4.000%	5/1/2033	4,000	4,226
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2040	1,000	1,107
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2041	1,000	1,092
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2042	1,000	1,077
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2043	1,000	1,063
[1]	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project)	5.000%	10/1/2044	1,500	1,577
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	2,075	2,218
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	2,000	2,184
	Coral Springs FL Special Obligation Revenue (Municipal Complex Project)	5.000%	9/1/2033	1,000	1,014
	Crosswinds East Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,025
[5]	Curiosity Creek Community Development District Special Assessment Revenue	5.600%	5/1/2045	1,750	1,755
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2030	220	231
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2032	300	315
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2038	1,655	1,712
[1]	Duval County Public Schools COP	5.000%	7/1/2034	2,000	2,181
[1]	Duval County Public Schools COP	5.000%	7/1/2035	2,250	2,441
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2034	2,340	2,426
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2035	3,510	3,631
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2036	2,205	2,278
	Escambia County FL Sales Tax Revenue	5.000%	10/1/2037	2,870	2,959
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	4,100	4,384
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	4,095	4,358
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	7,985	8,463
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	6,660	7,033
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,985	6,289
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	16,015	16,653
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	7,320	7,503
[1]	Escambia County School Board COP	5.000%	2/1/2042	2,915	3,142
[1]	Escambia County School Board COP	5.250%	2/1/2043	3,445	3,728
[1]	Escambia County School Board COP	5.250%	2/1/2044	2,250	2,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2030	1,375	1,514
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2031	1,445	1,614
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2032	1,520	1,717
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2034	1,685	1,882
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2035	1,765	1,961
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2036	1,855	1,908
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/2037	1,930	1,974
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2038	650	734
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2039	700	784
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2040	725	805
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2041	815	896
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2042	1,100	1,198
	Florida Department of Transportation Lease (Appropriation) Revenue	3.000%	7/1/2035	1,870	1,841
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	14,180	16,116
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2031	18,240	20,730
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2033	9,030	9,081
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2038	7,000	7,132
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2039	2,180	2,059
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2041	7,330	7,575
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2042	9,675	9,874
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2043	10,250	10,331
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.250%	6/15/2029	1,250	1,256
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2030	430	412
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	9/15/2030	855	841
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/2031	445	422
[5]	Florida Development Finance Corp. Charter School Aid Revenue	4.900%	6/15/2035	795	833
[5]	Florida Development Finance Corp. Charter School Aid Revenue	5.500%	6/15/2040	2,795	2,951
[5]	Florida Development Finance Corp. Charter School Aid Revenue	6.000%	6/15/2045	2,250	2,338
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Corner Stone Classical Academy Inc. Project)	5.250%	6/1/2044	845	840
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2028	820	839
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2030	1,080	1,104
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2032	1,635	1,666
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2033	765	778
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2034	800	813
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2035	1,055	1,070
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2040	1,650	1,660
[5]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Projects)	5.000%	9/15/2040	4,100	4,006
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2029	315	317
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	680	683
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2031	285	297
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	455	456
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	5.000%	7/1/2042	480	481
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2028	315	331
	Florida Development Finance Corp. College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2029	285	305
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,550	1,636
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,075	1,123
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	2,110	2,006
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	3,500	3,519
[5]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,600	1,406
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2038	1,600	1,728
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2039	1,980	2,199
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2040	1,750	1,863
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	1,450	1,535
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2041	2,000	2,188
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,500	1,573
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2042	1,385	1,498
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,495	1,553
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2043	1,530	1,637
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,000	1,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2044	1,930	2,039
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	5.000%	8/1/2045	1,310	1,371
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	11,880	12,944
[3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	7,810	8,640
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2033	1,600	1,724
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2034	6,605	7,091
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2035	2,300	2,460
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (UF Health Jacksonville Project)	5.000%	2/1/2036	6,000	6,377
[5]	Florida Development Finance Corp. Local or Guaranteed Housing Revenue (SFP - Tampa I - The Henry Project)	5.000%	6/1/2044	1,700	1,657
	Florida GO	5.000%	7/1/2026	15,845	16,025
	Florida GO	5.000%	6/1/2027	16,240	16,833
	Florida GO	5.000%	6/1/2028	5,000	5,312
	Florida GO	5.000%	6/1/2028	5,000	5,312
	Florida GO	4.000%	6/1/2029	2,700	2,712
	Florida GO	5.000%	6/1/2029	15,115	16,452
	Florida GO	4.000%	6/1/2030	2,590	2,646
	Florida GO	4.000%	6/1/2032	2,400	2,445
	Florida GO	4.000%	6/1/2033	5,570	5,591
	Florida GO	4.000%	7/1/2042	7,150	7,282
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2035	1,000	1,025
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2036	1,580	1,616
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2038	2,000	2,031
[1]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/2039	1,000	1,011
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2028	400	419
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2029	435	465
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	1,000	1,089
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2030	325	354
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	1,000	1,086
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2031	350	387
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	1,180	1,277
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2032	600	662
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	750	811
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2033	330	363
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	800	865
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2034	600	655
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/2035	850	919
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/2038	550	558
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/2040	820	749
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2030	2,045	2,072
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2033	2,305	2,330
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2035	3,615	3,648
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/2036	3,795	3,825
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2033	2,370	2,376
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2034	3,920	3,930
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2036	140	140
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2035	2,000	2,052
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2037	2,810	2,851
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2038	2,405	2,428
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2039	2,635	2,648
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2040	3,370	3,370
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2042	1,925	2,099
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/2052	5,440	5,448
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	1/1/2055	9,410	10,369
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	2,775	3,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	9,775	10,969
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2056	3,350	3,775
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	6.000%	1/1/2057	2,255	2,577
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2026	1,555	1,555
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	628
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	598
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	650	651
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	4,000	4,041
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	1,000	1,015
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	5.500%	11/15/2035	500	533
[5]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	6.625%	11/15/2045	2,500	2,650
	Florida Lottery Revenue	5.000%	7/1/2026	25,950	26,243
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2032	6,945	6,902
	Florida Municipal Power Agency Electric Power & Light Revenue	3.000%	10/1/2033	4,750	4,692
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2039	350	385
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2040	500	547
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2041	600	650
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2042	500	537
	Fort Lauderdale FL Special Assessment Revenue	5.000%	7/1/2043	325	346
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2041	1,000	1,112
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2042	2,000	2,202
	Fort Lauderdale FL Water & Sewer Water Revenue	5.000%	9/1/2043	1,500	1,636
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2031	200	224
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2032	175	197
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2033	200	226
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2034	325	366
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2037	425	470
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2039	475	517
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2040	500	540
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2041	550	590
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	5.000%	10/1/2042	400	428
[12]	Freddie Mac Pool	3.300%	8/1/2039	25,494	23,847
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2030	4,000	4,173
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2034	5,030	5,222
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2035	5,040	5,224
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,161
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	680	692
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2026	625	636
	Gainesville FL Utilities System Electric Power & Light Revenue, ETM	5.000%	10/1/2027	2,890	3,012
[5]	Gas Worx Community Development District Special Assessment Revenue	4.625%	5/1/2030	120	123
[5]	Gas Worx Community Development District Special Assessment Revenue	5.000%	5/1/2036	615	647
[5]	Gas Worx Community Development District Special Assessment Revenue	5.750%	5/1/2045	1,000	1,025
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2036	680	688
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	2,325	2,349
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	65	66
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/2026	225	229
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,460	1,470
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,100	2,115
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,270	2,286
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,020	2,033
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.750%	6/1/2041	2,000	1,833
	Hamilton Bluff Community Development District Special Assessment Revenue (Assessment Area One Project)	5.500%	5/1/2044	1,000	1,017
[1]	Hernando County School District COP	5.000%	7/1/2031	5,925	5,972
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2028	345	341
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2029	355	349
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2030	365	356
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2031	375	362
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2032	285	287
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2033	300	301
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2034	245	244
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2035	255	252
[2]	Herons Glen Recreation District Special Assessment Revenue	3.000%	5/1/2036	260	254
[2]	Herons Glen Recreation District Special Assessment Revenue	2.500%	5/1/2040	1,200	962
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	4.500%	5/1/2031	500	508
	Hickory Tree Community Development District Special Assessment Revenue (Assessment Area One Project)	5.150%	5/1/2044	1,000	1,004

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	3,915	4,375
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2037	1,040	1,071
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2038	1,160	1,188
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2039	1,640	1,673
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2040	1,775	1,800
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/2041	1,270	1,287
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/2026	28,000	28,566
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/2041	6,145	5,428
	Hillsborough County FL Utility Water Revenue	4.000%	8/1/2031	3,215	3,378
[2]	Hillsborough County FL Utility Water Revenue	3.000%	8/1/2037	3,340	3,166
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.600%	10/1/2028	9,530	9,595
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	22,470	24,586
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	3.875%	10/1/2031	26,515	27,206
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	3,115	3,181
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	11,600	13,520
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,660	1,856
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	2,000	2,183
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	4,640	4,933
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,500	7,879
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/2027	2,590	2,679
	Hollywood FL GO	5.000%	7/1/2042	3,705	3,948
	Jacksonville FL General Fund Revenue	4.000%	10/1/2039	2,000	2,053
	Jacksonville FL General Fund Revenue	4.000%	10/1/2041	1,150	1,169
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,255	2,333
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	3,890	4,040
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,000	3,116
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,875	1,938
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	3,790	3,930
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	4,510	4,671
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,635	1,684
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	4,730	4,891
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	4,970	5,129
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	5,220	5,373
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,475	5,619
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	5,755	5,894
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	2,965	3,034
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2039	1,650	1,611
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	4.000%	11/1/2040	2,175	2,110
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2028	1,735	1,812
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2033	3,425	3,702
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2034	2,000	2,073
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2035	2,930	3,156
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2036	2,840	3,047
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2037	3,245	3,469
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/2038	2,000	2,132
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	7,400	7,707
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2028	10,000	10,408
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2029	6,090	6,342
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2031	7,000	7,279
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2032	8,000	8,307
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2035	10,000	10,292
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,500	3,795
[1]	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/2035	3,000	3,503
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	2,700	2,719
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	10,195	10,395
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2036	9,125	9,339
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	4,000	4,021
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2037	6,860	6,981
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	1,750	1,774
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/2038	4,500	4,552
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2027	11,000	11,492
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2028	2,340	2,445
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,925	2,012
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2030	1,490	1,557
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2033	11,205	11,400
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2034	1,150	1,257
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2035	5,500	5,564
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	1,180	1,282
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2035	2,525	2,743
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2036	1,000	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2038	1,080	1,108
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	4,600	4,702
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	1,185	1,211
	JEA Water & Sewer System Water Revenue	3.000%	10/1/2040	2,500	2,269
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2042	3,750	4,075
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2043	4,485	4,841
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2044	4,440	4,763
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2032	1,340	1,423
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2035	1,495	1,579
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2036	1,200	1,265
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/2038	2,275	2,382
	Lakeland FL Appropriations Revenue	5.000%	10/1/2036	2,220	2,561
	Lakeland FL Appropriations Revenue	5.000%	10/1/2038	1,245	1,413
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2038	2,000	2,369
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2039	2,185	2,232
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/2039	1,000	1,182
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2040	1,395	1,418
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	4.000%	10/1/2041	1,400	1,413
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	5,000	5,076
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	3,500	3,869
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	4,000	4,371
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	9,475	10,206
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,200	2,346
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	2,430	2,560
	Langley South Community Development District Special Assessment Revenue (Assessment Area One Project)	5.125%	5/1/2044	1,425	1,435
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	2,250	2,309
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	515	525
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	2,160	2,175
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,008
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	1,870	1,903
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	575	584
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	4,500	4,745
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	5,695	5,975
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	3,000	3,133
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	7,585	7,692
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Shell Point/Waterside Health Project)	5.000%	11/15/2039	1,500	1,547
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue	4.550%	1/1/2040	3,311	3,539
	Lee County School Board COP	5.000%	8/1/2031	1,000	1,125
	Lee County School Board COP	5.000%	8/1/2032	1,000	1,140
	Lee County School Board COP	5.000%	8/1/2034	3,500	3,537
	Lee County School Board COP	5.000%	8/1/2035	4,270	4,313
	Lee County School Board COP	5.000%	8/1/2038	1,000	1,117
	Lee County School Board COP	5.000%	8/1/2044	6,000	6,439
	Manatee County FL (Conservation & Park Project) GO	5.000%	5/1/2043	2,090	2,274
[1]	Marion County School Board COP	5.000%	6/1/2041	10,000	10,907
[1]	Marion County School Board COP	5.000%	6/1/2042	10,000	10,786
[1]	Marion County School Board COP	5.000%	6/1/2043	7,000	7,459
[1]	Marion County School Board COP	5.250%	6/1/2044	18,000	19,309
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2046	2,085	1,902
	Miami Beach FL GO	3.000%	5/1/2032	4,440	4,457
	Miami Beach FL GO	3.000%	5/1/2033	2,340	2,346
	Miami Beach FL GO	5.000%	5/1/2034	2,920	3,142
	Miami Beach FL GO	5.000%	5/1/2035	4,000	4,288
	Miami Beach FL GO	5.000%	5/1/2036	2,700	2,881
	Miami Beach FL GO	5.000%	5/1/2037	5,695	6,051
	Miami Beach FL GO	5.000%	5/1/2038	5,980	6,323
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2028	1,910	1,914
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2029	2,015	2,019
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2030	1,860	1,864
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2032	1,335	1,338
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2034	2,500	2,505
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2035	4,400	4,408
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2028	1,695	1,763
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2029	3,920	4,076
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2031	2,500	2,555
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2032	2,230	2,274
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2033	2,400	2,441
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2034	2,555	2,594
	Miami Beach FL Stormwater Sewer Revenue	4.000%	9/1/2035	2,760	2,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2030	1,215	1,267
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	825	826
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,000	1,001
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	1,000	952
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2046	1,020	902
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2036	3,500	3,989
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2037	2,225	2,512
[1]	Miami Beach Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	2/1/2038	4,140	4,620
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2043	8,005	8,728
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.000%	1/1/2044	2,820	3,045
[1,5]	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2027	1,430	1,458
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2030	2,630	2,883
[2]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/2031	2,765	3,021
[2]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/2033	1,520	1,571
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2028	3,010	3,140
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2029	3,160	3,308
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2031	3,495	3,654
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2033	3,865	4,017
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2034	4,060	4,219
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/2035	2,000	2,076
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2036	1,735	1,969
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2037	1,250	1,409
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2038	1,500	1,682
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2040	4,235	4,660
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2041	5,450	5,958
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2042	5,880	6,379
	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/2043	4,000	4,303
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	6,780	7,763
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	10,540	12,068
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	10,215	11,820
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	9,635	11,149
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2035	10,000	11,655
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2041	10,000	11,340
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2044	8,000	8,577
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2044	10,000	10,910
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2045	3,710	3,934
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.250%	4/1/2045	5,000	5,396
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2046	4,290	4,506
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2026	3,420	3,427
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	3,470	3,476
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2027	1,245	1,247
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2028	1,885	1,902
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2029	2,150	2,169
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,690	1,693
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2031	2,000	2,003
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	1,000	1,008
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2032	2,550	2,553
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2033	6,450	6,458
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	625	625
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2034	1,705	1,721
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	5,390	5,438
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2035	8,210	8,283
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2036	8,620	8,693
	Miami-Dade County FL (Public Health Trust Program) GO	4.000%	7/1/2033	6,785	6,974
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2028	440	470
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	485	539
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	5,150	5,652
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2034	1,615	1,675
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2034	4,005	4,060
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2035	3,100	3,200
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2035	2,880	2,917
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2036	1,260	1,293
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/2038	4,250	4,324
	Miami-Dade County FL GO	3.000%	7/1/2032	9,740	9,759
	Miami-Dade County FL GO	3.000%	7/1/2033	10,030	10,034
	Miami-Dade County FL GO	5.000%	7/1/2033	4,710	5,099
	Miami-Dade County FL GO	5.000%	7/1/2037	5,000	5,040
	Miami-Dade County FL GO	5.000%	7/1/2039	6,485	6,831
	Miami-Dade County FL GO	5.000%	7/1/2041	2,170	2,292
	Miami-Dade County FL GO	5.000%	7/1/2044	5,000	5,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,870	4,174
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2044	4,740	5,006
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2045	2,800	2,926
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/2046	5,225	5,421
[1]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/2045	6,000	2,367
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2029	5,000	4,520
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2031	2,155	1,829
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2032	3,285	3,546
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2032	2,890	2,370
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	3,625	3,894
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2034	4,915	5,278
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2034	2,640	2,010
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2035	5,675	6,072
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2036	3,405	3,536
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2036	5,955	6,352
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	3,195	3,397
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2037	5,000	5,316
[2]	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2037	3,000	1,996
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	4,405	4,668
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2038	6,565	6,956
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2038	27,735	17,328
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	4,625	4,883
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2039	6,895	7,279
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2039	18,250	10,846
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2040	7,650	8,379
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2040	6,610	3,703
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2041	8,035	8,741
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2041	4,100	2,167
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/2042	4,795	4,710
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2042	8,435	9,106
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2042	1,795	891
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2043	5,000	5,350
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2044	9,300	9,915
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2044	5,000	2,199
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/2045	2,500	1,034
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2046	1,230	1,276
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2030	10,965	11,023
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2031	10,000	10,051
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	12,000	12,318
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	5,000	5,310
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	2,630	2,750
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2045	5,000	5,219
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	5,750	5,923
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2030	10,000	11,182
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2031	10,000	11,369
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	11,000	11,188
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2034	5,260	5,523
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	5,000	5,078
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2035	7,000	7,313
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2036	2,650	2,546
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2036	8,025	8,132
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2036	3,225	3,401
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	7,765	8,035
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2037	5,370	5,646
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2038	4,720	4,950
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	4,285	4,391
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2039	1,450	1,513
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	2,395	2,124
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2040	8,500	8,771
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2040	2,250	2,503
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2041	2,500	2,750
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2042	3,305	3,595
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	5,065	4,141
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2043	18,845	19,342
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2044	1,885	1,955
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	2,265	2,355
[5]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	3.450%	2/2/2026	2,200	2,200
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	500	557
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2032	1,000	1,045
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,020	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,000	1,026
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2046	2,675	2,396
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Riverwalk I Apartment Project)	4.200%	10/1/2040	1,677	1,722
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,065	8,135
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2030	3,400	3,401
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/2040	3,450	3,413
	Miami-Dade County School Board GO	5.000%	3/15/2035	1,130	1,133
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2038	4,195	4,344
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2039	1,080	1,112
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2040	9,210	9,421
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	7,000	6,931
	Mirada Community Development District Special Assessment Revenue	5.000%	5/1/2034	195	204
	Mirada Community Development District Special Assessment Revenue	5.625%	5/1/2044	1,160	1,176
	Monroe County FL Sales Tax Revenue	5.000%	4/1/2043	4,990	5,402
[5]	Normandy Community Development District Special Assessment Revenue	5.300%	5/1/2044	1,975	1,955
	North AR-1 Pasco Community Development District Special Assessment Revenue	5.750%	5/1/2044	730	752
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	5,000	5,089
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	5,000	5,213
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	5,000	5,212
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	4,535	4,724
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	3,955	4,109
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2032	1,870	2,087
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2034	2,040	2,122
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2036	2,210	2,263
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2038	2,385	2,420
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2039	2,485	2,518
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2040	2,580	2,598
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/2041	2,685	2,686
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2029	1,000	1,076
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2033	5,350	5,901
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2035	5,900	6,438
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2036	6,195	6,718
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2037	2,000	2,064
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2037	4,000	4,308
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2038	6,830	7,322
[1]	North Sumter County Utility Dependent District Water Revenue	4.000%	10/1/2039	1,375	1,403
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2039	7,165	7,650
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/2043	31,450	32,712
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	4.375%	5/15/2035	770	785
[5]	Okaloosa County FL Local or Guaranteed Housing Revenue (Air Force Enlisted Village Inc. Project)	5.500%	5/15/2045	1,000	1,023
[1]	Okaloosa County School Board COP	5.000%	10/1/2042	4,050	4,440
[1]	Okaloosa County School Board COP	5.000%	10/1/2043	6,560	7,108
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2032	4,455	5,084
[1]	Okaloosa Gas District Natural Gas Revenue	5.000%	10/1/2033	2,825	3,268
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,915	1,957
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	7,930	8,065
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	460	490
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,055	3,103
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	480	519
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	1,500	1,523
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	755	827
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,650	1,855
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,585	1,751
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,000	2,278
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,665	1,849
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,185	5,254
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,936
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,132
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,114
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	1,025	1,161
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,500	1,650
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	2,055	2,186
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	1,400	1,527
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	990	1,070
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,500	2,751
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,625	2,808
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2045	4,875	5,124
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	3,135	3,273
[5,6]	Orange County Health Facilities Authority Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	52,720	52,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,920	10,985
	Orange County School Board COP, Prere.	5.000%	8/1/2026	21,500	21,789
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2037	3,000	3,122
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2037	8,600	9,827
	Orlando FL Miscellaneous Revenue	5.000%	10/1/2038	3,030	3,140
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2038	5,000	5,671
[1]	Orlando FL Miscellaneous Revenue	5.000%	11/1/2039	5,000	5,629
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2026	2,285	2,326
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2027	1,325	1,381
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2029	2,020	2,102
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2031	5,425	5,639
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2033	2,095	2,172
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2034	5,000	5,177
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2035	3,125	3,230
[1]	Orlando FL Tourist Development Tax Intergovernmental Agreement Revenue	5.000%	11/1/2037	2,020	2,078
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,155
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2032	3,000	3,465
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	650	761
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	1,000	1,170
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2033	2,000	2,340
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,100	1,302
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	3,500	4,143
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	1,110	1,314
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2034	5,000	5,919
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	1,000	1,167
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2037	1,000	1,158
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	1,000	1,150
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	920	1,049
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2040	1,200	1,355
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2041	1,700	1,895
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,250	1,375
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2042	1,835	2,019
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,000	1,087
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2043	1,345	1,463
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2044	1,000	1,076
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	25,240	23,488
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	2.250%	2/4/2026	4,470	4,470
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.250%	2/4/2026	4,000	4,000
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2037	1,100	1,251
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2038	1,000	1,127
	Osceola County Expressway Authority Highway Revenue, ETM	5.550%	10/1/2029	1,000	1,107
	Osceola County Expressway Authority Highway Revenue, ETM	5.650%	10/1/2030	1,400	1,592
	Osceola County Expressway Authority Highway Revenue, ETM	5.750%	10/1/2031	1,625	1,895
	Osceola County Expressway Authority Highway Revenue, Prere.	5.800%	10/1/2031	2,060	2,408
	Osceola County Expressway Authority Highway Revenue, Prere.	5.900%	10/1/2031	3,000	3,523
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2043	3,305	3,586
	Osceola County FL Sales Tax Revenue	5.000%	10/1/2044	3,290	3,528
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2028	1,000	914
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2029	1,410	1,243
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2029	500	530
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2030	1,500	1,275
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2030	600	635
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2031	1,990	1,625
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2031	1,765	1,864
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2032	2,400	1,881
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2032	900	949
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2033	3,670	2,757
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2033	950	999
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2034	1,300	1,364
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2035	1,300	1,358
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2036	2,535	1,662
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2036	1,300	1,352
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2037	2,850	1,783
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2037	1,440	1,492
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/2038	3,250	1,930
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2038	1,705	1,761
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2039	1,200	1,236
	Palm Beach County Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	3,010	3,046
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2033	6,000	6,034
	Palm Beach County FL Appropriations Revenue	5.000%	5/1/2037	7,910	7,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Palm Beach County FL College & University Revenue	5.500%	10/1/2045	4,000	4,087
	Palm Beach County FL Local or Guaranteed Housing Revenue (Lynn University Housing Project)	6.000%	6/1/2044	11,465	11,541
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	600	650
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	1,350	1,361
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	600	649
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,035	1,116
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,000	1,075
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,100	1,179
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,510	1,612
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,740	1,704
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	1,260	1,339
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,125	1,137
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	1,295	1,371
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2037	1,150	1,275
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	2,365	2,495
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,515	1,676
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	1,750	1,840
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,470	1,344
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2044	2,385	1,885
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2032	260	287
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2035	800	861
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2037	770	817
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2038	435	459
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2039	400	420
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2040	400	417
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2041	420	435
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2042	560	576
	Palm Beach County School District COP	5.000%	8/1/2038	2,500	2,790
	Palm Beach County School District COP	5.000%	8/1/2039	2,070	2,294
	Palm Beach County School District COP	5.250%	8/1/2039	1,750	1,955
	Palm Beach County School District COP	5.000%	8/1/2040	4,000	4,376
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2034	1,000	1,103
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2037	530	571
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2038	500	537
	Panama City Beach FL Tax Increment/Allocation Revenue (Front Beach Road Project)	5.000%	11/1/2039	1,000	1,065
	Parrish Lakes Community Development District Special Assessment Revenue	5.500%	5/1/2044	830	843
[5]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	37,500	40,624
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2031	4,000	4,529
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2032	4,000	4,594
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2033	4,245	4,917
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2034	5,000	5,763
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2035	5,000	5,719
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2036	4,420	5,013
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2037	1,720	1,963
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2038	1,365	1,547
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2039	1,860	2,095
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2040	3,490	3,899
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2041	3,000	3,318
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2042	6,330	6,932
[1]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2043	6,680	7,252
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2042	2,220	2,427
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2043	2,350	2,541
	Pasco County FL Sales Tax Revenue	5.000%	10/1/2044	2,275	2,431
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2036	2,000	1,958
	Peace River Manasota Regional Water Supply Authority Water Revenue	3.000%	10/1/2037	3,190	3,061
	Pembroke Pines FL Miscellaneous Revenue	3.000%	7/1/2036	4,825	4,604
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue (Discovery Academy of Science Project)	4.000%	6/1/2036	3,180	2,908
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/2039	1,380	1,396
	Pinellas County School Board (Master Lease Program) COP	4.000%	7/1/2034	1,000	1,054
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	165	165
	Pinery Community Development District Special Assessment Revenue	5.600%	5/1/2046	485	482
	Polk County FL Utility System Water Revenue	5.000%	10/1/2037	1,810	1,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2030	2,210	2,225
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2036	620	728
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2037	600	698
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2039	1,990	2,230
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2040	825	935
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2040	1,570	1,744
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2041	875	980
	Sarasota County FL Utility System Water Revenue	5.250%	10/1/2041	1,830	2,015
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2042	825	912
	Sarasota County FL Utility System Water Revenue	5.000%	10/1/2045	4,025	4,174
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue (Sarasota Memorial Hospital Project)	5.000%	7/1/2038	13,550	14,017
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2026	2,260	2,284
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2027	1,295	1,342
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2035	3,500	4,025
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2036	3,220	3,663
	Sarasota County School Board (Master Lease Program) COP	5.000%	7/1/2037	2,500	2,832
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2031	275	273
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2036	785	749
[5]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2041	425	376
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.000%	11/15/2029	2,000	2,052
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.250%	11/15/2039	3,250	3,262
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	11,090	11,113
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	4,345	4,399
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,010	5,188
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,500	3,636
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	4,000	4,155
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	9,025	9,141
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,865	14,293
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	16,890	19,586
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,000	5,132
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	18,165	19,555
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2029	670	673
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2030	400	402
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2031	620	622
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2036	3,165	3,071
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project)	4.000%	12/15/2041	4,755	4,301
[1]	St. Johns County School Board COP	5.000%	7/1/2040	1,525	1,686
[1]	St. Johns County School Board COP	5.000%	7/1/2042	5,860	6,363
[1]	St. Johns County School Board COP	5.000%	7/1/2043	3,860	4,147
[1]	St. Johns County School Board COP	5.000%	7/1/2044	2,710	2,880
	St. Lucie County FL Miscellaneous Revenue	4.125%	10/1/2042	2,225	2,290
	St. Lucie County FL Miscellaneous Revenue	4.250%	10/1/2043	2,315	2,359
[5]	Sunrise Community Development District Special Assessment Revenue	4.500%	5/1/2035	440	442
[5]	Sunrise Community Development District Special Assessment Revenue	5.625%	5/1/2045	1,700	1,685
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2027	1,600	1,602
	Tallahassee FL Health, Hospital, Nursing Home Revenue (Tallahassee Memorial Healthcare Inc. Project)	5.000%	12/1/2028	1,550	1,552
	Tampa Bay Water Revenue	5.000%	10/1/2041	2,000	2,253
	Tampa Bay Water Revenue	5.000%	10/1/2043	2,500	2,751
	Tampa Bay Water Revenue	5.000%	10/1/2043	3,500	3,852
	Tampa Bay Water Revenue	5.000%	10/1/2044	2,500	2,711
	Tampa Bay Water Revenue	5.000%	10/1/2044	3,000	3,254
[9]	Tampa Bay Water Revenue, ETM	6.000%	10/1/2029	10,010	11,232
	Tampa FL Appropriations Revenue	3.000%	10/1/2035	2,870	2,847
	Tampa FL Appropriations Revenue	2.000%	10/1/2038	3,620	2,956
	Tampa FL Appropriations Revenue	2.000%	10/1/2039	4,815	3,836
	Tampa FL Appropriations Revenue	2.000%	10/1/2040	5,125	3,950
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2026	1,400	1,403
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2030	1,650	1,653
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2032	1,880	1,883
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2033	2,340	2,344
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2034	2,505	2,509
	Tampa FL College & University Revenue (University of Tampa Project)	5.000%	4/1/2035	1,680	1,683
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2028	290	304
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2029	300	320
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	575	623
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2031	375	411
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2032	300	327
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2033	275	298
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2034	375	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2036	1,075	1,151
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	3.000%	7/1/2037	400	380
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2037	3,125	3,147
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2039	1,000	995
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2040	1,200	1,267
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	4.000%	7/1/2045	5,220	4,733
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2033	400	309
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2034	2,440	1,812
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2035	2,320	1,649
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2037	3,000	1,944
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2039	2,400	1,406
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2040	1,250	692
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2028	2,500	2,538
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	2,500	2,538
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2030	3,705	3,761
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2032	605	622
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2033	625	640
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2034	650	664
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2035	680	693
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2036	705	716
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2033	1,730	1,743
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/2034	1,285	1,294
	Two Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2044	1,000	1,022
	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue	4.000%	7/1/2033	6,720	7,084
	V-Dana Community Development District Special Assessment Revenue (Assessment Area Two-2025 Project)	5.375%	5/1/2045	890	897
[5]	Venice FL Health, Hospital, Nursing Home Revenue	4.625%	1/1/2030	750	752
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.250%	1/1/2030	450	451
[5]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	400	401
	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	5.000%	1/1/2037	1,000	1,019
	Village Community Development District No. 13 Special Assessment Revenue	2.550%	5/1/2031	1,500	1,455
	Village Community Development District No. 13 Special Assessment Revenue	2.850%	5/1/2036	1,000	923
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.000%	5/1/2034	995	1,018
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.850%	5/1/2038	1,000	1,042
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.200%	5/1/2039	2,515	2,517
[5]	Village Community Development District No. 15 Special Assessment Revenue	5.000%	5/1/2043	2,415	2,466
[5]	Village Community Development District No. 15 Special Assessment Revenue	4.550%	5/1/2044	1,555	1,509
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2027	1,000	1,041
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2028	1,500	1,561
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2036	3,500	4,021
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2037	4,175	4,761
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/2042	4,930	5,026
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2035	400	410
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2036	510	520
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2037	725	736
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2038	750	758
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	4.000%	10/15/2039	1,000	1,007
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	1,185	1,306
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2032	500	546
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,485	1,649
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2033	1,000	1,098
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,560	1,739
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2034	1,000	1,101
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2035	1,855	2,045
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	1,720	1,884
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2036	500	545
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2037	1,805	1,962
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2038	1,415	1,529
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2039	1,340	1,437
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2040	1,340	1,440
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2041	850	904
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2042	1,000	1,055
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2043	2,300	2,403
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.250%	6/1/2044	2,375	2,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westside Haines City Community Development District Special Assessment Revenue (Assessment Area Two Project)	5.750%	5/1/2044	1,190	1,227
[2,3]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2042	1,000	1,096
[2,3]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2043	2,455	2,666
[2,3]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2044	1,550	1,666
[2,3]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2045	1,505	1,602
[2,3]	Wildwood FL Utility System Water Revenue	5.000%	11/1/2046	1,750	1,846
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2036	1,000	1,102
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2038	2,000	2,180
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2040	2,250	2,426
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,855	1,986
[2]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/2041	1,000	1,071
					3,313,455
Georgia (3.2%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2036	9,230	10,224
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2037	9,740	10,725
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2039	9,335	10,170
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,000	1,002
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,365	1,368
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2030	1,280	1,283
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2038	3,180	3,374
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	11,000	11,587
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2040	4,400	4,837
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2028	1,995	2,123
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2029	1,045	1,138
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/2039	1,500	1,531
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2039	5,880	6,503
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,175	3,490
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	6,485	7,089
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	1,795	1,985
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	2,415	2,640
	Atlanta GA GO	5.000%	12/1/2039	7,840	8,711
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/2026	15,280	15,685
[2]	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/2033	5,000	5,846
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	6,180	6,470
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,000	4,188
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	3,260	3,413
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	4,010	4,198
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	14,010	14,667
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	11/1/2027	1,000	1,047
	Atlanta Georgia Urban Residential Finance Authority Local or Guaranteed Housing Revenue	3.150%	8/1/2044	840	846
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,305	1,315
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2035	3,065	3,222
	Augusta Development Authority Health, Hospital, Nursing Home Revenue (Health System Inc. Project)	5.000%	7/1/2036	1,020	1,072
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,500	2,704
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,650	1,778
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,850	3,058
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,535	2,708
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,990	3,179
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,335	1,415
	Brookhaven Urban Redevelopment Agency Intergovernmental Agreement Revenue	4.000%	7/1/2043	1,710	1,729
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2029	880	910
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2030	1,080	1,116
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2032	1,435	1,480
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/2033	1,595	1,643
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2036	1,000	1,028
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2037	1,290	1,318
	Bulloch County Development Authority Local or Guaranteed Housing Revenue (Georgia Southern University Project)	4.000%	7/1/2038	1,355	1,376
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project)	2.200%	10/1/2032	2,100	1,905
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/2026	3,855	3,859
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,215	2,230
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	2,280	2,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	1,335	1,360
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	6,000	6,062
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	9,465	9,733
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	4,520	4,646
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2033	450	467
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2035	1,245	1,285
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/2037	775	792
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2038	680	639
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2039	925	863
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	3.000%	7/1/2040	1,000	928
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2039	3,450	3,911
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2041	1,400	1,552
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	7/1/2042	1,000	1,096
	Cherokee County Board of Education GO	5.000%	8/1/2033	1,780	1,801
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,285	3,318
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,250	3,283
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2030	430	474
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2032	410	457
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2034	470	518
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	5.000%	7/1/2035	300	329
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2036	650	665
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2037	715	729
	Clayton County Development Authority Local or Guaranteed Housing Revenue (Clayton State University Project)	4.000%	7/1/2038	635	646
[5]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	5.000%	6/1/2035	1,155	1,201
[5]	Cobb County Development Authority Private Schools Revenue (Mt. Bethel Christian Academy Project)	6.000%	6/1/2045	2,180	2,258
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	475	496
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	795	831
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	725	755
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2033	425	443
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	500	518
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	600	618
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	750	767
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2037	800	755
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	790	794
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	500	502
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,213
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	1,150	1,213
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	400	391
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2045	1,500	1,176
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	700	703
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	1,640	1,689
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	1,230	1,266
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	2,250	2,311
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2033	2,620	2,687
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	3,350	3,432
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	2,500	2,557
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	4,300	4,392
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	4,500	4,589
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2041	3,710	4,003
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2042	2,320	2,477
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2043	3,885	4,106
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2041	2,570	2,947
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.250%	10/1/2044	1,750	1,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2035	1,130	1,206
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2037	8,160	8,627
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2038	9,100	9,583
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2039	9,565	10,037
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2044	15,000	15,385
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2029	1,280	1,323
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2030	1,020	1,053
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/2032	1,000	1,011
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2034	1,100	1,134
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/2036	1,160	1,188
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2029	1,210	1,292
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2030	1,265	1,377
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2031	1,065	1,158
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/2032	1,020	1,106
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2034	1,450	1,489
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2035	1,490	1,525
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/2036	1,000	1,019
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/2033	1,800	1,840
	Dalton GA GO	5.000%	2/1/2042	9,000	9,238
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,000	1,120
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	1,000	1,108
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	1,170	1,282
	Dalton Whitfield County Joint Development Authority Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	630	682
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2032	7,680	8,871
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2035	1,145	1,300
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	1,060	1,180
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	6,205	7,164
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.125%	12/1/2034	5,775	5,848
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2034	3,000	3,259
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2035	6,170	6,156
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (1086 On Montreal Project)	4.000%	3/1/2034	7,680	7,798
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Kensington Station Project)	4.000%	12/1/2033	12,700	13,021
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue (Park at 500 Project)	4.000%	3/1/2034	26,360	26,717
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,081
	Douglasville-Douglas County Water & Sewer Authority Water Revenue	2.000%	6/1/2033	2,305	2,111
	Fayette County Development Authority Recreational Revenue	5.000%	10/1/2039	1,000	1,089
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2030	400	436
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2033	1,000	1,125
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2034	1,500	1,699
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2035	1,650	1,853
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2036	1,800	2,003
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2037	2,000	2,207
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2038	2,100	2,302
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2040	3,200	3,448
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2041	1,500	1,611
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2042	2,200	2,333
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2043	1,305	1,369
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2044	2,160	2,238
	Forsyth County School District GO	5.000%	2/1/2034	2,535	2,661
	Forsyth County School District GO	5.000%	2/1/2037	2,250	2,346
[12]	Freddie Mac Pool	3.400%	3/1/2038	9,788	9,437
[12]	Freddie Mac Pool	3.700%	9/1/2038	6,601	6,330
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2034	1,160	1,250
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2036	1,015	1,086
	Fulton County Development Authority College & University Revenue	5.000%	6/15/2038	1,165	1,237
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,010	3,040
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,640	2,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,600	1,717
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,825	1,950
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	1,750	1,854
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/2036	8,810	9,355
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2037	2,200	2,227
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	3,500	3,532
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	600	602
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2029	500	515
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	870	896
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2031	900	926
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2035	4,700	4,808
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,820	2,876
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2026	1,680	1,684
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,500	7,547
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	3,865	3,937
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2029	1,870	1,905
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2030	1,945	1,989
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2031	2,030	2,081
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/2037	8,665	8,898
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2041	13,735	12,907
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	2,640	2,688
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	5,355	5,418
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,580	2,525
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	10/15/2030	8,695	9,636
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2034	18,000	19,509
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2035	12,095	13,051
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2036	7,715	7,875
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/2037	1,500	1,522
	Gainesville School District GO	4.000%	11/1/2035	1,000	1,046
	Gainesville School District GO	4.000%	11/1/2036	1,000	1,041
	Georgia GO	5.000%	7/1/2029	10,730	11,725
	Georgia GO	5.000%	1/1/2031	11,165	12,608
	Georgia GO	4.000%	2/1/2031	2,765	2,769
	Georgia GO	5.000%	7/1/2031	10,955	11,659
	Georgia GO	5.000%	1/1/2032	14,420	16,585
	Georgia GO	4.000%	2/1/2032	4,000	4,003
	Georgia GO	3.000%	2/1/2034	21,780	21,781
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	1,825	2,075
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/2044	4,195	4,245
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2029	1,140	1,220
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2030	1,225	1,306
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2031	1,385	1,475
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2032	1,450	1,541
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2033	1,200	1,272
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2034	2,295	2,429
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2035	925	977
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2036	1,145	1,204
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2037	1,115	1,166
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/2038	1,150	1,197
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2033	2,000	2,073
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2035	2,305	2,371
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2036	1,000	1,022
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	4.000%	1/1/2037	1,500	1,525
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2038	710	632
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2039	730	634
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	3.000%	1/1/2040	500	419
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2029	500	522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	890	927
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2031	1,655	1,743
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	750	780
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2032	600	631
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	800	831
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2033	500	525
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	9,000	9,427
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2034	2,560	2,683
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	2,225	2,303
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2035	725	758
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2035	340	382
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	1,300	1,342
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2036	2,055	2,142
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	660	734
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2036	650	723
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	1,350	1,391
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2037	2,420	2,512
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2037	545	602
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	1,455	1,496
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2038	2,355	2,436
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	1,480	1,602
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	750	823
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2038	500	549
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2039	2,100	2,166
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	1,620	1,741
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2039	620	675
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,200	1,277
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	1,000	1,082
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2040	700	758
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,055	1,137
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2041	1,170	1,261
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,360	1,430
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,000	1,068
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2042	1,275	1,361
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,010	1,068
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2043	1,000	1,057
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2029	90	91
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2035	1,250	1,364
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/2036	3,330	3,612
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2039	1,560	1,577
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	4.000%	1/1/2040	1,250	1,255
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	7,365	8,058
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	4,000	4,334
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	5,840	6,097
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/2029	565	584
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	4,365	4,370
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	12,110	12,120
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2035	1,800	1,799
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2036	1,325	1,309
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2037	750	733
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	8/1/2038	2,050	1,980
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	500	502
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2030	500	515
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2032	1,000	1,027
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2034	1,250	1,281
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2036	2,300	2,349
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2037	2,100	2,142
	Gwinnett County School District GO	5.000%	8/1/2027	15,615	16,262
	Gwinnett County School District GO	5.000%	2/1/2039	15,000	15,839
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2030	5,375	5,399
	Henry County Hospital Authority Health, Hospital, Nursing Home Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/2034	10,000	10,045
	Jackson County GA School District GO	5.000%	3/1/2036	3,000	3,518
	Jackson County GA School District GO	5.000%	3/1/2037	4,870	5,658
	Jackson County GA School District GO	5.000%	3/1/2038	5,000	5,763
	Jackson County GA School District GO	5.000%	3/1/2039	5,000	5,725
	Jackson County GA School District GO	5.000%	3/1/2040	2,400	2,715
	Jackson County GA School District GO	5.000%	3/1/2041	1,500	1,689
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2026	630	633
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/2028	835	860
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project)	4.375%	10/1/2042	1,270	1,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2033	35,000	37,774
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2029	4,000	4,230
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2032	850	926
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2033	1,050	1,104
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2035	2,770	3,065
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2036	7,055	7,800
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2037	2,335	2,571
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/2038	2,615	2,868
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	19,500	19,809
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	122,875	125,197
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	96,625	101,301
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	57,085	58,337
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	146,450	155,066
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	138,205	146,908
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	55,225	58,506
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	4/1/2031	8,840	9,472
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2031	111,445	119,377
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2031	83,485	90,252
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2031	218,610	234,337
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2032	83,560	90,396
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2032	100,190	108,189
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2032	105,345	113,460
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	3,730	3,547
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2037	8,000	7,608
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2038	4,335	4,055
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,000	1,840
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2039	2,055	1,891
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2039	1,000	1,125
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2040	3,000	2,694
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2041	4,000	3,548
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/2042	1,000	859
[9]	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, ETM	5.250%	7/1/2026	4,810	4,871
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	5.000%	7/1/2026	5,310	5,372
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2029	450	487
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2030	700	771
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2032	700	779
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2033	850	938
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2034	1,000	1,102
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	5.000%	6/15/2035	2,100	2,299
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2036	1,000	1,025
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue (Georgia College & State University Projects)	4.000%	6/15/2037	2,300	2,345
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,075	2,077
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	2,810	2,813
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,230	1,231
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/2026	1,230	1,231
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	5,135	5,281
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,750	1,719
	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	1,565	1,644
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2031	475	518
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2032	400	440
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	1,675	1,817
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2032	10,755	12,373
	Private Colleges & Universities Authority College & University Revenue	5.000%	6/1/2033	550	603
[5]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	55,000	63,843
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2033	5,465	6,368
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2034	400	414
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2035	500	517
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2036	12,410	14,573

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2037	11,555	13,447
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/2038	115	116
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2039	11,480	12,140
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2039	10,000	11,669
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2040	8,545	9,854
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2041	20,710	23,609
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	6,820	7,676
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2043	10,000	11,115
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2044	6,560	7,227
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	5,310	5,787
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2029	350	377
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2030	125	137
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	100	111
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2032	150	167
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2038	1,400	1,424
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2039	1,300	1,316
	Private Colleges & Universities Authority College & University Revenue (Savannah College of Arts & Design Project)	4.000%	4/1/2041	1,650	1,640
	Private Colleges & Universities Authority College & University Revenue VRDO	2.250%	2/4/2026	5,530	5,530
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2035	2,125	2,174
	Rockdale County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/2038	2,395	2,417
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,451
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	4,290	4,659
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,314
[5]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2031	7,000	7,830
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,300	2,549
	Valdosta & Lowndes County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,300	2,492
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2032	1,055	1,145
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	5.000%	10/1/2035	1,265	1,360
	Valdosta & Lowndes County Hospital Authority Intergovernmental Agreement Revenue RAN	4.000%	10/1/2038	675	683
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	830	866
					2,733,848
Guam (0.2%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2030	100	108
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2031	100	109
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2032	100	110
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2033	100	111
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2034	100	111
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2035	150	167
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2037	100	110
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2038	125	136
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2039	125	135
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2040	100	107
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2041	150	159
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2042	100	105
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	100	104
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2026	750	757
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2027	600	618
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2028	1,000	1,029
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	2,065	2,126
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	1,000	1,069
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2030	1,250	1,357
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,000	1,102
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2031	1,330	1,466
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	1,325	1,478
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	3,000	3,346
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	185	206
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	2,000	2,249
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	3,100	3,487
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	365	411
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,475	1,674
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	1,800	2,043
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	443
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	1,600	1,805
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	348

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	2,450	2,719
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	180	202
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	2,350	2,583
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	625	693
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	665	734
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	680	759
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	1,875	2,072
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2041	1,640	1,785
Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2042	595	641
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2043	745	809
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2044	1,000	1,034
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2044	600	645
Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2045	1,250	1,281
Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2045	795	847
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2028	500	528
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2029	500	538
Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	410
Guam Income Tax Revenue	5.000%	12/1/2031	4,000	4,049
Guam Income Tax Revenue	5.000%	12/1/2034	750	758
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	625	675
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	850	916
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	1,375	1,504
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	875	956
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	1,615	1,786
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	2,485	2,773
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	3,400	3,826
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	2,485	2,812
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	3,650	3,718
Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	2,085	2,305
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2037	1,585	1,765
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	2,365	2,618
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2039	1,000	1,101
Guam Miscellaneous Taxes Revenue	5.250%	1/1/2040	1,000	1,091
Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	6,000	5,851
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,225	1,243
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	2,080	2,111
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	1,230	1,276
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,795	3,936
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	5,165	5,324
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2028	3,615	3,828
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	5,425	5,593
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	4,440	4,775
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2029	500	538
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	5,695	5,868
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	7,520	8,222
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	9,775	10,840
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,000	1,109
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	5,380	5,531
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	3,570	4,008
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	4,250	4,699
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2033	1,675	1,899
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	1,825	1,872
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	3,945	4,349
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2034	750	856
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	2,690	2,753
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2035	1,350	1,484
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	3,815	3,897
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	554
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	5,000	5,098
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	121
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2039	365	396
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2042	985	1,039
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	1,685	1,735
				180,324
Hawaii (0.5%)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2035	16,565	17,246
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2036	27,670	28,656
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2037	4,505	4,643
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2038	25,000	25,662

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/2039	15,000	15,340
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	1,690	1,917
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2041	3,300	3,744
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	1,890	2,119
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2042	3,500	3,924
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,213
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2043	3,000	3,319
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,829
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2044	3,250	3,556
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,500	3,786
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2045	3,250	3,515
Hawaii County HI GO	5.000%	9/1/2041	790	896
Hawaii County HI GO	5.000%	9/1/2042	1,000	1,118
Hawaii County HI GO	5.000%	9/1/2043	1,500	1,658
Hawaii County HI GO	5.000%	9/1/2044	1,150	1,256
Hawaii County HI GO	5.250%	9/1/2045	1,000	1,103
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,695	6,457
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	4,325	4,869
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	6,320	7,045
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	7,500	8,265
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,315	3,607
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,240	2,407
Hawaii GO	4.000%	4/1/2030	2,190	2,195
Hawaii GO	4.000%	5/1/2030	13,815	14,069
Hawaii GO	4.000%	10/1/2030	1,885	1,901
Hawaii GO	4.000%	4/1/2031	1,410	1,413
Hawaii GO	4.000%	10/1/2031	5,000	5,039
Hawaii GO	4.000%	10/1/2032	2,000	2,014
Hawaii GO	5.000%	1/1/2033	10,750	11,269
Hawaii GO	5.000%	1/1/2034	8,745	9,154
Hawaii GO	5.000%	1/1/2036	22,430	23,382
Hawaii GO	5.000%	1/1/2036	13,000	13,825
Hawaii GO	5.000%	1/1/2038	2,480	2,621
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,037
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/2038	1,305	1,341
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2026	4,990	5,001
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2027	1,750	1,803
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/2029	9,195	9,950
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2037	640	614
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2038	1,945	1,836
Honolulu HI City & County (Honolulu Rail Transit Project) GO	3.000%	7/1/2041	2,130	1,924
Honolulu HI City & County GO	4.000%	7/1/2034	1,405	1,470
Honolulu HI City & County GO	5.000%	9/1/2034	8,035	8,331
Honolulu HI City & County GO	3.000%	7/1/2037	1,995	1,914
Honolulu HI City & County GO	3.000%	7/1/2037	2,030	1,948
Honolulu HI City & County GO	4.000%	7/1/2039	2,560	2,630
Honolulu HI City & County GO	5.000%	7/1/2039	1,000	1,122
Honolulu HI City & County GO	4.000%	7/1/2040	1,000	1,016
Honolulu HI City & County GO	5.000%	7/1/2040	605	675
Honolulu HI City & County GO	5.000%	9/1/2040	4,830	5,029
Honolulu HI City & County GO	5.000%	7/1/2041	1,000	1,111
Honolulu HI City & County GO	5.000%	7/1/2041	890	1,000
Honolulu HI City & County GO	5.000%	7/1/2042	1,000	1,099
Honolulu HI City & County GO	5.000%	7/1/2042	650	722
Honolulu HI City & County GO	5.000%	7/1/2043	1,000	1,088
Honolulu HI City & County GO	5.000%	7/1/2045	1,000	1,077
Honolulu HI City & County GO	5.000%	7/1/2048	1,870	1,982
Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	4,170	4,199
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2032	6,775	7,821
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2033	7,605	8,899
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2034	3,575	4,234
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2035	8,020	8,279
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2035	8,250	9,848
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	3,000	3,121
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2036	5,275	6,233
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2037	3,315	3,882
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2038	14,000	16,242
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2040	2,000	2,219
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2043	4,920	5,398
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2044	6,425	6,970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2046	1,900	2,075
	Kauai County Community Facilities District Special Tax Revenue (Kukui'ula Development Project)	4.375%	5/15/2042	4,000	3,975
	Maui County HI GO	2.000%	3/1/2039	2,365	1,901
	Maui County HI GO	2.000%	3/1/2040	2,425	1,879
	Maui County HI GO	2.000%	3/1/2041	1,485	1,125
	University of Hawaii College & University Revenue	3.000%	10/1/2034	3,535	3,473
	University of Hawaii College & University Revenue	4.000%	10/1/2035	1,845	1,923
	University of Hawaii College & University Revenue	3.000%	10/1/2036	2,845	2,745
					411,193
Idaho (0.2%)
	Boise City ID Airport Port, Airport & Marina Revenue (Public Parking Facilities Project)	5.000%	9/1/2039	1,265	1,368
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2039	750	833
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2040	2,550	2,818
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2042	2,175	2,365
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/2043	1,000	1,077
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2028	4,060	4,266
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2029	4,810	5,131
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2030	4,525	4,827
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2041	4,200	4,641
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2043	2,955	3,182
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/2044	7,505	7,997
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2032	14,180	15,570
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project) PUT	5.000%	3/1/2035	23,555	26,215
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.375%	7/1/2034	4,425	4,428
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2036	1,000	1,031
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/2037	1,250	1,280
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/2027	5,655	5,863
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2040	3,420	3,901
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2041	2,900	3,291
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2042	2,920	3,266
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2043	2,380	2,631
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2044	3,040	3,321
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2045	3,250	3,512
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	5.500%	1/1/2053	14,735	15,942
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.000%	7/1/2054	11,255	12,522
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,650	6,470
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2031	14,000	15,887
	Idaho State Building Authority Intergovernmental Agreement Revenue	5.000%	6/1/2033	8,710	10,162
[2]	University of Idaho College & University Revenue	5.000%	4/1/2034	1,735	1,890
[2]	University of Idaho College & University Revenue	5.000%	4/1/2036	1,915	2,070
[2]	University of Idaho College & University Revenue	5.000%	4/1/2038	1,000	1,072
[2]	University of Idaho College & University Revenue	4.000%	4/1/2040	1,150	1,166
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2036	1,170	1,358
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.000%	4/1/2037	1,125	1,294
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2041	1,250	1,420
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.250%	4/1/2042	1,000	1,123
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2044	2,000	2,231
[1]	University of Idaho Local or Guaranteed Housing Revenue	5.500%	4/1/2045	1,000	1,103
					188,524
Illinois (6.1%)
[5]	Affordable Housing Tax-Exempt Bond Pass-Thru Trust Local or Guaranteed Housing Revenue TOB	6.000%	10/5/2040	16,972	17,152
	Aurora IL GO	5.000%	12/30/2043	4,685	4,984
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2026	1,070	1,071
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2028	1,085	1,101
[1]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/2029	2,734	2,771
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/2033	2,100	2,197
	Champaign IL GO	5.000%	12/15/2039	1,530	1,687
	Champaign IL GO	5.000%	12/15/2040	1,090	1,194
	Chicago Board of Education (Series 2015C Bonds Project) GO	5.250%	12/1/2035	2,430	2,430
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2033	1,700	1,919
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2033	9,505	9,778
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2034	2,000	2,247
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2034	8,070	8,295
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2035	5,805	6,484
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2035	2,320	2,382
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2036	4,105	4,549
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/2036	11,500	11,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2037	9,775	10,719
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2038	5,035	5,408
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2039	2,750	2,980
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.250%	4/1/2040	4,100	4,416
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/2041	6,025	6,357
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2042	5,270	5,669
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/2043	6,190	6,592
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2033	1,700	1,756
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2034	1,535	1,583
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2035	1,615	1,662
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2037	1,535	1,572
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/2038	1,700	1,734
[9]	Chicago Board of Education GO	0.000%	12/1/2026	5,990	5,826
[1]	Chicago Board of Education GO	5.000%	12/1/2026	3,560	3,621
	Chicago Board of Education GO	5.000%	12/1/2026	4,340	4,377
	Chicago Board of Education GO	5.000%	12/1/2026	5,000	5,043
	Chicago Board of Education GO	0.000%	12/1/2027	1,290	1,213
	Chicago Board of Education GO	4.000%	12/1/2027	7,175	7,214
[1]	Chicago Board of Education GO	5.000%	12/1/2027	2,750	2,852
	Chicago Board of Education GO	5.000%	12/1/2027	1,000	1,019
	Chicago Board of Education GO	5.000%	12/1/2027	1,625	1,655
[9]	Chicago Board of Education GO	0.000%	12/1/2028	10,685	9,701
[9]	Chicago Board of Education GO	0.000%	12/1/2028	4,530	4,113
[1]	Chicago Board of Education GO	5.000%	12/1/2028	3,000	3,157
	Chicago Board of Education GO	5.000%	12/1/2028	11,100	11,406
	Chicago Board of Education GO	5.000%	12/1/2028	4,000	4,110
[9]	Chicago Board of Education GO	0.000%	12/1/2029	465	407
[9]	Chicago Board of Education GO	0.000%	12/1/2029	410	359
[1,8]	Chicago Board of Education GO	0.000%	12/1/2029	1,165	1,032
[1]	Chicago Board of Education GO	5.000%	12/1/2029	2,500	2,627
	Chicago Board of Education GO	5.000%	12/1/2029	9,625	9,963
	Chicago Board of Education GO	5.000%	12/1/2029	2,200	2,277
[9]	Chicago Board of Education GO	0.000%	12/1/2030	1,610	1,356
[9]	Chicago Board of Education GO	0.000%	12/1/2030	20,775	17,499
[8,9]	Chicago Board of Education GO	0.000%	12/1/2030	12,780	10,765
	Chicago Board of Education GO	5.000%	12/1/2030	1,180	1,212
[1]	Chicago Board of Education GO	5.000%	12/1/2030	1,500	1,572
	Chicago Board of Education GO	5.000%	12/1/2030	6,750	7,034
	Chicago Board of Education GO	5.000%	12/1/2030	5,535	5,609
[13]	Chicago Board of Education GO	5.500%	12/1/2030	115	124
[9]	Chicago Board of Education GO	0.000%	12/1/2031	23,775	19,227
[8,9]	Chicago Board of Education GO	0.000%	12/1/2031	10,000	8,274
	Chicago Board of Education GO	5.000%	12/1/2031	600	614
	Chicago Board of Education GO	5.000%	12/1/2031	1,750	1,811
	Chicago Board of Education GO	5.500%	12/1/2031	16,265	17,440
	Chicago Board of Education GO	5.000%	12/1/2032	1,610	1,641
	Chicago Board of Education GO	5.000%	12/1/2032	10,100	10,412
	Chicago Board of Education GO	5.500%	12/1/2032	5,930	6,389
	Chicago Board of Education GO	5.000%	12/1/2033	2,155	2,215
	Chicago Board of Education GO	5.000%	12/1/2033	9,000	9,440
	Chicago Board of Education GO	5.500%	12/1/2033	3,240	3,505
	Chicago Board of Education GO	5.000%	12/1/2034	700	707
	Chicago Board of Education GO	5.000%	12/1/2034	2,000	2,014
	Chicago Board of Education GO	5.000%	12/1/2034	12,835	13,141
	Chicago Board of Education GO	5.000%	12/1/2034	1,360	1,369
	Chicago Board of Education GO	5.500%	12/1/2034	9,000	9,755
	Chicago Board of Education GO	5.000%	12/1/2035	2,750	2,769
	Chicago Board of Education GO	5.000%	12/1/2035	1,000	1,018
	Chicago Board of Education GO	5.250%	12/1/2035	5,500	5,780
	Chicago Board of Education GO	5.500%	12/1/2035	8,940	9,664
	Chicago Board of Education GO	5.000%	12/1/2036	1,000	1,013
	Chicago Board of Education GO	5.000%	12/1/2036	1,400	1,418
	Chicago Board of Education GO	5.250%	12/1/2036	13,845	14,431
	Chicago Board of Education GO	5.500%	12/1/2036	30,000	32,140
	Chicago Board of Education GO	4.000%	12/1/2037	27,630	26,638
	Chicago Board of Education GO	5.500%	12/1/2037	11,650	12,253
	Chicago Board of Education GO	4.000%	12/1/2038	20,000	19,062
	Chicago Board of Education GO	5.000%	12/1/2038	3,000	3,012
	Chicago Board of Education GO	5.500%	12/1/2038	13,985	14,622
	Chicago Board of Education GO	4.000%	12/1/2039	4,000	3,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	6.000%	12/1/2039	14,275	15,532
	Chicago Board of Education GO	4.000%	12/1/2040	13,425	12,427
	Chicago Board of Education GO	4.000%	12/1/2041	9,425	8,662
	Chicago Board of Education GO	5.000%	12/1/2041	1,100	1,096
	Chicago Board of Education GO	4.000%	12/1/2042	17,250	15,551
	Chicago Board of Education GO	6.000%	12/1/2042	15,220	16,215
	Chicago Board of Education GO	4.000%	12/1/2043	2,000	1,771
	Chicago Board of Education GO	6.000%	12/1/2043	12,225	12,936
	Chicago Board of Education GO	6.000%	12/1/2043	11,295	11,952
	Chicago Board of Education GO	6.000%	12/1/2044	6,205	6,517
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2027	3,765	3,844
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2028	2,000	2,088
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	1,250	1,299
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2031	1,250	1,300
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2033	1,885	1,952
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2034	4,205	4,359
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2036	6,140	6,337
	Chicago IL (Housing & Economic Development Projects) GO	5.500%	1/1/2040	800	871
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2042	1,475	1,633
	Chicago IL (Housing & Economic Development Projects) GO	6.000%	1/1/2045	1,760	1,885
	Chicago IL GO	5.000%	1/1/2027	6,555	6,642
	Chicago IL GO	5.000%	1/1/2028	5,125	5,262
	Chicago IL GO	5.000%	1/1/2028	5,440	5,585
	Chicago IL GO	5.000%	1/1/2029	3,000	3,121
	Chicago IL GO	5.000%	1/1/2029	26,350	27,412
	Chicago IL GO	5.000%	1/1/2030	9,540	10,032
[9]	Chicago IL GO	0.000%	1/1/2031	875	744
	Chicago IL GO	5.000%	1/1/2031	1,300	1,366
	Chicago IL GO	5.000%	1/1/2031	9,120	9,683
	Chicago IL GO	4.000%	1/1/2032	6,990	7,036
	Chicago IL GO	5.000%	1/1/2032	800	838
	Chicago IL GO	5.000%	1/1/2032	3,680	3,936
	Chicago IL GO	4.000%	1/1/2033	1,525	1,530
	Chicago IL GO	5.000%	1/1/2033	1,500	1,582
	Chicago IL GO	5.000%	1/1/2033	1,000	1,065
	Chicago IL GO	5.000%	1/1/2033	37,210	39,967
	Chicago IL GO	5.000%	1/1/2034	5,290	5,610
	Chicago IL GO	5.000%	1/1/2034	20,585	22,194
	Chicago IL GO	4.000%	1/1/2035	1,060	1,053
	Chicago IL GO	4.000%	1/1/2035	16,790	16,674
	Chicago IL GO	4.000%	1/1/2035	1,285	1,276
	Chicago IL GO	5.000%	1/1/2035	2,315	2,444
	Chicago IL GO	5.000%	1/1/2035	6,000	6,477
	Chicago IL GO	5.500%	1/1/2035	7,000	7,305
	Chicago IL GO	4.000%	1/1/2036	2,570	2,524
	Chicago IL GO	4.000%	1/1/2037	1,461	1,405
	Chicago IL GO	4.000%	1/1/2038	6,228	5,925
	Chicago IL GO	5.250%	1/1/2038	1,250	1,318
	Chicago IL GO	5.250%	1/1/2038	8,110	8,551
[9]	Chicago IL GO	0.000%	1/1/2039	25,420	14,766
	Chicago IL GO	5.500%	1/1/2039	13,500	14,379
	Chicago IL GO	5.500%	1/1/2039	7,190	7,658
	Chicago IL GO	5.000%	1/1/2040	520	526
	Chicago IL GO	5.500%	1/1/2040	1,000	1,060
	Chicago IL GO	5.000%	1/1/2041	6,375	6,516
	Chicago IL GO	5.000%	1/1/2041	3,080	3,164
	Chicago IL GO	5.500%	1/1/2041	5,350	5,771
	Chicago IL GO	5.500%	1/1/2041	10,000	10,786
	Chicago IL GO	6.000%	1/1/2042	2,000	2,214
	Chicago IL GO	5.000%	1/1/2043	34,580	34,682
	Chicago IL GO	5.500%	1/1/2043	500	512
	Chicago IL GO	4.000%	1/1/2044	1,333	1,116
	Chicago IL GO	5.000%	1/1/2044	500	498
	Chicago IL GO	5.000%	1/1/2044	38,525	38,400
	Chicago IL GO	6.000%	1/1/2044	1,670	1,808
	Chicago IL GO	5.000%	1/1/2045	22,895	22,404
	Chicago IL GO	6.000%	1/1/2045	1,195	1,280
[2]	Chicago IL GO	6.000%	1/1/2046	9,000	9,785
	Chicago IL GO, ETM	5.000%	1/1/2027	2,445	2,502
	Chicago IL GO, ETM	5.000%	1/1/2028	875	917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO, ETM	5.000%	1/1/2028	2,560	2,684
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	2,545	2,602
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	3,330	3,402
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2028	9,030	9,225
[9]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/2030	13,495	14,334
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2035	3,350	3,743
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2038	1,000	1,119
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2039	2,000	2,225
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2041	1,000	1,092
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2042	2,545	2,755
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2043	2,500	2,678
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2044	2,000	2,120
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	7,050	7,349
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	2,040	2,252
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	5,000	5,620
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,765	1,978
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	5,155	5,822
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2032	3,170	3,595
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	1,000	1,121
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2033	10,000	11,462
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	3,000	3,089
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2036	1,000	1,101
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2037	10,000	11,280
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2038	1,500	1,538
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2039	1,500	1,625
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	8,930	9,070
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2040	11,250	12,410
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2041	5,720	6,242
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2042	9,000	9,720
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2043	9,000	9,608
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2044	9,000	9,523
[1,5]	Chicago IL Waterworks Water Revenue TOB VRDO	3.420%	2/2/2026	2,000	2,000
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,480
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,000	3,448
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	4,000	4,560
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	4,635	5,249
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	5,000	5,565
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	5,100	5,603
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	7,820	8,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2027	32,400	33,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2028	1,215	1,242
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	1,035	1,057
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,010	2,053
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	2,560	2,747
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2029	6,000	6,437
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	1,545	1,577
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	900	985
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	2,500	2,736
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2031	9,850	10,972
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	10,890	12,325
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	9,370	10,744
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	23,500	25,317
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	6,200	6,679
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	8,390	9,733
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	35,915	36,972
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	5,000	5,147
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2035	6,200	6,658
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2036	5,780	5,922
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	3,000	3,156
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,300	1,435
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2036	1,000	1,116
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	14,500	14,789
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	10,000	10,239
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	12,790	13,096
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	3,035	3,187
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2037	1,330	1,474
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	3,000	3,133
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	5,000	5,467
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,285	2,516
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	2,750	3,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	7,000	7,625
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	2,100	2,343
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	20,000	22,812
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2039	1,195	1,324
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2040	1,850	2,050
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	2,500	2,746
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2041	12,135	13,580
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2041	1,955	2,137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2042	5,000	4,982
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2042	3,725	4,049
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2042	1,470	1,590
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2043	15,630	15,246
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2043	3,590	3,858
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2043	1,660	1,780
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	2,715	2,597
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2044	4,250	4,601
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	21,000	21,738
	Chicago Park District GO	5.000%	1/1/2027	2,085	2,134
	Chicago Park District GO	5.000%	1/1/2027	1,000	1,023
	Chicago Park District GO	5.000%	1/1/2028	1,420	1,489
	Chicago Park District GO	5.000%	1/1/2028	1,140	1,195
[2]	Chicago Park District GO	5.000%	1/1/2030	4,500	4,715
	Chicago Park District GO	4.000%	1/1/2031	1,250	1,302
	Chicago Park District GO	4.000%	1/1/2031	505	526
[2]	Chicago Park District GO	5.000%	1/1/2031	5,570	5,826
[2]	Chicago Park District GO	5.000%	1/1/2031	1,600	1,674
[2]	Chicago Park District GO	5.000%	1/1/2032	5,545	5,783
[2]	Chicago Park District GO	5.000%	1/1/2032	5,000	5,214
[2]	Chicago Park District GO	5.000%	1/1/2032	1,750	1,900
[2]	Chicago Park District GO	5.000%	1/1/2033	1,720	1,792
[2]	Chicago Park District GO	5.000%	1/1/2033	5,140	5,356
[2]	Chicago Park District GO	5.000%	1/1/2033	2,620	2,730
[2]	Chicago Park District GO	5.000%	1/1/2033	3,455	3,755
[2]	Chicago Park District GO	4.000%	1/1/2034	1,375	1,412
[2]	Chicago Park District GO	5.000%	1/1/2034	1,640	1,708
[2]	Chicago Park District GO	4.000%	1/1/2035	2,240	2,289
[2]	Chicago Park District GO	5.000%	1/1/2035	1,775	1,847
[2]	Chicago Park District GO	5.000%	1/1/2035	2,715	2,932
[2]	Chicago Park District GO	4.000%	1/1/2036	1,500	1,525
[2]	Chicago Park District GO	5.000%	1/1/2037	1,000	1,069
	Chicago Park District GO	5.000%	1/1/2038	400	445
	Chicago Park District GO	5.000%	1/1/2038	4,000	4,454
[2]	Chicago Park District GO	5.000%	1/1/2039	2,000	2,123
	Chicago Park District GO	5.000%	1/1/2039	1,400	1,514
	Chicago Park District GO	5.000%	1/1/2039	1,000	1,105
	Chicago Park District GO	5.000%	1/1/2040	1,000	1,074
	Chicago Park District GO	5.000%	1/1/2040	650	712
	Chicago Park District GO	5.000%	1/1/2041	3,370	3,590
	Chicago Park District GO	5.000%	1/1/2041	650	705
[2]	Chicago Park District GO	4.000%	1/1/2042	4,595	4,446
	Chicago Park District GO	5.000%	1/1/2042	400	429
	Chicago Park District GO	5.000%	1/1/2043	480	508
	Chicago Park District GO	5.000%	1/1/2044	500	523
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	2,075	2,090
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2026	1,035	1,042
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2042	11,805	12,756
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	19,440	20,809
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2044	22,760	24,172
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2029	1,000	1,086
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2030	1,205	1,331
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2031	1,515	1,699
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2032	1,895	2,144
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2033	2,750	3,143
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2034	2,000	2,265
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2035	2,000	2,246
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2036	2,370	2,631
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2037	1,500	1,653
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2038	2,000	2,191
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2039	2,500	2,721
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2040	4,400	4,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2041	4,440	4,789
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2042	5,885	6,283
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/2043	2,220	2,344
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2043	500	537
	Cook County Community Consolidated School District No. 64 Park Ridge-Niles GO	5.000%	12/1/2044	600	640
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2036	575	654
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2037	1,250	1,412
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2038	750	841
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2039	750	835
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2040	875	965
	Cook County Community High School District No. 218 Oak Lawn GO	5.000%	12/1/2041	800	872
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2040	2,670	2,783
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2041	2,780	2,856
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2042	2,895	2,946
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2043	3,015	3,037
	Cook County Consolidated High School District No. 200 Oak Park GO	4.000%	12/15/2044	2,855	2,836
[1]	Cook County IL GO	5.000%	11/15/2026	2,500	2,553
	Cook County IL GO	5.000%	11/15/2031	2,000	2,033
	Cook County IL GO	5.000%	11/15/2032	1,615	1,780
	Cook County IL GO	5.000%	11/15/2033	1,390	1,526
	Cook County IL GO	5.000%	11/15/2033	1,425	1,633
	Cook County IL GO	5.000%	11/15/2034	1,180	1,194
	Cook County IL GO	5.000%	11/15/2035	1,025	1,037
	Cook County IL Sales Tax Revenue	5.000%	11/15/2027	750	784
	Cook County IL Sales Tax Revenue	5.000%	11/15/2028	1,000	1,069
	Cook County IL Sales Tax Revenue	5.000%	11/15/2030	320	356
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	630	712
	Cook County IL Sales Tax Revenue	5.000%	11/15/2031	750	848
	Cook County IL Sales Tax Revenue	5.000%	11/15/2032	350	401
	Cook County IL Sales Tax Revenue	5.000%	11/15/2033	3,150	3,277
	Cook County IL Sales Tax Revenue	5.000%	11/15/2038	3,920	4,219
	Cook County IL Sales Tax Revenue	4.000%	11/15/2040	2,000	2,004
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	2,750	2,727
	Cook County IL Sales Tax Revenue	5.000%	11/15/2041	1,745	1,890
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	1,600	1,712
	Cook County IL Sales Tax Revenue	5.000%	11/15/2042	3,250	3,478
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,500	2,642
	Cook County IL Sales Tax Revenue	5.000%	11/15/2043	2,250	2,419
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	1,950	2,045
	Cook County IL Sales Tax Revenue	5.000%	11/15/2044	5,610	5,963
	Cook County IL Sales Tax Revenue	5.000%	11/15/2045	2,000	2,101
	Cook County IL Sales Tax Sales Tax Revenue	5.000%	11/15/2037	1,720	1,912
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2036	575	651
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2040	385	425
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2041	470	513
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2042	800	861
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2044	1,375	1,443
[2]	Cook County School District No. 102 La Grange GO	5.000%	12/15/2045	1,100	1,145
	Cook County School District No. 25 Arlington Heights GO	4.000%	12/15/2040	1,570	1,617
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2044	2,410	2,532
	Cook County School District No. 57 Mount Prospect GO	5.000%	12/1/2046	5,190	5,377
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2032	1,255	1,254
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2033	1,280	1,276
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2035	1,000	967
[1]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/2038	720	668
[2]	Cook County School District No. 99 Cicero GO	4.000%	12/1/2028	1,170	1,215
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2032	2,860	2,868
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2033	14,620	14,622
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2034	15,405	15,272
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2035	13,720	13,429
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/2036	17,065	16,397
[5,6]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.250%	2/2/2026	23,476	23,476
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2041	10,570	11,534
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2042	9,425	10,160
	Du Page & Will Counties Community School District No. 204 Indian Prairie GO	5.000%	1/15/2043	10,445	11,103
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	4.000%	1/15/2034	2,815	2,861
	DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO	4.000%	1/15/2041	6,385	6,440
	DuPage County Forest Preserve District GO	5.000%	11/1/2032	655	754
	DuPage County Forest Preserve District GO	5.000%	11/1/2033	900	1,050
	DuPage County School District No. 58 Downers Grove GO	5.250%	12/15/2040	4,650	5,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2041	3,500	4,011
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2042	7,500	8,489
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2043	7,035	7,889
	DuPage County School District No. 58 Downers Grove GO	5.500%	12/15/2044	10,000	11,095
	Elmhurst Park District GO	5.000%	12/15/2040	500	559
	Elmhurst Park District GO	5.000%	12/15/2041	250	275
	Elmhurst Park District GO	5.000%	12/15/2042	1,000	1,087
	Elmhurst Park District GO	5.000%	12/15/2043	1,160	1,248
	Elmhurst Park District GO	5.000%	12/15/2044	1,275	1,360
[5]	Elwood IL GO	6.250%	3/1/2044	12,195	13,118
	Evanston IL GO	3.500%	12/1/2038	2,000	2,002
[2]	Evanston IL GO	3.500%	12/1/2039	2,000	2,001
	Grundy & Will Counties Community Unit School District No. 1 Coal City GO	5.000%	2/1/2043	2,180	2,308
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2032	1,000	1,145
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2033	925	1,060
	Grundy Kendall & Will Counties Community High School District No. 111 Minooka GO	5.000%	12/1/2034	685	780
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2034	10,355	10,546
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2043	13,895	13,054
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	1,130	1,133
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2029	600	602
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	2,030	2,060
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	580	574
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2030	700	701
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	1,010	1,024
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2030	500	492
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2031	860	842
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2032	9,000	10,225
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	525	480
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2033	350	315
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2034	6,500	7,553
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2034	1,100	1,096
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2034	1,320	1,322
	Illinois Finance Authority College & University Revenue	4.000%	9/1/2035	2,500	2,266
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	1,000	1,008
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2036	2,750	2,725
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	3,000	3,438
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	230	190
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	1,250	1,419
	Illinois Finance Authority College & University Revenue	5.500%	10/1/2039	1,050	1,113
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2041	1,000	1,120
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2042	1,250	1,384
	Illinois Finance Authority College & University Revenue	5.500%	10/1/2042	1,300	1,346
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2043	2,375	2,600
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2044	1,300	1,410
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2045	1,600	1,716
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2041	2,000	1,789
	Illinois Finance Authority College & University Revenue (Bradley University Project)	4.000%	8/1/2043	2,125	1,852
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,020	1,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	16,500	16,912
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	1,270	1,270
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	13,750	14,088
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	610	638
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,250	1,252
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2028	7,900	7,942
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,920	1,960
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,059
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	2,250	2,357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,000	1,060
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	2,055	2,058
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,550	1,583
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,300	2,314
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	1,000	1,057
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	3,455	3,630
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2030	2,555	2,572
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	14,445	15,675
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	10,000	10,242
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	670	673
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	2,190	2,194
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,000	1,055
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2031	2,065	2,076
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	6,805	6,842
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	10,000	10,239
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,725	1,836
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	2,000	2,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	10,000	10,054
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2033	525	530
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	2,155	2,204
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,300	2,441
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	500	530
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	3,955	3,989
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2034	1,325	1,303
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,000	2,184
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	17,470	19,710
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	3,500	3,530
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	600	600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	5,585	5,743
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	850	894
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2036	540	542
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	7,605	7,997
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	5,810	5,918
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	7,750	8,825
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2037	7,380	7,733
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	2,000	2,018
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,000	4,046
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,500	2,523
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	1,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	4,650	4,702
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	6,285	6,312
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	2,375	2,392
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	3,850	4,176
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	5,640	5,660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,675	1,676
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,388
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	5,000	5,536
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/2040	5,200	4,638
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	2,465	2,438
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	12,925	13,819
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	5,545	5,328
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	5	5
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	14,110	14,298
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	800	792
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	7,065	6,958
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,000	986
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,750	1,703
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	14,810	15,792
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	5,000	4,860
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2042	4,220	4,311
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2043	7,640	7,270
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	11/1/2046	1,855	1,871
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2047	11,100	11,283
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	14,385	14,465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	3,515	3,616
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,515	2,712
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2032	13,970	15,267
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	5,405	6,008
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	22,135	24,926
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,100	5,155
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	5,500	5,560
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/2026	2,500	2,527
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	5,000	5,119
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,430	6,583
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/2027	6,500	6,655
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	2/15/2027	1,275	1,296
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2034	625	665
[5]	Illinois Finance Authority Industrial Revenue	5.250%	10/1/2039	1,500	1,608
[5]	Illinois Finance Authority Industrial Revenue	5.000%	10/1/2044	3,520	3,523
	Illinois Finance Authority Water Revenue	5.000%	1/1/2028	1,420	1,493
	Illinois Finance Authority Water Revenue	5.000%	1/1/2029	585	629
	Illinois Finance Authority Water Revenue	5.000%	1/1/2030	250	275

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Water Revenue	5.000%	1/1/2031	1,485	1,667
Illinois Finance Authority Water Revenue	5.000%	1/1/2032	910	1,039
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,725	3,155
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	5,035	5,830
Illinois Finance Authority Water Revenue	5.000%	1/1/2033	2,000	2,316
Illinois Finance Authority Water Revenue	5.000%	1/1/2034	8,265	9,694
Illinois Finance Authority Water Revenue	5.000%	7/1/2034	1,060	1,142
Illinois Finance Authority Water Revenue	5.000%	1/1/2035	2,250	2,665
Illinois Finance Authority Water Revenue	5.000%	1/1/2035	6,310	7,475
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	2,405	2,842
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	5,290	6,251
Illinois Finance Authority Water Revenue	5.000%	1/1/2036	1,000	1,182
Illinois Finance Authority Water Revenue	4.000%	7/1/2038	1,335	1,358
Illinois Finance Authority Water Revenue	4.000%	7/1/2039	15,500	15,704
Illinois Finance Authority Water Revenue	4.000%	7/1/2040	6,020	6,089
Illinois Finance Authority Water Revenue	4.000%	7/1/2041	8,640	8,712
Illinois Finance Authority Water Revenue	5.000%	7/1/2041	7,500	8,441
Illinois Finance Authority Water Revenue	5.000%	7/1/2042	3,985	4,425
Illinois Finance Authority Water Revenue	5.000%	7/1/2043	2,010	2,203
Illinois Finance Authority Water Revenue	5.000%	7/1/2044	1,500	1,626
Illinois GO	5.000%	1/1/2027	7,500	7,525
Illinois GO	5.000%	7/1/2027	19,050	19,697
Illinois GO	5.000%	9/1/2027	3,775	3,918
Illinois GO	5.000%	10/1/2027	2,690	2,797
Illinois GO	5.000%	11/1/2027	1,725	1,755
Illinois GO	5.000%	11/1/2027	5,330	5,552
Illinois GO	5.000%	12/1/2027	10,560	11,019
Illinois GO	5.000%	2/1/2028	11,305	11,570
Illinois GO	5.000%	10/1/2028	4,000	4,248
Illinois GO	5.000%	11/1/2028	42,580	44,289
Illinois GO	5.000%	11/1/2028	1,195	1,271
Illinois GO	5.000%	1/1/2029	4,055	4,065
Illinois GO	5.000%	2/1/2029	3,400	3,635
Illinois GO	5.000%	5/1/2029	10,000	10,744
Illinois GO	5.000%	5/1/2029	5,000	5,372
Illinois GO	5.000%	5/1/2029	2,475	2,659
Illinois GO	5.000%	10/1/2029	4,000	4,245
Illinois GO	5.000%	11/1/2029	18,795	19,535
Illinois GO	5.000%	1/1/2030	8,000	8,016
Illinois GO	5.000%	2/1/2030	18,025	19,650
Illinois GO	5.000%	5/1/2030	18,380	20,121
Illinois GO	5.000%	5/1/2030	2,420	2,649
Illinois GO	5.000%	10/1/2030	3,000	3,180
Illinois GO	5.000%	2/1/2031	4,185	4,636
Illinois GO	5.000%	5/1/2031	34,015	37,815
Illinois GO	5.000%	5/1/2031	15,000	16,676
Illinois GO	5.000%	5/1/2031	2,500	2,779
Illinois GO	3.500%	6/1/2031	1,480	1,482
Illinois GO	5.000%	10/1/2031	2,000	2,197
Illinois GO	5.000%	10/1/2031	4,000	4,472
Illinois GO	5.000%	2/1/2032	6,750	7,578
Illinois GO	5.000%	5/1/2032	24,500	27,578
Illinois GO	5.000%	5/1/2032	10,000	11,256
Illinois GO	4.000%	6/1/2033	5,880	5,892
Illinois GO	5.000%	7/1/2033	7,890	8,842
Illinois GO	4.000%	10/1/2033	7,000	7,211
Illinois GO	5.000%	10/1/2033	10,000	11,398
Illinois GO	5.000%	3/1/2034	2,075	2,270
Illinois GO	5.000%	5/1/2034	3,010	3,139
Illinois GO	5.000%	5/1/2034	11,970	13,315
Illinois GO	5.000%	7/1/2034	11,900	13,256
Illinois GO	4.000%	10/1/2034	8,745	8,946
Illinois GO	5.000%	5/1/2035	3,500	3,640
Illinois GO	5.000%	5/1/2035	5,505	6,083
Illinois GO	5.000%	7/1/2035	15,395	17,030
Illinois GO	4.000%	12/1/2035	9,000	9,157
Illinois GO	5.000%	12/1/2035	3,000	3,092
Illinois GO	5.000%	5/1/2036	4,000	4,388
Illinois GO	5.000%	7/1/2036	6,325	6,944
Illinois GO	4.125%	10/1/2036	9,500	9,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	7/1/2037	9,830	9,894
	Illinois GO	4.000%	10/1/2037	2,750	2,759
	Illinois GO	4.000%	10/1/2037	6,175	6,208
	Illinois GO	4.000%	3/1/2038	7,275	7,286
	Illinois GO	5.000%	9/1/2038	5,000	5,513
	Illinois GO	4.000%	10/1/2038	3,250	3,232
	Illinois GO	5.250%	5/1/2039	4,500	4,904
	Illinois GO	5.500%	5/1/2039	5,190	5,579
	Illinois GO	4.000%	10/1/2039	2,545	2,503
	Illinois GO	4.000%	3/1/2040	4,300	4,209
	Illinois GO	5.250%	5/1/2040	4,305	4,651
	Illinois GO	4.000%	10/1/2040	1,500	1,459
	Illinois GO	4.000%	10/1/2040	1,000	973
	Illinois GO	3.000%	12/1/2040	2,500	2,112
	Illinois GO	5.000%	5/1/2041	11,000	11,829
	Illinois GO	5.250%	5/1/2041	3,000	3,212
	Illinois GO	4.000%	10/1/2041	7,195	6,941
	Illinois GO	5.250%	5/1/2042	5,000	5,328
	Illinois GO	4.000%	10/1/2042	12,895	12,304
	Illinois GO	5.250%	5/1/2043	4,105	4,341
	Illinois GO	5.250%	5/1/2043	4,500	4,828
	Illinois GO	5.000%	9/1/2043	20,000	21,068
	Illinois GO	4.000%	10/1/2043	2,235	2,101
[2]	Illinois GO	4.000%	10/1/2043	8,680	8,312
	Illinois GO	5.125%	10/1/2043	7,000	7,349
[2]	Illinois GO	4.000%	10/1/2044	9,950	9,360
	Illinois GO	5.250%	5/1/2045	13,000	13,680
[2]	Illinois GO	4.000%	10/1/2045	8,395	7,786
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.650%	10/1/2037	3,245	3,374
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	2.500%	7/1/2041	4,395	3,459
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2046	8,500	8,828
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	10/1/2049	2,720	2,751
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2050	825	829
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2052	1,570	1,573
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.250%	10/1/2052	8,050	8,461
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	10/1/2056	4,575	5,280
[3]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	585	585
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	940	945
[5]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.300%	2/2/2026	7,000	7,000
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2032	14,410	16,358
[1]	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/2033	20,250	23,276
	Illinois Sales Tax Revenue	5.000%	6/15/2027	7,875	7,937
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2027	10,245	10,331
[2]	Illinois Sales Tax Revenue	5.000%	6/15/2028	13,485	13,599
	Illinois Sales Tax Revenue	5.000%	6/15/2028	9,825	10,412
	Illinois Sales Tax Revenue	4.000%	6/15/2029	4,140	4,157
	Illinois Sales Tax Revenue	5.000%	6/15/2029	9,795	10,578
	Illinois Sales Tax Revenue	5.000%	6/15/2030	10,190	11,221
[2]	Illinois Sales Tax Revenue	4.000%	6/15/2031	3,000	3,205
	Illinois Sales Tax Revenue	3.000%	6/15/2033	1,000	968
	Illinois Sales Tax Revenue	3.000%	6/15/2033	2,275	2,202
	Illinois Sales Tax Revenue	5.000%	6/15/2033	3,160	3,627
	Illinois Sales Tax Revenue	5.000%	6/15/2035	36,560	42,539
	Illinois Sales Tax Revenue	5.000%	6/15/2036	4,000	4,151
	Illinois Sales Tax Revenue	5.000%	6/15/2036	3,660	4,216
	Illinois Sales Tax Revenue	5.000%	6/15/2037	4,000	4,140
	Illinois Sales Tax Revenue	5.000%	6/15/2037	16,365	18,414
	Illinois Sales Tax Revenue	5.000%	6/15/2037	17,800	20,309
	Illinois Sales Tax Revenue	5.000%	6/15/2038	5,000	5,158
	Illinois Sales Tax Revenue	5.000%	6/15/2039	6,000	6,669
	Illinois Sales Tax Revenue	5.000%	6/15/2040	1,035	1,129
	Illinois Sales Tax Revenue	5.000%	6/15/2040	7,700	8,495
	Illinois Sales Tax Revenue	5.000%	6/15/2042	15,000	16,069
	Illinois Sales Tax Revenue	5.000%	6/15/2042	9,000	9,727
	Illinois Sales Tax Revenue	5.000%	6/15/2043	2,135	2,260
	Illinois Sales Tax Revenue	5.000%	6/15/2044	11,365	11,910
	Illinois Sales Tax Revenue	5.000%	6/15/2044	26,000	27,416
	Illinois Sales Tax Revenue	5.000%	6/15/2045	30,000	31,266
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	3,120	3,242
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2029	2,110	2,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	2,300	2,425
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,565	1,674
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2031	1,170	1,266
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2032	1,990	2,144
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2028	1,385	1,457
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2030	18,100	19,477
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	6,100	6,113
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2031	21,830	23,452
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2031	12,360	12,386
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/2032	7,075	7,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2033	11,100	11,122
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	11,700	11,722
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2034	2,000	2,004
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	3,140	3,146
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2035	2,610	2,720
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	4,150	4,157
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	2,500	2,598
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	10,000	11,581
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	2,040	2,115
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	11,825	13,574
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	4,500	4,654
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	1,000	1,025
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2039	3,000	3,047
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2039	5,500	6,217
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	24,310	24,339
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	34,210	37,027
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	4,250	4,678
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	26,725	26,496
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	9,330	9,536
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	27,700	30,198
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	5,790	6,162
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	7,000	7,671
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	1,495	1,424
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	22,235	23,803
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	31,460	32,798
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	20,000	21,492
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	11,175	12,036
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	20,575	18,684
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	3,815	3,980
[1]	Illinois State University College & University Revenue	5.000%	4/1/2039	1,165	1,200
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2033	1,400	1,589
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2034	1,700	1,916
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2037	2,000	2,211
[2]	Joliet IL (Rock Run Crossings Project) GO	5.000%	12/15/2038	3,085	3,384
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2039	1,725	1,908
[2]	Joliet IL (Rock Run Crossings Project) GO	5.250%	12/15/2040	3,575	3,926
[2]	Joliet IL (Rock Run Crossings Project) GO	5.500%	12/15/2042	3,500	3,828
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2040	875	964
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2041	1,000	1,091
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2042	1,000	1,080
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2043	1,000	1,069
[2]	Joliet IL Waterworks & Sewerage Water Revenue	5.000%	1/1/2044	1,300	1,372
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2038	2,450	2,742
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2040	2,730	2,985
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2041	2,275	2,467
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2042	3,010	3,225
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2043	3,160	3,343
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2044	3,320	3,483
	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland GO	5.000%	2/1/2045	3,385	3,517
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2033	890	942
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/2035	2,000	2,093
	Kane County Forest Preserve District GO	5.000%	12/15/2038	3,125	3,483
	Kane County Forest Preserve District GO	5.000%	12/15/2039	2,670	2,953
	Kane County Forest Preserve District GO	5.000%	12/15/2040	735	806
	Kane County Forest Preserve District GO	5.000%	12/15/2042	2,785	2,987
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	190	197
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2028	410	426
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2030	225	235
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2032	230	237
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2034	230	236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2035	280	286
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2036	365	372
[1]	Kane County School District No. 131 Aurora East Side GO	3.000%	12/1/2037	400	381
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2038	290	294
[1]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/2039	275	278
	Kane McHenry Cook & De Kalb Counties IL Unit School District No. 300 GO	5.000%	1/1/2030	2,665	2,762
[2]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/2027	1,360	1,393
[1]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	0.000%	2/1/2028	5,090	4,786
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2038	6,270	7,009
	Lake County Community High School District No. 115 Lake Forest GO	5.000%	11/1/2039	6,595	7,331
	Lake County School District No. 112 North Shore GO	4.000%	12/1/2041	2,485	2,572
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2033	230	255
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2034	235	260
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2035	300	331
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2036	650	714
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2041	1,575	1,690
[1]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/2042	500	534
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	17,040	17,907
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/2029	2,820	2,886
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2029	40,000	35,595
[1,9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2030	115	101
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	245	211
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2031	44,255	37,467
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2031	74,580	62,053
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2032	39,225	32,043
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2033	43,400	34,135
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2033	14,570	11,244
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2035	8,000	5,796
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2035	5,000	3,537
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2036	4,415	3,049
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2036	6,500	4,380
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2037	10,340	6,799
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2037	17,910	11,489
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/2038	20,980	13,165
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2038	29,950	18,340
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2040	36,445	19,915
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2026	11,485	11,373
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	4,250	4,330
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2027	9,640	9,275
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	2,270	2,357
[9]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2029	22,390	20,236
[1,8]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.500%	6/15/2029	3,730	3,814
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2031	675	698
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2032	600	619
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2033	450	464
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2034	520	535
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2038	500	306
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2039	500	291
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	8,850	9,145
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	7,865	7,645
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	9,060	9,012
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2045	4,605	1,901
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue, 4.700% coupon rate effective 6/15/2031	0.000%	12/15/2037	3,300	2,707
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2032	1,915	1,981
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2033	2,115	2,175
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2034	2,330	2,391
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2035	2,555	2,603
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2036	2,795	2,829
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2038	3,330	3,349
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2039	2,520	2,532
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.250%	6/15/2041	465	466
	Metropolitan Pier & Exposition Authority Miscellaneous Revenue	5.250%	6/15/2044	10,470	10,132
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	1,065	559
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/2034	1,500	1,802
[1]	Mundelein IL GO	4.000%	12/15/2027	500	513
[1]	Mundelein IL GO	4.000%	12/15/2028	500	518
[1]	Mundelein IL GO	4.000%	12/15/2029	500	519
[1]	Mundelein IL GO	4.000%	12/15/2032	1,000	1,032
[1]	Mundelein IL GO	4.000%	12/15/2039	2,000	2,019
	Naperville IL GO	5.000%	12/1/2038	2,180	2,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northbrook IL GO	5.000%	12/1/2043	1,785	1,896
	Northbrook IL GO	5.000%	12/1/2044	1,875	1,971
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2028	6,180	6,298
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	4,555	4,634
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2031	3,245	3,271
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2032	2,215	2,231
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2036	3,020	3,028
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2028	750	785
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	533
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2030	600	652
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2030	325	354
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2031	1,070	1,161
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2031	450	493
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2032	700	753
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2032	975	1,015
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2033	750	803
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2033	850	881
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/2034	750	799
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2035	1,625	1,659
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2035	1,095	1,117
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2036	750	762
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2036	550	558
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2037	775	784
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2037	1,350	1,364
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2038	915	921
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	10/1/2038	2,830	2,852
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2039	750	752
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2040	800	798
[2]	Northern Illinois University Local or Guaranteed Housing Revenue	4.000%	4/1/2041	750	740
	Orland Park IL GO	5.000%	12/1/2043	1,105	1,187
[5,6]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.300%	2/2/2026	29,975	29,975
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2026	23,730	23,939
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2026	10,780	10,875
[9]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2033	1,280	1,437
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/2034	9,000	10,372
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2040	10,000	10,396
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/2045	4,000	3,717
[2]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	5.000%	12/1/2033	1,500	1,702
	Romeoville IL GO	5.000%	12/30/2026	3,480	3,563
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/2033	20,000	22,673
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	25,000	26,645
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2029	2,425	2,585
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	5,000	5,530
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2031	860	951
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2032	11,815	13,253
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2033	2,500	2,834
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2034	18,455	20,649
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,250	1,337
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	3,150	3,504
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	1,500	1,675
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	5,165	5,917
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2035	36,400	41,698
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	9,000	9,544
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	1,805	1,922
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2036	40,000	45,355
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	1,850	1,962
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	13,000	14,605
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	1,310	1,384
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	11,500	12,815
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2038	15,500	17,564
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2039	1,360	1,433
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	3,000	2,992
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2043	2,185	2,230
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2028	1,615	1,650
[1]	Sangamon County School District No. 186 Springfield GO	4.000%	2/1/2029	2,070	2,137
[1]	Sangamon County School District No. 186 Springfield GO	4.250%	6/1/2043	1,200	1,212
	Schaumburg IL GO	4.000%	12/1/2035	1,000	1,062
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2035	3,000	3,437
	Southwestern Illinois Community College District No. 522 GO	5.000%	12/1/2036	3,740	4,227
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,500	3,503

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	3,615	3,703
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	8,750	9,162
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	4/15/2034	925	958
	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	4.000%	10/15/2035	1,225	1,260
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2036	2,700	3,027
[2]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/2038	3,000	3,329
[1]	Southwestern Illinois Development Authority Miscellaneous Revenue (Local Government Program)	0.000%	2/1/2026	2,525	2,525
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2041	460	553
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2042	325	387
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2043	325	382
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2044	350	408
[2]	Tazewell County School District No. 52 Washington GO	6.500%	12/1/2047	950	1,086
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2038	3,800	4,273
	University of Illinois Auxiliary Facilities System College & University Revenue	5.000%	4/1/2039	6,000	6,701
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2040	5,195	5,857
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2041	5,000	5,588
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2042	4,000	4,418
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2043	3,750	4,092
	University of Illinois Auxiliary Facilities System College & University Revenue	5.250%	4/1/2044	2,000	2,159
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2037	3,710	3,498
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2038	3,825	3,555
[2]	University of Illinois Board of Trustees College & University Revenue	3.000%	4/1/2040	3,905	3,498
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2029	5,920	5,409
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/2030	5,680	5,024
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	2,870	2,988
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2036	530	552
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	4,760	4,930
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2037	3,250	3,366
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	4,955	5,114
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2038	3,370	3,478
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2039	5,100	5,242
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2040	5,300	5,395
[2]	Will County Community Unit School District No. 201-U Crete-Monee GO	4.000%	1/1/2041	5,515	5,577
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2032	750	792
	Will County IL (Renewable Natural GAS Project) GO	4.000%	11/15/2033	535	563
	Will County IL GO	5.000%	11/15/2035	1,850	2,187
	Will County IL GO	5.000%	11/15/2036	2,250	2,622
	Will County School District No. 122 GO	4.000%	10/1/2032	1,000	1,051
	Will County School District No. 122 GO	4.000%	10/1/2033	1,395	1,461
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2039	325	353
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2040	550	595
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2041	875	939
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2042	1,000	1,061
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2043	1,000	1,050
[2]	Will County School District No. 86 Joliet GO	5.000%	3/1/2044	750	780
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2026	3,645	3,645
	Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/2027	2,000	1,937
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2032	6,420	7,008
[2]	Winnebago & Boone Counties School District No. 205 Rockford GO	4.000%	2/1/2033	10,555	11,024
[2,3]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2041	800	874
[2,3]	Winnebago & Boone Counties School District No. 205 Rockford GO	5.000%	2/1/2042	775	839
					5,242,841
Indiana (1.2%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	600	666
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,900	2,081
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	800	884
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	3,750	4,063
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,025	1,119
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	780	840
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	6,375	6,756
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	9,110	9,194
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2034	9,640	9,728
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2036	13,470	13,590
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2039	1,000	1,105
	Center Grove Multi-Facility School Building Corp. Lease (Abatement) Revenue	5.000%	7/10/2040	1,800	1,962
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	250	278
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	250	282
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	475	541
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	600	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,000	1,148
	Clark-Pleasant Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	1,000	1,137
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	3,750	4,094
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,460	2,656
	Danville Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	8,000	8,449
[2]	Evansville Waterworks District Water Revenue	5.000%	7/1/2042	1,000	1,058
	Evansville-Vanderburgh School Building Corp. Lease (Abatement) Revenue	0.000%	7/15/2030	1,000	866
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	6,115	6,706
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,250	1,374
	Franklin Township-Marion County Multiple School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	1,500	1,611
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2026	1,000	1,010
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	750	766
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	1,320	1,364
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	750	783
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	1,250	1,308
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,130	1,183
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,000	1,047
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,000	1,046
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,250	1,305
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,025	1,068
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	1,250	1,298
	Hanover Middle School Building Corp. Lease (Abatement) Revenue	2.000%	1/15/2040	4,010	3,002
	Hendricks County Redevelopment Authority Lease (Abatement) Revenue	5.000%	7/15/2039	2,580	2,843
	Hendricks County Redevelopment Authority Lease (Abatement) Revenue	5.000%	7/15/2040	1,400	1,529
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	4.000%	7/15/2035	4,260	4,374
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2027	350	357
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2028	385	401
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2031	1,005	1,099
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2032	1,000	1,069
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2033	1,120	1,250
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,100	1,167
	Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/2034	1,180	1,328
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2036	1,115	1,136
	Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/2037	1,320	1,339
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	700	752
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	868
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2032	2,520	2,741
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2033	2,645	2,891
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2034	2,780	3,040
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.500%	10/1/2036	5,100	5,680
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2038	5,660	5,986
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	1,620	1,598
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	3,065	3,031
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	25,160	26,039
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	5,850	5,960
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	6,475	6,596
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,495	1,522
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,000	1,012
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,395	6,674
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	6,785	7,081
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	6,995	7,302
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	2,570	2,680
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	380	404
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	4,010	4,181
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	500	541
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,305	1,323
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	19,250	20,055
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	2,570	2,719
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	22,000	22,879
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	700	776
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	1,350	1,434
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	19,725	20,470
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,000	1,117
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	2,830	3,013
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,545	1,745
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	2,975	3,170
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	1,100	1,242
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	16,850	17,059
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2036	2,000	2,235
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,000	2,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	11,140	11,257
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	1,250	1,383
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,220	6,274
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	1,000	1,097
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	2,000	2,040
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2039	1,000	1,090
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2039	1,000	1,080
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2040	1,000	1,080
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2040	28,730	31,819
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	1,005	1,077
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	31,520	34,731
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	17,280	18,822
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,570	8,154
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/15/2044	4,000	4,079
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Greenwod Village South Project)	3.750%	5/15/2032	600	602
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2032	1,470	1,602
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2034	1,625	1,793
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2035	1,710	1,878
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/2036	900	981
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.125%	3/1/2045	3,205	3,249
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2028	15,000	15,789
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2030	5,000	5,477
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	8,500	9,570
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2033	28,160	31,743
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2035	29,335	33,494
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2037	12,370	13,734
[6]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	14,950	14,950
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,330	1,417
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,875	1,962
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2040	3,000	3,070
	Indiana Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	1,600	1,522
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2038	800	848
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/2043	860	878
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2030	800	890
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2032	1,000	1,147
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2036	1,000	1,152
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2037	2,570	2,941
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2038	12,050	11,021
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2038	1,000	1,137
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2039	3,000	2,735
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2039	1,000	1,129
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/2040	6,000	5,291
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2040	1,200	1,343
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2041	3,400	3,795
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2042	3,000	3,309
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/2043	4,650	5,066
	Indiana Finance Authority Water Revenue	4.000%	2/1/2038	1,065	1,104
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/2049	765	763
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2052	5,600	5,532
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	5.750%	7/1/2053	1,235	1,315
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2034	1,600	1,682
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2035	1,080	1,133
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2036	1,625	1,698
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2037	2,175	2,266
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/2038	2,415	2,506
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	3,985	4,186
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	7,280	7,340
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2033	6,330	6,605
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	16,000	16,126
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2034	4,085	4,254
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	20,110	20,263
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2035	1,315	1,367
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2036	12,500	12,591
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	2,410	2,499
	Indianapolis Board of School Commissioners GO	5.000%	7/15/2026	665	673
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2035	7,000	7,369
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2036	10,025	10,519
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/2037	4,500	4,707
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2033	1,000	1,078
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.500%	3/1/2038	2,400	2,621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.750%	3/1/2043	3,390	3,604
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2031	2,110	2,265
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2032	1,035	1,109
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2033	1,530	1,636
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2034	2,450	2,616
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2035	1,945	2,072
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2036	3,510	3,726
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	5.000%	2/1/2037	3,700	3,911
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2041	3,000	3,449
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2042	2,500	2,851
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	6.000%	2/1/2043	1,875	2,121
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2036	5,000	5,201
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	2/1/2037	1,500	1,562
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2037	5,000	5,152
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2038	18,000	18,392
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2040	2,630	2,644
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2042	1,795	1,937
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2043	2,420	2,588
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2044	2,000	2,124
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	1/1/2045	900	950
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2030	1,160	1,243
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2032	1,610	1,725
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (16 Tech Project)	5.000%	2/1/2033	1,540	1,643
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2042	1,000	1,082
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	7/15/2043	1,375	1,465
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Indianapolis Public Transportation Corp. Project)	5.000%	1/15/2045	1,840	1,924
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2028	7,645	7,831
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2028	7,795	8,024
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	100	110
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	275	306
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	300	338
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	400	455
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,300	2,627
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	425	471
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,120
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,000	1,110
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2040	1,250	1,365
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,000	1,103
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,950	2,108
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	2,050	2,247
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,700	1,848
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	2,175	2,343
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	2,000	2,141
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	1,500	1,604
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	1,610	1,719
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2044	1,500	1,593
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2045	1,050	1,103
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	5,000	5,386
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2039	600	667
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2041	1,000	1,086
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2042	1,215	1,307
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2043	1,180	1,256
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2044	2,200	2,321
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,150	1,263
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	4,075	4,400
	Northwest Allen School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2044	2,260	2,393
	Peru Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,915	2,108
	Purdue University College & University Revenue	5.000%	7/1/2034	1,590	1,604
	Purdue University College & University Revenue	5.000%	7/1/2036	1,255	1,266
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	12,775	13,020
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2030	300	314
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	200	210
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2031	200	211
	Silver Creek School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/2033	700	744
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/2038	1,400	1,306
	Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	1,465	1,581
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2030	3,030	3,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2031	3,155	3,288
	Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/2032	3,285	3,411
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	869
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	293
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	1,000	1,103
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	820	898
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	603
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,170	1,303
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	615	685
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	1,260	1,392
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2031	845	934
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	635	713
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	1,290	1,436
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2031	865	963
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,100	1,244
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2032	1,500	1,697
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2032	1,125	1,281
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2033	775	888
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,000	1,152
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2033	1,400	1,613
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2034	1,600	1,852
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,275	1,485
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2034	1,685	1,963
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	6,225	7,096
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2035	2,075	2,365
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	3,340	3,772
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2036	2,190	2,474
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2037	1,900	2,128
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2037	1,535	1,719
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	2,000	2,225
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2038	2,500	2,781
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	1,000	1,114
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	4,000	4,455
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2039	2,550	2,840
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	2,700	2,978
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2040	1,800	1,985
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,215	1,329
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	1,600	1,750
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2041	950	1,039
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	1,750	1,954
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2041	2,500	2,791
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,083
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,355	1,467
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2042	1,000	1,083
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	3,580	3,841
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2043	650	697
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	3,050	3,319
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	7/15/2043	4,200	4,571
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,000	1,084
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.250%	1/15/2044	1,250	1,355
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,350	1,421
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	2,025	2,131
[2]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2045	1,395	1,468
	Whiting IN Industrial Revenue (BP Products North America Inc. Project) PUT	4.200%	6/21/2035	16,385	17,416
					1,028,452
Iowa (0.2%)
[1]	Coralville IA GO	5.000%	5/1/2040	2,265	2,384
[1]	Coralville IA GO	5.000%	5/1/2041	1,650	1,726
[2]	Davenport Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	4.000%	6/1/2042	5,045	5,081
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2039	4,995	4,631
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2040	7,210	6,658
	Iowa Board of Regents Health, Hospital, Nursing Home Revenue	3.000%	9/1/2041	7,425	6,808
	Iowa City Community School District GO	3.000%	6/1/2031	3,840	3,749
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	525	576
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	1,780	1,682
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	830	900
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	885	956
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/2038	1,305	1,291
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	2,210	2,324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	1,065	1,142
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	2,850	2,860
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	4.500%	10/1/2035	750	767
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue (Presbyterian Homes Mill Pond Project)	5.500%	10/1/2045	1,000	1,015
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	4.000%	12/1/2032	14,250	15,657
	Iowa Finance Authority Industrial Revenue (Lowa Fertilizer Co. Project) PUT, Prere.	5.000%	12/1/2032	24,000	27,871
	Iowa Finance Authority Lease Revenue	5.000%	8/1/2046	1,420	1,488
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2047	2,880	2,938
	Iowa Finance Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	2,980	2,943
	Iowa Finance Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2052	4,660	4,737
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/2050	705	703
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Union at Bluffs Run Project)	4.650%	7/1/2043	3,000	3,100
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2028	735	773
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2029	1,165	1,246
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2030	1,220	1,323
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2031	1,800	1,944
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2032	1,925	2,069
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2033	2,025	2,167
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2034	2,135	2,276
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2036	2,475	2,612
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2037	2,600	2,733
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2038	2,735	2,866
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2039	2,875	3,000
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,705	1,844
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	800	873
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,300	2,492
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	2,330	2,503
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,285	1,310
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	425	432
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,505	2,513
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,310	3,303
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,000	3,945
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	2,300	2,253
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	4,000	3,850
	University of Iowa College & University Revenue	3.000%	7/1/2033	1,000	994
	University of Iowa Facilities Corp. College & University Revenue	5.000%	6/1/2044	1,090	1,162
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2034	650	739
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2035	625	706
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2036	1,000	1,117
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2044	1,735	1,812
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2045	1,815	1,878
[2]	Waterloo Community School District Infrastructure Sales Services & Use Tax Sales Tax Revenue	5.000%	7/1/2046	2,875	2,951
	Waukee Community School District GO	3.000%	6/1/2031	4,700	4,709
	Waukee Community School District GO	3.000%	6/1/2032	4,840	4,841
					173,223
Kansas (0.2%)
[2,3]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2042	2,270	2,470
[2,3]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2043	1,610	1,734
[2,3]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2044	1,500	1,601
[2,3]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2045	1,350	1,427
[2,3]	Arkansas Cowley County Unified School District No. 470 GO	5.000%	9/1/2046	1,400	1,466
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2027	2,500	2,563
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2029	3,025	3,099
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2030	3,025	3,093
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/2031	5,750	5,876
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,000	2,083
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,470	2,573
	Butler County Unified School District No. 385 Andover GO, Prere.	5.000%	9/1/2027	2,680	2,792
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2041	1,000	1,096
[2]	Butler County Unified School District No. 402 Augusta GO	5.250%	9/1/2044	1,000	1,070
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2036	600	659
[1]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/2042	2,250	2,378
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	601
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	501
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	501
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	500	501
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	500	500
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	650	650
[1]	Johnson & Miami Counties Unified School District No. 230 Spring Hills GO	6.000%	9/1/2042	1,650	1,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/2031	2,500	2,837
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/2035	2,250	2,351
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2029	8,000	8,766
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2036	4,750	5,586
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2037	9,925	10,240
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	7,000	7,972
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	2,500	2,798
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2041	10,500	11,829
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	2,500	2,767
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2042	11,500	12,838
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2043	4,050	4,428
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2031	11,860	13,253
	Kansas Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2028	1,360	1,448
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,735	4,822
	Leavenworth County Unified School District No. 458 GO	5.000%	9/1/2042	3,820	4,006
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2029	450	459
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2030	325	332
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/2031	350	357
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	335	337
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	360	362
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,000	977
[5]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/2034	630	664
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	2.875%	4/1/2030	5	5
	Prairie Village KS Special Obligation Revenue (Meadowbrook TIF Project)	3.125%	4/1/2036	1,000	967
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2039	1,550	1,730
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2040	1,350	1,489
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2041	4,980	5,422
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2042	2,665	2,861
[1]	Sedgwick County Unified School District No. 261 Haysville GO	5.000%	11/1/2043	5,220	5,527
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2040	1,080	1,155
[1]	Sedgwick County Unified School District No. 262 Valley Center GO	5.000%	9/1/2042	1,000	1,055
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2030	1,325	1,356
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2031	1,500	1,533
	Sedgwick County Unified School District No. 266 Maize GO	4.000%	9/1/2032	1,280	1,305
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/2034	6,125	6,042
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2036	1,500	1,688
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2037	2,000	2,236
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2038	1,755	1,945
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2040	1,750	1,916
	Shawnee County Unified School District No. 437 Auburn - Washburn GO	5.000%	9/1/2042	3,000	3,232
[3]	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2042	1,250	1,365
[3]	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2044	1,000	1,067
[3]	Shawnee County Unified School District No. 450 Shawnee Heights GO	5.000%	9/1/2045	1,000	1,056
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	3,770	4,067
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,060	1,068
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2044	3,905	4,141
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2045	3,350	3,519
					198,344
Kentucky (1.6%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	600	624
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	265	280
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	375	403
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,395	1,502
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	450	483
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2033	1,290	1,305
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	1,000	1,007
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	470	472
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	380	380
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2026	2,270	2,270
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2027	2,460	2,464
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2028	1,260	1,262
	Ashland KY Health, Hospital, Nursing Home Revenue (Kings Daughters Medical Center Project)	5.000%	2/1/2029	1,000	1,002
	Barren County Public Properties Corp. Lease (Appropriation) Revenue (Judicial Center Project)	4.000%	12/1/2044	3,155	3,008
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/2026	11,250	11,112
	Daviess County School District GO	5.000%	2/1/2036	1,195	1,332
[2]	Fayette County KY School District GO	5.000%	6/1/2038	6,705	7,573
	Hardin County School District GO	5.000%	6/1/2035	2,680	3,045
	Hardin County School District GO	5.000%	6/1/2036	2,830	3,189
	Hardin County School District GO	5.000%	6/1/2037	2,970	3,322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hardin County School District GO	5.000%	6/1/2039	2,770	3,061
	Hardin County School District GO	4.000%	6/1/2042	4,040	3,975
	Hardin County School District GO	4.000%	6/1/2043	8,485	8,197
	Hardin County School District GO	4.000%	6/1/2044	1,450	1,382
	Henderson County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	3/1/2042	2,090	2,062
	Jefferson County KY Board of Education GO	4.000%	9/1/2034	2,535	2,671
	Jefferson County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	5/1/2036	3,600	3,950
	Jessamine County School District GO	5.000%	6/1/2038	1,815	1,997
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2033	190	196
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2035	235	240
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2036	240	243
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/2038	200	200
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2035	22,730	22,809
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	30,660	34,372
[1]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2035	4,000	4,578
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2027	1,835	1,897
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2031	2,240	2,377
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2032	1,360	1,441
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2033	1,380	1,456
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2034	1,405	1,477
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2036	1,880	1,963
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2037	1,750	1,820
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2038	1,750	1,813
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/2043	4,920	5,001
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2033	2,925	3,168
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2034	3,070	3,313
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2035	3,230	3,464
[2]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/2036	3,395	3,624
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	4,000	4,144
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,670	2,890
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,045	2,115
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	2,810	3,029
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,055	2,125
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,700	1,828
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,000	1,034
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,549
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,260	1,349
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,155
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	2,720	2,800
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	1,600	1,645
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	2,515	2,581
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	4,775	4,892
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2038	2,000	2,009
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2039	2,500	2,500
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue	4.375%	9/1/2040	6,530	7,058
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,615	1,623
[5,6]	Kentucky Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	8,075	8,075
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	4,425	4,430
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2028	5,015	5,024
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2029	4,000	4,007
[9]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2030	2,525	2,529
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2027	2,820	2,907
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	3,135	3,291
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	3,015	3,170
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	3,860	4,055
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2033	2,035	2,154
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2034	1,220	1,286
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2035	2,435	2,557
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2036	5,855	6,049
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2037	2,400	2,473
	Kentucky Municipal Power Agency Electric Power & Light Revenue PUT	3.450%	3/1/2026	16,500	16,500
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2032	3,090	3,357
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2032	6,340	6,883
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2033	131,500	137,822
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/2026	23,870	24,055
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	40,255	40,883
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	148,770	158,301
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	95,810	101,496
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	92,730	93,475
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	2/1/2032	90,895	98,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	122,460	131,934
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2031	2,750	2,907
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2032	2,000	2,111
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2033	2,000	2,107
[2]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 119)	5.000%	5/1/2034	1,000	1,052
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2034	1,355	1,383
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/2036	1,130	1,145
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2032	1,270	1,466
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2033	1,350	1,577
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2036	1,690	1,933
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2037	1,400	1,590
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2038	1,125	1,270
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.000%	11/1/2039	1,250	1,403
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 128)	5.500%	11/1/2043	2,590	2,891
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2041	4,085	4,088
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	5.000%	11/1/2042	1,805	1,989
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 130)	4.000%	11/1/2043	1,975	1,907
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2030	835	932
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2031	1,565	1,778
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2032	2,440	2,813
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2033	2,005	2,340
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2034	5,830	6,881
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	5,500	6,139
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	7,000	7,709
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2043	6,500	7,066
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2044	5,500	5,938
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2033	8,000	9,283
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2034	8,000	9,396
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2035	6,000	7,109
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2038	1,465	1,689
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project#133)	5.000%	9/1/2037	1,780	2,068
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.000%	5/15/2033	1,380	1,243
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2044	2,000	1,635
	Louisville-Jefferson County Metropolitan Government Electric Power & Light Revenue	2.000%	10/1/2033	21,500	19,013
	Louisville-Jefferson County Metropolitan Government GO	4.000%	4/1/2038	5,895	6,142
	Louisville-Jefferson County Metropolitan Government GO	4.000%	12/1/2041	4,000	4,089
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	15,500	16,375
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	800	889
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,650	7,003
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	700	772
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,225	1,343
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,125	2,310
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,315	2,490
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	2,000	2,129
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	6,320	6,778
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	19,640	21,016
	Louisville-Jefferson County Metropolitan Government Industrial Revenue	0.900%	9/1/2026	3,560	3,510
	Madison County School District Finance Corp. Lease (Appropriation) Revenue	2.000%	2/1/2041	2,000	1,473
	Oldham County School District GO	5.000%	3/1/2038	2,800	3,096
	Owen County KY Water Revenue (Kentucky-American Water Co. Project) PUT	3.875%	9/1/2028	1,250	1,282
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	15,245	14,908
	Owen County KY Water Revenue PUT	2.450%	10/1/2029	14,000	13,690
[1]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2026	1,150	1,167
	University of Kentucky College & University Revenue	4.000%	10/1/2029	3,055	3,061
	University of Kentucky College & University Revenue	3.500%	4/1/2030	1,000	1,032
	University of Kentucky College & University Revenue	3.500%	4/1/2031	2,465	2,547
	University of Kentucky College & University Revenue	4.000%	10/1/2031	15,070	15,091
	University of Kentucky College & University Revenue	3.500%	4/1/2032	2,550	2,639
	University of Kentucky College & University Revenue	3.625%	4/1/2033	2,640	2,752
	University of Kentucky College & University Revenue	4.000%	4/1/2042	10,000	10,049
	University of Kentucky College & University Revenue	4.000%	4/1/2043	9,610	9,541
[1]	University of Louisville College & University Revenue	4.000%	9/1/2029	1,315	1,362
[2]	University of Louisville College & University Revenue	5.000%	9/1/2035	1,345	1,571
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2038	1,300	1,435
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2039	1,750	1,927
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2040	2,000	2,175
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,385	1,492
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	1,565	1,667
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	4,000	4,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	1,815	1,900
					1,382,828
Louisiana (1.0%)
[5,6]	Calcasieu Parish Public Trust Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	17,174	17,174
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/2028	9,750	9,256
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2028	2,085	2,190
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2029	1,825	1,962
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2030	850	932
	East Baton Rouge Sewerage Commission Water Revenue	5.000%	2/1/2031	3,500	3,911
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2032	1,500	1,709
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2034	750	869
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2035	650	757
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2036	1,500	1,720
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2037	1,500	1,706
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2038	1,040	1,175
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2039	625	702
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/2040	1,280	1,416
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2041	1,500	1,664
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2042	2,180	2,379
	Ernest N Morial New Orleans Exhibition Hall Authority Special Tax Revenue	5.250%	7/15/2045	4,425	4,631
[12]	Freddie Mac Pool	3.650%	12/1/2037	16,148	15,505
[12]	Freddie Mac Pool	3.550%	1/1/2040	6,600	6,342
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2034	575	669
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2035	485	567
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2036	535	616
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2037	675	768
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2038	1,050	1,185
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2039	1,000	1,120
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2041	1,000	1,103
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2042	1,305	1,422
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2043	1,475	1,586
[1]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/2044	1,150	1,223
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2038	7,665	7,848
[2]	Jefferson Parish Consolidated Waterworks District No. 2 Water Revenue	4.000%	2/1/2039	11,650	11,884
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2034	1,500	1,557
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/2036	2,000	2,067
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2028	1,010	1,051
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2029	800	832
[1]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/2030	1,500	1,561
	Lafayette Parish School Board Sale Tax Sales Tax Revenue	5.500%	4/1/2045	1,330	1,465
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2036	525	596
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2037	500	562
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2038	625	698
	Lafayette Parish School Board Sales Tax Revenue	5.000%	4/1/2039	765	849
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/2042	1,000	1,009
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2031	3,665	4,132
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2032	5,055	5,777
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2033	5,615	6,479
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	3.000%	5/1/2041	2,760	2,463
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	1,500	1,643
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2044	1,025	1,000
[6]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	3.200%	2/2/2026	40,000	40,000
	Louisiana GO	5.000%	2/1/2027	5,325	5,470
	Louisiana GO	5.000%	2/1/2028	5,000	5,272
	Louisiana GO	5.000%	2/1/2030	9,000	9,940
	Louisiana GO	5.000%	6/1/2032	3,925	4,503
	Louisiana GO	5.000%	2/1/2033	6,000	6,935
	Louisiana GO	5.000%	6/1/2033	2,250	2,609
	Louisiana GO	5.000%	2/1/2034	7,000	8,187
	Louisiana GO	5.000%	6/1/2034	3,555	4,171
	Louisiana GO	5.000%	6/1/2036	5,000	5,857
	Louisiana GO	5.000%	6/1/2037	7,015	8,142
	Louisiana GO	5.000%	6/1/2040	6,840	7,753
	Louisiana GO	4.000%	5/1/2041	1,100	1,109
	Louisiana GO	5.000%	6/1/2041	2,195	2,467
	Louisiana GO	5.000%	6/1/2042	5,000	5,540
	Louisiana GO	5.000%	6/1/2043	6,000	6,577
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	625	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	7,335	7,381
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Ridge Common Project)	4.500%	7/1/2042	4,804	4,871
	Louisiana Local Government Environmental Facilities & Community Development Authority Electric Power & Light Revenue (Entergy Louisiana LLC Project)	2.500%	4/1/2036	1,000	878
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2026	1,625	1,649
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2027	1,250	1,295
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2028	2,135	2,212
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2031	5,180	5,351
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2032	5,875	6,059
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2033	13,760	14,167
[5]	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	4.250%	8/15/2034	21,798	21,959
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2034	8,940	9,198
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2035	27,020	27,738
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2036	44,245	45,324
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	11,935	12,200
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	23,070	23,105
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2029	400	429
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	940	1,029
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2031	1,100	1,227
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2032	1,750	1,983
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2033	1,770	2,025
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2040	2,465	2,708
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	2/1/2041	1,500	1,632
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2026	1,700	1,704
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2028	1,875	1,879
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Plaquemines Project)	5.000%	9/1/2031	1,420	1,423
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2029	5,900	6,284
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2031	11,040	11,709
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2032	1,575	1,666
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2033	1,520	1,605
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2034	2,260	2,379
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2035	2,505	2,628
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2036	2,635	2,752
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2037	2,775	2,887
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/2038	2,915	3,025
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	10,455	10,584
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	5,020	5,146
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,215	4,321
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.000%	6/15/2035	5,000	5,227
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.250%	6/15/2035	3,815	3,983
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	5.500%	6/15/2040	2,000	2,085
[5]	Louisiana Public Facilities Authority Charter School Aid Revenue	6.000%	6/15/2045	4,000	4,099
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2030	2,500	2,705
	Louisiana Public Facilities Authority College & University Revenue	5.250%	10/1/2033	4,515	4,981
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2035	775	872
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	10/15/2038	250	275
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,785	2,883
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,470	1,555
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	14,515	15,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	7,020	7,028
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	8,390	8,399
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	2,500	2,837
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2036	5,000	5,230
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2037	6,700	6,995
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project)	5.000%	6/1/2038	4,040	4,207
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	6/1/2033	18,500	20,155
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2031	1,250	1,413
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2033	1,350	1,562
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2034	1,300	1,515
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2035	1,150	1,325
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	2,000	2,209
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	2,000	2,192
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,100	2,276
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2043	2,375	2,543
[1]	Louisiana Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	8/1/2044	2,000	2,127
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2037	2,000	2,232
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,500	1,660
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2039	3,000	3,299
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2040	2,250	2,450
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/2041	5,250	5,669
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2028	1,825	1,936
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2033	1,000	1,053
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2034	1,280	1,345
[1]	New Orleans Aviation Board Auto Parking Revenue	5.000%	10/1/2035	1,480	1,549
	New Orleans LA GO	5.000%	12/1/2038	3,430	3,693
[1]	Shreveport LA GO	5.000%	3/1/2041	1,000	1,098
[1]	Shreveport LA GO	5.000%	3/1/2044	1,250	1,325
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	1,750	1,817
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	1,150	1,217
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	575	609
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	3,175	3,343
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	920	1,002
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,880	1,972
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2031	1,520	1,675
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2032	3,935	4,121
[2]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/2034	2,175	2,215
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2039	2,500	2,805
[1]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2040	1,650	1,836
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,410	2,460
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.200%	7/1/2026	11,825	11,793
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/2026	18,185	18,149
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/2026	13,425	13,490
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	35,600	36,026
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2031	2,535	2,822
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2032	3,310	3,739
	St. John the Baptist Parish School District No. 1 GO	5.250%	3/1/2035	7,415	8,428
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2037	1,000	1,033
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2029	1,530	1,614
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2035	2,515	2,573
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2036	3,385	3,442
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2037	4,090	4,137
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2038	1,775	1,783
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2039	1,755	1,756
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	3.000%	2/1/2040	4,250	3,510
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/2041	1,485	1,440
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2031	710	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2032	1,000	1,115
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2034	1,000	1,132
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2035	1,000	1,137
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2036	625	711
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2037	1,000	1,133
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2038	1,000	1,123
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2039	1,160	1,294
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2040	800	884
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2041	1,385	1,514
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2043	1,635	1,744
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2044	1,600	1,686
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2045	1,750	1,821
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2046	3,060	3,151
					823,159
Maine (0.1%)
	Bar Harbor ME GO	5.000%	9/1/2040	850	958
	Bar Harbor ME GO	5.000%	9/1/2042	425	469
	Lower Kennebec Regional School Unit No. 1 GO	3.000%	11/1/2033	1,000	1,002
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2039	3,065	3,140
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2040	1,685	1,718
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	5.000%	10/1/2040	2,000	2,260
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/2041	3,330	3,371
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2026	365	368
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2027	350	361
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	360	371
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	465	479
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/2040	2,250	2,491
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,270	1,367
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	680	719
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,480	1,624
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	635	670
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,093
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,565	1,647
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,000	1,088
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,310	2,426
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,083
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	500	557
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,770	2,066
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,250	2,356
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,076
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,174
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,765	1,807
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	350	362
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	3,315	3,459
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,150	1,335
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,150	1,165
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	3,365	3,500
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,590	2,978
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	1,500	1,511
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	350	360
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	2,470	2,561
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	2,006
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,690	1,690
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	300	306
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2040	1,000	1,115
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	1,470	1,630
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,090	3,360
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,235	3,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	3,385	3,614
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2045	1,000	926
[1]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	3,520	3,707
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/2033	2,920	3,022
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	5.000%	11/1/2036	5,630	6,052
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2037	1,495	1,431
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2040	1,345	1,210
	Maine Municipal Bond Bank Miscellaneous Revenue	3.000%	11/1/2041	1,925	1,698
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.300%	11/15/2046	425	293
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/2048	445	447
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2055	2,200	2,459
	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.250%	11/15/2055	4,000	4,484
[3]	Maine State Housing Authority Local or Guaranteed Housing Revenue	6.000%	11/15/2056	935	1,053
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2033	1,460	1,544
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,750	1,847
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/2034	1,000	1,100
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2030	425	462
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2032	810	876
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2033	695	749
	Portland ME General Airport Port, Airport & Marina Revenue	5.000%	1/1/2034	620	667
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2035	1,000	1,026
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2037	1,055	1,070
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2038	1,170	1,183
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/2040	1,850	1,853
	Regional School Unit No. 14 GO	5.000%	11/1/2037	825	952
	Regional School Unit No. 14 GO	5.000%	11/1/2042	1,000	1,106
					113,405
Maryland (1.0%)
	Baltimore County MD GO	4.000%	3/1/2034	2,650	2,750
	Baltimore County MD GO	4.000%	3/1/2035	7,845	8,120
	Baltimore County MD GO	5.000%	7/1/2042	8,030	8,931
	Baltimore County MD GO	5.000%	2/1/2043	2,395	2,634
	Baltimore County MD GO	5.000%	3/1/2043	6,200	6,854
	Baltimore County MD GO	5.000%	7/1/2043	8,440	9,275
	Baltimore County MD GO	5.000%	7/1/2044	1,930	2,098
	Baltimore County MD GO	5.000%	2/1/2045	2,355	2,537
	Baltimore County MD GO	5.000%	3/1/2045	1,480	1,572
	Baltimore County MD GO	5.000%	7/1/2045	1,795	1,932
	Baltimore County MD GO	5.000%	7/1/2046	1,885	2,011
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.050%	6/1/2028	190	187
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.150%	6/1/2029	215	212
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.375%	6/1/2029	300	298
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.200%	6/1/2030	200	197
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.250%	6/1/2031	200	196
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.300%	6/1/2032	255	249
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.350%	6/1/2033	265	258
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.400%	6/1/2034	290	281
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.550%	6/1/2034	600	581
[5]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.450%	6/1/2035	300	288
	Baltimore MD Special Obligation Revenue (Harbor Point Project)	4.875%	6/1/2042	875	892
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2033	1,020	1,041
	Frederick County MD Tax Increment/Allocation Revenue (Oakdale-lake Linganore Project)	3.250%	7/1/2029	740	731
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2027	2,000	2,020
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2028	2,000	2,042
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2033	5,000	5,105
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	5.000%	1/1/2036	2,000	2,037
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/2027	1,000	973
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/2029	4,855	4,571
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	2/15/2026	5,320	5,325
	Howard County MD (Consolidated Public Improvement Project) GO	3.000%	8/15/2033	4,925	4,947
	Howard County MD (Consolidated Public Improvement Project) GO	4.000%	8/15/2042	6,985	7,116
	Maryland Community Development Administration Intergovernmental Agreement Revenue	3.000%	6/1/2041	3,005	2,666
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	4,805	4,879
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,000	1,060
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	2.100%	9/1/2041	9,000	6,666
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.350%	2/1/2044	7,335	7,190
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/2049	640	651
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/2052	710	739
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	5,600	6,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue	6.250%	9/1/2056	1,825	2,101
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2029	15,900	15,994
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/2030	3,000	3,098
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/2030	31,000	31,178
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/2033	5,000	4,788
	Maryland Economic Development Corp. Lease (Appropriation) Revenue (Port Convington Project)	3.250%	9/1/2030	905	880
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2033	1,880	2,068
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2036	1,100	1,193
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2037	600	646
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2038	500	534
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2039	500	529
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2045	1,030	1,074
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.625%	7/1/2043	2,500	2,660
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2028	300	313
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2029	300	318
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2030	300	322
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	565	613
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2026	2,000	2,013
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2027	1,350	1,381
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2028	2,000	2,091
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2029	1,850	1,935
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/2030	1,250	1,306
	Maryland GO	5.000%	8/1/2026	39,710	40,266
	Maryland GO	5.000%	8/1/2026	20,000	20,280
	Maryland GO	5.000%	6/1/2028	10,000	10,634
	Maryland GO	5.000%	8/1/2028	4,500	4,676
	Maryland GO	3.500%	3/15/2032	10,000	10,143
	Maryland GO	5.000%	6/1/2036	25,000	29,204
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2042	2,035	2,073
	Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.250%	6/1/2043	2,320	2,345
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2030	350	374
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	5.000%	6/1/2032	400	429
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2034	700	706
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2036	425	425
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2038	500	491
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2039	475	462
	Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/2041	1,515	1,416
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	235	239
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2028	5,685	5,818
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,420	1,497
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	565	579
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	160	168
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2029	2,250	2,303
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	1,500	1,618
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	425	435
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	285	304
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2030	2,180	2,231
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	850	869
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,470	2,699
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	1,950	2,123
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	10,395	11,873
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,000	1,021
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	6,650	6,655
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,000	1,001
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	5,000	5,004
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	2,565	2,616
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,835	1,982
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	2,500	2,687
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	1,445	1,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	6,435	6,528
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	745	743
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	2,400	2,410
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	13,830	14,027
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	5,970	5,873
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2039	3,540	3,530
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	3,180	3,146
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	870	847
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,115	3,043
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	4,725	5,171
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2033	13,735	15,389
[3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	11,030	12,572
[6]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	5,765	5,765
[4,5]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.820%	7/1/2041	69,350	69,350
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2027	460	473
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2028	1,350	1,423
	Maryland Stadium Authority Appropriations Revenue	5.000%	3/1/2029	1,510	1,629
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2032	3,000	3,423
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2033	2,000	2,307
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2034	2,250	2,624
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	2,285	2,398
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2035	1,990	2,105
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	4,350	4,488
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2037	1,010	1,048
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2038	4,830	4,950
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	3,500	3,580
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2039	4,300	4,414
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2040	3,185	3,230
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2041	4,100	4,539
	Maryland Stadium Authority Appropriations Revenue	3.000%	6/1/2042	11,455	9,878
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2042	4,755	5,200
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2043	5,360	5,800
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2044	4,000	4,282
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/2045	7,000	7,416
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2042	1,000	1,026
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2032	5,595	5,617
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2033	3,500	3,503
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2034	9,000	7,956
	Maryland State Transportation Authority Highway Revenue	2.000%	7/1/2035	8,000	6,937
	Maryland State Transportation Authority Highway Revenue	2.125%	7/1/2036	10,000	8,590
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2037	7,975	7,603
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2038	2,250	2,113
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/2038	2,280	2,330
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/2040	4,750	4,278
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	8,000	8,432
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2041	5,000	5,605
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2042	5,000	5,537
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2043	1,500	1,643
[14]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	3.850%	7/1/2034	10,000	10,437
	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue	5.000%	1/1/2043	1,410	1,534
	Montgomery County MD GO	3.000%	11/1/2036	16,000	15,751
	Montgomery County MD GO	5.000%	8/1/2037	10,100	11,343
	Montgomery County MD GO	3.000%	11/1/2038	5,000	4,749
	Prince George's County MD COP	5.000%	10/1/2043	4,500	4,626
	Prince George's County MD GO	5.000%	7/15/2026	22,685	22,972
	Prince George's County MD GO	4.000%	7/15/2030	7,500	7,775
	Prince George's County MD GO	4.000%	7/15/2031	1,000	1,049
	Prince George's County MD GO	3.000%	7/15/2033	14,000	14,062
	Prince George's County MD GO	5.000%	8/1/2041	4,400	4,949
	Prince George's County MD GO	5.000%	8/1/2044	6,945	7,544
	Prince George's County MD Health, Hospital, Nursing Home Revenue	4.750%	4/1/2027	3,510	3,522
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,030	1,039
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	3,185	3,207
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	965	973
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2026	770	776
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2028	1,100	1,123
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2029	500	510
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2030	935	954

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	535	545
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2032	750	764
Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/2035	1,000	1,014
University System of Maryland College & University Revenue	4.000%	4/1/2031	6,600	6,687
University System of Maryland College & University Revenue	3.000%	4/1/2032	5,360	5,405
University System of Maryland College & University Revenue	3.125%	4/1/2033	5,520	5,573
Washington Suburban Sanitary Commission Water Revenue	5.000%	6/15/2026	7,000	7,071
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/2033	14,265	14,520
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	10,220	10,568
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2041	1,020	1,055
Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/2043	11,050	11,202
Westminster MD College & University Revenue	5.000%	11/1/2030	1,930	1,954
Westminster MD College & University Revenue	5.000%	11/1/2031	1,865	1,887
				856,531
Massachusetts (1.5%)
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2029	805	809
Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/2039	1,000	1,001
Commonwealth of Massachusetts GO	5.000%	7/1/2028	14,520	15,492
Commonwealth of Massachusetts GO	5.000%	9/1/2028	6,935	7,431
Commonwealth of Massachusetts GO	5.000%	5/1/2030	1,080	1,204
Commonwealth of Massachusetts GO	5.000%	10/1/2030	51,030	57,406
Commonwealth of Massachusetts GO	5.000%	10/1/2031	11,400	13,074
Commonwealth of Massachusetts GO	5.250%	1/1/2034	20,000	21,562
Commonwealth of Massachusetts GO	5.000%	9/1/2036	23,520	24,848
Commonwealth of Massachusetts GO	5.000%	12/1/2036	6,500	6,608
Commonwealth of Massachusetts GO	2.000%	3/1/2037	6,020	5,042
Commonwealth of Massachusetts GO	5.000%	5/1/2037	1,300	1,478
Commonwealth of Massachusetts GO	5.000%	9/1/2037	10,030	10,566
Commonwealth of Massachusetts GO	5.000%	11/1/2037	20,000	20,664
Commonwealth of Massachusetts GO	3.000%	11/1/2038	6,000	5,708
Commonwealth of Massachusetts GO	5.000%	5/1/2039	1,200	1,348
Commonwealth of Massachusetts GO	5.000%	6/1/2039	8,650	10,039
Commonwealth of Massachusetts GO	3.000%	7/1/2039	4,010	3,785
Commonwealth of Massachusetts GO	3.000%	11/1/2039	4,500	4,223
Commonwealth of Massachusetts GO	2.000%	3/1/2040	3,055	2,372
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,250	1,395
Commonwealth of Massachusetts GO	5.000%	5/1/2040	1,000	1,057
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10,840	10,011
Commonwealth of Massachusetts GO	2.000%	3/1/2041	8,280	6,300
Commonwealth of Massachusetts GO	5.000%	3/1/2041	3,820	4,271
Commonwealth of Massachusetts GO	5.000%	5/1/2041	2,500	2,768
Commonwealth of Massachusetts GO	5.000%	5/1/2041	1,800	2,016
Commonwealth of Massachusetts GO	3.000%	11/1/2041	2,550	2,318
Commonwealth of Massachusetts GO	5.000%	11/1/2041	5,000	5,601
Commonwealth of Massachusetts GO	5.000%	1/1/2042	6,190	6,836
Commonwealth of Massachusetts GO	2.000%	3/1/2042	8,815	6,457
Commonwealth of Massachusetts GO	5.000%	5/1/2042	5,390	5,911
Commonwealth of Massachusetts GO	5.000%	5/1/2042	3,000	3,324
Commonwealth of Massachusetts GO	5.000%	6/1/2042	4,020	4,510
Commonwealth of Massachusetts GO	5.000%	6/1/2042	1,165	1,307
Commonwealth of Massachusetts GO	5.000%	11/1/2042	20,545	22,766
Commonwealth of Massachusetts GO	5.000%	12/1/2042	5,000	5,573
Commonwealth of Massachusetts GO	5.000%	12/1/2042	8,000	9,019
Commonwealth of Massachusetts GO	5.000%	4/1/2043	3,000	3,312
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,850	1,931
Commonwealth of Massachusetts GO	5.000%	5/1/2043	1,185	1,286
Commonwealth of Massachusetts GO	5.000%	5/1/2043	2,000	2,170
Commonwealth of Massachusetts GO	5.250%	9/1/2043	16,000	16,663
Commonwealth of Massachusetts GO	5.000%	11/1/2043	21,825	23,567
Commonwealth of Massachusetts GO	5.000%	11/1/2043	14,000	15,331
Commonwealth of Massachusetts GO	5.000%	3/1/2044	8,560	9,269
Commonwealth of Massachusetts GO	5.000%	4/1/2044	1,750	1,911
Commonwealth of Massachusetts GO	5.000%	5/1/2044	2,500	2,711
Commonwealth of Massachusetts GO	5.000%	8/1/2044	16,655	18,236
Commonwealth of Massachusetts GO	5.000%	11/1/2044	2,500	2,711
Commonwealth of Massachusetts GO	5.000%	12/1/2044	7,085	7,717
Commonwealth of Massachusetts GO	5.000%	12/1/2044	3,255	3,573
Commonwealth of Massachusetts GO	5.000%	4/1/2045	1,535	1,658
Commonwealth of Massachusetts GO	5.000%	5/1/2045	4,000	4,292

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	7/1/2045	19,210	20,089
Commonwealth of Massachusetts GO	5.000%	11/1/2045	15,210	15,953
Commonwealth of Massachusetts GO	5.000%	12/1/2045	3,835	4,160
Commonwealth of Massachusetts GO	5.000%	6/1/2046	10,000	10,708
Commonwealth of Massachusetts GO	5.000%	5/1/2047	1,025	1,081
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Project)	5.000%	6/1/2035	8,450	8,908
Lowell MA GO	4.000%	8/1/2037	1,695	1,767
Lowell MA GO	3.000%	9/1/2037	2,400	2,289
Lowell MA GO	3.000%	9/1/2038	2,490	2,338
Lowell MA GO	3.000%	9/1/2039	2,000	1,847
Lowell MA GO	4.000%	8/1/2041	2,000	2,045
Lynn MA GO	3.000%	9/1/2045	3,060	2,519
Marblehead MA GO	2.000%	7/15/2041	1,255	967
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2032	5,500	6,396
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	14,375	16,962
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	2,100	2,311
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	15,515	18,680
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	2,730	2,867
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	700	809
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	3,675	3,778
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,015	5,156
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	5,795	6,068
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	820	940
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	800	917
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,020	5,154
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	5,000	5,224
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	10,000	11,674
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	8,760	9,133
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	1,500	1,691
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10,000	11,573
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2040	3,250	3,332
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	6,500	7,454
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	5,000	5,698
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	5,000	5,622
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2043	5,000	5,548
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	11,915	12,943
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	5,000	5,474
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	9,000	9,661
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	7,000	7,423
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2027	1,565	1,609
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2037	325	370
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2038	300	339
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2040	550	615
Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/2042	700	769
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2026	170	171
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	180	184
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	180	187
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2028	1,325	1,367
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,275	1,297
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	190	200
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2030	195	207
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2030	1,460	1,503
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2031	200	216
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	415	445
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	1,580	1,588
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	2,000	2,059
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	250	273
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	430	463
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2033	500	548
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	870	874
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2033	515	523
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2033	3,175	3,156
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2034	1,525	1,509
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2035	410	452
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/2035	1,900	1,800
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	2,145	2,189
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2036	500	546
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	20,000	22,189
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2036	1,000	998
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2037	600	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2037	945	932
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2038	610	666
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2038	550	536
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2039	770	835
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	5,060	4,868
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	2,250	2,165
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	1,680	1,588
	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/2039	580	560
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2040	535	572
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	16,000	19,148
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2042	5,775	5,790
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/2042	450	469
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	1,000	1,014
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2043	1,075	963
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	3,290	3,212
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2045	3,500	3,030
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	5/13/2032	18,195	20,868
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	33,310	39,625
[6]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.200%	2/2/2026	3,950	3,950
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,000	1,007
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	500	501
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	1,310	1,317
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,010	5,058
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	955	985
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,300	3,487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	175	187
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.750%	12/1/2029	900	900
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	200	218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2030	670	731
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	2,505	2,792
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,365	1,440
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	10,400	11,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2031	695	769
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2032	2,635	2,977
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,650	1,769
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	310	341
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	32,680	36,813
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	17,900	20,192
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2032	705	788
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	475	526
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	2,770	3,163
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,660	1,743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,360	1,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	325	356
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,225	1,406
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2033	580	654
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	575	632
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	3,000	3,094
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,910	3,355
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	4,355	4,563
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,000	1,066
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	295	322
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,710	5,845
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	27,335	31,284
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,590	3,001
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	9,270	10,648
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	600	655
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,835	1,919
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,500	5,750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,250	1,327
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	205	223
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	4,370	4,987
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	11,885	13,695
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2035	640	728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	5,240	5,319
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	5,000	5,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,020	1,078
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	9,255	10,645
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	5,700	5,923
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	4,555	4,614

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	5,000	5,182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,120	1,132
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,200	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	260	277
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,315	1,482
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	3,360	3,388
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	270	286
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	940	1,051
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	9/1/2039	675	743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	5,000	5,330
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	4,600	5,164
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	920	1,022
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	9/1/2040	585	652
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	2/1/2041	27,175	26,815
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,295	1,296
[3]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	685	753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	1,900	1,658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,030	2,193
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	8,395	9,276
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	4,000	4,294
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	2,160	2,308
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	5,035	5,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,000	3,179
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2044	1,870	2,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	4,000	4,198
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	2,255	2,406
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/2045	2,500	2,576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	8/15/2045	2,500	2,592
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.500%	10/1/2045	1,170	1,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2046	3,900	4,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	4,205	4,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2028	345	367
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2029	645	702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/15/2030	675	750
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	6.375%	7/15/2045	6,800	6,917
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/2034	500	516
[5]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/2044	710	714
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.000%	6/1/2039	700	781
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2041	500	558
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2042	750	826
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2043	750	817
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2044	500	538
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2045	500	532
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2029	2,365	2,398
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2030	2,485	2,514
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2032	2,000	2,014
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2033	1,955	1,965
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2038	5,000	4,944
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Program)	5.000%	10/1/2028	1,255	1,273
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/2030	5,000	5,600
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,620	4,652
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	12,060	12,301
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	3,005	3,045
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	12/1/2029	7,740	7,943
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	12,665	12,764
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2045	2,000	1,604
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	4,005	4,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,470	1,475
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,500	2,509
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	3,905	4,167
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,770	5,055
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,860	3,020
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,560	2,695
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	4,075	4,944
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	2,925	3,560
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	1,250	1,428
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	2,010	2,296
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,500	1,691
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2042	1,550	1,748
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2043	1,750	1,945
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/2039	1,145	910
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2034	1,540	1,657
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/2038	1,000	1,057
	University of Massachusetts Building Authority College & University Revenue (Project Revenue Bonds)	5.000%	11/1/2047	5,000	5,285
	Wakefield MA GO	5.000%	8/15/2041	3,855	4,345
	Wakefield MA GO	5.000%	8/15/2042	4,080	4,538
	Wakefield MA GO	5.000%	8/15/2043	1,835	2,019
[1]	Worcester MA GO	4.000%	2/15/2041	2,460	2,501
					1,316,541
Michigan (2.1%)
[15]	Allegan Public School District GO	5.000%	5/1/2039	1,075	1,195
[15]	Allegan Public School District GO	5.000%	5/1/2041	2,330	2,545
[15]	Allegan Public School District GO	5.000%	5/1/2042	2,435	2,633
[15]	Allegan Public School District GO	5.000%	5/1/2043	1,270	1,358
[15]	Alpena MI Public Schools GO	4.375%	5/1/2047	1,000	995
	Ann Arbor School District GO	5.000%	5/1/2041	12,305	13,719
	Ann Arbor School District GO	5.000%	5/1/2042	12,905	14,215
[15]	Battle Creek MI School District GO	5.000%	5/1/2032	2,920	2,936
[15]	Battle Creek MI School District GO	5.000%	5/1/2033	1,500	1,507
[15]	Battle Creek MI School District GO	5.000%	5/1/2034	3,065	3,079
[15]	Berkley School District GO	5.000%	5/1/2040	450	507
[15]	Berkley School District GO	5.000%	5/1/2041	775	860
[15]	Berkley School District GO	5.000%	5/1/2042	1,050	1,154
[15]	Berkley School District GO	5.000%	5/1/2043	1,470	1,596
[15]	Berkley School District GO	5.000%	5/1/2044	3,020	3,255
	Bloomfield Hills School District GO	5.000%	5/1/2040	1,100	1,213
	Bloomfield Hills School District GO	5.000%	5/1/2042	550	596
	Bloomfield Hills School District GO	5.000%	5/1/2043	500	536
[15]	Chippewa Valley Schools GO	5.000%	5/1/2033	1,725	1,854
[15]	Chippewa Valley Schools GO	5.000%	5/1/2034	2,850	3,057
[15]	Chippewa Valley Schools GO	5.000%	5/1/2035	2,850	3,049
[15]	Chippewa Valley Schools GO	5.000%	5/1/2036	3,325	3,542
[15]	Chippewa Valley Schools GO	5.000%	5/1/2037	3,475	3,689
[15]	Clarkston Community Schools GO	5.000%	5/1/2038	500	569
[15]	Clarkston Community Schools GO	5.000%	5/1/2039	325	367
[15]	Clarkston Community Schools GO	5.000%	5/1/2040	500	559
[15]	Clarkston Community Schools GO	5.000%	5/1/2041	750	833
[15]	Clarkston Community Schools GO	5.000%	5/1/2042	1,525	1,674
[15]	Clarkston Community Schools GO	5.000%	5/1/2043	1,150	1,246
[15]	Clarkston Community Schools GO	5.000%	5/1/2044	1,450	1,554
[15]	Clarkston Community Schools GO	5.000%	5/1/2045	1,600	1,696
[1,15]	Detroit City School District GO	5.250%	5/1/2027	1,210	1,252
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2032	3,250	3,683
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2034	3,000	3,466
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2041	3,250	3,536
	Detroit Downtown Development Authority Tax Increment/Allocation Revenue (Catalyst Development Project)	5.000%	7/1/2042	2,000	2,151
	Detroit MI GO	5.000%	4/1/2032	800	878
	Detroit MI GO	5.000%	4/1/2033	1,525	1,666
	Detroit MI GO	5.000%	4/1/2034	400	436
	Detroit MI GO	5.000%	4/1/2036	1,800	1,942
	Detroit MI GO	5.000%	4/1/2036	2,750	2,844
	Detroit MI GO	5.500%	4/1/2036	435	472
	Detroit MI GO	5.000%	4/1/2037	1,000	1,073
	Detroit MI GO	5.000%	4/1/2039	1,900	2,020
	Detroit MI GO	5.500%	4/1/2040	680	725
	Detroit MI GO	6.000%	5/1/2043	475	529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2032	2,000	2,264
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2033	2,000	2,288
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2034	1,750	1,997
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2035	2,000	2,255
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2036	1,000	1,118
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2037	1,800	1,998
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2038	2,000	2,207
	Detroit Regional Convention Facility Authority Appropriations Revenue	5.000%	10/1/2039	1,500	1,648
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2026	1,130	1,134
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2028	1,000	1,052
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2030	1,895	2,001
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2032	2,315	2,439
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2035	1,310	1,375
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/2037	1,610	1,682
[15]	East Lansing School District GO	5.000%	5/1/2028	695	717
[15]	East Lansing School District GO	5.000%	5/1/2029	500	516
[15]	East Lansing School District GO	5.000%	5/1/2030	615	634
[15]	East Lansing School District GO	5.000%	5/1/2031	1,955	2,016
[15]	East Lansing School District GO	5.000%	5/1/2033	755	776
[15]	East Lansing School District GO	5.000%	5/1/2034	1,540	1,580
[15]	East Lansing School District GO	5.000%	5/1/2036	1,125	1,151
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2030	1,250	1,280
[2]	Eastern Michigan University College & University Revenue	5.000%	3/1/2031	2,900	2,969
[6]	Eastern Michigan University College & University Revenue VRDO	3.200%	2/2/2026	7,000	7,000
[1,15]	Fenton Area Public Schools GO	4.000%	5/1/2042	2,320	2,327
[1,15]	Fenton Area Public Schools GO	4.000%	5/1/2043	2,410	2,390
[1,15]	Fenton Area Public Schools GO	4.000%	5/1/2045	2,580	2,441
[12]	Freddie Mac Pool	3.350%	10/1/2038	14,545	13,956
[12]	Freddie Mac Pool	4.400%	10/1/2040	5,670	5,805
[12]	Freddie Mac Pool	4.350%	4/1/2041	1,000	998
[15]	Galesburg-Augusta Community Schools GO	3.000%	5/1/2039	1,000	917
	Grand Rapids MI GO	5.000%	4/1/2037	500	577
	Grand Rapids MI GO	5.000%	4/1/2041	590	655
	Grand Rapids MI GO	5.000%	4/1/2042	1,560	1,714
	Grand Rapids MI GO	5.000%	4/1/2042	1,000	1,106
	Grand Rapids MI GO	5.000%	4/1/2043	1,090	1,185
	Grand Rapids MI GO	5.000%	4/1/2043	1,000	1,093
	Grand Rapids MI GO	5.000%	4/1/2044	855	920
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2040	1,050	1,160
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2041	1,200	1,317
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2042	1,225	1,330
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2043	1,700	1,823
[1]	Grand Rapids Public Schools GO	5.000%	5/1/2044	1,450	1,539
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2028	23,065	24,526
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2032	1,930	2,215
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	2,585	2,727
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2034	8,000	9,380
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,720	2,862
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	825	970
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	8,525	10,012
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2035	2,235	2,625
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2036	2,350	2,466
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	1,495	1,564
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	3,240	3,615
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2037	4,465	5,089
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	2,645	2,758
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,400	1,549
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	5,660	6,401
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	3,500	3,993
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2038	1,600	1,822
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2039	4,275	4,766
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,100	1,219
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2040	1,000	1,112
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2040	8,565	9,465
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2041	1,145	1,259
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2041	7,000	7,688
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2042	1,200	1,307
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/2043	1,025	1,107
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/2047	4,330	4,554
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2030	17,025	17,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Great Lakes Water Authority Sewage Disposal System Water Revenue	4.000%	7/1/2033	4,750	4,774
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/2036	52,215	52,631
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2026	920	930
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2027	5,035	5,216
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2029	14,000	15,223
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2032	835	922
[1]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/2033	13,380	13,448
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	750	823
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2034	1,375	1,509
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	930	1,016
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	1,440	1,571
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	3,145	3,560
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2035	6,320	7,136
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	1,515	1,643
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	750	812
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,595	1,724
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,500	1,709
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2037	1,370	1,572
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,078
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,670	1,799
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2038	1,000	1,129
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,000	1,072
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	1,755	1,883
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2039	3,085	3,493
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2039	2,750	3,066
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	1,840	1,961
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2040	600	665
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2040	4,390	4,851
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2041	700	770
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2041	4,415	4,849
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2042	1,015	1,106
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2042	3,295	3,590
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2043	1,325	1,432
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2045	1,850	1,911
[15]	Greenville MI Public Schools GO	3.000%	11/1/2034	2,545	2,530
	Grosse Pointe Public School System GO	5.000%	5/1/2036	1,635	1,741
	Grosse Pointe Public School System GO	5.000%	5/1/2037	1,350	1,433
	Grosse Pointe Public School System GO	5.000%	5/1/2038	1,300	1,376
	Grosse Pointe Public School System GO	5.000%	5/1/2039	1,000	1,055
[15]	Holly Area School District GO	5.000%	5/1/2044	3,240	3,416
[15]	Howell Public Schools GO	5.000%	5/1/2034	1,000	1,169
[15]	Howell Public Schools GO	5.000%	5/1/2035	1,330	1,567
[15]	Howell Public Schools GO	5.000%	5/1/2037	1,740	2,011
[15]	Howell Public Schools GO	5.000%	5/1/2040	1,400	1,572
[15]	Howell Public Schools GO	5.000%	5/1/2041	1,655	1,839
[15]	Howell Public Schools GO	5.000%	5/1/2042	3,100	3,404
[15]	Howell Public Schools GO	5.000%	5/1/2043	2,135	2,314
[15]	Howell Public Schools GO	5.000%	5/1/2044	1,495	1,603
[15]	Hudsonville Public Schools GO	5.000%	5/1/2033	1,360	1,402
[15]	Hudsonville Public Schools GO	4.000%	5/1/2034	1,050	1,096
[15]	Hudsonville Public Schools GO	5.000%	5/1/2034	1,120	1,153
[15]	Hudsonville Public Schools GO	4.000%	5/1/2035	560	584
[15]	Hudsonville Public Schools GO	5.000%	5/1/2035	1,000	1,028
[15]	Hudsonville Public Schools GO	5.000%	5/1/2036	1,000	1,027
[15]	Hudsonville Public Schools GO	4.000%	5/1/2037	1,460	1,504
[15]	Hudsonville Public Schools GO	5.000%	5/1/2037	1,015	1,039
[15]	Hudsonville Public Schools GO	4.000%	5/1/2039	1,065	1,086
[15]	Hudsonville Public Schools GO	4.000%	5/1/2040	1,300	1,324
	Huntington Woods MI GO	3.000%	10/1/2040	1,440	1,280
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2033	3,800	3,810
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2036	4,150	4,057
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2037	4,275	4,078
	Ingham County Building Authority Lease Revenue	3.000%	5/1/2038	4,400	4,109
[2,3]	Kalamazoo Charter Township Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/2043	2,710	2,935
[5]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	765	766
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	1,910	1,921
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	4,640	4,671
[1]	Kalamazoo Public Schools GO	5.000%	5/1/2042	1,125	1,196
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2027	1,120	1,162
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2031	1,020	1,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2032	1,030	1,071
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2033	2,140	2,224
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/2037	1,145	1,178
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2032	1,000	1,146
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2033	1,000	1,159
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2034	1,100	1,287
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2036	1,110	1,283
[2]	Karegnondi Water Authority Water Revenue	5.000%	11/1/2037	2,000	2,292
[15]	Lake Orion Community School District GO	4.000%	5/1/2033	600	644
[15]	Lake Orion Community School District GO	5.000%	5/1/2033	3,800	4,085
[15]	Lake Orion Community School District GO	5.000%	5/1/2034	2,400	2,574
[15]	Lake Orion Community School District GO	5.000%	5/1/2035	4,280	4,575
[15]	Lake Orion Community School District GO	5.000%	5/1/2036	3,800	4,046
[15]	Lake Orion Community School District GO	5.000%	5/1/2037	4,025	4,269
[15]	Lake Orion Community School District GO	4.000%	5/1/2040	1,100	1,119
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2034	310	362
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2035	275	323
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2036	850	991
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2037	1,250	1,443
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2038	1,700	1,948
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2039	1,300	1,477
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2040	1,700	1,905
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2041	1,900	2,111
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2042	1,555	1,707
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2043	2,875	3,116
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2044	1,000	1,072
[15]	L'Anse Creuse Public Schools GO	5.000%	5/1/2045	1,370	1,452
[3]	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2041	800	903
[3]	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2042	1,700	1,896
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	3,265	3,367
[3]	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	2,205	2,430
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2040	2,750	3,076
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2041	2,000	2,219
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2042	2,930	3,217
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2043	3,750	4,068
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2044	3,000	3,220
[1]	Lansing MI GO	4.000%	6/1/2039	3,570	3,646
[1]	Lansing MI GO	4.000%	6/1/2040	1,000	1,017
[1]	Lansing MI GO	5.000%	6/1/2042	3,925	4,209
[15]	Lansing School District GO	5.000%	5/1/2039	1,255	1,418
[15]	Lansing School District GO	5.000%	5/1/2041	1,380	1,533
[15]	Lansing School District GO	5.000%	5/1/2043	1,150	1,246
[15]	Lansing School District GO	5.000%	5/1/2044	850	911
[1,15]	Lincoln Consolidated School District GO	5.000%	5/1/2026	1,265	1,273
[1]	Livonia Public Schools GO	5.000%	5/1/2039	1,380	1,523
[1]	Livonia Public Schools GO	5.000%	5/1/2042	4,395	4,717
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2027	1,610	1,660
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2029	1,645	1,699
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2030	2,540	2,622
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2031	2,030	2,095
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2034	1,835	1,887
	Macomb Interceptor Drain Drainage District Special Assessment Revenue	5.000%	5/1/2042	3,500	3,557
	Macomb MI Intermediate School District GO	5.000%	5/1/2040	1,500	1,642
	Macomb MI Intermediate School District GO	5.000%	5/1/2041	2,900	3,160
	Macomb MI Intermediate School District GO	5.000%	5/1/2042	3,575	3,854
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,145	1,155
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,010	1,018
[15]	Marysville Public Schools District GO	5.000%	5/1/2029	2,290	2,304
[15]	Marysville Public Schools District GO	5.000%	5/1/2033	3,285	3,301
	Michigan (Environmental Program) GO	3.000%	5/15/2039	1,440	1,370
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2030	725	751
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2031	660	685
	Michigan Finance Authority College & University Revenue	4.000%	2/1/2032	285	284
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2032	690	759
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2033	725	792
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2034	1,140	1,241
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2036	1,010	1,088
	Michigan Finance Authority College & University Revenue	5.000%	9/1/2037	1,200	1,285
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2039	1,045	1,046
	Michigan Finance Authority College & University Revenue	4.000%	9/1/2040	1,100	1,087

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan Finance Authority College & University Revenue	4.000%	9/1/2041	1,120	1,084
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2028	1,020	1,077
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2031	1,300	1,376
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2035	1,530	1,560
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	4.000%	12/1/2037	1,655	1,674
Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/2038	1,000	1,038
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2029	415	423
Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/2030	425	433
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2031	910	887
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2032	950	920
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2033	990	947
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2034	1,000	950
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2035	400	375
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2036	565	521
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2037	640	585
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2038	660	593
Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/2039	645	573
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,000	1,002
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	4,010	4,135
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2027	870	872
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,800	2,896
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,070	2,164
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,525	1,596
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	4,165	4,394
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	1,000	1,004
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,375	2,488
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2029	4,395	4,741
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,015	1,019
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	4,880	5,043
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,600	1,730
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	2,580	2,590
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,770	3,891
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	12,000	13,436
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	2,655	2,666
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2031	1,000	1,109
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,290	4,425
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	11,450	13,000
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2032	1,475	1,655
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,665	3,726
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	3,345	3,581
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2033	1,000	1,127
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2033	1,000	1,133
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	5,040	5,077
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2034	1,000	1,138
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/31/2034	1,000	1,144
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,870	7,925
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	5,145	5,347
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	2,245	2,385
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	10,000	10,212
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	8,810	9,130
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	5,570	5,892
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2036	7,315	8,122
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	3,190	3,206
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	3,310	3,329
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	6,020	6,342
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2037	1,800	2,004
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2037	8,145	8,969
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,000	12,145
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	10,255	10,763
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,715	1,756
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2038	8,305	9,088
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	12,000	12,533
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/28/2039	1,850	2,021
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	8,295	8,791
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	5,740	5,725
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2041	1,100	1,196
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	5,000	5,234
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	2/28/2043	1,375	1,459
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2044	6,990	6,504
Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	3,355	3,370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	4/1/2026	1,320	1,326
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	625	718
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2033	2,030	2,132
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	1,100	1,272
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2034	2,125	2,222
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	925	1,071
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2035	2,005	2,086
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	1,000	1,146
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,100	1,247
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,100	1,242
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	1,000	1,122
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,090	1,215
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2041	1,500	1,655
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2042	1,550	1,690
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	7/1/2044	1,350	1,434
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2026	2,310	2,356
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2027	1,320	1,380
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2030	2,200	2,346
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2031	1,020	1,085
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2032	1,225	1,299
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2033	1,095	1,157
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2034	1,440	1,516
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2035	1,525	1,599
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2036	2,045	2,137
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2037	2,515	2,620
[2]	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	5.000%	11/1/2038	2,110	2,191
[2,5]	Michigan Finance Authority Intergovernmental Agreement Revenue TOB VRDO	3.400%	2/2/2026	21,600	21,600
	Michigan Finance Authority Revenue	5.000%	3/1/2031	30,360	33,914
[5]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	30,000	30,025
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,650	2,874
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,305	3,583
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	3,250	3,499
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,000	2,045
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2035	2,350	2,392
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,570	1,590
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2037	4,215	4,246
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,630	4,641
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	5,355	5,330
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,750	3,689
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	7,540	7,609
	Michigan Finance Authority Water Revenue	5.000%	10/1/2036	5,540	5,845
	Michigan Finance Authority Water Revenue	5.000%	10/1/2037	7,005	7,374
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/2036	4,475	4,815
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2032	10,115	10,288
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/2034	3,625	3,683
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	1,000	1,136
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2038	8,035	9,308
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2038	450	508
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2041	1,000	1,100
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2042	7,750	8,573
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/2043	3,505	3,814
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2043	1,025	1,017
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,160	2,207
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,490	2,603
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,290	2,398
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,410	1,474
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,865	1,947
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	3,035	3,165
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	6,770	7,521
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	7,115	7,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,280	8,984
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2043	8,385	8,987
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2044	1,850	1,965
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2045	1,765	1,855
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2046	1,420	1,482
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	6,540	7,292
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2035	10,135	11,614
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/2028	2,655	2,752
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	7,190	7,191
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	10/1/2044	2,250	2,253
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2047	770	770
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2048	960	965
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/2050	3,340	3,347
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2052	1,190	1,178
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2053	8,135	8,538
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	12/1/2053	22,510	24,439
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	6/1/2055	2,855	3,161
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.250%	12/1/2055	23,795	26,578
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	6/1/2056	30,000	33,487
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Avon Towers Project)	4.250%	10/1/2041	17,420	17,780
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,897
	Michigan State University College & University Revenue	5.000%	2/15/2030	900	970
	Michigan State University College & University Revenue	5.000%	2/15/2031	1,450	1,562
	Michigan State University College & University Revenue	5.000%	2/15/2032	1,380	1,484
	Michigan State University College & University Revenue	5.000%	2/15/2033	1,940	2,081
	Michigan State University College & University Revenue	5.000%	2/15/2034	5,820	6,231
	Michigan State University College & University Revenue	5.000%	2/15/2035	1,300	1,388
	Michigan State University College & University Revenue	5.000%	2/15/2036	1,860	1,980
	Michigan State University College & University Revenue	4.000%	2/15/2038	1,000	1,022
	Michigan State University College & University Revenue	5.000%	2/15/2042	2,830	3,151
	Michigan State University College & University Revenue	5.000%	2/15/2043	2,500	2,747
	Michigan State University College & University Revenue	5.250%	8/15/2046	18,180	19,673
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	3,710	3,851
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	1,145	1,203
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	17,960	18,588
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	6,510	6,743
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	17,935	18,371
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	16,595	16,921
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	6,500	6,198
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2038	2,000	2,260
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	10,625	11,847
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	17,230	19,113
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	22,840	25,050
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2043	31,790	34,501
[15]	Milan Area Schools GO	5.000%	5/1/2027	1,055	1,088
[15]	Milan Area Schools GO	5.000%	5/1/2028	1,100	1,161
[15]	Milan Area Schools GO	5.000%	5/1/2029	1,155	1,246
[15]	Milan Area Schools GO	5.000%	5/1/2032	1,670	1,800
[15]	Milan Area Schools GO	5.000%	5/1/2034	1,940	2,081
	Northern Michigan University College & University Revenue	5.000%	6/1/2035	300	350
	Northern Michigan University College & University Revenue	5.000%	6/1/2036	500	578
	Northern Michigan University College & University Revenue	5.000%	6/1/2037	770	882
	Northern Michigan University College & University Revenue	5.000%	6/1/2038	770	872
	Northern Michigan University College & University Revenue	5.000%	6/1/2039	625	703
	Northern Michigan University College & University Revenue	5.000%	6/1/2040	650	724
	Northern Michigan University College & University Revenue	5.000%	6/1/2041	820	907
	Northern Michigan University College & University Revenue	5.250%	6/1/2042	1,000	1,113
	Northern Michigan University College & University Revenue	5.250%	6/1/2043	1,000	1,099
	Northern Michigan University College & University Revenue	5.250%	6/1/2044	780	847
	Northern Michigan University College & University Revenue	5.250%	6/1/2045	1,000	1,075
[15]	Northview Public Schools GO	2.000%	11/1/2032	1,780	1,606
	Northville Public Schools GO	5.000%	5/1/2040	880	972
	Northville Public Schools GO	5.000%	5/1/2041	1,250	1,371
	Northville Public Schools GO	5.000%	5/1/2042	1,630	1,770
	Northville Public Schools GO	5.000%	5/1/2043	1,000	1,075
	Oakland University College & University Revenue	5.000%	3/1/2027	785	787
	Oakland University College & University Revenue	5.000%	3/1/2028	1,250	1,252
	Oakland University College & University Revenue	5.000%	3/1/2029	1,735	1,738
	Oakland University College & University Revenue	5.000%	3/1/2031	2,350	2,354
	Oakland University College & University Revenue	5.000%	3/1/2032	3,140	3,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland University College & University Revenue	5.000%	3/1/2032	1,290	1,455
	Oakland University College & University Revenue	5.000%	3/1/2033	1,775	1,777
	Oakland University College & University Revenue	5.000%	3/1/2033	1,275	1,440
	Oakland University College & University Revenue	5.000%	3/1/2034	3,745	3,750
	Oakland University College & University Revenue	5.000%	3/1/2035	2,205	2,207
	Oakland University College & University Revenue	5.000%	3/1/2036	2,025	2,027
	Oakland University College & University Revenue	5.000%	3/1/2036	1,500	1,666
	Oakland University College & University Revenue	5.000%	3/1/2037	1,500	1,659
	Oakland University College & University Revenue	5.000%	3/1/2038	1,575	1,732
	Oakland University College & University Revenue	5.000%	3/1/2039	1,675	1,834
	Oakland University College & University Revenue	5.000%	3/1/2040	3,200	3,473
	Oakland University College & University Revenue	5.000%	3/1/2041	3,360	3,622
	Oakland University College & University Revenue	5.000%	3/1/2042	3,530	3,772
[15]	Okemos Public Schools GO	5.000%	5/1/2041	400	444
[15]	Okemos Public Schools GO	5.000%	5/1/2042	1,150	1,262
[15]	Okemos Public Schools GO	5.000%	5/1/2043	550	596
[15]	Okemos Public Schools GO	5.000%	5/1/2044	600	645
	Plymouth-Canton Community School District GO	5.000%	5/1/2042	2,325	2,512
	Portage Public Schools GO	4.000%	11/1/2032	3,195	3,318
	Portage Public Schools GO	4.000%	11/1/2033	1,465	1,517
	Portage Public Schools GO	5.000%	11/1/2033	2,130	2,141
	Portage Public Schools GO	4.000%	11/1/2034	3,725	3,835
	Portage Public Schools GO	5.000%	11/1/2035	1,300	1,306
	Portage Public Schools GO	5.000%	11/1/2036	1,535	1,541
	Portage Public Schools GO	4.000%	11/1/2037	1,900	1,934
	Rochester Community School District GO	3.000%	5/1/2033	2,090	2,092
[15]	Rockford Public Schools GO	5.000%	5/1/2033	2,470	2,481
[15]	Rockford Public Schools GO	5.000%	5/1/2040	1,735	1,910
[15]	Rockford Public Schools GO	5.000%	5/1/2041	3,110	3,397
[15]	Rockford Public Schools GO	5.000%	5/1/2042	3,700	4,000
[15]	Rockford Public Schools GO	5.000%	5/1/2043	1,300	1,390
[15]	Romeo Community School District GO	5.000%	5/1/2032	1,290	1,297
[15]	Romeo Community School District GO	5.000%	5/1/2033	1,350	1,357
[15]	Romeo Community School District GO	5.000%	5/1/2034	1,425	1,432
[15]	Romeo Community School District GO	5.000%	5/1/2035	1,000	1,004
[15]	Saginaw City School District GO	4.000%	5/1/2030	1,105	1,167
[15]	Saginaw City School District GO	4.000%	5/1/2036	700	728
[15]	Saginaw City School District GO	4.000%	5/1/2040	3,260	3,304
[15]	Saginaw City School District GO	4.000%	5/1/2041	1,130	1,137
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,250	1,308
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,020	1,085
	South Lyon Community Schools GO	5.000%	5/1/2033	600	689
	South Lyon Community Schools GO	5.000%	5/1/2034	1,000	1,157
	South Lyon Community Schools GO	5.000%	5/1/2035	600	701
	Southfield MI GO	3.000%	5/1/2033	2,630	2,633
	University of Michigan College & University Revenue	5.000%	4/1/2031	1,090	1,181
	University of Michigan College & University Revenue	5.000%	4/1/2034	3,520	3,617
	University of Michigan College & University Revenue	5.000%	4/1/2035	3,360	3,449
	University of Michigan College & University Revenue	5.000%	4/1/2036	1,260	1,346
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	4,030	4,154
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/2027	5,090	5,247
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/2045	2,300	2,384
[3,15]	Warren Consolidated Schools GO	5.000%	5/1/2029	1,200	1,297
[15]	Warren Consolidated Schools GO	5.000%	5/1/2030	2,265	2,280
[3,15]	Warren Consolidated Schools GO	5.000%	5/1/2031	1,150	1,294
[15]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,485	2,501
[15]	Warren Consolidated Schools GO	5.000%	5/1/2032	2,300	2,476
[15]	Warren Consolidated Schools GO	5.000%	5/1/2033	1,400	1,502
[15]	Warren Consolidated Schools GO	5.000%	5/1/2035	2,600	2,772
[15]	Warren Consolidated Schools GO	5.000%	5/1/2037	1,430	1,512
[15]	Warren Consolidated Schools GO	5.000%	5/1/2039	1,405	1,476
	Warren MI GO	5.000%	11/1/2041	1,300	1,428
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2027	840	879
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2028	670	701
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2029	660	689
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	830	863
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2030	785	819
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2031	760	789
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2034	780	809
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	645	667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2035	6,085	6,412
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	645	666
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	5,000	5,251
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2036	1,515	1,774
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	900	923
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	610	628
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	8,000	8,377
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2037	1,025	1,190
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	6,030	6,299
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2038	1,160	1,336
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	4,000	4,555
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2039	1,855	2,017
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	1,640	1,843
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2041	2,000	2,247
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2042	1,890	2,091
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/2043	3,000	3,271
	West Ottawa Public Schools GO	5.000%	5/1/2044	1,700	1,820
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2033	590	655
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	250	277
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2034	600	664
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2035	600	660
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	400	435
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2037	600	652
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2038	250	271
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	405	437
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2039	200	216
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	500	536
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2040	225	241
[1]	Western Michigan University College & University Revenue	5.000%	11/15/2041	400	426
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/2030	3,850	3,875
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/2031	3,905	3,930
[2]	Zeeland Public Schools GO	5.000%	5/1/2043	1,730	1,836
					1,815,019
Minnesota (0.9%)
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2040	1,575	1,619
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2041	1,640	1,674
	Clinton-Graceville-Beardsley Independent School District No. 2888 GO	4.000%	2/1/2042	1,705	1,727
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2029	250	270
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	500	560
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2033	1,200	1,248
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,390	3,227
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,500	1,546
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,790	1,576
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	6/15/2042	1,320	1,423
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	672
	Duluth Independent School District No. 709 GO	0.000%	2/1/2032	775	649
	Duluth Independent School District No. 709 GO	0.000%	2/1/2033	955	768
	Duluth Independent School District No. 709 GO	0.000%	2/1/2034	1,000	771
[12]	Freddie Mac Pool	3.850%	1/1/2040	6,700	6,413
[12]	Freddie Mac Pool	3.900%	7/1/2040	5,701	5,595
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2036	300	332
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2037	375	412
	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/2039	650	708
	Goodridge Independent School District No. 561 GO	4.000%	2/1/2039	1,265	1,308
	Goodridge Independent School District No. 561 GO	4.000%	2/1/2041	1,370	1,396
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	1,004
	Hennepin County MN GO	5.000%	12/15/2033	7,000	7,484
	Hennepin County MN GO	5.000%	12/1/2034	5,180	5,277
	Hennepin County MN GO	5.000%	12/15/2037	11,300	11,935
	Hennepin County MN GO	5.000%	12/15/2038	6,000	6,322
	Hennepin County MN GO	5.000%	12/15/2038	4,250	4,553
	Hennepin County MN GO	5.000%	12/1/2041	7,005	7,846
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2026	1,350	1,355
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	1,400	1,424
	Metropolitan Council GO	4.000%	3/1/2041	3,080	3,198
	Metropolitan Council GO	4.000%	3/1/2042	1,970	2,026
	Minneapolis MN GO	3.000%	12/1/2032	30	30
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	3,730	3,776
	Minneapolis MN Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	2,000	1,976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	19,440	20,695
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	25,030	27,509
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,750	1,928
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2029	590	604
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	5,340	5,463
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2030	690	706
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2031	555	567
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	3,970	4,056
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2032	635	649
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2033	650	664
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2034	910	928
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2035	875	892
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2036	940	957
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2037	940	956
Minnesota (State Office Building Project) COP	5.000%	11/1/2039	8,500	9,606
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	2,000	2,256
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,570	2,835
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	3,600	3,915
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2041	4,000	4,309
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	4,085	4,354
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	5,590	5,891
Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2044	6,005	6,272
Minnesota GO	5.000%	8/1/2026	13,000	13,181
Minnesota GO	5.000%	8/1/2027	12,790	13,323
Minnesota GO	5.000%	8/1/2028	13,105	13,994
Minnesota GO	5.000%	8/1/2028	19,210	20,513
Minnesota GO	5.000%	8/1/2029	21,800	23,827
Minnesota GO	5.000%	8/1/2029	4,405	4,814
Minnesota GO	5.000%	8/1/2035	9,535	9,645
Minnesota GO	5.000%	10/1/2037	5,000	5,167
Minnesota GO	5.000%	8/1/2038	12,700	14,602
Minnesota GO	5.000%	8/1/2040	10,610	11,724
Minnesota GO	5.000%	8/1/2042	5,270	5,754
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2026	1,030	1,040
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2027	1,080	1,091
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2028	1,135	1,147
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	1,195	1,207
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2029	420	456
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2030	1,250	1,262
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2031	1,310	1,322
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2032	1,380	1,392
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	1,445	1,456
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2033	650	696
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	1,520	1,531
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2034	300	320
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2035	650	691
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2040	2,005	2,168
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2041	2,210	2,370
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2042	1,725	1,831
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2043	2,650	2,790
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/2044	2,690	2,807
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	1,625	1,662
Minnesota Higher Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	2,165	2,311
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	3,230	3,388
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2033	1,235	1,303
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2035	3,500	3,633
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2036	2,215	2,285
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	3,705	3,800
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/2037	2,305	2,364
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/2031	195	188
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2031	150	146
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2032	185	180
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	7/1/2032	255	245
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	1/1/2033	185	176
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2033	190	183
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	1/1/2034	410	379
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2034	260	247
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	7/1/2034	335	309
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	7/1/2034	775	730
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2043	4,745	3,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2044	525	422
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/2047	12,596	11,061
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/2048	1,495	1,506
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2050	2,176	2,181
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2052	9,665	9,563
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/2052	7,640	7,653
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	7/1/2053	7,480	7,962
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2053	3,750	4,059
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2055	2,560	2,888
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	1/1/2055	10,820	12,281
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	7/1/2055	9,585	10,921
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2056	5,975	6,692
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2056	11,565	12,919
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	37,060	37,731
[4]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.439%	12/1/2052	17,000	17,046
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	14,595	15,022
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/2027	11,620	11,960
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2037	810	555
	Minnetonka Independent School District No. 276 GO	0.000%	2/1/2039	1,250	779
	Moorhead Independent School District No. 152 GO	2.625%	2/1/2039	10,025	8,688
	Moorhead Independent School District No. 152 GO	3.000%	2/1/2042	2,990	2,589
	Moorhead MN Public Utility Electric Power & Light Revenue	4.000%	11/1/2042	1,350	1,365
	Osseo Independent School District No. 279 GO	5.000%	2/1/2027	1,350	1,387
	Osseo Independent School District No. 279 GO	4.000%	2/1/2038	27,755	28,581
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2037	19,000	19,669
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2039	20,750	21,289
	Rosemount-Apple Valley-Eagan Independent School District No. 196 GO	4.000%	2/1/2040	11,250	11,543
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2030	9,640	9,651
	South Washington County MN Independent School District No. 833 GO	4.000%	2/1/2041	6,185	6,331
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	765	871
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	2,265	2,526
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,216
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	5,000	5,471
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	6,045	6,467
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	97
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	100	95
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2031	120	104
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2032	250	209
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2033	235	189
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2034	310	239
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2035	840	616
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2036	650	452
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2037	1,000	656
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2038	2,845	1,764
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	805	832
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	780	806
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,070	3,354
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,095	4,535
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,970	2,030
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	3,875	4,336
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	3,650	4,123
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,105	1,134
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	1,245	1,252
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,500	1,506
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,503
	Stillwater Independent School District No. 834 GO	5.000%	2/1/2026	7,565	7,565
	University of Minnesota College & University Revenue	5.000%	9/1/2039	1,120	1,150
	Virginia Independent School District No. 706 GO	3.000%	2/1/2032	7,345	7,360
	Virginia Independent School District No. 706 GO	3.000%	2/1/2034	3,900	3,893
	Virginia Independent School District No. 706 GO	3.000%	2/1/2035	3,950	3,905
	Western Minnesota Municipal Power Agency Electric Power & Light Revenue (Red Rock Hydroelectric Project)	5.000%	1/1/2027	1,660	1,700
	Westonka Independent School District No. 277 GO	4.000%	2/1/2043	910	917
	White Bear Lake Independent School District No. 624 GO	3.000%	2/1/2033	7,465	7,490
					753,335
Mississippi (0.3%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,665	3,681
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	11,095	11,097
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	5,480	5,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	3,785	3,831
	Medical Center Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	4,880	4,935
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	20,260	20,260
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	17,800	17,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.250%	2/2/2026	9,540	9,540
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2028	2,315	2,430
	Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/2031	2,890	3,233
[5]	Mississippi Development Bank Special Obligation Revenue	4.000%	10/1/2041	1,000	845
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2029	5,545	5,962
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2030	4,090	4,496
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2031	2,590	2,898
	Mississippi Development Bank Special Obligation Revenue (Desoto County Mississippi Highway Refunding Project)	5.000%	1/1/2032	11,500	13,048
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2029	3,000	3,225
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2030	3,000	3,298
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2031	5,000	5,594
	Mississippi Development Bank Special Obligation Revenue (Harrison County, Mississippi Highway Refunding Project)	5.000%	1/1/2032	10,000	11,346
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2026	6,045	6,068
	Mississippi Development Bank Special Obligation Revenue (Jackson Public School District Project)	5.000%	4/1/2027	4,745	4,762
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2028	1,530	1,580
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2029	1,395	1,441
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,000	1,074
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2031	1,165	1,202
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2032	2,070	2,095
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2032	1,500	1,606
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	4.000%	6/1/2033	1,500	1,516
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2033	1,710	1,826
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2034	870	927
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2035	1,380	1,465
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2036	1,000	1,057
	Mississippi Development Bank Special Obligation Revenue (Rankin County School District Project)	5.000%	6/1/2037	665	701
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	2,085	2,172
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2028	1,540	1,635
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2030	5,515	5,851
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2031	5,420	5,742
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2033	1,000	1,053
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2034	4,165	4,376
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2035	3,000	3,143
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2036	10,500	10,963
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2037	11,130	11,587
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/2038	11,690	11,732
	Mississippi GO	4.000%	12/1/2032	10	10
	Mississippi GO, Prere.	5.000%	11/1/2026	1,250	1,276
	Mississippi GO, Prere.	5.000%	11/1/2026	2,750	2,807
	Mississippi GO, Prere.	5.000%	11/1/2026	3,635	3,711
	Mississippi GO, Prere.	5.000%	11/1/2026	4,000	4,083
	Mississippi Home Corp. Local or Guaranteed Housing Revenue	4.050%	12/1/2039	9,335	9,414
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,000	1,054
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	800	854
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	800	851
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	745	789
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	745	786
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,051
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2027	1,200	1,221
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2028	3,495	3,625
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,360	1,436
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2029	1,150	1,214
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2031	2,215	2,383

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2032	1,750	1,878
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2033	1,750	1,874
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest County General Hospital Project)	5.000%	1/1/2034	2,410	2,573
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2033	875	887
Mississippi State University Educational Building Corp. College & University Revenue	4.000%	8/1/2035	2,010	2,031
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2032	260	298
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2034	300	350
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2035	375	434
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2036	500	573
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2037	750	853
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2038	750	847
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2039	800	897
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2040	1,000	1,112
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2042	1,150	1,254
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2043	1,250	1,349
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	5.000%	10/1/2044	750	800
Mississippi Tobacco & Liquor Taxes Revenue (ABC Warehouse Construction Project)	4.000%	10/1/2045	1,200	1,133
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2033	1,500	1,519
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2035	2,565	2,601
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2036	1,540	1,556
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2037	1,740	1,757
University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	4.000%	3/1/2038	3,220	3,249
Warren County MS Industrial Revenue	4.000%	9/1/2032	6,700	6,987
Warren County MS Industrial Revenue	4.200%	5/1/2034	3,000	3,165
				295,188
Missouri (1.0%)
Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	750	750
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2026	2,000	2,004
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	1,000	1,026
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,400	1,435
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	1,540	1,579
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,070	1,096
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	750	767
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	5,115	5,719
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	1,540	1,702
Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,620	1,672
Center MO School District No. 58 GO	4.000%	3/1/2032	3,350	3,393
Center MO School District No. 58 GO	4.000%	3/1/2033	2,330	2,355
Center MO School District No. 58 GO	4.000%	3/1/2034	3,630	3,665
Independence MO School District GO	3.250%	3/1/2040	1,850	1,757
Independence MO School District GO	3.250%	3/1/2041	2,650	2,458
Jackson County MO Reorganized School District No. 7 GO	3.000%	3/1/2040	3,500	3,180
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2026	7,830	7,857
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	12,745	12,789
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	13,640	13,688
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2030	14,425	14,476
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2031	6,765	6,789
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	5.500%	3/1/2037	1,765	1,893
Jackson County School District No. R-IV Blue Springs (MO Direct Deposit Program) GO	6.000%	3/1/2038	1,500	1,658
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2043	3,700	4,158
Jackson County School District No. R-IV Blue Springs GO	5.500%	3/1/2044	2,280	2,542
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2035	150	149
Jefferson County MO Consolidated School District No. 6 GO	3.000%	3/1/2037	600	580
Jefferson County School District No. R-1 Northwest GO	5.250%	3/1/2041	1,500	1,622
Kansas City IDA Local or Guaranteed Housing Revenue	4.390%	9/1/2042	3,965	4,063
Kansas City MO GO	5.000%	2/1/2032	240	270
Kansas City MO GO	5.000%	2/1/2033	300	342
Kansas City MO GO	5.000%	2/1/2035	250	290
Kansas City MO GO	5.000%	2/1/2036	400	463
Kansas City MO GO	5.000%	2/1/2037	450	516
Kansas City MO GO	5.000%	2/1/2040	500	557
Kansas City MO GO	5.000%	2/1/2041	650	716
Kansas City MO GO	5.000%	2/1/2042	800	870
Kansas City MO GO	4.000%	2/1/2043	7,300	7,299
Kansas City MO GO	4.000%	2/1/2043	1,350	1,348
Kansas City MO GO	4.000%	2/1/2044	1,725	1,697
Kansas City MO GO	5.000%	2/1/2045	450	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2030	1,190	1,191
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/2031	1,740	1,742
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2031	1,510	1,586
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2033	2,020	2,113
	Kansas City MO Sanitary Sewer System Sewer Revenue	3.000%	1/1/2037	2,500	2,453
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2038	500	569
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2040	1,875	2,093
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2041	1,310	1,442
	Kansas City MO Sanitary Sewer System Sewer Revenue	5.000%	1/1/2044	1,000	1,066
	Kansas City MO School District COP	5.000%	4/1/2033	2,000	2,284
	Kansas City MO School District COP	5.000%	4/1/2034	4,195	4,820
	Kansas City MO School District COP	5.000%	4/1/2035	4,405	5,083
	Kansas City MO School District COP	5.000%	4/1/2041	5,805	6,374
	Kansas City MO School District COP	5.000%	4/1/2042	6,100	6,609
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2034	6,295	7,288
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2035	4,000	4,665
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2036	7,940	9,181
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2037	9,080	10,403
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2038	4,250	4,831
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2039	3,005	3,393
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/2040	3,900	4,337
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2037	2,000	2,191
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2038	3,355	3,656
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2039	2,150	2,336
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2040	1,250	1,351
	Kansas City MO Special Obligation Revenue (Kansas City Projects)	5.000%	4/1/2041	2,025	2,172
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2032	1,300	1,479
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2033	1,645	1,884
	Kansas City MO Special Obligation Revenue (Main StreetCar Extension Program)	5.000%	9/1/2038	1,655	1,829
	Kansas City MO Water Revenue	5.000%	12/1/2036	2,550	2,972
	Kansas City MO Water Revenue	5.000%	12/1/2039	625	701
	Kansas City MO Water Revenue	5.000%	12/1/2041	1,200	1,322
	Kansas City MO Water Revenue	5.000%	12/1/2041	3,000	3,345
	Kansas City MO Water Revenue	5.000%	12/1/2042	1,895	2,063
	Kansas City MO Water Revenue	5.000%	12/1/2043	1,000	1,078
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,855	1,893
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2026	2,095	2,107
	Liberty Public School District No. 53 GO	5.000%	3/1/2040	2,300	2,493
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2033	5,500	5,523
	Little Blue Valley Sewer District Sewer Revenue	3.000%	9/1/2035	2,205	2,202
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2035	4,690	4,811
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2036	2,415	2,469
[5]	Missouri Development Finance Board Intergovernmental Agreement Revenue (Lakeport Village Project)	6.000%	6/15/2040	6,000	6,064
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	1,055	1,062
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,820	1,893
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,995	2,148
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,105	2,259
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,355	1,457
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,425	1,526
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	1,225	1,307
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,360	2,663
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	2,575	2,896
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,500	1,599
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	6,840	6,853
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	29,000	29,046
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2035	500	529
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	4,465	5,129
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	5,305	5,356
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	450	475
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,615	2,629
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,800	1,810
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	2,000	2,279
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	6,550	6,895
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	520	526
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	2,500	2,511
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,540	1,739
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	5,325	5,328
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2038	855	861
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	2,000	1,856
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	600	597

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2039	1,980	1,897
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	3,400	2,967
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2041	850	932
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2042	5,800	5,803
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	750	810
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2042	3,000	3,326
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2043	3,805	3,731
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	840	896
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2043	4,200	4,606
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,870	1,970
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2044	5,000	5,426
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2026	1,150	1,150
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	1,000	1,001
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2029	1,150	1,152
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2030	510	511
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,350	1,352
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	1,165	1,252
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2031	400	430
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	500	501
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	795	862
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2032	1,265	1,372
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	550	551
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2033	1,290	1,407
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2034	3,560	3,906
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2036	3,945	4,287
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2042	15,855	16,459
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2028	15,000	15,809
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	6,920	7,256
Missouri Highway & Transportation Commission Appropriations Revenue (State Appropriations Mega Project)	5.000%	5/1/2026	35,000	35,237
Missouri Highway & Transportation Commission Government Fund/Grant Revenue (State Appropriations Mega Project)	5.000%	5/1/2028	35,000	37,129
Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	11/1/2047	490	401
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	11/1/2050	1,965	1,967
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.250%	5/1/2051	1,040	1,036
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	3.500%	5/1/2052	8,120	8,134
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.000%	5/1/2053	3,030	3,166
Missouri Housing Development Commission Local or Guaranteed Housing Revenue (Home Ownership Loan Program)	5.750%	5/1/2053	2,420	2,595
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2037	665	751
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2038	415	466
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2039	910	1,019
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2040	515	573
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2041	660	728
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.250%	12/1/2042	615	671
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2035	1,000	1,165
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2036	750	875
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2037	1,000	1,157
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2038	1,000	1,150
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2039	2,000	2,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Marshall Energy Center Project)	5.000%	1/1/2040	1,500	1,686
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Missouri Solar Power Project)	5.250%	5/1/2043	2,995	3,236
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2032	1,660	1,870
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2033	3,000	3,417
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2034	2,425	2,820
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,245	5,256
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2034	7,810	9,124
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2036	7,935	9,172
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2037	4,590	5,264
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/2039	1,850	2,091
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2035	10,010	10,298
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2038	9,810	9,980
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/2039	5,315	5,395
	Republic School District No. R-3 GO	4.000%	3/1/2040	1,250	1,280
	Republic School District No. R-3 GO	4.000%	3/1/2041	1,510	1,537
	Springfield MO Public Utility COP	5.000%	11/1/2043	17,475	18,757
	Springfield MO Public Utility COP	4.000%	11/1/2044	15,400	15,048
	Springfield MO Public Utility COP	4.000%	11/1/2045	16,000	15,345
	St. Charles County School District No. R-IV Wentzville (Direct Deposit Program) GO	4.000%	3/1/2031	5,585	5,677
	St. Charles School District GO	3.000%	3/1/2039	3,025	2,803
	St. Charles School District GO	3.000%	3/1/2040	2,000	1,830
	St. Charles School District GO	3.000%	3/1/2041	1,800	1,610
	St. Louis Community College District COP	4.000%	4/1/2043	1,120	1,101
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	10,725	10,922
	St. Louis County IDA Local or Guaranteed Housing Revenue	4.910%	1/1/2042	1,500	1,613
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	2,500	2,695
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2032	4,060	4,360
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	2,700	2,887
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,700	1,962
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	2,250	2,397
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,250	1,458
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	5,570	6,068
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	2,000	2,156
[1]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	2,250	2,399
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	1,155	1,138
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	4,020	3,834
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	2/2/2026	3,585	3,306
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2029	2,680	2,392
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/2030	3,590	3,098
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	1,000	986
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	3,475	3,314
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	2/2/2026	3,100	2,859
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2029	2,320	2,070
[5,13]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Projects)	0.000%	7/15/2030	3,105	2,679
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/2045	8,025	8,222
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	0.000%	7/15/2033	2,000	1,543
[1]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue (Convention Center Capital Improvement Project)	5.000%	10/1/2040	6,750	7,151
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2026	2,550	2,556
	St. Louis School District (Direct Deposit Program) GO	4.000%	4/1/2029	4,200	4,210
	St. Louis School District (Direct Deposit Program) GO, Prere.	4.000%	4/1/2026	4,835	4,848
[1]	St. Louis School District GO	5.000%	4/1/2038	2,000	2,208
[1]	St. Louis School District GO	5.000%	4/1/2039	6,725	7,383
[1]	St. Louis School District GO	5.000%	4/1/2040	7,130	7,756
	Union R-XI School District GO	4.000%	3/1/2034	1,290	1,316
	University City MO School District (Direct Deposit Program) GO	0.000%	2/15/2033	2,850	2,275
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2030	20,975	23,522
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2031	2,000	2,285
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2032	2,305	2,673
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2033	2,500	2,932
	University of Missouri of Curators College & University Revenue	5.000%	11/1/2034	11,445	13,570
					840,110
Montana (0.1%)
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	10/1/2032	13,650	14,237
	Forsyth MT Electric Power & Light Revenue (Avista Corp. Colstrip Project)	3.875%	3/1/2034	3,750	3,898
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	12,535	12,805
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/2031	6,080	6,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2038	640	739
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2039	675	773
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2040	840	954
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2041	825	927
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2042	355	393
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2043	1,000	1,092
[2]	Lewis & Clark County High School District No. 1 Helena GO	5.000%	7/1/2045	1,075	1,146
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.250%	6/1/2054	1,705	1,862
	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2055	2,750	3,017
	Montana Board of Housing Local or Guaranteed Housing Revenue	6.000%	12/1/2055	1,740	1,939
[3]	Montana Board of Housing Local or Guaranteed Housing Revenue	5.750%	6/1/2056	2,820	3,146
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,835	1,851
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	500	514
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,500	2,558
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	455	478
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	2,635	2,696
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	620	671
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,015	2,061
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	490	514
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	2,000	2,045
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,030	1,154
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,500	1,702
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	405	423
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,165	1,302
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,000	1,086
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	585	610
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,695	1,882
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2035	4,000	4,109
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	425	442
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	640	660
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,675	3,761
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	670	694
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2037	3,250	3,307
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	1,260	1,303
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	1,000	1,016
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	2,250	2,279
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,580	1,630
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2039	830	837
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (Montana Children's Home & Hospital Project)	3.000%	7/1/2040	2,020	1,834
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	2,380	2,568
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2034	2,525	2,495
	Montana State Board of Regents College & University Revenue	3.000%	11/15/2036	890	848
					102,340
Multiple States (0.4%)
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	9/15/2030	12,975	12,051
[5,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2035	30,620	25,979
[5,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/2036	18,975	17,772
[5,12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.650%	6/15/2036	29,870	26,277
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	4.760%	8/25/2041	3,971	4,072
[5,12]	FHLMC Multifamily Certificates Revenue	2.600%	9/15/2033	44,655	38,861
[5,12]	FHLMC Multifamily Certificates Revenue	2.625%	6/15/2035	45,910	40,416
[12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/2036	18,491	17,771
[4,12]	Freddie Mac Multifamily ML Certificates	3.260%	12/25/2038	42,513	37,235
[4,12]	Freddie Mac Multifamily ML Certificates	4.837%	3/25/2042	41,655	43,297
[4,12]	Freddie Mac Multifamily ML Certificates	4.604%	6/25/2042	13,005	13,098
[4,12]	Freddie Mac Multifamily ML Certificates	4.783%	7/25/2042	3,637	3,717
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.033%	12/25/2036	52,133	52,012
[12]	Freddie Mac Pool	4.300%	8/1/2042	33,961	34,088
					366,646
Nebraska (0.7%)
	Boys Town NE Health, Hospital, Nursing Home Revenue (Boys Town Project)	5.000%	7/1/2046	19,180	19,885
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	4,320	4,370
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2027	3,000	3,093
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	3,165	3,322
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2033	4,000	4,458
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2034	5,115	5,734
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2042	20,055	21,460
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	161,760	171,648

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	51,760	54,433
Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	74,835	80,389
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	531
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	600	649
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	450	495
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	275	304
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	600	655
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	425	431
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,400	1,582
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	525	529
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,920	2,158
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	1,200	1,211
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	2,110	2,357
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,060	2,280
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2040	570	568
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	580	649
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/2041	300	295
Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	870	944
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	2,370	2,679
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	3,980	4,473
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,390	3,786
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	3,440	3,807
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	1,000	1,119
Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	500	551
Douglas County NE College & University Revenue (Creighton University Projects)	5.000%	7/1/2036	4,000	4,579
Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/2038	1,475	1,501
Elkhorn School District GO	4.000%	12/15/2032	325	338
Elkhorn School District GO	4.000%	12/15/2033	375	390
Elkhorn School District GO	4.000%	12/15/2034	350	363
Elkhorn School District GO	4.000%	12/15/2035	350	361
Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	2,100	2,124
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2029	1,670	1,805
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.850%	3/1/2031	2,075	2,150
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.900%	9/1/2031	1,200	1,248
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	3/1/2032	1,275	1,328
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.950%	9/1/2032	745	774
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	1.950%	3/1/2033	1,710	1,526
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	3/1/2033	800	840
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.100%	9/1/2033	500	522
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2045	3,570	3,535
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2052	3,095	3,056
Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,255	3,661
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2038	3,500	3,793
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	9,335	10,076
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2039	4,820	5,203
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	1,270	1,363
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2040	5,065	5,437
Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/2041	5,320	5,683
Omaha NE GO	5.000%	4/15/2030	345	383
Omaha NE GO	5.000%	4/15/2040	740	826
Omaha NE GO	5.000%	4/15/2041	900	994
Omaha NE GO	5.000%	4/15/2042	775	848
Omaha NE GO	5.000%	4/15/2043	800	869
Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,525	6,579
Omaha NE Sewer Revenue	4.000%	4/1/2034	650	680
Omaha NE Sewer Revenue	4.000%	4/1/2035	500	521
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2035	3,265	3,394
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2036	7,250	7,527
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2037	2,600	2,697
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2038	1,150	1,272
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	1,500	1,653
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,721
Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/2040	2,500	2,288
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	2,250	2,452
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2040	4,000	4,507
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	1,800	1,946
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2041	2,845	3,167
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	4,500	4,867
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,685	1,822
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	1,225	1,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	3,090	3,396
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	4,280	4,587
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,500	1,608
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	1,245	1,340
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,258
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	1,270	1,357
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2044	2,000	2,153
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2045	1,295	1,375
[3]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2040	1,250	1,423
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2041	4,945	4,945
[3]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2041	1,400	1,577
[3]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2042	825	917
[3]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2044	1,375	1,490
[3]	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2046	2,000	2,120
	Omaha School District GO	5.000%	12/15/2027	2,000	2,095
	Omaha School District GO	3.000%	12/15/2035	2,700	2,652
	Omaha School District GO	3.000%	12/15/2042	1,000	860
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2037	725	833
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2038	1,590	1,814
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2040	2,280	2,566
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2041	3,095	3,443
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2042	2,350	2,580
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2043	2,000	2,172
	Papillion-La Vista School District No. 27 GO	5.000%	12/1/2045	3,650	3,877
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2035	2,000	2,336
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/2040	2,840	2,860
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2026	1,975	1,975
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2027	3,470	3,492
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2029	1,600	1,604
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2030	4,065	4,073
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2031	4,030	4,035
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2032	4,265	4,265
					597,923
Nevada (0.8%)
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2034	980	1,001
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2032	17,350	18,733
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2040	3,300	3,463
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2041	3,550	3,723
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2042	3,325	3,470
	Clark County NV Electric Power & Light Revenue (Nevada Power Co. Project) PUT	3.750%	3/31/2026	825	826
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2028	2,370	2,461
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2029	2,195	2,277
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2035	10,390	10,711
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	6,600	6,793
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2037	5,530	5,682
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	13,425	13,715
	Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/2042	2,090	1,870
	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2043	1,000	1,002
	Clark County NV GO	5.000%	6/1/2027	2,625	2,719
	Clark County NV GO	4.000%	11/1/2031	5,950	6,009
	Clark County NV GO	4.000%	6/1/2032	12,000	12,193
	Clark County NV GO	4.000%	11/1/2032	1,015	1,024
	Clark County NV GO	5.000%	11/1/2032	3,000	3,241
	Clark County NV GO	5.000%	6/1/2035	1,315	1,385
	Clark County NV GO	3.000%	7/1/2035	1,180	1,167
	Clark County NV GO	4.000%	12/1/2036	15,050	15,392
	Clark County NV GO	4.000%	12/1/2037	18,825	19,195
	Clark County NV GO	5.000%	6/1/2038	12,290	12,840
	Clark County NV GO	4.000%	12/1/2038	21,055	21,415
	Clark County NV Industrial Revenue	2.100%	6/1/2031	28,500	26,284
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2031	11,925	12,907
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2032	7,100	7,666
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/2033	7,525	8,104
[1]	Clark County School District GO	5.000%	6/15/2028	9,530	9,878
[1]	Clark County School District GO	4.000%	6/15/2030	10,505	10,721
[1]	Clark County School District GO	4.000%	6/15/2031	10,930	11,132
	Clark County School District GO	5.000%	6/15/2031	13,955	15,711
	Clark County School District GO	5.000%	6/15/2032	15,735	17,971
[2]	Clark County School District GO	3.000%	6/15/2033	6,585	6,535

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Clark County School District GO	4.000%	6/15/2033	11,920	12,380
	Clark County School District GO	5.000%	6/15/2033	15,630	18,073
[2]	Clark County School District GO	3.000%	6/15/2034	10,920	10,757
[1]	Clark County School District GO	4.000%	6/15/2034	12,400	12,840
[1]	Clark County School District GO	5.000%	6/15/2034	1,000	1,097
	Clark County School District GO	4.000%	6/15/2035	14,810	14,816
[1]	Clark County School District GO	5.000%	6/15/2035	1,350	1,475
[1]	Clark County School District GO	4.000%	6/15/2036	1,250	1,290
[2]	Clark County School District GO	3.000%	6/15/2037	4,000	3,728
	Clark County School District GO	3.000%	6/15/2037	8,730	8,056
[1]	Clark County School District GO	4.000%	6/15/2037	1,250	1,283
	Clark County School District GO	3.000%	6/15/2038	11,595	10,531
[1]	Clark County School District GO	4.000%	6/15/2038	1,000	1,022
[2]	Clark County School District GO	3.000%	6/15/2039	3,540	3,210
	Clark County School District GO	3.000%	6/15/2039	9,395	8,450
[1]	Clark County School District GO	4.000%	6/15/2039	1,000	1,016
	Clark County School District GO	3.000%	6/15/2040	11,760	10,313
	Clark County School District GO	5.000%	6/15/2040	9,000	9,898
	Clark County School District GO	3.000%	6/15/2041	10,760	9,209
[1]	Clark County School District GO	3.000%	6/15/2041	10,000	8,974
	Clark County School District GO	4.000%	6/15/2044	2,500	2,381
	Clark County Water Reclamation District GO	4.000%	7/1/2032	1,110	1,116
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2026	565	571
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2027	1,815	1,833
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2028	1,620	1,717
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2031	300	303
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2036	1,500	1,695
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2037	1,350	1,409
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,350	1,509
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2038	1,725	1,797
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2039	700	776
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2040	1,250	1,378
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2041	1,990	2,179
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2042	2,365	2,565
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	12,690	13,041
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	2,300	2,466
	Las Vegas NV GO	4.000%	6/1/2030	4,610	4,631
	Las Vegas NV Special Improvement District No. 613 Special Assessment Revenue	5.000%	12/1/2039	400	417
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.500%	6/1/2028	255	248
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.625%	6/1/2030	535	507
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2031	525	489
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2033	515	462
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	2.750%	6/1/2036	820	698
	Las Vegas Valley Water District GO	3.000%	6/1/2032	8,085	8,168
	Las Vegas Valley Water District GO	3.000%	6/1/2033	13,080	13,144
	Las Vegas Valley Water District GO	5.000%	6/1/2035	4,150	4,183
	Las Vegas Valley Water District GO	5.000%	6/1/2035	6,000	6,047
	Las Vegas Valley Water District GO	5.000%	6/1/2038	19,610	20,841
	Las Vegas Valley Water District GO	4.000%	6/1/2039	3,300	3,400
	Las Vegas Valley Water District GO	5.000%	6/1/2039	3,550	3,761
	Las Vegas Valley Water District GO	4.000%	6/1/2041	9,240	9,409
	Las Vegas Valley Water District GO	4.000%	6/1/2042	1,090	1,098
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2032	28,000	28,398
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2033	16,170	16,380
	Nevada Highway Improvement Fuel Sales Tax Revenue	3.000%	12/1/2039	1,155	1,072
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	6,490	6,647
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2042	3,250	3,296
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	5,725	5,789
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/2043	3,380	3,394
	Nevada Housing Division Local or Guaranteed Housing Revenue	5.000%	10/1/2052	2,435	2,558
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	750	773
[5]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/2042	1,095	1,139
	Reno NV Sales Tax Revenue	5.000%	6/1/2030	500	535
	Reno NV Sales Tax Revenue	5.000%	6/1/2031	500	535
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2033	450	478
	Reno NV Sales Tax Revenue	5.000%	6/1/2035	500	530
	Reno NV Sales Tax Revenue	5.000%	6/1/2036	615	649
	Reno NV Sales Tax Revenue	5.000%	6/1/2037	500	526
	Reno NV Sales Tax Revenue	5.000%	6/1/2038	500	524
[1]	Reno NV Sales Tax Revenue	5.000%	6/1/2038	650	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	600	680
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	500	551
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	600	657
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	650	702
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	690	737
	Reno-Tahoe Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	650	687
[16]	Storey County School District GO	5.000%	6/1/2030	2,020	2,242
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2026	4,080	4,126
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2027	3,215	3,336
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2030	3,625	3,761
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2035	540	545
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/2038	4,500	4,707
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	7,750	7,837
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/2026	1,255	1,269
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,800	2,859
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	1,375	1,404
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	2,200	2,287
[1]	Washoe County NV School District GO	3.000%	10/1/2035	2,000	1,966
	Washoe County NV School District GO	3.000%	6/1/2039	6,960	6,497
	Washoe County NV School District GO	3.000%	6/1/2040	5,670	5,185
	Washoe County NV School District GO	4.000%	6/1/2040	4,490	4,645
	Washoe County NV School District GO	3.000%	6/1/2041	7,385	6,661
	Washoe County NV School District GO	4.000%	6/1/2041	8,830	9,100
	Washoe County NV School District GO	3.000%	6/1/2042	6,105	5,379
	Washoe County NV School District GO	4.000%	10/1/2043	3,665	3,655
	Washoe County NV School District GO	3.000%	6/1/2044	8,070	6,738
	Washoe County NV School District GO	4.000%	10/1/2046	4,185	3,969
					727,957
New Hampshire (0.9%)
	New Hampshire Business Finance Authority Affordable Housing Certificates Local or Guaranteed Housing Revenue PUT	4.150%	10/1/2034	17,110	17,168
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2037	8,305	9,136
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	11,950	12,771
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/2042	9,115	9,741
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	840	853
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	870	883
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	700	782
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	600	662
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	3,430	3,546
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	18,160	20,554
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,000	1,014
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2038	1,310	1,311
[5]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	6.250%	12/15/2038	1,780	1,878
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,375	1,344
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2041	1,650	1,559
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,050	4,358
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	8,320	8,848
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	8,765	9,225
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue	5.375%	12/15/2035	19,666	19,659
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	1,657	1,657
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Grand Pines Project)	5.625%	6/1/2039	3,000	3,005
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,650	8,662
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	4,485	4,489
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Tamarron Project)	5.250%	12/1/2035	14,782	14,781
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	1,254	1,256
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Wild Flower Project)	0.000%	12/15/2033	3,724	2,250
[5]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Valencia Project)	5.300%	12/1/2032	1,647	1,649
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	79,833	81,931
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.375%	9/20/2036	2,857	2,935
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	5.150%	9/28/2037	7,900	8,066
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.875%	1/20/2038	60,869	59,365
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.625%	8/20/2039	38,532	37,617
[4]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	15,197	15,180
[4]	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.167%	1/20/2041	1,638	1,554
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/20/2041	26,178	26,547
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.218%	11/20/2042	49,788	48,944
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.218%	11/20/2042	13,547	12,909
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.162%	10/1/2051	17,214	17,354
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	4.750%	6/1/2035	30,434	31,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue PUT	5.150%	6/1/2035	3,353	3,531
[5]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,703
	New Hampshire Business Finance Authority Resource Recovery Revenue (The United Illuminating Co. Project)	4.500%	10/1/2033	8,300	8,828
	New Hampshire Business Finance Authority Revenue	4.000%	10/15/2035	41,917	42,378
	New Hampshire Business Finance Authority Revenue (Medical Center Hospital Projects)	5.875%	11/1/2045	34,000	33,092
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2027	2,305	2,390
[2]	New Hampshire Health & Education Facilities Authority Act College & University Revenue	5.000%	7/1/2028	1,700	1,802
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,193
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,847
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,830	2,847
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,770	2,787
	New Hampshire Health & Education Facilities Authority Act College & University Revenue VRDO	3.150%	2/2/2026	3,145	3,145
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	2,920	2,942
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2029	3,050	3,073
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	2,880	3,221
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	500	520
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	3,020	3,390
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	430	445
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,175	2,428
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	700	720
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	3,205	3,556
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,650	1,710
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	665	679
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/2037	740	749
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,835	6,884
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	5,185	5,652
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2040	20,680	20,467
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2041	5,725	6,340
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2042	1,090	1,188
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/2043	28,590	26,785
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2043	4,720	5,066
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2044	9,660	10,213
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	8/1/2045	10,000	10,434
	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	6.000%	7/1/2053	785	841
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	2.000%	8/15/2034	4,365	3,917
	New Hampshire Municipal Bond Bank Miscellaneous Revenue	4.000%	8/15/2043	1,000	1,006
					737,997
New Jersey (2.5%)
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/2026	4,695	4,765
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/2042	530	562
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	500	542
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2029	280	304
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	1,050	1,158
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2030	395	436
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	935	1,047
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2031	430	481
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,000	2,264
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2032	810	917
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,510	2,872
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2033	1,110	1,270
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	2,380	2,745
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2034	1,000	1,153
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	765	877
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2035	750	860
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2036	1,000	1,136
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2037	1,230	1,386
[1]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2038	1,000	1,118
	Cherry Hill Township School District GO	3.000%	8/1/2031	13,240	13,415
	Cherry Hill Township School District GO	3.000%	8/1/2032	8,477	8,557
	Cherry Hill Township School District GO	3.000%	8/1/2033	13,105	13,173
[1]	Clifton Board of Education GO	2.000%	8/15/2027	1,920	1,890
[1]	Clifton Board of Education GO	2.000%	8/15/2028	2,975	2,902
[1]	Clifton Board of Education GO	2.000%	8/15/2031	6,500	6,140
[1]	Clifton Board of Education GO	2.000%	8/15/2032	6,750	6,276
[1]	Clifton Board of Education GO	2.000%	8/15/2033	6,750	6,169
[1]	Clifton Board of Education GO	2.000%	8/15/2034	5,500	4,934
	Essex County NJ GO	2.000%	9/1/2039	3,750	2,952
	Essex County NJ GO	2.000%	9/1/2040	3,750	2,852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex County NJ GO	2.000%	9/1/2041	3,750	2,752
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2034	2,460	2,461
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2035	3,480	3,443
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2036	4,020	3,880
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2037	8,000	7,587
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2038	9,955	9,312
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/2039	5,590	5,145
	Hudson County NJ GO	2.000%	11/15/2034	5,000	4,382
	Hudson County NJ GO	2.125%	11/15/2036	7,500	6,345
	Hudson County NJ GO	2.250%	11/15/2038	5,000	4,091
[2]	Lindenwold Boro School District GO	3.000%	2/1/2034	1,320	1,324
[2]	Lindenwold Boro School District GO	3.125%	2/1/2037	1,425	1,400
[2]	Montclair Public Schools GO	3.125%	1/15/2035	3,000	3,013
[2]	Montclair Public Schools GO	3.250%	1/15/2036	4,125	4,130
[2]	Montclair Public Schools GO	3.250%	1/15/2037	4,200	4,138
[2]	Montclair Public Schools GO	3.250%	1/15/2038	2,200	2,129
[13]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2026	18,000	18,337
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	2,200	2,203
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2027	32,500	34,147
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	6,500	6,697
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/2028	4,090	4,416
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	3,750	3,754
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2032	13,260	13,380
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	7,580	8,243
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2033	850	942
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2033	7,775	7,928
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2034	1,000	1,045
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2034	6,295	6,822
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/2034	965	970
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	2,500	2,575
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2035	500	519
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	2,635	2,697
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2036	1,000	1,029
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2037	1,000	1,021
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2038	600	609
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2039	695	702
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2040	415	417
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/2041	2,490	2,496
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2028	1,440	1,527
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2032	2,730	2,978
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2034	2,025	2,195
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/2035	2,540	2,742
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	32,165	33,086
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	33,000	33,945
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/2026	12,400	12,755
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2026	1,000	1,008
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2027	1,695	1,745
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2028	2,000	2,063
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2029	2,000	2,062
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/2030	1,500	1,545
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.875%	1/1/2029	625	625
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.000%	1/1/2034	1,000	1,000
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	17,750	17,789
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2026	5,400	5,454
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2027	1,070	1,102
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/2028	22,550	23,775

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	7,065	8,191
New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	3,000	3,513
New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2036	1,000	1,173
New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/2037	1,000	1,164
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2026	2,500	2,525
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/2027	2,600	2,697
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2039	1,850	1,861
New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/2040	10,000	10,520
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2034	4,500	4,687
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2035	2,500	2,598
New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/2027	3,000	3,115
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2026	1,165	1,165
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2030	2,050	2,051
New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2038	3,065	3,000
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2034	10,000	10,340
New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2036	4,000	3,439
New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2037	5,440	4,543
New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2039	7,745	6,154
New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/2040	8,885	6,834
New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2031	19,045	21,322
New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/2035	12,440	14,618
New Jersey GO	2.000%	6/1/2026	2,040	2,035
New Jersey GO	5.000%	6/1/2029	20,000	21,752
New Jersey GO	2.000%	6/1/2031	20,500	19,420
New Jersey GO	2.000%	6/1/2032	9,885	9,209
New Jersey GO	3.000%	6/1/2032	21,975	22,400
New Jersey GO	2.000%	6/1/2035	21,090	18,595
New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/2033	2,400	2,517
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,420	2,435
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,010	2,079
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,315	2,455
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,257
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,140	1,146
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,032
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,355	9,023
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,100	1,134
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,165	1,268
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	4,705	5,147
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	6,000	6,458
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,225	1,342
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	5,990	6,619
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,285	1,398
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	4,790	5,268
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,350	1,463
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	2,600	2,847
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,087
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,280	1,381
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,295	1,214
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2039	815	753
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2040	4,175	3,800
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,320	3,363
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	990	885
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2027	2,400	2,496
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/2028	840	877
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,559
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,545	1,554
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	1,000	1,019
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	4,435	4,453
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2040	1,220	966
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	2,000	1,554
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2053	4,535	4,731
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.500%	4/1/2056	3,925	4,441
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,051
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/2039	5,135	3,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2027	1,315	1,362
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	14,245	14,975
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2027	21,925	23,036
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,095	1,161
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2028	34,355	36,863
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	2,355	2,556
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	26,200	23,773
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2029	2,355	2,129
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	14,835	14,965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	19,150	19,317
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	31,160	27,338
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2030	6,010	5,273
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2030	16,040	17,204
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	4,160	4,195
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2031	45,590	38,685
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2032	16,795	17,943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2033	15,150	16,148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2034	6,000	6,309
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2034	5,000	5,667
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2034	11,295	12,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2035	5,000	5,228
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	6,255	4,530
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	4,525	3,277
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2036	2,195	2,493
[13]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	23,500	16,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2036	14,000	9,680
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2037	4,225	4,762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	2,305	1,519
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2038	5,335	5,457
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2038	2,000	2,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	6,760	4,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2039	4,415	4,447
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/2039	6,930	7,356
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	11,880	11,907
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2042	5,375	5,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2031	5,200	5,573
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2032	5,025	5,753
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2034	1,900	2,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2035	1,750	1,986
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2036	7,500	8,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2036	1,750	2,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	2,660	2,976
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2037	5,000	5,670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2038	15,040	15,360
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	3,325	3,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	6,250	7,030
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2039	11,735	11,901
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	9,000	10,033
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2040	2,355	2,372
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	6,420	7,020
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2040	10,500	11,607
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2041	6,165	6,178
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2041	13,000	14,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2042	7,600	7,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2042	13,340	14,484
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	6,150	6,612
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2035	5,000	5,208
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2035	5,250	5,766
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2036	4,250	4,642
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	3,500	3,563
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2038	8,250	8,917
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	10,410	10,534
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2039	5,250	5,641
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2040	3,195	3,215
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2040	5,250	5,610
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2032	31,830	36,439
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2033	38,500	44,639
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2034	30,000	35,128
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2035	16,680	19,512
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	2,000	2,270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	5,000	5,632
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	14,750	16,944
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	3,000	3,353
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	8,030	9,142
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2039	12,445	14,030
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	8,800	9,829
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	5,130	5,806
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	9,000	9,855
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2032	12,300	14,083
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	5,000	5,797
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2033	10,000	11,595
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2036	4,115	4,769
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2038	4,000	4,611
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2040	1,925	2,150
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	1,000	1,106
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	4,000	4,416
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2034	12,650	9,589
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	48,105	30,135
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	43,800	25,930
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,000	2,049
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2028	6,660	6,886
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	20,000	22,794
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2032	11,930	13,597
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	16,000	18,462
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2033	20,000	23,077
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2034	28,270	32,983
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2035	2,000	2,037
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,500	4,122
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2035	6,770	7,973
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2036	5,700	6,700
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2037	7,000	7,258
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2042	5,975	6,019
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2042	6,300	6,947
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	6,000	6,550
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	8,875	9,682
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2043	3,180	3,518
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	5,700	6,170
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	13,000	14,072
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	2,475	2,711
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2045	2,500	2,706
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.000%	11/15/2042	1,500	1,626
	Passaic County NJ GO	0.050%	11/1/2034	3,000	2,185
	Pennsauken Township NJ GO	4.000%	3/1/2037	2,205	2,293
	Pennsauken Township NJ GO	4.000%	3/1/2038	2,295	2,369
	Pennsauken Township NJ GO	4.000%	3/1/2039	2,390	2,455
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2030	1,290	1,414
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2031	1,250	1,367
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2032	1,000	1,091
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2033	250	272
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/2040	8,025	8,021
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/2041	4,775	5,077
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2026	19,510	19,646
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	26,895	27,703
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	4,330	4,554
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	18,820	19,772
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,480	7,866
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	25,070	26,199
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	22,515	23,452
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2033	10,350	10,747
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	38,040	39,319
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	30,000	30,907
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2036	37,000	37,985
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,415	3,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2037	22,500	23,018
	Toms River Board of Education GO	3.000%	7/15/2031	6,000	5,713
	Toms River Board of Education GO	3.000%	7/15/2032	5,900	5,540
	Toms River Board of Education GO	3.000%	7/15/2034	8,720	8,019
	Toms River Board of Education GO	3.000%	7/15/2035	3,120	2,813
	Verona Township NJ GO	4.000%	6/1/2040	1,760	1,798
					2,180,227
New Mexico (0.3%)
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2033	650	651
	Albuquerque Municipal School District No. 12 GO	3.000%	8/1/2034	400	399
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	14,960	13,256
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun & Four Corners Projects)	2.150%	4/1/2033	21,350	18,918
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	2,815	2,881
	Farmington NM Industrial Revenue (Four Corners Project)	1.800%	4/1/2029	19,385	18,520
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	4,005	4,099
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	5,765	5,900
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	13,420	12,821
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	20,390	19,481
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	12,750	12,973
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	900	937
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	830	877
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,375	1,465
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	1,000	1,058
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	2,040	2,060
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	1,360	1,368
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	1,000	1,002
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,000	1,057
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue	4.250%	3/1/2053	1,575	1,618
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.750%	3/1/2054	1,660	1,797
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	109,650	116,937
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	1,435	1,446
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2034	600	619
	Santa Fe NM Health, Hospital, Nursing Home Revenue (El Castillo Retirement Project)	5.000%	5/15/2039	480	486
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	4.000%	5/1/2033	3,785	3,725
					246,351
New York (13.7%)
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	1,250	1,449
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	1,750	2,001
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2038	1,250	1,418
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2039	2,000	2,251
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/2040	2,000	2,234
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2041	1,000	1,135
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,750	1,961
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	7,925	8,458
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	2,600	2,943
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	2,815	3,153
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2044	1,165	1,288
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2026	3,015	3,036
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	8,500	8,626
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	9,120	7,556
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	18,000	14,332
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	14,105	10,768
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	3,000	2,091
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	2,460	2,635
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,200	1,305
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,220	1,321
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/2036	1,100	1,045
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	1,565	1,590
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	1,600	1,608
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	1,200	1,160
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2033	1,340	1,367
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2034	1,000	1,019
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2036	1,010	1,028
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/2037	1,035	1,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	7/1/2042	600	606
[5]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	750	773
[5]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	2,000	2,002
[5]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.000%	6/1/2032	1,525	1,587
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2031	775	840
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	560	612
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2033	715	777
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2036	430	459
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2037	1,390	1,474
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2042	2,550	2,612
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.250%	6/15/2035	925	932
	Build NYC Resource Corp. Charter School Aid Revenue (The Renaissance Charter School 2 Project)	4.750%	6/15/2040	1,900	1,905
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2026	3,660	3,663
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2027	3,305	3,308
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,750	1,751
	Build NYC Resource Corp. Miscellaneous Revenue (Urban Resource Institute Project)	4.125%	12/1/2035	1,000	1,049
[5]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.200%	2/2/2026	34,300	34,300
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	1,020	1,029
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	430	434
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	960	968
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	1,010	1,058
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	185	187
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	380	383
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	200	201
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	493
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	475	518
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	500	543
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2035	520	533
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2036	540	549
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2038	580	583
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2039	605	606
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2040	625	616
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	4.000%	7/1/2042	675	640
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,460	1,472
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,470	5,507
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,915	3,052
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	22,375	22,450
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	28,920	29,642
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	44,080	45,105
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	8,620	8,803
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	46,400	47,410
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	6,200	6,295
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	9,800	9,934
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	10,000	10,123
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	15,355	13,774
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	10,000	10,068
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	9,460	10,134
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	8,000	7,971
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	11,890	12,832

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	1,085	1,072
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,000	5,284
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	13,000	12,518
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2045	7,200	7,606
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	1,565	1,618
	Empire State Development Corp. Income Tax Revenue VRDO	2.290%	2/5/2026	5,985	5,985
	Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	24,145	24,227
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2046	9,905	10,443
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2047	10,105	10,584
	Empire State Development Corp. Intergovernmental Agreement Revenue, ETM	5.000%	3/15/2029	7,050	7,637
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	4,295	4,594
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	13,000	13,293
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	7,000	7,461
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	9,830	8,856
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	54,525	48,543
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	52,975	45,877
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,225	1,141
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	1,350	1,265
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	17,755	16,552
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2030	125	130
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2032	575	597
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2033	525	545
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2034	875	907
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2035	1,305	1,350
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/2036	1,825	1,885
[12]	Freddie Mac Pool	3.700%	1/1/2034	10,538	10,363
[12]	Freddie Mac Pool	4.300%	1/1/2041	8,532	8,610
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	425	467
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	600	663
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	750	824
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	820	897
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,205	1,299
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	1,895	2,029
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	1,760	1,874
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	1,920	2,069
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	425	443
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	2,130	2,269
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	1,105	1,162
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	1,350	1,389
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	1,060	1,079
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	14,035	14,382
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	24,000	24,576
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2036	24,300	24,829
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	2,160	2,204
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5,000	5,101
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	13,000	13,092
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	3,000	3,044
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	2,060	2,148
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	1,000	1,041
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	8,600	9,122
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	5,225	5,138
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,000	2,069
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	5,885	6,211
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	3,850	4,051
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	1,500	1,625
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	1,625	1,773
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	2,000	2,154
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2045	10,000	10,704
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	1,645	1,631
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	42,855	43,121
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	11,480	11,474
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	4,000	4,064
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	27,000	27,387
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	10,900	11,098
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	11,445	11,645
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	2,500	2,600
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,188
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	5,000	5,082
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	59,800	60,727
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2038	1,000	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	1,855	2,072
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	4,500	5,066
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,345	1,465
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	3,725	4,013
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	6,630	7,050
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	20,000	21,046
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	9,930	10,326
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	8,000	6,620
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	4,000	4,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	2,795	2,855
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	4,515	4,760
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,585	3,683
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,855	1,906
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	5,000	5,137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	2,050	2,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	45,285	47,718
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	845	850
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	9,730	10,889
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2031	63,305	64,644
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,395	3,573
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	790	795
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	640	651
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	3,925	4,466
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	21,825	24,831
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	5,795	6,678
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	4,420	4,637
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	30,000	34,939
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	9,685	11,280
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	32,120	37,721
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	17,435	20,475
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	18,065	21,215
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	13,675	15,737
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	16,630	19,591
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	1,230	1,236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	15,930	16,116
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	41,325	41,698
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	3,260	3,438
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	13,900	15,437
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	7,925	7,840
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,000	2,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	7,000	7,614
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	13,760	15,029
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	16,680	18,292
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	28,000	27,604
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	14,495	14,290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	5,705	6,193
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	40,355	43,973
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	12,500	12,083
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	26,000	25,133
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	16,720	16,163
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,440	13,353
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	12,280	13,224
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	10,000	10,437
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	4,300	4,062
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,415	1,364
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	6,505	6,145
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	14,435	13,911
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	19,750	20,607
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	1,200	1,273
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2043	9,745	10,576
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	5,225	4,966
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	13,410	14,105
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	5,450	5,748
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	4,000	3,624
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,300	2,082
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	7,000	6,476
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	3,500	3,600
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,085	4,510
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	12,780	11,605
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	34,285	36,890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	3.200%	2/2/2026	18,450	18,450
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	1,765	1,821
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	8,000	8,161
	Monroe County NY GO	2.000%	6/1/2033	1,755	1,584
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2037	745	837
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2038	800	896
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2040	1,150	1,264
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2041	1,000	1,085
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2042	1,000	1,074
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2044	1,615	1,707
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	1,325	1,423
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	3,250	3,536
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2035	2,750	2,778
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	1,745	1,751
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	4,000	3,540
	Nassau County IDA College & University Revenue VRDO	3.200%	2/2/2026	500	500
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	3,240	3,249
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,090	3,106
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2036	2,000	2,341
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	2,400	2,781
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	2,425	2,788
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	4,240	4,841
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	9,040	10,248
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	5,815	6,543
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	4,105	4,565
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.500%	11/1/2033	4,735	4,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2035	9,120	7,913
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.150%	11/1/2036	1,145	986
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2038	7,860	7,810
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	14,900	13,628
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	33,000	26,636
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.600%	11/1/2043	1,000	1,011
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	650	671
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	1,070	1,102
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	2,500	2,501
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	12,405	12,409
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	31,785	31,799
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	1,000	1,013
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	18,750	19,078
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,800	5,922
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	12,315	12,353
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	4,470	4,515
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,330	5,381
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	15,545	15,853
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	8,120	8,330
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	54,760	55,326
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	11,545	11,577
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	19,000	19,053
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	4.000%	1/1/2032	2,405	2,537
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	2,005	1,933
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	1,500	1,378
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,000	2,679
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2028	2,600	2,734
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	12,475	12,116
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	31,000	29,082
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	17,300	15,952
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	7,500	6,685
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2031	1,435	1,227
[1]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2032	275	227

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.200%	2/2/2026	24,160	24,160
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	10,205	10,555
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2033	9,820	10,190
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	500	598
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	1,795	1,845
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	1,000	1,027
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	18,000	18,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	15,040	15,773
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	1,940	1,974
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	5,290	5,351
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,080	5,315
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	88,110	94,051
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	1,500	1,737
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	2,000	1,819
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	7,100	7,160
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,000	3,221
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	8,000	8,341
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	2,500	2,582
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	6,190	6,590
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	2,000	2,008
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	9,000	9,037
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2042	11,730	11,090
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	8,155	8,143
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	9,910	9,896
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	24,685	24,562
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	3,000	3,251
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	43,500	47,857
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	5,390	5,849
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	2,165	2,073
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	14,300	13,735
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	11,780	12,508
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	1,000	958
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	16,810	17,743
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	3,090	3,262
[5]	New York City Municipal Water Finance Authority Water Revenue TOB VRDO	3.150%	2/2/2026	11,400	11,400
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	2/2/2026	12,800	12,800
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	2/2/2026	58,735	58,735
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.200%	2/2/2026	4,610	4,610
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	2/2/2026	47,545	47,545
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.250%	2/2/2026	5,000	5,000
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	14,625	15,147
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	3,000	3,170
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	16,500	17,394
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	4,000	4,281
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,344
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	23,165	23,331
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	8,750	8,015
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2041	1,355	1,177
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	3,820	4,053
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	1,195	1,268
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,890	4,120
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	845	893
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	2,000	2,125
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	2,500	2,537
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	2,785	2,936
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	5,000	5,271
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	6,800	6,875
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2037	5,000	5,055
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	5,000	5,036
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,350	3,513
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	5,200	5,347
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	11,475	11,811
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2034	15,000	17,839
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2035	3,000	3,591
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2036	19,045	22,378
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2037	9,640	11,224
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	21,340	24,619
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2038	1,180	1,361
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	9,575	10,958
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	10,000	11,445

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2039	1,240	1,419
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	14,625	16,534
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	1,300	1,470
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	12,675	14,180
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	6,970	7,664
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	4,945	5,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	3,560	3,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	2,000	2,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	2,120	2,245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	14,185	15,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	8,685	9,307
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	4,500	4,879
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	1,000	1,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	5,160	5,658
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	7,240	7,262
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	10,000	11,077
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	2,000	2,215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	1,625	1,800
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	6,200	6,936
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	2,095	2,344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	3,390	3,793
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	1,815	2,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	5,000	5,646
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	6,080	6,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	17,345	19,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	9,175	10,448
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	10,075	10,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	5,000	5,731
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	3,620	4,149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,755	3,158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	2,645	3,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	15,855	16,415
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	20,375	23,510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	33,655	38,834
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	7,105	8,198
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	3,610	4,165
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	9,150	10,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	12,645	14,591
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2033	3,500	3,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10,500	10,802
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,500	4,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	2,850	3,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	3,530	4,094
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	7,985	8,074
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	14,085	14,569
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	20,000	20,687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,300	8,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	8,000	9,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	22,095	25,789
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	14,415	14,819
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	5,000	5,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,975	2,310
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	8,000	9,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	10,000	10,103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	24,110	24,915
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2034	24,500	25,567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	2,925	3,436
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	17,420	20,466
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2034	8,000	9,207
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	9,545	9,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	19,650	19,656
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	17,060	17,521
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	7,045	7,078
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	5,460	5,831
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	2,700	3,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	4,250	5,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	8,930	9,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	20,000	20,640
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	15,000	15,801
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	28,385	29,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	5,000	5,186
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	1,220	1,270
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	13,290	13,294
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5,000	5,844
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	2,555	3,024
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	6,000	7,101
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	3,000	3,429
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10,095	10,309
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	1,890	2,103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	5,040	5,207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	10,000	10,332
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	24,240	24,871
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	2,910	3,096
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	4,630	5,381
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	7,350	8,661
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	7,000	7,065
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2036	13,000	13,479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	25,000	25,768
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	18,000	18,910
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	47,000	49,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	27,145	27,710
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	3,000	3,102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,001
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	20,260	21,942
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,620	7,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	13,510	15,737
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	17,000	19,802
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	7,235	8,428
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	6,295	7,429
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2036	6,735	7,645
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	10,050	10,256
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	4,000	4,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2037	4,100	4,208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	3,000	3,376
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	1,025	1,161
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	7,690	8,940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	6,000	6,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	6,895	6,934
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	9,000	9,266
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	24,090	24,806
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	35,000	36,684
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	11,940	11,113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	24,035	24,412
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	11,000	11,322
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	14,610	16,706
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,000	4,574
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,810	2,083
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	36,875	42,427
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	7,335	8,439
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	5,340	6,022
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	8,985	9,226
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	2,710	2,783
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	7,270	7,420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2038	9,185	9,375
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	6,000	6,253
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,060	2,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,233
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,248
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	14,605	16,813
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	7,365	8,479
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	6,630	6,663
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	1,000	1,026
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	5,710	5,975
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	1,445	1,512
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	21,790	22,054
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	5,300	5,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	2,825	2,878
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	1,760	1,784
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	8,000	8,171
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,945	4,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10,000	10,971
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	1,440	1,623
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	27,595	31,296
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	7,000	7,985
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	16,110	18,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	9,000	10,382
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	6,700	7,511
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	1,800	2,018
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	8,860	9,031
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	1,000	1,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	3,365	3,670
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,495	4,560
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	4,800	4,870
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5,000	5,199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,400	2,657
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	3,000	3,341
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	7,000	7,969
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	1,370	1,238
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	6,935	6,988
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	14,465	14,654
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	22,375	23,333
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,015	1,067
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	2,720	3,036
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	1,430	1,613
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2039	10,000	11,136
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	31,475	31,845
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	2,355	2,356
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	6,955	7,547
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	7,485	7,617
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	1,825	2,064
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	1,415	1,427
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	10,000	10,082
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	20,000	20,062
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,184
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	3,130	3,434
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	6,000	6,619
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	4,925	5,543
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2040	2,000	2,285
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2040	27,000	24,127
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	13,490	13,833
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	9,810	10,205
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	5,000	5,011
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	20,000	20,789
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	9,325	10,193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	1,500	1,656
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	15,000	16,582
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/2041	4,960	4,438
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	14,770	14,841
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	1,675	1,686
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	16,455	17,750
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,185	3,458
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	2,035	2,272
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5,000	5,028
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,795	5,219
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	14,000	15,312
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,000	5,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	4,870	5,377
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	5,910	6,554
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	6,395	7,124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2041	6,965	7,892
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	31,150	27,613
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	3,855	3,843
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	37,985	38,190
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	19,490	20,240
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	1,500	1,649
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	5,000	4,988

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	15,000	16,182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	5,425	5,905
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	3,710	4,107
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	12,565	12,533
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	13,000	14,116
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	22,060	24,059
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	6,480	7,097
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,505	9,315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5,095	5,605
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	8,950	9,887
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	15,035	16,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2042	1,500	1,685
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	7,105	7,086
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	14,750	15,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,300	4,252
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	2,500	2,496
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	4,000	3,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	1,000	998
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	9,000	9,901
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	3,505	3,887
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	7,240	7,114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	3,255	3,198
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,085	6,166
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	14,000	14,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	6,930	7,457
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	3,785	4,129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	8,000	8,594
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	38,615	41,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	21,845	23,643
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5,560	6,038
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	24,120	26,287
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	8,000	8,818
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2043	5,000	5,533
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	4,000	3,927
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	12,730	13,774
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	6,395	6,945
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	2,000	2,187
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	10,000	10,592
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,500	7,998
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	7,810	8,435
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	4,000	3,866
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	15,815	16,949
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	8,605	9,222
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	6,850	7,386
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2044	6,500	7,176
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	13,555	14,521
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	5,105	5,488
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,000	4,202
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	13,000	13,734
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	4,415	4,715
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	4,000	4,208
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	13,000	13,751
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	2,010	2,138
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	14,150	13,307
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	18,555	19,690
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	4,345	4,546
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	6,050	6,337
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	4,400	4,620
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	14,700	15,467
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	10,000	10,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	18,465	19,429
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	28,160	29,239
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	11,000	11,442
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2047	5,805	6,036
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	2/1/2048	16,055	17,435
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.200%	2/2/2026	50,950	50,950
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	8,495	8,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	6,115	6,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.250%	2/2/2026	7,400	7,400
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2033	1,565	1,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/2034	9,730	10,143
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2034	5,500	4,006
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2041	2,110	2,112
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	120,380	128,291
[5]	New York GO TOB VRDO	3.150%	2/2/2026	1,900	1,900
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	7,935	6,688
[5]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,310	6,316
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	117,625	111,480
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	35,790	33,736
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	42,350	39,718
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	10,985	9,549
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	6,610	5,789
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	9,940	8,706
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,680	11,207
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.700%	11/15/2030	7,500	6,844
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	5,735	5,199
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.100%	11/15/2032	7,000	6,352
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.200%	11/15/2033	10,065	9,070
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	18,890	16,915
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	15,565	13,854
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	2,155	1,908
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,025	2,701
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	120,960	97,254
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	10,000	7,459
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	4/1/2036	3,865	3,318
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	2,500	2,133
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	3,400	3,381
	New York NY GO	5.000%	8/1/2026	24,805	25,139
	New York NY GO	5.000%	8/1/2026	12,875	13,048
	New York NY GO	5.000%	8/1/2026	1,785	1,809
	New York NY GO	5.000%	8/1/2027	1,000	1,040
	New York NY GO	5.000%	8/1/2028	1,640	1,748
	New York NY GO	5.000%	3/1/2029	5	5
	New York NY GO	5.000%	8/1/2029	1,000	1,091
	New York NY GO	5.000%	8/1/2029	1,000	1,091
	New York NY GO	5.000%	8/1/2030	5,545	6,179
	New York NY GO	5.000%	8/1/2030	14,720	16,402
	New York NY GO	5.000%	3/1/2031	5	5
	New York NY GO	4.000%	8/1/2031	20,000	20,088
	New York NY GO	5.000%	8/1/2031	8,635	9,769
	New York NY GO	5.000%	8/1/2031	2,945	3,332
	New York NY GO	5.000%	9/1/2031	1,450	1,643
	New York NY GO	5.000%	8/1/2032	2,675	3,068
	New York NY GO	5.000%	8/1/2032	23,075	26,467
	New York NY GO	5.000%	8/1/2032	5,375	6,165
	New York NY GO	5.000%	4/1/2033	1,000	1,051
	New York NY GO	5.000%	8/1/2033	5,000	5,232
	New York NY GO	5.000%	8/1/2033	4,000	4,388
	New York NY GO	5.000%	8/1/2033	13,980	16,238
	New York NY GO	5.000%	8/1/2033	4,470	5,192
	New York NY GO	5.000%	10/1/2033	1,250	1,419
	New York NY GO	5.000%	8/1/2034	3,875	4,234
	New York NY GO	5.000%	8/1/2034	8,865	10,401
	New York NY GO	5.000%	12/1/2034	4,000	4,076
	New York NY GO	5.000%	2/1/2035	4,435	5,222
	New York NY GO	3.000%	3/1/2035	7,540	7,403
	New York NY GO	5.000%	4/1/2035	8,000	8,378
	New York NY GO	4.000%	8/1/2035	2,735	2,838
	New York NY GO	5.000%	8/1/2035	2,000	2,173
	New York NY GO	5.000%	8/1/2035	5,000	5,900
	New York NY GO	4.000%	10/1/2035	3,000	3,089
	New York NY GO	5.000%	10/1/2035	5,000	5,170
	New York NY GO	5.000%	12/1/2035	3,000	3,054
	New York NY GO	5.000%	12/1/2035	11,695	12,383
	New York NY GO	5.000%	2/1/2036	4,620	5,385
	New York NY GO	5.000%	3/1/2036	7,840	8,610
	New York NY GO	5.000%	4/1/2036	12,750	13,322
	New York NY GO	4.000%	8/1/2036	3,015	3,109
	New York NY GO	5.000%	8/1/2036	6,000	7,003
	New York NY GO	5.000%	10/1/2036	4,000	4,124

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	10/1/2036	3,620	3,866
New York NY GO	5.000%	2/1/2037	5,830	6,709
New York NY GO	4.000%	8/1/2037	22,745	23,060
New York NY GO	5.000%	8/1/2037	10,625	12,245
New York NY GO	5.000%	9/1/2037	4,275	4,727
New York NY GO	4.000%	10/1/2037	24,185	24,635
New York NY GO	5.000%	10/1/2037	5,000	5,732
New York NY GO	5.000%	12/1/2037	11,900	12,530
New York NY GO	5.000%	2/1/2038	12,000	13,683
New York NY GO	5.000%	3/1/2038	2,695	2,872
New York NY GO	4.000%	8/1/2038	10,000	10,135
New York NY GO	5.000%	8/1/2038	7,000	7,492
New York NY GO	5.000%	8/1/2038	1,465	1,625
New York NY GO	5.000%	8/1/2038	20,000	22,848
New York NY GO	5.000%	9/1/2038	2,200	2,421
New York NY GO	5.000%	10/1/2038	4,420	4,690
New York NY GO	5.000%	2/1/2039	8,545	9,662
New York NY GO	5.000%	3/1/2039	1,700	1,839
New York NY GO	5.250%	5/1/2039	4,455	4,932
New York NY GO	4.000%	8/1/2039	2,705	2,742
New York NY GO	5.000%	8/1/2039	14,000	14,776
New York NY GO	5.000%	8/1/2039	7,205	8,075
New York NY GO	5.000%	8/1/2039	20,000	22,640
New York NY GO	5.000%	9/1/2039	2,800	3,063
New York NY GO	5.000%	10/1/2039	3,280	3,468
New York NY GO	5.000%	10/1/2039	5,685	5,823
New York NY GO	5.000%	10/1/2039	6,000	6,761
New York NY GO	5.250%	10/1/2039	2,750	3,055
New York NY GO	5.000%	2/1/2040	7,500	8,416
New York NY GO	4.000%	3/1/2040	14,415	14,664
New York NY GO	5.000%	4/1/2040	7,385	8,081
New York NY GO	5.000%	4/1/2040	2,000	2,211
New York NY GO	4.000%	8/1/2040	23,300	23,435
New York NY GO	4.000%	8/1/2040	3,550	3,579
New York NY GO	5.000%	8/1/2040	875	958
New York NY GO	5.000%	8/1/2040	5,425	6,030
New York NY GO	5.000%	8/1/2040	18,190	20,408
New York NY GO	5.000%	9/1/2040	19,185	21,225
New York NY GO	5.250%	9/1/2040	36,525	40,249
New York NY GO	4.000%	10/1/2040	9,000	9,048
New York NY GO	5.000%	10/1/2040	9,000	10,050
New York NY GO	5.250%	10/1/2040	2,925	3,225
New York NY GO	5.000%	2/1/2041	7,500	8,337
New York NY GO	3.000%	3/1/2041	6,900	5,974
New York NY GO	4.000%	3/1/2041	14,630	14,718
New York NY GO	5.000%	3/1/2041	1,350	1,391
New York NY GO	4.000%	4/1/2041	11,000	11,066
New York NY GO	5.000%	4/1/2041	16,345	17,754
New York NY GO	5.250%	5/1/2041	5,000	5,469
New York NY GO	5.000%	8/1/2041	1,250	1,362
New York NY GO	5.000%	8/1/2041	8,455	9,356
New York NY GO	5.000%	8/1/2041	13,955	15,580
New York NY GO	5.000%	9/1/2041	14,210	15,664
New York NY GO	3.000%	10/1/2041	21,575	18,696
New York NY GO	5.000%	10/1/2041	5,900	6,568
New York NY GO	5.250%	10/1/2041	3,440	3,782
New York NY GO	5.000%	12/1/2041	31,000	31,418
New York NY GO	5.000%	2/1/2042	4,000	4,386
New York NY GO	4.000%	3/1/2042	1,025	1,011
New York NY GO	4.000%	4/1/2042	4,200	4,141
New York NY GO	4.000%	4/1/2042	17,640	17,391
New York NY GO	5.250%	5/1/2042	13,150	14,254
New York NY GO	4.000%	8/1/2042	13,300	13,079
New York NY GO	5.000%	8/1/2042	11,590	12,175
New York NY GO	5.000%	8/1/2042	1,750	1,886
New York NY GO	5.000%	8/1/2042	10,000	10,923
New York NY GO	5.000%	8/1/2042	9,510	10,469
New York NY GO	5.000%	9/1/2042	5,000	5,352
New York NY GO	5.000%	9/1/2042	24,840	27,042
New York NY GO	5.000%	10/1/2042	11,445	12,566

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	2/1/2043	6,000	6,488
	New York NY GO	5.000%	3/1/2043	1,780	1,850
	New York NY GO	5.000%	4/1/2043	5,000	5,119
	New York NY GO	5.000%	4/1/2043	7,000	7,502
	New York NY GO	5.250%	4/1/2043	8,500	9,220
	New York NY GO	5.250%	5/1/2043	2,500	2,682
	New York NY GO	5.000%	8/1/2043	1,105	1,145
	New York NY GO	5.000%	8/1/2043	1,810	1,928
	New York NY GO	5.000%	8/1/2043	4,500	4,850
	New York NY GO	5.000%	8/1/2043	6,960	7,551
	New York NY GO	5.000%	9/1/2043	13,880	14,917
	New York NY GO	5.000%	10/1/2043	1,930	2,004
	New York NY GO	4.000%	12/1/2043	1,690	1,622
	New York NY GO	5.000%	2/1/2044	5,540	5,933
	New York NY GO	5.000%	3/1/2044	18,260	19,393
	New York NY GO	5.500%	5/1/2044	7,840	8,466
	New York NY GO	5.000%	8/1/2044	7,140	7,556
	New York NY GO	5.000%	9/1/2044	13,810	14,711
	New York NY GO	5.000%	10/1/2044	6,710	7,193
	New York NY GO	5.000%	12/1/2044	4,450	4,569
	New York NY GO	5.000%	3/1/2045	9,500	9,981
	New York NY GO	4.000%	4/1/2045	10,000	9,421
	New York NY GO	5.000%	8/1/2045	3,290	3,489
	New York NY GO	5.250%	9/1/2045	16,120	17,314
	New York NY GO	5.000%	10/1/2045	11,500	12,175
	New York NY GO	5.250%	2/1/2046	22,020	23,498
	New York NY GO	4.000%	9/1/2046	1,200	1,113
	New York NY GO	5.250%	9/1/2046	11,680	12,427
	New York NY GO	5.000%	8/1/2047	10,000	10,277
	New York NY GO	5.000%	8/1/2047	3,145	3,259
	New York NY GO VRDO	3.200%	2/2/2026	1,200	1,200
	New York NY GO VRDO	3.200%	2/2/2026	35,610	35,610
	New York NY GO VRDO	3.250%	2/2/2026	15,025	15,025
	New York NY GO VRDO	3.250%	2/2/2026	18,000	18,000
	New York NY GO VRDO	3.270%	2/2/2026	6,300	6,300
[6]	New York NY GO VRDO	2.250%	2/5/2026	28,130	28,130
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	3,000	3,455
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	4,000	4,702
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	3,000	3,578
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	1,190	1,286
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	2,375	2,686
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2037	1,000	1,153
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	4,060	3,798
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	6,000	6,293
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	6,500	6,514
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,000	1,036
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	10,000	10,021
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	4,970	4,980
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,000	1,091
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	7,500	7,515
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	1,350	1,494
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,930	2,122
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	12,000	12,024
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	1,915	2,145
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,460	1,618
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,650	3,072
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	2,885	3,358
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	15,010	15,152
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	505	553
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,700	3,164
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,775	2,086
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	2,810	2,815
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	750	816
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,900	2,242
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2036	3,000	3,288
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	14,680	15,535
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,935	2,265
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	15,000	17,785
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,650	1,932
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	10,100	10,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	2,000	2,318
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	10,285	12,084
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2038	2,010	2,166
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	15,000	17,487
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,000	1,147
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2039	2,115	2,267
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	4,020	4,199
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,450	1,645
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2040	1,945	2,063
[1]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	1,370	1,538
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2040	2,705	3,067
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	3,000	2,679
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	12,400	14,070
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	2,640	2,963
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	6,000	6,270
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	12,250	13,702
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	2,865	3,179
[1]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	1,000	1,105
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	25,130	27,678
[1]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2044	1,000	1,103
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	5,000	5,594
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2027	2,500	2,548
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,635	2,683
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2031	2,195	2,234
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2035	3,200	3,246
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2036	4,625	4,686
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	6,855	6,925
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	4,755	4,871
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,265	2,366
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,420	2,532
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,000	2,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	715	720
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,740	1,849
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	2,440	2,611
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	2,685	3,018
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,685	2,867
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	546
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,093
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	2,500	2,517
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,250	1,298
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	4,100	4,365
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,000	1,100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	750	826
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,420	2,692
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	750	830
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	5,100	5,689
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,005	1,064
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	1,250	1,388
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,675	1,867
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	3,035	3,393
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,875	1,980
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,250	1,376
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	1,365	1,514
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2036	1,750	1,909
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	1,625	1,790
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,000	884
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	2,370	2,626
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	8,925	8,989
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	2,350	2,372
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	1,755	1,513
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	2,535	2,789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	10,000	9,987
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	2,000	1,708
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,500	1,634
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	14,540	14,341
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	2,280	2,466
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	2,400	2,557
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	2,785	2,965
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,100	1,159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2044	1,400	1,493

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	1,055	970
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	12,000	11,601
New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	10,190	11,305
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	10,950	12,162
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	34,400	38,985
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	14,870	16,852
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	1,765	1,812
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	18,330	21,141
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2033	49,600	50,105
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	8,015	8,310
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	12,000	13,118
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	16,975	17,112
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	17,080	17,282
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	27,890	30,376
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	4,000	4,054
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	2,355	2,653
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	27,870	28,749
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	5,540	5,602
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	2,540	2,626
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	9,340	9,459
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	7,170	8,437
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	2,830	3,354
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	2,480	2,542
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	1,450	1,497
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	6,500	6,730
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	2,500	2,935
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	2,990	3,019
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	1,725	1,778
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	42,750	39,876
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	27,385	28,159
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	2,000	2,328
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2039	10,000	10,151
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2039	62,055	56,797
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	10,000	10,216
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	7,340	7,498
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	2,000	2,239
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	2,250	2,367
New York State Dormitory Authority Income Tax Revenue	3.250%	2/15/2040	1,485	1,366
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2040	30,975	31,279
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2040	74,365	66,521
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	34,740	35,199
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	9,415	9,541
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	2,745	2,879
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	4,435	4,938
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	3,830	4,309
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	6,000	6,146
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	12,520	11,048
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	4,020	4,205
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	5,000	5,574
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,250	2,549
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	17,080	14,614
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	26,975	27,002
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,540	7,548
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	20,840	22,939
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	3,335	3,723
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	17,380	17,121
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	25,580	25,198
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	31,515	34,218
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	20,000	21,893
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,720	4,088
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	2,110	2,050
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	7,200	7,731
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	22,700	24,545
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	5,000	4,782
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	10,000	10,242
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	26,830	28,478
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	10,000	9,255
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	1,735	1,807
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	4,000	4,108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	6,665	7,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	3.250%	2/15/2027	500	504
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	20	20
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	3/15/2032	585	633
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,930	3,066
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	21,560	23,937
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	16,380	16,436
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	16,760	16,790
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,795	1,907
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	3,175	3,757
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	4,130	4,839
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	5,055	5,861
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	4,765	5,465
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	30,975	32,832
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,750	1,966
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	32,380	33,982
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	4/1/2042	2,000	1,737
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	4,330	4,293
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	26,820	28,114
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,180	1,183
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	2,530	2,646
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	8,245	9,271
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	9,000	10,040
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	1,000	1,016
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	11,190	12,225
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	3,500	3,899
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2038	1,350	1,483
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	65	65
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2026	55	55
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	60	60
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2027	50	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	55	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2028	5	5
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/2035	1,345	1,415
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	10,710	10,967
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	8,710	8,869
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	32,650	33,030
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,335	2,337
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	20,000	20,796
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	5,140	5,426
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	51,000	52,466
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	12,525	13,197
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	14,000	16,182
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	3,170	3,664
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	6,000	6,091
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	21,850	25,628
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	3,960	4,645
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	17,625	17,879
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	1,000	1,027
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	30,550	36,274
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	32,995	33,458
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	17,685	18,140
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	38,335	40,212
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	14,000	16,766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	37,165	38,067
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,875	1,965
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	18,500	19,382
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	26,850	28,435
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,000	1,202
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	18,860	19,287
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	30,500	31,938
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,228
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	9,500	9,896
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	3,000	3,448
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	5,000	5,241
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	4,000	4,545
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	11,690	11,877
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,220
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	3,395	3,799
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10,870	11,886
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,995	2,198
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,905	2,075
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	17,915	19,170
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	11,835	12,628
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	7,000	6,398
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	15,635	16,496
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2046	11,380	12,029
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	23,345	24,469
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	20,000	20,990
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	2,065	2,186
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	4,375	4,537
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	20,000	20,324
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,555	4,737
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,425	4,602
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	4,095	4,259
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	13,750	14,371
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	5,040	5,217
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	15,655	16,188
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2034	7,170	7,585
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	9,550	9,850
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	5,545	5,849
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	9,500	9,785
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2036	6,860	7,211
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	4,745	4,881
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	9,960	10,437
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2040	2,010	2,286
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2041	5,050	4,635
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	2,745	3,103
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	3,000	3,356
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2043	2,895	2,979
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2044	1,825	2,029
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2045	5,000	5,504
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,400	1,405
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	4,055	4,079
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	1,180	1,191
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2032	3,000	3,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.200%	11/1/2036	4,000	3,383
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	3,750	2,914
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/2041	1,585	1,232
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	11/1/2043	1,000	1,015
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	13,000	12,968
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,905	4,884
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	5,550	5,552
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	1,000	1,000
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	21,725	21,728
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2027	475	475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	1,370	1,371
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	12,045	12,050
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	15,620	15,657
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	19,715	19,851
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	3,045	3,074
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	18,500	18,509
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,000	23,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	10,360	10,422
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	770	773
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	6,365	6,439
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	910	915
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	9,080	9,141
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	14,055	14,188
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	31,355	32,044
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	4,255	4,357
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	10,020	10,256
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	40,820	41,219
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	4,100	4,105
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	3,350	3,354
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	6,025	6,033
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	24,000	25,912
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	925	1,095
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	2,900	3,396
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	2,805	2,832
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	9,025	9,113
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	8,250	8,329
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2040	1,350	1,551
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,000	4,014
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	6,590	6,615
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2041	1,100	1,249
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	18,930	18,908
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	4,000	3,991
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,107
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,670	1,843
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	4,230	4,102
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,020	1,112
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	16,715	15,490
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,000	938
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2045	1,500	1,623
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	3,745	4,233
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	18,000	17,819
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	10,000	10,973
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	10,000	9,750
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	10,810	11,701
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	36,015	38,474
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	7,165	7,943
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	1,135	1,156
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	2,000	1,997
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,340	4,297
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2027	750	782
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	1,650	1,780
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2037	4,005	4,300
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2038	4,495	4,807
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,920	4,896
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	1,000	976
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2036	1,500	1,762
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2041	1,225	1,387
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2043	1,325	1,489
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	1,050	1,167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2031	12,685	12,974
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2032	1,000	1,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	5,455	6,353
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2032	3,695	3,860
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/2032	18,320	18,667
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2033	1,050	1,229
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	4,100	4,359
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	11,415	12,390
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2033	5,605	6,618
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,075	4,329
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	4,990	5,402
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	2,880	3,127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2034	5,005	5,213
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	2,060	2,221
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	5,030	5,327
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	3,025	3,270
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	4,500	4,754
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5,000	5,380
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	5,025	5,296
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	10,705	12,685
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2037	2,710	3,124
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	6,035	6,429
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,920	3,100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	7,000	8,027
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	1,170	1,326
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	1,760	2,013
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,000	4,474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	4,400	4,921
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,250	1,415
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2040	9,500	10,885
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2041	2,000	2,261
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	6,000	6,671
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	4,375	4,865
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	2,750	3,094
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	1,730	1,949
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,625	4,034
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	2,975	3,315
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,400	2,448
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	1,980	2,226
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2043	1,850	2,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,850	2,036
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	3,000	3,305
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,500	1,664
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2044	2,180	2,377
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,500	1,611
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	9,000	9,381
Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	7,000	7,513
Suffolk County NY GO	3.000%	10/15/2040	10,200	9,605
Suffolk County NY GO	3.000%	10/15/2041	10,535	9,711
Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.000%	12/1/2034	6,000	6,221
Suffolk Regional Off-Track Betting Corp. Casinos Revenue	5.750%	12/1/2044	3,500	3,590
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,000	1,378
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2038	4,000	4,452
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	6,020	6,662
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,747
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	8,435	8,732
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	10,230	10,584
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	28,665	23,500
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	14,855	15,351
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	14,900	14,985
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	3,000	3,098
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	5,255	5,426
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	8,350	8,396
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	6,065	6,097
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	2,565	2,642
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	11,000	11,331
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	16,745	17,225
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	10,950	11,586
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,585	2,657
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	2,455	2,523
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	6,645	7,654
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2039	2,300	2,352
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	4,445	5,061
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	8,550	9,557
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	6,625	7,450
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,000	1,108
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	6,390	7,118
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	7,035	7,883
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	30,000	30,857
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,270	5,776
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,895	2,094
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	2,250	2,486

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	10,000	10,367
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	15,100	16,075
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	31,285	34,176
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	15,005	16,752
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	15,500	17,404
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	10,320	11,748
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2031	1,750	2,007
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	3,545	3,607
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2032	3,055	3,531
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2032	1,225	1,426
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2033	10	10
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	2,915	3,442
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	35,000	41,329
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	5,430	6,370
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	8,590	10,243
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	4,445	5,123
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	4,025	4,608
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	3,595	4,088
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	6,500	7,108
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	5,050	5,723
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	7,500	8,277
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	5,395	5,934
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	7,500	8,081
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	4,960	5,487
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	2,760	3,042
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	31,220	33,320
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	1,985	2,127
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	14,000	14,794
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	5,500	5,137
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	13,000	13,601
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	20,500	20,471
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	21,115	20,467
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	2,200	2,397
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2041	3,410	3,751
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,200	3,487
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	3,750	4,126
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	3,915	4,220
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	4,000	4,348
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	6,000	6,451
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2045	5,000	5,316
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	4,010	4,222
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2030	2,575	2,820
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2031	2,000	2,188
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2032	2,870	3,133
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2033	2,500	2,725
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2035	2,000	2,163
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2038	1,275	1,358
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2039	1,155	1,223
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	2,230	2,207
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2026	6,050	6,088
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	11,180	11,475
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	7,190	7,378
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	10,250	10,508
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	10,000	10,218
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	8,545	8,705
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	1,010	1,028
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,990	4,054
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	5,000	5,075
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	4,000	4,022
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	20,000	22,468
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	9,000	10,041
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	1,740	1,982
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	8,000	9,286
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	3,810	4,304
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	1,500	1,724
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	11,000	11,644
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	2,600	2,590
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	3,630	4,041
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	2,375	2,360
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2032	4,000	4,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	2,965	2,941
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2033	3,000	3,398
[1]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	11/1/2034	5,045	5,764
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	11,300	11,759
[5]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	3,000	3,048
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	26,500	29,717
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	110	110
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,405	4,527
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,000	3,083
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	4,490	4,610
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	4,645	4,761
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2031	2,740	2,803
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,160	2,205
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2034	2,525	2,568
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,685	3,743
[2]	Yonkers NY GO	5.000%	11/15/2035	425	484
[2]	Yonkers NY GO	5.000%	11/15/2036	450	508
[2]	Yonkers NY GO	5.000%	11/15/2037	425	477
[2]	Yonkers NY GO	5.000%	11/15/2039	1,000	1,109
					11,896,898
North Carolina (0.8%)
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2038	310	296
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2039	435	409
	Buncombe County NC Intergovernmental Agreement Revenue	3.000%	6/1/2040	485	445
	Cary NC Combined Utility Systems Water Revenue	5.000%	12/1/2030	1,010	1,060
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2039	3,685	3,419
	Charlotte NC (Transit Projects) COP	3.000%	6/1/2041	4,060	3,635
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2028	2,200	2,281
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2030	3,100	3,211
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2031	1,690	1,748
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2032	1,000	1,015
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2033	2,465	2,499
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,660	1,712
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,250	2,356
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	2,155	2,242
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,840	1,890
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2041	2,200	2,224
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2041	2,155	2,383
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2043	3,955	4,271
	Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/2044	6,435	6,886
	Charlotte NC GO	5.000%	6/1/2026	2,700	2,725
	Charlotte NC GO	5.000%	7/1/2029	2,350	2,566
	Charlotte NC GO	5.000%	7/1/2030	2,425	2,708
	Charlotte NC GO	5.000%	7/1/2033	1,325	1,555
	Charlotte NC GO	5.000%	6/1/2034	2,370	2,551
	Charlotte NC GO	5.000%	7/1/2037	2,250	2,571
	Charlotte NC GO	5.000%	7/1/2038	2,175	2,470
	Charlotte NC GO	5.000%	7/1/2041	4,425	4,939
	Charlotte NC GO	5.000%	7/1/2043	2,325	2,542
	Charlotte NC Storm Water Revenue	5.000%	12/1/2031	1,920	2,202
	Charlotte NC Storm Water Revenue	5.000%	12/1/2032	2,000	2,329
	Charlotte NC Storm Water Revenue	5.000%	12/1/2041	1,165	1,323
	Charlotte NC Storm Water Revenue	5.000%	12/1/2042	2,000	2,245
	Charlotte NC Storm Water Revenue	5.000%	12/1/2043	2,000	2,217
	Charlotte NC Storm Water Revenue	5.000%	12/1/2044	1,300	1,426
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2032	1,250	1,447
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2033	1,000	1,174
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2035	1,785	1,830
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2036	2,335	2,810
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2041	2,000	2,260
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2042	2,500	2,794
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2043	5,000	5,520
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2044	2,355	2,574
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2045	3,705	3,944
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	11,535	11,634
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	6/15/2027	1,515	1,536
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	11,250	10,668
	Columbus County Industrial Facilities & Pollution Control Financing Authority Industrial Revenue	4.200%	5/1/2034	2,000	2,110
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,110	2,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,565	1,575
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/2039	3,600	3,736
[12]	Freddie Mac Pool	3.750%	7/1/2039	13,817	13,244
	Guilford County NC GO	5.000%	3/1/2028	23,445	24,778
	Guilford County NC GO	5.000%	3/1/2029	30,880	33,463
	Guilford County NC GO	3.000%	5/1/2038	2,220	2,123
	Guilford County NC GO	3.000%	5/1/2039	2,220	2,091
	Guilford County NC GO	4.000%	3/1/2042	5,620	5,779
	Guilford County NC GO	4.000%	3/1/2043	3,335	3,375
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2033	930	1,071
	Harnett County NC Intergovernmental Agreement Revenue	5.000%	4/1/2035	545	640
	Inlivian Local or Guaranteed Housing Revenue	4.450%	6/1/2041	2,967	3,022
	Mecklenburg County NC GO	5.000%	9/1/2029	10,000	10,966
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	4,000	4,175
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,500	1,566
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	1,250	1,305
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2027	2,665	2,782
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2032	8,110	8,121
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2033	10,250	10,249
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/2034	7,000	6,991
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	7/1/2043	6,135	6,168
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	8,575	8,650
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	10,595	11,463
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	1/1/2057	2,870	3,304
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,680	1,684
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	290	295
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	460	469
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,215	2,310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	795	800
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	305	316
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	360	373
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	940	963
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,695	2,880
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.900%	1/1/2029	680	680
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	565	572
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	985	1,009
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,493
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.050%	1/1/2030	815	815
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	705	717
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	500	512
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,650	4,709
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,545	1,551
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,445	1,542
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	625	634
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,175	1,189
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.750%	11/1/2031	22,625	22,702
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/2035	1,000	976
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	1,550	1,571
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/2036	660	665
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	10,000	11,598
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	6,110	7,022
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	7,000	7,982
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	1,225	1,201
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	12,925	14,636
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	6,000	6,688
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	3,165	3,033
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	2,790	3,075
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	3,340	3,627
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	365	365
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	310	310
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	135	135
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.000%	9/1/2034	395	423
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	5.500%	9/1/2044	1,815	1,872
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn at Maryfield Project)	5.000%	10/1/2040	1,050	1,059
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	16,820	18,322
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	2.350%	2/4/2026	55,540	55,540
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,900	2,958
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2028	3,925	4,087
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	2,600	2,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2029	3,180	3,382
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	7,175	7,630
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2030	1,000	1,020
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,400	1,427
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2032	3,780	4,021
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2034	9,000	6,960
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2034	15,745	16,671
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2035	10,020	10,578
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/2039	22,125	22,232
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2040	3,620	3,745
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2043	2,000	2,054
	Pender County NC GO	3.000%	3/1/2039	5,100	4,821
	Pender County NC GO	3.000%	3/1/2040	4,200	3,868
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,889
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	810
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/2027	530	553
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2039	1,500	1,738
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2041	1,000	1,147
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2042	1,525	1,727
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	12/1/2043	1,715	1,914
	Rowan County NC Appropriations Revenue	5.000%	4/1/2031	1,655	1,867
	Rowan County NC Appropriations Revenue	5.000%	4/1/2032	1,000	1,142
	Rowan County NC Appropriations Revenue	4.000%	4/1/2038	2,190	2,245
	Rowan County NC Appropriations Revenue	4.000%	4/1/2039	2,000	2,042
	Rowan County NC Appropriations Revenue	4.000%	4/1/2040	1,125	1,139
	Rowan County NC Appropriations Revenue	4.000%	4/1/2041	1,105	1,121
	Rowan County NC Appropriations Revenue	4.000%	4/1/2042	1,125	1,128
	Rowan County NC Appropriations Revenue	4.000%	4/1/2043	955	949
	Rowan County NC Appropriations Revenue	4.000%	4/1/2044	2,000	1,959
	Salisbury NC Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2026	2,296	2,312
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2039	1,210	1,138
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2043	3,100	2,673
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2039	500	579
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2040	500	573
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2042	1,000	1,119
	University of North Carolina at Chapel Hill College & University Revenue	5.000%	12/1/2044	800	875
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2033	1,000	1,018
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/2034	1,250	1,265
	Wake County NC Appropriations Revenue	5.000%	5/1/2034	2,000	2,366
	Wake County NC Appropriations Revenue	5.000%	5/1/2037	1,750	2,044
	Wake County NC Appropriations Revenue	5.000%	5/1/2039	3,000	3,453
	Wake County NC Appropriations Revenue	5.000%	5/1/2040	1,000	1,138
	Wake County NC Appropriations Revenue	5.000%	5/1/2041	2,500	2,833
	Wake County NC Appropriations Revenue	5.000%	5/1/2042	3,500	3,907
	Wake County NC GO	4.000%	6/1/2042	3,455	3,555
	Wake County NC GO	4.000%	6/1/2043	3,455	3,497
	Western Carolina University College & University Revenue	3.000%	4/1/2035	2,390	2,339
	Western Carolina University College & University Revenue	3.000%	4/1/2037	2,670	2,572
	Wilson NC Special Obligation Revenue	4.000%	10/1/2040	1,175	1,205
	Wilson NC Special Obligation Revenue	4.000%	10/1/2042	2,255	2,286
	Wilson NC Special Obligation Revenue	4.000%	10/1/2043	1,430	1,437
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2030	460	503
	Winston-Salem State University Foundation LLC College & University Revenue	5.000%	4/1/2032	505	569
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2034	830	868
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2035	860	893
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/2036	620	638
					663,861
North Dakota (0.1%)
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	8,915	8,918
[1]	Fargo ND GO	4.000%	5/1/2040	2,370	2,400
[1]	Fargo ND GO	4.000%	5/1/2041	2,470	2,494
[1]	Fargo ND GO	4.000%	5/1/2042	2,330	2,340
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	5,060	5,132
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,400	1,480
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,770	1,892
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,505	1,621
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	550	609
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2037	1,900	1,861
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	550	604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,500	1,455
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	500	546
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/2039	1,125	987
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	2,050	1,933
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	500	538
	Grand Forks ND Health, Hospital, Nursing Home Revenue	4.000%	12/1/2041	2,250	2,079
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	625	672
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	650	692
[1]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	675	710
	Horace ND GO	5.000%	5/1/2031	555	601
	Horace ND GO	5.000%	5/1/2032	580	634
	Horace ND GO	4.500%	5/1/2039	2,000	2,061
	Horace ND GO	4.750%	5/1/2044	750	752
	Mandan Public School District No. 1 GO	5.000%	8/1/2026	1,250	1,266
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	7/1/2055	1,975	2,217
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	1/1/2056	2,335	2,591
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/2056	1,475	1,639
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	3.000%	7/1/2052	2,310	2,281
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program)	5.750%	7/1/2053	4,345	4,633
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,000	2,020
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,800	1,812
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	3,685	3,700
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,250	2,250
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/2048	6,000	5,336
	West Fargo Public School District No. 6 GO	3.000%	8/1/2033	2,000	1,996
	West Fargo Public School District No. 6 GO	3.000%	8/1/2034	3,585	3,562
					78,314
Ohio (2.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2028	490	524
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2029	315	345
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2030	1,025	1,144
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,340	1,369
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,210	1,237
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,315	1,344
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	1,000	1,022
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/15/2026	3,540	3,618
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	3.000%	11/15/2030	13,000	13,326
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,300	1,392
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	300	321
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	3,800	4,070
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	2,800	2,999
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	800	857
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/2030	1,500	1,606
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	675	753
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2030	900	1,004
	Akron OH Income Tax Revenue	4.000%	12/1/2029	1,015	1,027
	Akron OH Income Tax Revenue	4.000%	12/1/2030	890	900
	Akron OH Income Tax Revenue	4.000%	12/1/2031	2,145	2,193
	Akron OH Income Tax Revenue	4.000%	12/1/2031	490	495
	Akron OH Income Tax Revenue	4.000%	12/1/2032	1,650	1,684
	Akron OH Income Tax Revenue	4.000%	12/1/2032	745	752
	Akron OH Income Tax Revenue	4.000%	12/1/2033	1,170	1,192
	Akron OH Income Tax Revenue	4.000%	12/1/2033	615	621
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	6,110	6,412
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	11,050	11,596
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	5,000	5,244
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2036	5,750	5,807
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	10,000	10,066
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	10,000	11,284
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	12,270	13,708
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	15,000	14,775
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	25,170	27,522
	Allen County Port Authority College & University Revenue (University of Northwestern Ohio Project)	4.000%	12/1/2035	1,305	1,273
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/2029	3,845	4,035
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	4.000%	2/15/2030	1,875	1,876
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	4.000%	2/15/2031	1,565	1,566
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	4.000%	2/15/2032	1,850	1,851
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2036	1,000	1,153
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2038	1,200	1,360

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2039	1,250	1,401
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2040	1,200	1,329
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	835	906
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2041	1,500	1,643
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	1,000	1,075
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2042	675	730
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2043	725	774
	American Municipal Power Inc. Electric Power & Light Revenue (Combined Hydroelectric Projects)	5.000%	2/15/2044	750	794
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2036	1,240	1,278
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/2037	2,310	2,364
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2026	8,045	8,052
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2028	6,055	6,349
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2029	3,000	3,215
[2]	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2034	3,030	3,146
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2034	4,620	4,808
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2035	3,000	3,117
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2037	4,245	4,395
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	2,335	2,413
	Ashland City School District GO	3.000%	11/1/2042	1,000	851
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,410	2,454
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,800	1,872
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,895	1,971
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,040	1,078
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,105	1,143
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2032	2,000	2,026
[2]	Brunswick City School District GO	0.000%	12/1/2034	530	388
[2]	Brunswick City School District GO	0.000%	12/1/2035	200	140
[2]	Brunswick City School District GO	0.000%	12/1/2036	200	133
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,555	2,633
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	3,875	4,079
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,335	2,538
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	5,000	5,423
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2032	3,885	4,176
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,795	6,189
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	7,300	7,702
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2038	4,885	4,832
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	10,830	10,553
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,165	1,202
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,245	1,281
	Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,244
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	2,000	1,969
	Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,500	1,474
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,985	3,035
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	2,025	2,093
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	5,715	5,827
	Cincinnati OH GO	4.000%	12/1/2031	780	799
	Cincinnati OH GO	4.000%	12/1/2032	800	818
[9]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	0.000%	11/15/2033	1,565	1,192
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2033	1,395	1,421
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2035	1,770	1,794
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2036	3,605	3,643
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/2037	2,325	2,344
	Cleveland OH GO	4.000%	12/1/2034	2,285	2,402
	Cleveland OH GO	4.000%	12/1/2035	1,660	1,731
	Cleveland OH Income Tax Revenue	3.000%	10/1/2034	735	734
	Cleveland OH Income Tax Revenue	3.000%	10/1/2035	570	562
	Cleveland OH Income Tax Revenue	3.000%	10/1/2036	500	481
	Cleveland OH Income Tax Revenue	3.000%	10/1/2037	805	760
	Cleveland OH Income Tax Revenue	3.000%	10/1/2038	550	509
	Cleveland OH Income Tax Revenue	3.000%	10/1/2039	500	453
	Cleveland OH Income Tax Revenue	3.000%	10/1/2040	525	468
	Cleveland OH Income Tax Revenue	3.000%	10/1/2041	825	718
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.220%	9/1/2039	4,949	5,108
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2034	1,870	2,066
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2035	1,915	2,103
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2036	2,065	2,251

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2037	1,170	1,267
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2039	2,400	2,571
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2040	2,525	2,717
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2041	2,660	2,854
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.250%	8/1/2042	2,805	2,980
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2030	200	219
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	5.000%	7/1/2034	300	331
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2039	400	404
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (The Cleveland Museum of Natural Heritage Project)	4.000%	7/1/2041	400	395
[1]	Columbus City School District GO	0.000%	12/1/2027	13,520	12,899
[1]	Columbus City School District GO	0.000%	12/1/2029	11,170	10,088
[1]	Columbus City School District GO, ETM	0.000%	12/1/2027	540	515
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/2036	4,000	3,399
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	4.000%	8/1/2036	1,575	1,562
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Orchards Project & The Eden Park Project)	4.000%	12/1/2034	8,605	8,674
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	4.000%	11/1/2035	10,175	10,144
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (The Falls Project)	5.000%	11/1/2035	3,830	4,105
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	4.000%	12/1/2035	5,030	5,007
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Thornton Hall Project)	5.000%	12/1/2035	3,515	3,747
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Waldren Woods Project)	4.000%	6/1/2034	2,025	2,052
	Columbus OH GO	4.000%	4/1/2026	16,170	16,216
	Columbus OH GO	5.000%	4/1/2040	5,050	5,309
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2032	3,420	3,444
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2041	1,100	1,222
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2042	750	822
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2043	750	813
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/2044	2,200	2,358
	Columbus State Community College GO	3.000%	12/1/2036	1,110	1,065
	Columbus State Community College GO	3.000%	12/1/2037	1,750	1,655
	Columbus State Community College GO	3.000%	12/1/2038	1,375	1,279
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue	3.190%	6/1/2029	4,720	4,758
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,085	1,125
	Copley-Fairlawn City School District GO	5.000%	12/1/2040	550	570
	Copley-Fairlawn City School District GO	5.000%	12/1/2041	820	846
	Copley-Fairlawn City School District GO	5.000%	12/1/2042	1,000	1,026
	Cuyahoga Community College District GO	4.000%	12/1/2031	2,000	2,009
	Cuyahoga Community College District GO	4.000%	12/1/2033	1,325	1,330
	Cuyahoga County OH GO	3.000%	12/1/2033	2,460	2,461
	Cuyahoga County OH GO	3.000%	12/1/2034	2,990	2,972
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	3,000	3,002
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	2,845	2,900
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/2029	1,000	1,005
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	7,145	7,248
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,385	5,454
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	16,500	16,626
	EHOVE Joint Vocational School District GO	5.000%	12/1/2038	1,355	1,464
	EHOVE Joint Vocational School District GO	5.000%	12/1/2039	1,250	1,342
	EHOVE Joint Vocational School District GO	5.000%	12/1/2040	600	640
	EHOVE Joint Vocational School District GO	5.000%	12/1/2041	1,000	1,066
	EHOVE Joint Vocational School District GO	5.000%	12/1/2043	1,000	1,048
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2027	625	640
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2028	835	866
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2031	1,505	1,571
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2032	665	692
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2034	1,000	1,036

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2036	1,360	1,401
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2037	640	658
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2038	1,635	1,680
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2031	4,980	5,648
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2032	5,325	6,105
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2033	5,680	6,577
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2040	5,800	6,429
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/2041	5,900	6,460
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,135	1,188
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,120	1,156
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	2,645	2,762
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,075	1,116
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,775	1,846
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	1,160	1,265
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2033	1,535	1,670
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	475	476
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,084
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,000	1,080
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	1,500	1,612
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/2038	1,435	1,457
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	3.250%	2/2/2026	12,745	12,745
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2026	1,235	1,246
	Franklin County OH Sales Tax Revenue	5.000%	6/1/2043	4,965	5,104
[12]	Freddie Mac Pool	2.650%	4/1/2029	821	800
[12]	Freddie Mac Pool	4.250%	6/1/2041	8,883	8,769
[12]	Freddie Mac Pool	4.250%	9/1/2041	9,130	9,020
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,176
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2030	920	987
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2031	870	929
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2032	945	1,005
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,550	2,813
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	8,115	8,352
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2033	945	1,001
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	1,825	1,990
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	4,080	4,488
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,640	2,923
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	11,540	11,853
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,000	1,092
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2034	1,050	1,108
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2035	750	828
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,965	14,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2035	1,100	1,155
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	620	680
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2036	2,845	3,174
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	12,955	13,244
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2036	2,345	2,451
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2037	625	681
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/2037	1,730	1,913
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2037	1,495	1,556
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2038	500	550
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,000	2,162
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2038	2,620	2,717
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2039	600	657
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2039	1,375	1,421
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	1/1/2040	425	463
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/2040	1,100	1,130
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2041	525	557
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2041	2,625	2,844
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	550	566
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2042	2,500	2,578
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2042	3,000	3,210
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2043	600	610
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2043	1,825	1,929
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.125%	1/1/2044	500	510
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2044	3,000	3,144
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.250%	1/1/2045	305	312
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.500%	8/1/2045	1,745	1,810

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/2041	12,000	14,031
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	4.000%	1/1/2027	265	267
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2031	1,800	1,802
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2032	1,635	1,657
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/2036	1,325	1,326
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2027	1,500	1,572
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/2032	500	578
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2031	3,310	3,481
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2033	3,040	3,161
[2]	Hillsdale Local School District (Ohio School Facilities Project) COP	4.000%	12/1/2035	1,175	1,212
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2041	1,795	2,022
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2042	1,785	1,986
	Kent State University College & University Revenue	5.000%	5/1/2037	4,000	4,584
	Kent State University College & University Revenue	5.000%	5/1/2038	4,295	4,884
	Kings Local School District GO	5.000%	12/1/2041	2,085	2,228
	Kings Local School District GO	5.000%	12/1/2042	2,215	2,344
	Kings Local School District GO	5.000%	12/1/2043	2,340	2,453
	Kings Local School District GO	5.000%	12/1/2044	1,000	1,041
	Lake County OH GO	5.000%	12/1/2036	1,100	1,175
	Lake County OH GO	5.000%	12/1/2037	645	686
	Lake County OH GO	5.000%	12/1/2038	1,065	1,129
	Lake County OH GO	5.000%	12/1/2039	750	792
	Lake County OH GO	5.000%	12/1/2040	1,000	1,052
	Lake County OH GO	5.000%	12/1/2041	1,000	1,046
	Lake County OH GO	5.000%	12/1/2042	1,185	1,231
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	8/1/2030	9,700	10,320
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,300	1,308
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	790	836
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,170	1,237
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,500	1,569
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	1,500	1,564
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,320	1,372
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	3,500	3,626
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,905	3,001
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	1,750	1,804
	Miami University OH College & University Revenue	4.000%	9/1/2038	1,080	1,108
	Miami Valley Career Technology Center GO	5.000%	12/1/2032	1,030	1,087
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	330	355
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2041	1,100	1,047
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	5,500	5,797
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	10,175	10,890
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	10,680	11,354
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	8,500	9,018
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	11,600	12,270
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	745	816
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	6,290	6,636
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	5,000	5,261
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	12,295	12,890
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	435	470
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2036	5,285	4,671
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	775	777
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	15,300	15,925
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	450	480
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2038	16,600	16,479
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	480	511
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	6,470	6,355
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	6,590	5,787
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/2040	500	390
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	17,720	16,424
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	1,000	867
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2029	470	504
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2030	375	408
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2031	405	447
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2032	595	662
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2033	680	761
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2034	1,000	1,127
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2035	650	727
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2036	650	721
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2037	510	562
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.000%	9/1/2038	575	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2040	500	546
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2041	500	541
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2042	500	536
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2043	500	530
	Montgomery County OH Health, Hospital, Nursing Home Revenue (Solvita Project)	5.250%	9/1/2044	500	526
	North Ridgeville City School District GO	5.000%	12/1/2041	1,825	1,903
	North Ridgeville City School District GO	5.000%	12/1/2042	2,285	2,368
	North Ridgeville City School District GO	5.000%	12/1/2043	1,340	1,382
	North Ridgeville City School District GO	5.000%	12/1/2044	1,070	1,098
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2032	5,000	5,793
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/2033	2,500	2,935
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/2035	3,000	2,950
[3]	Ohio Air Quality Development Authority Electric Power & Light Revenue	3.875%	1/1/2036	1,905	1,909
[3]	Ohio Air Quality Development Authority Electric Power & Light Revenue	4.350%	6/30/2040	1,975	1,978
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	13,020	13,237
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	34,055	33,819
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	3,375	3,379
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	9,725	9,883
	Ohio Appropriations Revenue	5.000%	12/15/2033	4,000	4,692
	Ohio GO	5.000%	8/1/2026	25,360	25,709
	Ohio GO	5.000%	9/1/2026	10,000	10,160
	Ohio GO	5.000%	3/1/2032	8,230	8,455
	Ohio GO	5.000%	3/1/2033	8,645	8,874
	Ohio GO	5.000%	5/1/2033	3,000	3,166
	Ohio GO	5.000%	6/15/2033	16,465	16,516
	Ohio GO	5.000%	3/1/2034	9,075	9,309
	Ohio GO	5.000%	5/1/2034	3,250	3,424
	Ohio GO	5.000%	3/1/2035	8,530	8,740
	Ohio GO	5.000%	5/1/2035	6,000	6,169
	Ohio GO	5.000%	3/1/2036	10,005	10,239
	Ohio GO	5.000%	3/1/2037	10,505	10,735
	Ohio GO	5.000%	5/1/2037	10,000	10,249
	Ohio GO	5.000%	3/1/2038	9,030	9,216
	Ohio GO	3.000%	6/15/2039	2,500	2,318
	Ohio GO	5.000%	6/15/2042	5,365	6,000
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2026	22,350	22,879
	Ohio Government Fund/Grant Revenue	5.000%	12/15/2027	9,150	9,612
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	365	382
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	455	483
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	2,200	2,305
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	565	608
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,500	1,571
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	930	998
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	11,350	12,897
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,135	3,352
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,550	2,717
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2034	7,825	7,967
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2034	1,195	1,261
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,175	4,429
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2035	1,205	1,267
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,230	1,297
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2036	3,165	3,203
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,950	2,044
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2036	1,245	1,319
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	1,890	1,895
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2037	1,100	1,109
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/2037	1,680	1,675
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2038	1,200	1,206
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/2040	3,460	3,469
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2040	2,000	1,988
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/2041	1,000	979
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/2045	5,000	3,883
	Ohio Health, Hospital, Nursing Home Revenue PUT	2.750%	5/1/2028	10,500	10,503
	Ohio Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/2034	360	421
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2034	1,200	1,266
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/2039	2,455	2,553
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2034	1,505	1,575
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2037	1,730	1,794
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/2045	3,250	3,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2034	500	492
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2035	4,960	5,136
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/2040	5,375	5,447
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/2045	2,400	1,999
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2038	1,055	1,017
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2039	1,105	1,052
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2040	1,225	1,139
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	4.000%	12/1/2041	1,275	1,162
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2020 Project)	3.000%	2/1/2037	2,500	2,322
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2034	350	404
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2035	500	582
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2037	700	798
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2038	1,500	1,695
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2039	1,750	1,965
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2040	1,250	1,392
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2042	1,700	1,854
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	5.000%	2/1/2043	550	592
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2044	960	921
	Ohio Higher Educational Facility Commission College & University Revenue (University of Dayton 2025 Project)	4.000%	2/1/2045	500	470
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2027	140	143
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2028	180	187
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2029	170	179
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2030	270	289
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2031	280	303
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2033	950	1,042
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2035	2,260	2,440
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2037	1,000	1,061
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2038	2,030	2,139
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2039	1,755	1,838
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2041	695	718
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.000%	5/1/2044	1,800	1,803
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	3.000%	7/1/2041	1,475	1,226
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	1,460	1,429
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	3.150%	2/2/2026	6,315	6,315
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.910%	11/1/2036	2,859	2,936
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	4.550%	4/1/2041	3,640	3,824
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,350	2,326
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	3/1/2053	11,085	11,747
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	3,825	4,187
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2055	5,190	5,746
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	3/1/2056	3,280	3,650
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.750%	9/1/2050	1,325	1,333
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	9/1/2052	5,150	5,129
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.375%	3/1/2056	1,905	2,204
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	2,270	2,296
[5]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Silver Birch of Mason Project)	6.100%	1/1/2046	1,575	1,591
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,565	1,575
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/2035	1,000	1,180
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/2036	1,500	1,779
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2036	6,980	7,359
	Ohio Lease (Appropriation) Revenue (Improvement Funding Projects)	5.000%	12/1/2037	5,000	5,254
	Ohio Special Obligation Revenue	5.000%	10/1/2037	5,080	5,329
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2038	1,015	1,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2040	1,110	1,200
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/2040	1,115	1,189
	Ohio Special Obligation Revenue, Prere.	5.000%	4/1/2027	3,020	3,115
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2032	4,000	4,204
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2033	13,980	14,332
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2035	10,000	10,460
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2036	18,400	13,460
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2036	17,060	17,814
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	3,540	2,468
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2037	7,385	7,690
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	16,390	9,819
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	12,230	6,113
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	5.000%	2/15/2043	17,500	17,951
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2037	9,390	10,086
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/2038	5,485	5,869
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2036	13,955	15,060
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	17,770	19,088
	Ohio Water Development Authority Water Pollution Control Loan Fund Nuclear Revenue	4.750%	6/1/2033	5,000	5,295
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2026	10,525	10,766
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	10,010	10,377
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2027	14,480	15,207
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2028	4,480	4,763
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	24,680	25,571
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2028	8,360	8,998
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2037	2,425	2,830
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2040	1,500	1,660
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2041	1,500	1,656
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	1,625	1,773
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	7,900	8,754
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	7,000	7,645
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,875	7,436
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	6,330	6,897
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2044	8,975	9,779
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2045	2,165	2,324
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2039	1,000	1,108
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,500	1,669
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2040	1,000	1,099
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,470	1,616
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2041	1,000	1,098
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	2,590	2,819
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2042	1,500	1,629
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	2,720	2,924
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2043	1,550	1,663
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	2,360	2,511
	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue (Duke Energy Convention Center Project)	5.000%	12/1/2044	1,375	1,459
	Princeton City School District GO	0.000%	12/1/2041	1,065	531
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	4,000	4,131
	Summit County Development Finance Authority Auto Parking Revenue (University of Akron Parking Project)	5.500%	12/1/2043	3,300	3,529
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2033	125	140
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2034	260	293
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2035	445	503
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2036	360	404
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2037	500	555
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2038	500	551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2040	455	492
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.000%	7/1/2045	2,710	2,797
	Toledo City School District GO	5.000%	12/1/2034	800	943
	Toledo City School District GO	5.000%	12/1/2035	560	659
	Toledo City School District GO	5.000%	12/1/2036	1,575	1,834
	Toledo City School District GO	5.000%	12/1/2037	1,100	1,270
	Toledo City School District GO	5.000%	12/1/2038	1,900	2,179
	Toledo City School District GO	5.000%	12/1/2040	500	563
	Toledo City School District GO	5.000%	12/1/2041	1,400	1,558
	Toledo City School District GO	5.000%	12/1/2042	1,855	2,030
	Toledo City School District GO	5.000%	12/1/2043	1,100	1,189
	Toledo City School District GO	5.000%	12/1/2044	1,730	1,854
	Toledo City School District GO	5.000%	12/1/2045	1,260	1,336
	Toledo OH GO	4.000%	12/1/2035	1,200	1,237
[2]	University of Akron College & University Revenue	5.000%	1/1/2030	1,085	1,177
	University of Akron College & University Revenue	5.000%	1/1/2031	2,175	2,178
	University of Cincinnati College & University Revenue	5.000%	6/1/2032	560	639
	University of Cincinnati College & University Revenue	5.000%	6/1/2033	1,000	1,156
	University of Cincinnati College & University Revenue	4.000%	6/1/2034	2,215	2,290
	University of Cincinnati College & University Revenue	4.000%	6/1/2035	1,250	1,288
	University of Cincinnati College & University Revenue	5.000%	6/1/2040	1,125	1,246
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	1,900	2,087
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,225	2,444
	University of Cincinnati College & University Revenue	5.000%	6/1/2041	2,040	2,252
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	11,780	12,803
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,335	2,538
	University of Cincinnati College & University Revenue	5.000%	6/1/2042	2,655	2,902
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	5,975	6,433
	University of Cincinnati College & University Revenue	5.000%	6/1/2043	2,450	2,638
	University of Cincinnati College & University Revenue	5.000%	6/1/2044	3,100	3,303
[5]	University of Toledo College & University Revenue TOB VRDO	3.400%	2/2/2026	22,090	22,090
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,215	1,238
	Worthington City School District GO	5.000%	12/1/2038	700	779
	Worthington City School District GO	5.000%	12/1/2039	1,000	1,107
					1,831,389
Oklahoma (0.4%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2039	800	887
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	5.000%	9/1/2040	1,160	1,268
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.000%	9/1/2044	3,930	3,816
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2026	785	790
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/2028	1,750	1,785
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2039	1,000	1,104
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2040	4,195	4,597
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	6,000	6,537
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	4,500	4,950
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,321
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2042	4,000	4,356
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2036	675	757
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2037	1,320	1,469
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,000	1,107
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2039	575	632
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2040	365	398
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,325	5,060
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,130	1,074
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	1,924
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,185	1,086
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,540	3,168
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,310	1,158
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	1,380	1,205
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,450	1,237
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	225	187
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2039	800	909
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.000%	7/1/2041	1,000	1,110
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2036	1,305	1,353
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2037	3,085	3,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2038	2,005	2,054
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2039	2,500	2,549
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/2040	1,500	1,523
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	17,165	17,340
	Oklahoma Capitol Improvement Authority Lease Revenue, Prere.	4.000%	7/1/2028	235	245
	Oklahoma City OK GO	5.000%	3/1/2028	3,080	3,254
	Oklahoma City OK GO	4.000%	3/1/2030	1,900	1,929
	Oklahoma City OK GO	4.000%	3/1/2039	5,800	6,008
	Oklahoma City OK GO	4.000%	3/1/2039	7,000	7,287
	Oklahoma City OK GO	4.000%	3/1/2040	7,420	7,620
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2039	1,750	1,991
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2041	1,500	1,671
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2042	3,255	3,582
	Oklahoma City Water Utilities Trust Lease (Abatement) Revenue	5.000%	7/1/2043	1,675	1,825
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	3,600	3,640
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	1,850	1,870
	Oklahoma City Water Utilities Trust Water Revenue, Prere.	5.000%	7/1/2026	2,500	2,528
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Midwest City-Del City Public Schools Project)	5.000%	10/1/2037	1,000	1,138
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2038	1,000	1,131
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2039	1,150	1,292
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2040	1,500	1,670
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2041	2,000	2,199
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2042	1,500	1,628
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2044	1,850	1,957
[2]	Oklahoma County Finance Authority Lease (Appropriation) Revenue (MidWest City-Del City Public Schools Project)	5.000%	10/1/2045	1,000	1,046
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,795	1,796
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,810	1,812
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	3,430	3,439
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	3,105	3,112
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2026	1,270	1,280
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2027	2,075	2,128
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2029	2,740	2,842
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2033	8,710	8,984
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/2037	3,000	3,177
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/2038	18,475	18,800
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2031	5,000	5,610
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2032	6,000	6,834
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2033	6,485	7,470
	Oklahoma Industries Authority Lease (Appropriation) Revenue (Oklahoma City Public School Project)	5.000%	4/1/2034	1,000	1,160
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/2037	1,425	1,644
	Oklahoma State University College & University Revenue	4.000%	9/1/2036	980	1,019
	Oklahoma State University College & University Revenue	4.000%	9/1/2039	935	955
	Oklahoma State University College & University Revenue	3.000%	9/1/2040	515	455
	Oklahoma State University College & University Revenue	3.000%	9/1/2041	500	430
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2032	1,000	1,135
	Oklahoma Turnpike Authority Highway Revenue	3.000%	1/1/2034	3,500	3,400
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2034	2,500	2,555
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2035	3,575	3,651
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2036	2,170	2,541
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2037	3,930	4,608
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2038	2,425	2,821
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2039	3,750	4,320
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	6,125	6,935
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	1,750	1,999
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	6,975	7,811
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2041	1,000	1,129
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	4,850	5,369
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2042	1,720	1,918
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2043	5,500	6,000
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2044	14,500	15,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2045	10,250	10,910
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue	5.250%	10/1/2044	7,300	7,805
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2031	210	239
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2032	280	318
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2033	345	390
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2034	425	478
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2036	375	417
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2037	335	370
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2038	450	495
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program Revenue Bonds)	5.000%	10/1/2039	330	361
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2036	815	920
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2037	750	841
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2038	400	446
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2039	725	803
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2040	880	967
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2041	1,020	1,116
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2042	2,235	2,419
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2043	1,315	1,408
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2044	1,470	1,562
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2045	1,290	1,359
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2046	2,235	2,339
	Oklahoma Water Resources Board Water Revenue	2.125%	4/1/2036	1,745	1,502
	Oklahoma Water Resources Board Water Revenue	5.000%	10/1/2036	1,000	1,010
	Oklahoma Water Resources Board Water Revenue	4.000%	10/1/2043	7,000	7,031
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2043	1,575	1,705
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.000%	4/1/2044	1,665	1,779
	Tulsa County Independent School District No. 9 Union GO	4.000%	4/1/2027	2,350	2,391
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	350	353
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	5,000	5,243
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2031	6,000	6,326
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2028	520	552
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2030	955	1,054
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2031	2,015	2,258
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2032	2,990	3,391
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2038	1,245	1,287
	Tulsa Metropolitan Utility Authority Water Revenue	4.000%	4/1/2039	1,690	1,737
	Tulsa Public Facilities Authority Sales Tax Revenue	3.000%	6/1/2028	1,000	1,000
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2028	10,805	10,911
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2029	11,370	11,476
	Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/2031	1,000	1,008
	University of Oklahoma College & University Revenue	5.000%	7/1/2027	760	788
	University of Oklahoma College & University Revenue	5.000%	7/1/2028	795	846
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2029	1,325	1,443
[2]	University of Oklahoma College & University Revenue	5.000%	7/1/2030	765	850
					387,074
Oregon (1.0%)
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2035	1,000	1,054
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2036	1,000	1,051
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2037	1,000	1,048
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,091
	Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis GO	5.000%	6/15/2038	2,000	2,091
	Chemeketa Community College District GO	5.000%	6/15/2042	1,000	1,118
	Chemeketa Community College District GO	5.000%	6/15/2043	1,570	1,735
	Chemeketa Community College District GO	5.000%	6/15/2044	1,775	1,938
	Chemeketa Community College District GO	5.000%	6/15/2045	1,275	1,377
	Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/2026	1,000	1,010
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2036	3,750	2,484
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2037	1,375	886
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/2038	1,900	1,164
	Clackamas Community College District GO	5.000%	6/15/2033	1,260	1,474
	Clackamas Community College District GO	5.000%	6/15/2041	1,500	1,694
	Clackamas Community College District GO	5.000%	6/15/2042	1,500	1,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2033	11,905	12,311
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2037	17,120	17,605
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2038	13,040	7,584
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/2042	1,750	1,809
	Clackamas County School District No. 12 North Clackamas GO, Prere.	0.000%	6/15/2027	1,560	923
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2042	1,000	1,104
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2043	1,165	1,273
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2044	760	822
	Clackamas County School District No. 35 Molalla River GO	5.000%	6/15/2045	1,825	1,955
	Clackamas County School District No. 46 Oregon Trail GO	5.000%	6/15/2030	2,245	2,328
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/2034	550	577
	Columbia County School District No. 502 GO	5.000%	6/15/2045	1,115	1,163
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2035	1,250	1,476
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2036	5,000	5,831
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2037	4,000	4,619
	Deschutes & Jefferson Counties OR School District No. 2J Redmond GO	5.000%	6/15/2042	1,250	1,381
	Forest Grove OR College & University Revenue	4.000%	5/1/2037	635	609
	Forest Grove OR College & University Revenue	4.000%	5/1/2039	875	826
	Forest Grove OR College & University Revenue (Pacific University Project)	5.000%	5/1/2030	550	551
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2031	1,000	1,097
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2032	1,000	1,112
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2033	1,215	1,366
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2035	1,000	1,145
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2036	1,000	1,131
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2037	1,000	1,121
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2038	1,000	1,112
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2039	1,000	1,104
[10]	Lincoln County OR School District GO, 5.000% coupon rate effective 6/15/2026	0.000%	6/15/2040	500	546
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2027	1,230	1,276
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2029	600	648
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2030	2,040	2,246
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2031	2,230	2,451
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2032	1,350	1,478
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2033	800	872
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2034	1,250	1,357
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2036	1,500	1,609
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2037	1,725	1,840
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2038	2,200	2,338
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2040	13,250	13,359
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/2045	1,875	1,732
	Morrow County School District No. 1 GO	5.000%	6/15/2033	500	585
	Morrow County School District No. 1 GO	5.000%	6/15/2035	1,175	1,403
	Morrow County School District No. 1 GO	5.000%	6/15/2036	1,000	1,180
	Morrow County School District No. 1 GO	5.000%	6/15/2037	1,500	1,753
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/2037	5,000	5,146
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2033	5,350	5,353
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2036	4,000	3,842
	Multnomah County OR School District No. 1J Portland GO	3.000%	6/15/2037	12,160	11,418
	Multnomah County OR School District No. 1J Portland GO	5.000%	6/15/2040	6,820	7,585
	Multnomah County School District No. 40 GO	0.000%	6/15/2031	2,000	1,707
	Multnomah County School District No. 40 GO	0.000%	6/15/2032	1,715	1,412
	Multnomah County School District No. 40 GO	0.000%	6/15/2037	1,000	635
	Multnomah County School District No. 40 GO	0.000%	6/15/2038	750	447
	Multnomah-Clackamas Counties OR Centennial School District No. 28JT GO	5.000%	6/15/2045	2,000	2,076
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2026	705	710
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2034	2,675	2,757
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2035	2,750	2,831
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	4,365	4,481
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2037	3,590	4,084
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	3,350	3,864
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	3,890	4,348
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2040	2,870	3,282
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2041	800	909
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2042	9,000	9,871
	Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2042	2,000	2,286
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2042	1,030	1,154
	Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2042	1,495	1,642
	Oregon (Article XI-Q State Projects) GO	5.000%	8/1/2043	700	775
	Oregon (Article XI-Q State Projects) GO	5.000%	11/1/2043	1,105	1,202
	Oregon (Article XI-Q State Projects) GO	5.250%	5/1/2044	3,100	3,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon City School District No. 62 GO	0.000%	6/15/2027	250	242
	Oregon City School District No. 62 GO	0.000%	6/15/2028	200	188
	Oregon City School District No. 62 GO	0.000%	6/15/2030	500	445
	Oregon City School District No. 62 GO	0.000%	6/15/2031	590	510
	Oregon City School District No. 62 GO	0.000%	6/15/2032	625	522
	Oregon City School District No. 62 GO	0.000%	6/15/2033	500	403
	Oregon City School District No. 62 GO	0.000%	6/15/2034	500	387
	Oregon City School District No. 62 GO	5.000%	6/15/2038	2,635	2,755
	Oregon City School District No. 62 GO	5.000%	6/15/2042	1,750	1,956
	Oregon City School District No. 62 GO	5.000%	6/15/2043	1,550	1,712
	Oregon City School District No. 62 GO	5.000%	6/15/2044	2,100	2,293
	Oregon City School District No. 62 GO	5.000%	6/15/2045	2,000	2,160
	Oregon City School District No. 62 GO	5.000%	6/15/2046	5,000	5,358
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2032	2,000	2,304
	Oregon Department of Transportation Appropriations Revenue	5.000%	5/15/2033	2,500	2,917
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2037	9,000	9,643
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2038	15,070	16,088
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2039	5,605	5,950
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2040	17,030	18,279
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2042	21,000	22,084
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2032	8,000	9,271
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2033	20,000	23,486
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2034	61,670	73,197
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2039	1,000	1,143
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	1,200	1,340
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2043	1,150	1,272
	Oregon GO	4.000%	8/1/2033	1,700	1,730
	Oregon GO	5.000%	5/15/2034	2,000	2,198
	Oregon GO	5.000%	5/15/2035	1,250	1,370
	Oregon GO	5.000%	5/15/2036	1,000	1,090
	Oregon GO	5.000%	5/15/2038	1,750	1,889
	Oregon GO	5.000%	5/15/2039	2,195	2,361
	Oregon GO	5.000%	6/1/2039	2,500	2,885
	Oregon GO	5.000%	8/1/2039	1,175	1,248
	Oregon GO	5.000%	6/1/2040	2,550	2,852
	Oregon GO	5.000%	6/1/2040	2,555	2,922
	Oregon GO	5.000%	6/1/2041	2,015	2,285
	Oregon GO	5.250%	6/1/2042	3,000	3,397
	Oregon GO	5.250%	6/1/2042	1,000	1,144
	Oregon GO	5.250%	6/1/2043	3,000	3,356
	Oregon GO	5.500%	12/1/2053	5,070	5,485
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	2,000	2,026
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/2051	1,515	1,515
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	6.250%	7/1/2055	3,950	4,472
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Fields Apartments Project)	3.930%	10/1/2036	3,813	3,925
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	4,720	4,828
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	2.050%	7/1/2036	1,000	851
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Single Family Mortgage Program)	5.500%	7/1/2053	6,075	6,585
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,365	1,373
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,275	12,472
[5]	Oregon State Facilities Authority Charter School Aid Revenue	4.625%	6/15/2035	270	279
[5]	Oregon State Facilities Authority Charter School Aid Revenue	5.500%	6/15/2045	475	479
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	15,345	16,648
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	4,100	4,127
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2033	4,000	4,025
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2026	1,810	1,812
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	2,025	2,034
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2028	2,500	2,511
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2029	1,420	1,427
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2026	1,080	1,091
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2027	2,725	2,745
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	3,965	3,990
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2028	300	313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2029	600	635
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2030	750	804
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/2035	1,495	1,577
[6]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	15,780	15,780
	Oregon State Lottery Revenue	5.000%	4/1/2031	3,530	3,636
	Oregon State Lottery Revenue	5.000%	4/1/2033	3,980	4,287
	Oregon State Lottery Revenue	5.000%	4/1/2034	2,135	2,296
	Oregon State Lottery Revenue	5.000%	4/1/2036	1,670	1,713
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,139
	Oregon State Lottery Revenue	5.000%	4/1/2036	2,000	2,357
	Oregon State Lottery Revenue	5.000%	4/1/2037	1,000	1,168
	Oregon State Lottery Revenue	5.000%	4/1/2038	3,215	3,411
	Oregon State Lottery Revenue	5.000%	4/1/2038	2,750	3,185
	Oregon State Lottery Revenue	5.000%	4/1/2039	2,690	3,095
	Oregon State Lottery Revenue	5.000%	4/1/2040	4,550	5,171
	Oregon State Lottery Revenue	5.000%	4/1/2041	3,430	3,877
	Oregon State Lottery Revenue	5.250%	4/1/2042	4,000	4,567
	Oregon State Lottery Revenue	5.250%	4/1/2043	4,050	4,565
	Oregon State University College & University Revenue	5.000%	4/1/2045	6,000	6,475
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2038	1,745	1,623
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/2039	2,695	2,467
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	1,610	1,635
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,310	2,346
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2026	2,500	2,539
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	2,160	2,252
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/2027	1,025	1,069
	Port of Morrow OR GO	4.000%	12/1/2038	1,455	1,384
	Portland OR (Curb & Street Improvement Projects) GO	5.000%	5/1/2040	3,820	4,342
	Portland OR (Portland Building Project) GO	5.000%	6/15/2035	6,160	6,498
	Portland OR (Portland Building Project) GO	5.000%	6/15/2036	5,950	6,258
	Portland OR (Portland Building Project) GO	5.000%	6/15/2037	6,005	6,299
	Portland OR (Portland Building Project) GO	5.000%	6/15/2038	6,880	7,201
	Portland OR (Portland Building Project) GO	5.000%	6/15/2039	5,045	5,269
	Portland OR (Portland Building Project) GO	5.000%	6/15/2040	2,000	2,084
	Portland OR Sewer System Sewer Revenue	5.000%	6/1/2030	1,980	2,202
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2040	1,240	1,407
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2041	1,375	1,555
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2042	1,650	1,845
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2043	1,375	1,518
	Portland OR Sewer System Sewer Revenue	5.000%	10/1/2044	2,140	2,329
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/2047	1,650	1,740
	Portland OR Water System Water Revenue	2.000%	5/1/2042	2,715	1,967
	Portland OR Water System Water Revenue	2.000%	5/1/2043	4,910	3,426
	Portland OR Water System Water Revenue	5.000%	5/1/2044	2,720	2,838
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2027	260	265
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/2028	310	321
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2029	260	265
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2030	195	200
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2031	400	411
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2032	345	355
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	4.000%	5/15/2040	1,000	968
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/2037	2,280	2,399
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	5,000	4,818
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2036	15,475	16,258
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2037	12,500	13,097
	Salem-Keizer School District No. 24J GO	5.000%	6/15/2038	10,000	10,453
	Seaside School District No. 10 GO	5.000%	6/15/2034	3,475	3,591
	Seaside School District No. 10 GO	5.000%	6/15/2035	2,000	2,064
	Seaside School District No. 10 GO	5.000%	6/15/2036	2,500	2,576
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,360	1,454
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2039	1,665	1,737
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2031	5,460	5,660
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2032	4,115	4,262
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2035	4,000	4,129
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2037	4,205	4,328
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2039	4,475	4,748

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2042	6,000	6,706
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2043	5,000	5,524
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/2045	6,330	6,838
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2028	1,065	1,133
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2035	10,560	10,897
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/2036	12,120	12,488
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	2,443	1,565
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	5,500	3,589
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	5,500	3,333
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2038	7,100	4,366
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2039	7,500	4,344
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2040	7,750	4,213
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	6,500	3,317
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2042	5,000	2,385
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2043	3,600	1,602
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2044	5,000	2,080
Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	5,000	1,945
				848,905
Pennsylvania (4.0%)
Abington School District GO	4.000%	10/1/2038	5,000	5,021
Abington School District GO	4.000%	10/1/2039	2,500	2,506
Adams County General Authority College & University Revenue	5.000%	8/15/2031	715	792
Adams County General Authority College & University Revenue	5.000%	8/15/2032	755	846
Adams County General Authority College & University Revenue	5.000%	8/15/2033	1,100	1,191
Adams County General Authority College & University Revenue	5.000%	8/15/2034	935	1,066
Adams County General Authority College & University Revenue	5.000%	8/15/2037	1,085	1,228
Adams County General Authority College & University Revenue	5.000%	8/15/2038	1,140	1,281
Adams County General Authority College & University Revenue	5.000%	8/15/2041	1,225	1,341
Adams County General Authority College & University Revenue	5.000%	8/15/2042	1,390	1,501
Adams County General Authority College & University Revenue	5.000%	8/15/2044	850	894
Adams County General Authority College & University Revenue	5.000%	8/15/2045	750	779
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.600%	6/1/2029	630	635
Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	990	999
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2031	950	975
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2032	1,000	1,021
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2033	700	720
Allegheny County Higher Education Building Authority College & University Revenue	5.250%	9/1/2035	550	560
Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/2040	2,000	1,974
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2026	8,605	8,634
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	15,000	15,369
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	8,040	8,428
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	9,385	9,842
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	7,000	7,338
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	6,110	6,559
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	11,000	11,509
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	10,000	10,442
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	14,260	14,855
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	5,250	5,568
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	14,500	15,062
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2035	6,790	6,917
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	11,000	11,410
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	7,000	7,016
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	2,095	2,103
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	14,500	14,505
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,360	2,352
Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	3,030	3,213
Allegheny County PA GO	5.000%	11/1/2043	2,250	2,320
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2030	350	391
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2031	540	615
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2034	830	873
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2034	750	862
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2035	400	419
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2035	750	857
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2036	625	707
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2037	600	621
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2037	860	967
Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2038	750	774
Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2038	1,000	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2039	705	782
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2040	1,000	1,101
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2041	16,380	16,674
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/2043	1,245	1,335
[2]	Allentown City School District GO	5.000%	2/1/2029	3,150	3,326
[2]	Allentown City School District GO	5.000%	2/1/2030	4,275	4,581
[2]	Allentown City School District GO	5.000%	2/1/2033	5,000	5,337
[2]	Allentown City School District GO	5.000%	6/1/2033	1,545	1,555
[2]	Allentown City School District GO	5.000%	6/1/2034	2,000	2,012
[2]	Allentown City School District GO	4.000%	2/1/2035	2,500	2,568
[2]	Allentown City School District GO	5.000%	2/1/2037	2,550	2,675
[2]	Allentown City School District GO	5.000%	6/1/2037	1,500	1,507
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2029	1,450	1,534
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	1,450	1,556
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2031	2,830	3,073
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2032	3,345	3,664
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2033	2,550	2,781
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2034	1,915	2,079
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2035	2,700	2,914
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2036	1,000	1,073
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2042	10,010	10,406
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	2,390	2,445
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	1,715	1,784
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2028	4,810	4,922
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/2032	7,565	7,748
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2033	1,500	1,551
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/2042	7,705	7,919
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/2042	20,670	20,949
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2031	3,545	3,562
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2032	3,665	3,678
[2]	Baldwin Whitehall School District GO	3.000%	11/15/2033	3,765	3,751
	Bellefonte Area School District GO	5.000%	5/15/2042	1,365	1,461
	Bellefonte Area School District GO	5.000%	5/15/2043	2,215	2,350
	Bellefonte Area School District GO	5.000%	5/15/2044	2,000	2,110
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/2026	470	444
[1]	Bermudian Springs School District GO	5.000%	5/1/2031	1,955	2,018
	Bethel Park School District GO	4.000%	8/1/2035	1,760	1,828
	Bethel Park School District GO	4.000%	8/1/2036	1,500	1,556
[2]	Bethlehem Area School District GO	5.000%	10/1/2036	350	391
[2]	Bethlehem Area School District GO	5.000%	10/1/2037	500	556
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/2035	6,035	6,078
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2036	1,055	1,128
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2038	1,160	1,226
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2042	1,410	1,441
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2043	1,480	1,501
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2044	1,555	1,568
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	475	479
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	585	595
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2028	785	804
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2029	825	851
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2031	1,825	1,896
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2032	1,915	1,983
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2029	300	317
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2031	1,300	1,411
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2032	2,055	2,219
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2033	3,050	3,277
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2034	1,500	1,603
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2035	1,250	1,329
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2036	1,350	1,427
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2037	1,000	1,053
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2041	1,275	1,319
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/2046	4,835	4,193
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/2044	1,690	1,535
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2026	1,000	1,021
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2027	570	596
[1]	Bucks County Water & Sewer Authority Sewer Revenue	5.000%	12/1/2029	1,000	1,048
[1]	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/2032	1,225	1,391
	Capital Region Water Revenue	5.000%	7/15/2027	1,075	1,112
	Capital Region Water Revenue	5.000%	7/15/2028	1,500	1,588
	Centennial School District Bucks County GO	5.000%	12/15/2032	1,235	1,348

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Centennial School District Bucks County GO	5.000%	12/15/2037	1,555	1,671
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	1,350	1,398
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	2,100	2,166
	Chester County Health & Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2040	1,000	989
	Chester County Health & Education Facilities Authority Miscellaneous Revenue	3.000%	11/1/2029	1,465	1,443
[5]	Chester County IDA Charter School Aid Revenue	4.000%	10/1/2039	1,325	1,264
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2032	1,820	2,028
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2033	2,960	3,283
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2034	3,110	3,434
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2035	3,265	3,583
[2]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2036	3,430	3,745
	Chester County IDA Recreational Revenue	4.000%	12/1/2040	2,500	2,536
	Chester County IDA Recreational Revenue	4.000%	12/1/2041	2,740	2,758
[2]	Coatesville School District GO	0.000%	10/1/2034	1,530	1,092
[2]	Coatesville School District GO	0.000%	10/1/2036	4,000	2,587
[2]	Coatesville School District GO	4.250%	11/15/2039	10,195	10,441
[1]	Coatesville School District GO	5.250%	11/15/2040	2,450	2,722
[1]	Coatesville School District GO	5.250%	11/15/2041	2,600	2,875
[1]	Coatesville School District GO	5.250%	11/15/2042	1,700	1,855
[1]	Coatesville School District GO	5.250%	11/15/2043	1,000	1,077
	Colonial School District GO	5.000%	2/15/2036	1,000	1,023
	Colonial School District GO	5.000%	2/15/2037	1,015	1,038
	Colonial School District GO	5.000%	2/15/2038	1,560	1,592
	Colonial School District GO	5.000%	2/15/2039	1,350	1,377
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2027	1,000	1,032
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2028	1,000	1,057
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/2029	1,000	1,080
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2026	8,500	8,574
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2027	4,440	4,596
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	12,235	12,951
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2034	1,875	1,962
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2035	6,600	6,891
[1]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/2039	6,615	6,613
	Commonwealth of Pennsylvania GO	5.000%	9/1/2026	15,000	15,239
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	24,500	24,916
	Commonwealth of Pennsylvania GO	5.000%	9/1/2028	35,000	37,386
	Commonwealth of Pennsylvania GO	4.000%	1/1/2029	25,000	25,350
	Commonwealth of Pennsylvania GO	5.000%	9/1/2030	35,000	39,051
	Commonwealth of Pennsylvania GO	5.000%	4/1/2031	15,000	16,930
	Commonwealth of Pennsylvania GO	5.000%	9/1/2031	20,390	23,169
	Commonwealth of Pennsylvania GO	5.000%	9/1/2032	25,000	28,774
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2033	40,000	41,113
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/2034	33,000	33,876
	Commonwealth of Pennsylvania GO	3.000%	5/15/2034	2,450	2,447
	Commonwealth of Pennsylvania GO	5.000%	10/1/2034	22,000	25,243
	Commonwealth of Pennsylvania GO	3.000%	5/15/2035	7,870	7,830
	Commonwealth of Pennsylvania GO	5.000%	10/1/2035	32,500	36,951
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	14,000	14,293
	Commonwealth of Pennsylvania GO	3.000%	5/15/2036	6,420	6,306
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	8,000	8,147
[2]	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	17,440	17,775
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	1,725	1,436
	Commonwealth of Pennsylvania GO	2.000%	5/15/2038	10,000	8,106
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	11,500	9,083
	Commonwealth of Pennsylvania GO	2.000%	5/15/2040	28,450	21,606
	Commonwealth of Pennsylvania GO	2.000%	5/15/2041	26,600	19,511
	Commonwealth of Pennsylvania GO	4.000%	8/15/2041	14,000	14,182
	Commonwealth of Pennsylvania GO	4.000%	9/1/2041	13,500	13,689
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	11,655	13,057
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	14,695	14,778
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	17,950	17,827
	Commonwealth of Pennsylvania GO	5.000%	4/1/2044	25,625	28,044
	Commonwealth of Pennsylvania GO	5.000%	4/1/2045	25,625	27,682
	Conestoga Valley School District GO	4.000%	2/1/2039	5	5
	Council Rock School District GO	2.000%	8/15/2040	3,730	2,767
	Council Rock School District GO	2.000%	8/15/2041	2,645	1,922
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,705	1,850
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	2,050	2,051
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	2,000	1,829
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	7,155	6,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	420	448
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	510	554
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2034	1,675	1,842
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2035	1,760	1,936
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.250%	6/1/2044	4,310	4,425
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2030	2,800	2,240
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.000%	10/15/2034	1,800	1,350
[5]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	5.125%	10/15/2041	3,000	1,950
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/2029	1,525	1,536
	Dauphin County PA GO	5.000%	11/15/2041	1,730	1,869
	Dauphin County PA GO	5.000%	11/15/2042	3,880	4,152
	Dauphin County PA GO	5.000%	11/15/2043	2,000	2,119
	Delaware County Authority College & University Revenue	5.000%	10/1/2030	2,400	2,431
	Delaware County Authority College & University Revenue	4.000%	12/1/2031	1,000	1,012
	Delaware County PA GO	5.000%	8/1/2037	345	388
	Delaware County PA GO	5.000%	8/1/2038	460	511
	Delaware County PA GO	5.000%	8/1/2042	1,475	1,591
	Delaware County PA GO	5.000%	8/1/2043	1,850	1,980
	Delaware County PA GO	5.000%	8/1/2044	1,390	1,471
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2030	2,035	2,111
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2037	3,500	3,603
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/2029	6,100	5,893
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/2035	2,000	2,133
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	5,000	5,322
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	1,590	1,682
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	6,620	6,903
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	970	990
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2034	2,950	2,981
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2037	1,060	1,065
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2038	1,575	1,579
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2043	125	106
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2043	1,310	1,252
	East Lycoming School District GO	4.000%	9/15/2039	1,040	1,056
	East Lycoming School District GO	4.000%	9/15/2040	1,000	1,015
	Easton Area School District GO	4.000%	4/1/2030	2,300	2,302
	Easton Area School District GO	5.000%	2/1/2031	1,580	1,666
[2]	Fairview School District GO	3.000%	9/15/2034	650	644
[2]	Fairview School District GO	3.000%	9/15/2036	500	479
[2]	Fairview School District GO	3.000%	9/15/2037	500	470
[2]	Fairview School District GO	3.000%	9/15/2038	1,000	917
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2034	2,430	2,413
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2037	3,030	2,854
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2038	2,585	2,387
[2]	Gateway School District Alleghany County GO	3.000%	10/15/2039	1,245	1,130
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	8,745	9,418
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	17,175	17,185
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	27,795	29,898
[1]	Harrisburg School District GO	5.000%	11/15/2026	4,560	4,653
[1]	Harrisburg School District GO	5.000%	11/15/2027	1,410	1,473
	Haverford Township School District GO	3.000%	3/1/2035	3,925	3,860
[1]	Hempfield Area School District GO	5.000%	3/15/2042	14,000	14,965
	Kennett Consolidated School District GO	5.000%	2/15/2041	275	303
	Kennett Consolidated School District GO	5.000%	2/15/2042	325	352
	Kennett Consolidated School District GO	5.000%	2/15/2043	1,245	1,333
	Kennett Consolidated School District GO	5.000%	2/15/2045	500	526
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2028	800	830
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2029	450	467
	Lackawanna County IDA College & University Revenue	5.000%	11/1/2030	430	446
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,730	6,819
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,430	1,448
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,385	1,402
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	2,635	2,638
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,000	3,031
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,000	3,031
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	800	844
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2038	1,200	1,261
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,250	1,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	2,500	2,602
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2041	1,000	1,038
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2031	5,985	6,233
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2037	3,000	3,079
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/2042	5,000	4,925
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2029	985	1,018
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2030	400	413
[2]	Lancaster Higher Education Authority College & University Revenue (Harrisburg Area Community College Project)	4.000%	10/1/2031	500	515
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2026	165	166
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2027	225	230
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2028	200	208
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2029	190	201
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2030	200	215
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2031	210	228
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2032	310	340
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2033	400	441
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Garden Spot Village Project)	5.000%	5/1/2034	425	467
	Lancaster Municipal Authority Health, Hospital, Nursing Home Revenue (Luthercare Project)	4.000%	12/1/2035	1,825	1,874
[2]	Lancaster PA GO	5.000%	11/1/2034	1,890	2,133
[2]	Lancaster School District GO	5.000%	6/1/2030	250	275
[2]	Lancaster School District GO	5.000%	6/1/2031	250	280
[2]	Lancaster School District GO	5.000%	6/1/2032	375	426
[2]	Lancaster School District GO	5.000%	6/1/2042	1,705	1,855
[2]	Lancaster School District GO	5.000%	6/1/2043	1,065	1,145
[2]	Lancaster School District GO	5.000%	6/1/2044	1,210	1,288
	Latrobe IDA College & University Revenue	5.000%	3/1/2030	160	168
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	200	211
	Latrobe IDA College & University Revenue	4.000%	3/1/2035	415	404
	Latrobe IDA College & University Revenue	4.000%	3/1/2036	425	409
	Latrobe IDA College & University Revenue	4.000%	3/1/2037	245	233
	Latrobe IDA College & University Revenue	4.000%	3/1/2038	225	211
	Latrobe IDA College & University Revenue	4.000%	3/1/2041	250	220
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2041	3,655	3,728
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2042	5,485	5,522
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	10,485	10,388
[2]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/2044	7,000	6,787
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,065	2,176
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,910	3,072
[1]	Luzerne County PA GO	5.000%	12/15/2026	1,000	1,022
[1]	Luzerne County PA GO	5.000%	12/15/2026	500	511
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	524
[1]	Luzerne County PA GO	5.000%	12/15/2027	500	524
	Manheim Central School District GO	4.000%	5/1/2036	825	843
[2]	Middletown Area School District GO	5.000%	3/1/2039	1,670	1,816
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	2,000	2,193
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	520	570
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,200	1,337
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	810	914
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2037	1,000	1,019
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	2,000	1,962
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,050	2,079
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,165	2,247
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,040	4,282
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	7,205	7,638
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	4,000	4,235
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,000	1,110
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	1,160	1,183
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	3,000	3,028
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	2,875	2,884
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	3,250	3,240
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2040	2,170	2,142
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2041	3,125	3,044
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2042	2,250	2,151
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2027	2,010	2,086
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2028	2,020	2,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2029	3,120	3,371
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	1,520	1,642
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2031	4,500	4,845
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2033	4,790	5,117
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2034	3,000	3,068
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2035	2,000	2,035
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/2036	1,500	1,517
	Montgomery County PA GO	5.000%	10/1/2039	6,165	6,706
	Montgomery County PA IDA College & University Revenue (Ursinus College Project)	4.000%	11/1/2034	5,125	4,983
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2027	1,385	1,414
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Program)	5.000%	12/1/2028	1,455	1,485
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2033	400	404
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/2029	6,785	7,095
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	36,865	37,750
	Moon Area School District GO	5.000%	5/15/2043	1,000	1,056
	Moon Area School District GO	5.000%	5/15/2044	1,000	1,047
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/2030	5,855	5,790
	Moon IDA Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	10,425	10,425
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2032	1,515	1,593
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2033	1,145	1,202
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2034	1,000	1,048
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2035	1,000	1,045
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2036	1,250	1,301
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/2037	2,420	2,511
	Norristown Area School District GO	5.000%	10/1/2039	875	970
	Norristown Area School District GO	5.000%	10/1/2040	550	604
	Norristown Area School District GO	5.000%	10/1/2044	1,200	1,264
	Norristown Area School District GO	5.000%	10/1/2045	1,200	1,253
	North Allegheny School District GO	4.000%	5/1/2034	1,020	1,055
	North Allegheny School District GO	4.000%	5/1/2035	1,015	1,044
	North Allegheny School District GO	4.000%	5/1/2036	760	781
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/15/2033	2,000	2,335
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,175	3,211
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	5,205	5,270
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	7,720	7,816
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	8,130	8,229
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2043	10,000	9,553
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,195	1,200
	Penn Delco School District GO	3.000%	6/1/2032	600	604
	Penn Delco School District GO	3.000%	6/1/2033	600	601
	Penn Delco School District GO	3.000%	6/1/2034	830	825
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2043	1,000	1,080
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2044	1,325	1,418
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,000	1,005
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	7,140	7,176
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	5,300	5,400
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	4,130	4,298
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	3,325	3,506
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	10,015	10,434
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	350	376
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	9,000	9,129
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2029	1,480	1,593
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,270	4,444
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2030	1,885	2,070
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2030	2,500	2,750
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	450	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	525	578
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	2,200	2,287
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	1,280	1,426
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2031	2,000	2,186
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	5,000	5,540
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	2,185	2,265
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/2034	1,840	1,987
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	5,000	5,062
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2036	1,300	1,414
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2036	4,000	4,027
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	1,700	1,725
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2037	1,400	1,415
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2039	3,550	3,546
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,670	1,651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2040	1,000	989
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2040	2,950	2,898
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/2041	4,195	4,115
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	1,300	1,274
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	2,000	1,960
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2041	1,300	1,273
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2042	1,000	961
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	2,195	2,063
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2045	3,200	3,313
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2046	4,220	3,111
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	15,715	16,897
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2032	30,755	33,648
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2035	68,360	74,975
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/2027	3,010	3,146
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.000%	1/1/2042	1,550	1,535
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2043	1,000	998
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.125%	1/1/2044	1,500	1,474
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.950%	12/1/2026	12,845	12,611
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Co. Project)	3.000%	4/1/2039	10,000	9,163
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	2,250	2,459
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,000	1,091
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2031	1,125	1,129
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2032	1,000	1,022
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2032	7,110	7,127
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/2033	8,370	8,385
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2036	1,155	1,156
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2038	9,950	10,575
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2039	5,640	5,972
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	4,000	4,047
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2032	1,280	1,363
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, ETM	4.000%	6/15/2033	1,505	1,608
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,510	1,569
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	1,280	1,323
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	6,500	6,595
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	5,000	5,066
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	1,245	1,278
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,225	1,249
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2040	1,400	1,555
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	4,415	4,872
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	1,585	1,602
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	10,615	11,584
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	3,575	3,415
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	3,000	3,232
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	8,000	8,509
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2028	500	530
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	100	107
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	1,750	1,870
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2029	500	540
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2030	1,750	1,908
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2030	1,500	1,650
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2031	2,200	2,418
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2031	2,110	2,316
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/2033	7,415	7,421
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2037	750	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2037	12,000	12,194
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2037	1,085	1,193
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/2040	6,500	6,833
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/2041	13,500	10,619
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/2041	2,440	2,470
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/2041	9,035	9,564
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	9/1/2042	4,315	4,663
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/2044	10,000	10,066
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2050	6,690	6,641
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/2052	3,515	3,450
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/2052	7,970	8,158
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/2052	5,115	5,330
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2053	27,765	29,509
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/2053	7,947	8,472
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2053	6,820	7,434
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/2054	11,150	12,176
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/2055	3,560	4,106
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.500%	10/1/2055	7,840	9,068
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,910	2,930
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,785	2,804
[5]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.230%	2/2/2026	13,450	13,450
[5,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	8,866	8,866
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	1,350	1,365
	Pennsylvania State University College & University Revenue	5.000%	9/1/2035	4,400	4,547
	Pennsylvania State University College & University Revenue	5.000%	9/1/2037	5,000	5,819
	Pennsylvania State University College & University Revenue	5.000%	9/1/2038	5,000	5,775
	Pennsylvania State University College & University Revenue	5.000%	9/1/2039	3,250	3,726
	Pennsylvania State University College & University Revenue	5.000%	9/1/2040	3,000	3,409
	Pennsylvania State University College & University Revenue	5.000%	9/1/2041	6,250	7,075
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	5,310	5,873
	Pennsylvania State University College & University Revenue	5.000%	9/1/2042	2,000	2,237
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	4,640	5,075
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	3,500	3,862
	Pennsylvania State University College & University Revenue	5.000%	9/1/2043	2,685	2,793
	Pennsylvania State University College & University Revenue	5.000%	9/1/2044	2,505	2,708
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2026	35,485	35,790
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	1,270	1,313
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2027	5,085	5,258
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2027	1,230	1,287
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	1,775	1,838
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2028	9,365	9,699
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	2,180	2,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2028	1,465	1,536
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2029	7,635	7,701
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,340	1,404
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2029	1,330	1,391
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2030	5,165	5,209
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,810	2,942
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2030	2,820	2,948
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	7,070	7,382
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2031	3,095	3,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	17,500	18,075
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2032	10,000	11,427
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	3,250	3,541
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	2,000	2,183
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2032	20,000	23,147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2033	12,030	13,919
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	4,500	4,785
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	7,250	7,551
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2033	2,570	2,677
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	2,600	2,704
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2034	1,250	1,385
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	2,215	2,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	3,000	3,116
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,250	1,377
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	6,695	7,642
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2035	1,500	1,556
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	3,970	4,111
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	15,075	16,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,350	1,478
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	2,000	2,266
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2036	1,110	1,174
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,295	6,506
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	12,640	13,515
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	6,375	6,591
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	2,320	2,528
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,420	9,829
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2037	8,000	9,339
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	2,000	2,105
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	1,100	1,228
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,650	2,716
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	5,800	5,944
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2039	2,000	2,019
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	5,000	5,402
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,370	1,525
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	2,400	2,740
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,640	1,840
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	1,705	1,938
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,860	5,500
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2039	4,910	5,605
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	6,750	6,871
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2040	2,000	2,002
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,425	1,580
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,000	4,508
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	3,000	3,391
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	6,585	7,444
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	1,000	1,136
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	4,465	5,074
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	2,000	2,035
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	6,415	6,526
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,750	1,918
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	5,290	5,936
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	880	975
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,415	1,594
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	1,800	2,037
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2042	1,000	847
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2042	2,540	2,517
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	2,050	2,098
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	3,740	4,141
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	11,000	12,180
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,770	1,940
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,220	1,356
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	1,500	1,674
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	2,200	2,206
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	4,000	4,146
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,950	3,222
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	10,050	10,976
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,550	1,673
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	1,885	2,064
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2043	2,000	2,190
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,180	1,221
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	1,000	1,041
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,945	3,180
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	3,655	3,956
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2044	2,750	2,976
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	1,670	1,783
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2045	3,030	3,235
Pennsylvania Turnpike Commission Highway Revenue PUT	5.000%	12/1/2032	5,000	5,639
Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2026	1,475	1,506
Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2038	2,930	3,010
Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2039	5,000	5,112
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,500	1,525
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2030	2,000	2,075
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	3,500	3,626
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,125	1,268
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2031	1,360	1,533
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	6,820	7,057
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2032	2,000	2,280
Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	1,825	2,105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2033	2,500	2,884
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2034	2,875	2,967
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	1,595	1,642
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2035	4,625	5,337
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2036	770	791
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2037	1,400	1,436
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	3,675	3,946
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2039	1,360	1,522
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2040	3,860	4,138
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	2,000	2,181
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.250%	8/1/2043	2,140	2,366
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	15,155	15,249
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	6,885	7,039
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,670	3,747
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,345	1,373
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	3,775	3,850
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	5,000	5,093
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,495	2,538
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	7,000	7,099
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,670	2,950
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,098
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	2,000	2,006
[5]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2034	1,885	1,920
[5]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/2039	1,725	1,764
	Philadelphia IDA Charter School Aid Revenue (Alliance for Progress Charter School Inc. Project)	4.000%	6/15/2029	550	546
[5]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/2032	1,795	1,827
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.000%	6/15/2032	570	594
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.125%	6/15/2042	750	753
	Philadelphia IDA Charter School Aid Revenue (Independence Charter School West Project)	5.000%	6/15/2039	750	750
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2030	590	612
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/2040	620	632
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2028	420	431
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2029	220	226
[5]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/2030	145	148
	Philadelphia IDA College & University Revenue	5.000%	11/1/2028	2,455	2,595
	Philadelphia IDA College & University Revenue	5.000%	11/1/2029	2,730	2,934
	Philadelphia IDA College & University Revenue	5.000%	11/1/2030	4,275	4,590
	Philadelphia IDA College & University Revenue	5.000%	11/1/2031	2,650	2,834
	Philadelphia IDA College & University Revenue	5.000%	11/1/2032	2,850	3,038
	Philadelphia IDA College & University Revenue	5.000%	11/1/2033	5,250	5,582
	Philadelphia IDA College & University Revenue	4.000%	11/1/2035	2,750	2,792
	Philadelphia IDA College & University Revenue	4.000%	11/1/2036	1,875	1,899
	Philadelphia IDA College & University Revenue	4.000%	11/1/2039	8,160	8,160
	Philadelphia IDA College & University Revenue	4.000%	11/1/2040	8,715	8,575
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2028	325	338
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2029	340	358
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2030	500	532
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/2037	3,320	3,682
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/2042	1,270	1,275
	Philadelphia IDA Government Fund/Grant Revenue, Prere.	5.000%	5/1/2027	965	996
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,010	1,045
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,900	1,963
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	3,830	3,952
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,850	2,873
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	6,220	6,256
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	3,000	3,052
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	5,230	5,314
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	5/1/2032	1,250	1,313
	Philadelphia IDA Lease (Non-Terminable) Revenue	5.000%	10/1/2028	5,480	5,852
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	10,375	11,335
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	2,450	2,510
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2035	1,455	1,491
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2036	1,265	1,287
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2037	7,135	7,222
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2038	9,160	9,234
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2039	2,000	2,005
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/2040	5,000	4,972
	Philadelphia PA GO	4.000%	5/1/2038	7,045	7,207
	Philadelphia PA GO	4.000%	5/1/2039	3,450	3,510
	Philadelphia PA GO	4.000%	5/1/2040	12,800	12,892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2027	3,875	4,040
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2027	1,585	1,656
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2031	13,285	15,059
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2032	7,220	8,277
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2033	6,000	6,959
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2034	7,500	8,274
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2035	1,315	1,487
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2035	5,000	5,893
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2035	4,195	4,372
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2035	13,390	14,697
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2036	1,350	1,516
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2036	3,640	3,776
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2036	14,075	15,377
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2036	1,550	1,695
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	12,500	13,591
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2037	250	262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2037	1,770	1,926
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2038	2,040	2,096
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2038	13,000	14,066
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2038	2,200	2,383
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2039	3,860	4,259
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2039	5,955	6,100
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2039	5,000	5,385
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2039	2,725	2,937
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/2040	4,535	4,958
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/2040	8,465	8,564
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2040	5,000	5,359
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2040	6,000	6,435
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2041	2,285	2,545
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2042	3,150	3,467
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2043	2,910	3,164
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/2043	2,500	2,577
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2044	3,250	3,497
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	6,100	6,339
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,260	2,464
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	2,665	2,878
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	1,810	1,937
[1]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	6,615	7,204
	Pittsburgh PA GO	5.000%	9/1/2041	375	407
	Pittsburgh PA GO	5.000%	9/1/2043	525	560
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2031	1,000	1,088
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2035	1,755	1,880
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2036	2,000	2,135
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2037	2,275	2,420
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2038	2,250	2,387
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2039	2,000	2,115
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	2,960	3,063
[1,5]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	3.370%	2/2/2026	22,515	22,515
[1]	Reading School District GO	5.000%	3/1/2026	1,235	1,238
[1]	Reading School District GO	5.000%	3/1/2036	1,250	1,274
[2]	Ridley School District GO	3.000%	11/15/2038	3,820	3,584
[1]	River Valley PA School District GO	4.000%	3/15/2029	1,470	1,530
[1]	River Valley PA School District GO	4.000%	3/15/2030	1,610	1,695
[1]	River Valley PA School District GO	4.000%	3/15/2032	1,740	1,823
[1]	River Valley PA School District GO	4.000%	3/15/2034	1,880	1,958
[1]	River Valley PA School District GO	4.000%	3/15/2035	1,955	2,026
	Rose Tree Media School District GO	5.000%	4/1/2026	2,990	3,003
	Rose Tree Media School District GO	5.000%	4/1/2029	700	703
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2039	2,170	2,434
	School District of Philadelphia (Housing Finance Program) GO	5.250%	9/1/2040	2,285	2,549
	School District of Philadelphia GO	5.000%	9/1/2026	2,295	2,300
	School District of Philadelphia GO	5.000%	9/1/2029	2,010	2,177
	School District of Philadelphia GO	5.000%	9/1/2030	3,225	3,493
	School District of Philadelphia GO	5.000%	9/1/2031	4,100	4,436
	School District of Philadelphia GO	5.000%	9/1/2032	2,100	2,104
	School District of Philadelphia GO	5.000%	9/1/2032	5,485	5,914
	School District of Philadelphia GO	5.000%	9/1/2033	1,500	1,611
	School District of Philadelphia GO	5.000%	9/1/2033	1,000	1,109
	School District of Philadelphia GO	4.000%	9/1/2036	2,960	3,039
	School District of Philadelphia GO	5.000%	9/1/2036	1,000	1,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	5.250%	9/1/2036	1,000	1,145
	School District of Philadelphia GO	5.000%	9/1/2037	2,000	2,089
	School District of Philadelphia GO	5.250%	9/1/2037	2,000	2,277
	School District of Philadelphia GO	5.000%	9/1/2038	1,000	1,042
	School District of Philadelphia GO	5.250%	9/1/2038	1,400	1,583
	School District of Philadelphia GO	4.000%	9/1/2039	4,520	4,572
	School District of Philadelphia GO	5.250%	9/1/2039	5,000	5,608
	School District of Philadelphia GO	5.250%	9/1/2040	11,665	13,015
	School District of Philadelphia GO	5.000%	9/1/2044	2,000	2,067
	Scranton PA School District GO	5.000%	12/1/2030	1,640	1,803
	Scranton PA School District GO	5.000%	12/1/2031	1,730	1,926
	Scranton PA School District GO	4.000%	12/1/2041	1,750	1,759
	Scranton PA School District GO	4.125%	12/1/2043	1,450	1,452
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	400	423
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	1,145	1,151
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	1,055	1,060
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2033	650	737
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2034	680	776
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2035	735	841
[17]	Shaler Area PA School District GO	0.000%	9/1/2031	5,000	4,136
[17]	Shaler Area PA School District GO	0.000%	9/1/2032	6,195	4,924
	Souderton Area School District GO	4.000%	9/1/2032	1,115	1,164
	Southcentral Pennsylvania General Authority College & University Revenue (Aicup Financing Program - York College Program)	5.000%	5/1/2045	1,610	1,646
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	13,945	15,807
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,750	1,826
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2026	3,445	3,453
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2034	790	873
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2039	1,000	1,018
[2]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/2040	1,000	1,012
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2026	31,500	31,781
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	15,000	15,539
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2032	8,440	8,581
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2033	8,400	8,534
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2036	5,895	5,967
[1]	State Public School Building Authority Lease Revenue	5.000%	6/1/2027	600	613
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2035	3,195	3,372
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2036	3,360	3,534
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2037	2,530	2,654
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2038	2,460	2,574
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/2040	1,930	2,152
	Swarthmore Borough Authority College & University Revenue PUT	5.000%	9/13/2035	9,000	10,534
	Tredyffrin Easttown School District GO	5.000%	2/15/2041	1,000	1,082
[1]	Trinity Area School District GO	4.000%	11/1/2039	1,750	1,770
	Twin Valley School District GO	3.000%	4/1/2031	1,200	1,207
	Twin Valley School District GO	3.000%	4/1/2032	1,100	1,105
	Twin Valley School District GO	3.000%	4/1/2033	1,250	1,254
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	855	850
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2038	5,945	6,005
[2]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/2034	5,000	5,069
[1]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/2044	2,500	2,662
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2026	650	649
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2027	675	671
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2028	700	694
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2029	1,460	1,446
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2030	1,520	1,497
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	1,580	1,545
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/2041	6,110	5,281
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2026	345	346
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2027	330	338
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	400	415
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2029	700	735
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2030	550	583
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/2037	1,400	1,370
[2]	William Penn School District GO	3.000%	11/15/2039	1,000	921
	Wilson School District GO	5.000%	5/15/2037	800	905

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilson School District GO	5.000%	5/15/2040	1,000	1,105
	Wilson School District GO	5.000%	5/15/2041	1,150	1,258
[2]	Woodland Hills School District GO	4.000%	9/1/2037	730	738
[2]	Woodland Hills School District GO	4.000%	9/1/2038	1,395	1,407
[2]	Woodland Hills School District GO	4.000%	9/1/2039	1,455	1,466
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	4,405	4,525
					3,423,129
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	80,579	82,393
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	98,044	104,167
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	80,718	89,110
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	85,169	62,334
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	108,211	109,363
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	54,824	55,054
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	26,113	25,664
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	41,469	38,931
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	8,600	8,896
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	5,150	5,390
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,295	2,402
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	27,115	28,686
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	19,135	20,103
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	26,120	27,578
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	21,000	21,833
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,295	14,815
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,250	1,296
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	14,525	15,139
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	12,940	12,301
[5]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	21,350	20,296
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Public Housing Project)	5.000%	12/1/2027	4,735	4,946
	Puerto Rico Housing Finance Authority Local or Guaranteed Housing Revenue (Mirador Las Casas Project) PUT	5.000%	3/1/2026	1,420	1,422
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,115	1,161
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	225	238
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,150	1,233
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,420	1,538
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,555	2,738
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	485	517
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	145	154
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	235	231
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	325	317
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	225	217
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2039	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	230	215
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2041	45	41
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Special Assessment Revenue (Hospital De Louisiana Concepcion Project), Prere.	3.550%	11/15/2026	3,290	3,320
[1]	Puerto Rico Public Finance Corp. Miscellaneous Revenue, ETM	6.000%	8/1/2026	1,000	1,017
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	19,753	18,855
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	46,418	41,510
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	29,964	24,811
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	50,397	38,536
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	269,635	268,002
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,169	2,156
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	8,165	8,116
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	1,000	1,001
					1,168,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Rhode Island (0.2%)
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2043	1,000	1,066
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2044	2,550	2,687
	Pawtucket Redevelopment Agency Appropriations Revenue	5.000%	6/15/2045	2,175	2,269
[1]	Pawtucket RI GO	5.000%	11/1/2037	700	796
[1]	Pawtucket RI GO	5.000%	11/1/2038	475	537
[1]	Pawtucket RI GO	5.000%	11/1/2039	635	712
[1]	Pawtucket RI GO	5.000%	11/1/2040	500	556
[1]	Pawtucket RI GO	5.000%	11/1/2041	550	606
[1]	Pawtucket RI GO	5.000%	11/1/2042	750	816
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2036	5,000	5,271
[1]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/2037	3,000	3,151
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2031	700	781
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2032	1,250	1,411
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2034	1,325	1,525
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2035	1,900	2,190
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2036	2,570	2,933
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2037	1,250	1,414
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2038	1,500	1,684
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2039	1,500	1,671
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2041	1,000	1,110
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2042	1,275	1,398
[1]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.250%	9/15/2043	1,000	1,084
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/2039	6,760	7,557
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2028	515	518
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	650	654
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2035	1,575	1,582
	Rhode Island GO	3.000%	5/1/2032	8,170	8,237
	Rhode Island GO	3.000%	5/1/2033	8,420	8,471
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2027	2,000	2,029
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2033	440	491
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	100	111
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2034	465	517
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2035	500	551
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2037	675	686
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2038	400	434
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2039	770	831
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	11/1/2040	805	806
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2026	2,000	2,011
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	5,000	5,026
[3]	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	4,545	4,993
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	3,000	3,012
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	15,000	16,825
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	4.000%	5/15/2036	1,000	972
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	1,950	2,160
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2039	1,900	2,062
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	1,000	1,069
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	1,215	1,267
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2044	1,100	1,125
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2032	500	570
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2033	500	576
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2035	3,000	3,141
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2035	730	846
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2036	800	918
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2037	3,480	3,589
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,205	1,373
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,300	1,471
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	3.000%	5/15/2039	1,090	1,004
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2039	5,000	5,088
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2039	800	897
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2040	1,400	1,555
[2]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2041	2,500	2,500
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2041	1,500	1,649
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2042	3,195	3,168
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2042	1,535	1,672
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2043	3,340	3,259
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2043	1,100	1,186
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.000%	5/15/2044	2,985	2,864
	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,130	1,210
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2033	2,125	2,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2034	3,355	3,528
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2035	2,685	2,806
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2036	2,870	2,975
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2039	8,430	8,546
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2040	1,230	1,235
	Rhode Island Health & Educational Building Corp. Lease (Non-Terminable) Revenue	4.000%	5/15/2041	3,000	2,984
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2032	250	276
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2033	300	333
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2034	700	780
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2035	500	557
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2036	500	552
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2037	375	411
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2038	350	380
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2039	350	377
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2040	350	373
[1]	Rhode Island Health & Educational Building Corp. Local or Guaranteed Housing Revenue (RI Properties LLC Program)	5.000%	7/1/2045	1,500	1,530
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2039	1,375	1,392
	Rhode Island Health & Educational Building Corp. Private Schools Revenue (St. Georges School Project)	4.000%	10/1/2040	1,435	1,438
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	5.000%	4/1/2044	750	792
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2048	1,250	1,263
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.750%	10/1/2049	1,720	1,728
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2050	8,950	8,876
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/2051	4,500	4,452
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2055	4,295	4,861
					202,893
South Carolina (1.2%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2034	1,000	1,075
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2035	750	803
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2036	1,140	1,216
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2037	905	962
	Charleston County Airport District Port, Airport & Marina Revenue	5.000%	7/1/2038	800	848
	Charleston County Airport District Port, Airport & Marina Revenue, Prere.	5.000%	7/1/2029	620	675
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	4.500%	9/1/2035	2,140	2,191
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	9/1/2035	1,835	1,956
	Charleston SC Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2041	3,900	4,088
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/2039	2,510	2,792
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2030	1,000	1,014
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2031	1,060	1,075
	Dorchester County SC Special Assessment Revenue	4.500%	10/1/2033	415	421
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2032	450	519
	Dorchester County SC Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	460	536
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2042	250	254
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2043	250	251
	Dorchester County SC Waterworks & Sewer System Water Revenue	4.000%	10/1/2044	300	296
	Florence County SC Intergovernmental Agreement Revenue	5.000%	6/1/2028	5,000	5,301
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/2033	4,120	4,119
	Fort Mill School District No. 4 GO	3.125%	3/1/2033	5,155	5,166
[5]	Goose Creek SC Special Assessment Revenue	5.250%	10/1/2045	1,000	1,003
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2034	650	680
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2035	650	677
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2036	600	620
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2037	600	616
	Greenville County SC Miscellaneous Revenue	4.000%	4/1/2039	750	763
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/2040	1,000	890
	Greenville SC Housing Authority Local or Guaranteed Housing Revenue (Cherokee Landing Apartments Project)	4.910%	7/1/2043	2,400	2,569
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	850	946
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,190	3,559
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	1,140	1,266
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2034	920	964
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	5,010	5,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	940	976
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	4,030	4,061
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	155	159
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	6,830	6,685
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	6,425	6,222
	Horry County SC School District GO	5.000%	3/1/2028	10,120	10,689
	Horry County SC School District GO	5.000%	3/1/2030	11,230	12,438
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2031	800	887
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2032	1,000	1,103
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2033	1,100	1,210
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2034	1,125	1,233
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2035	650	709
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2036	875	949
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2037	1,175	1,269
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2039	1,100	1,178
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2041	1,100	1,168
	Lancaster County Public Facilities Corp. Intergovernmental Agreement Revenue (Lancaster County Project)	5.000%	6/1/2042	1,685	1,779
	Lancaster County SC School District GO	4.000%	3/1/2030	4,860	4,935
	Lancaster County SC School District GO	4.000%	3/1/2031	7,190	7,298
	Lancaster County SC School District GO	4.000%	3/1/2032	6,135	6,223
	Lancaster County SC School District GO	4.000%	3/1/2033	5,800	5,877
	Lancaster County SC School District GO	4.000%	3/1/2034	6,040	6,109
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,090	1,109
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,425	1,483
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	5,145	5,365
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,640	1,709
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2031	1,525	1,553
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	2,250	2,286
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2035	3,000	3,014
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2036	5,065	5,087
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	11,305	11,351
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2034	1,945	2,168
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2035	2,810	3,117
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2035	1,620	1,791
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2036	2,540	2,798
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2036	2,075	2,279
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2038	2,795	3,035
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2039	4,145	4,487
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2039	2,080	2,246
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	5/15/2040	4,365	4,699
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.000%	11/15/2040	2,225	2,388
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	5/15/2041	4,580	5,003
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2041	1,135	1,239
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2043	1,310	1,404
[14]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Indian Land Project)	5.250%	11/15/2044	1,385	1,471
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2033	1,465	1,620
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2034	1,785	1,967
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2035	2,040	2,234
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2036	2,320	2,523
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2037	2,620	2,832
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2038	2,790	3,003
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2039	2,285	2,446
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2040	3,450	3,675
	Orangeburg County School District Special Obligation Revenue	5.000%	6/1/2041	1,810	1,919
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	3/1/2031	79,240	85,571
	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	5.250%	8/1/2031	34,290	36,882
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2030	500	545
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2031	250	276
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2032	500	550
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2033	810	887
	Patriots Energy Group Natural Gas Revenue	5.000%	6/1/2034	1,000	1,091
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2035	725	746
	Patriots Energy Group Natural Gas Revenue	2.000%	6/1/2037	500	387
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2038	600	609
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2039	575	581
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/2040	600	602
[1,13]	Piedmont Municipal Power Agency Electric Power & Light Revenue	0.000%	1/1/2031	5,560	4,827
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	4,120	4,202
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	4,695	4,848
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2033	33,795	34,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	14,000	14,390
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/2034	5,000	5,135
	Richland County SC School District No. 2 GO	3.000%	3/1/2033	1,000	1,000
	Rock Hill SC Combined Utility System Water Revenue	4.000%	1/1/2043	1,570	1,533
	SCAGO Educational Facilities Corp. for Pickens School District Intergovernmental Agreement Revenue	5.000%	12/1/2031	1,485	1,686
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2036	975	1,087
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2037	1,035	1,147
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2038	1,115	1,228
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2039	1,125	1,233
	SCAGO Public Facilities Corp. for Georgetown County Intergovernmental Agreement Revenue (Georgetown County Project)	5.000%	6/1/2040	1,000	1,089
	South Carolina GO	5.000%	4/1/2040	3,030	3,318
	South Carolina GO	5.000%	4/1/2041	4,335	4,734
	South Carolina GO	5.000%	4/1/2042	5,160	5,582
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	5.500%	6/1/2035	910	946
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue	6.500%	6/1/2045	2,455	2,495
[5]	South Carolina Jobs-Economic Development Authority Charter School Aid Revenue (Green Charter Schools Project)	4.000%	6/1/2036	6,250	5,526
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	705	754
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2033	620	663
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	735	787
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2034	650	696
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	775	827
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2035	680	726
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2036	810	855
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	855	895
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2037	740	774
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	895	934
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2038	775	809
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	945	983
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2039	810	842
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	1,000	1,028
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2040	845	869
	South Carolina Jobs-Economic Development Authority College & University Revenue	5.000%	9/1/2041	730	742
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	11,180	11,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	7,000	7,379
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2028	2,015	2,017
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	960	1,011
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	870	915
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	1,100	1,158
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	21,440	24,054
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	320	344
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	1,325	1,390
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	435	472
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	2,000	2,090
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	435
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2035	7,105	7,427
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	7,500	8,438
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	430	463
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	1,125	1,236
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2037	18,500	19,204
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	6,000	6,673
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2039	1,000	1,063
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	9,835	10,989
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2041	1,095	1,149
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2041	9,000	10,009
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2042	5,000	4,828
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2042	1,745	1,940
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	8,085	8,797
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	2,215	2,432
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	6,515	7,017
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2044	2,100	2,278
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/15/2044	1,000	1,036
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2045	13,890	15,118
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2028	2,715	2,720

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/2029	2,185	2,189
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,665	1,679
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,350	2,371
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.000%	12/1/2040	2,200	2,248
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	5.500%	12/1/2045	850	860
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	12,700	13,965
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	5,975	6,689
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	4.000%	12/1/2035	28,825	28,966
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue (Sixteenth Floor Obligated Group Projects)	5.000%	12/1/2035	28,770	30,810
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2035	5,100	5,263
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2032	3,675	4,040
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	1,025	1,063
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2033	19,605	20,473
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	2,100	2,170
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2034	14,045	14,601
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2034	4,000	4,558
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2035	500	514
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2035	12,080	13,371
South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2035	5,500	6,221
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2036	5,785	6,359
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	5,750	5,847
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2037	16,000	16,345
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2038	23,915	24,305
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2039	8,020	8,088
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2039	6,000	6,685
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	12,385	12,425
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2040	14,435	14,495
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	2,130	2,358
South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	9,900	8,194
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2041	3,510	3,521
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	3,000	3,297
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2041	5,000	5,495
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	2,590	2,564
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2042	3,200	3,480
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	15,000	15,429
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	3,625	3,893
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2043	6,315	6,783
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	3,000	3,186
South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2046	2,630	2,732
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	3,850	3,882
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2032	1,340	1,350
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2033	400	403
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2035	3,265	3,320
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2034	2,375	2,755
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2035	2,250	2,603
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2036	2,500	2,864
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2037	2,750	3,124
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2038	3,375	3,807
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2039	3,580	4,009
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2040	2,000	2,224
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2041	2,250	2,485
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2042	2,250	2,456
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2043	2,500	2,694
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	2,825	3,009
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2044	4,750	5,059
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2045	2,500	2,632
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	3,500	3,642
South Carolina Public Service Authority Water Revenue	5.000%	12/1/2046	7,940	8,263
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/2040	1,695	1,526
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	2.250%	7/1/2046	375	258
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.750%	1/1/2050	640	645
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2052	560	555
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2052	2,495	2,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/2052	10,410	10,951
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	6.250%	1/1/2056	9,630	10,996
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,056	3,113
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,435	2,453
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2032	15,000	15,924
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	2,300	2,417
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2032	500	547
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2033	500	544
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2035	535	578
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2036	500	513
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2037	2,000	2,023
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2038	1,050	1,067
[1]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2040	1,500	1,508
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/2043	3,765	3,577
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2041	1,245	1,340
					1,081,182
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	4,235	4,380
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,735	1,792
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	4,905	5,053
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,000	3,084
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,815	1,873
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	3,640	3,734
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2034	11,985	12,069
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,855	2,935
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2035	1,685	1,693
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,400	1,405
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	2,540	2,551
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2037	1,250	1,422
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	1,085	1,226
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2040	1,360	1,525
[3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	450	494
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	2,100	2,045
[3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	500	543
[3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2043	450	482
[3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2044	675	715
[3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2045	565	592
[3]	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	570	591
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	9,785	10,527
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2032	24,120	26,857
	South Dakota Health & Educational Facilities Authority Revenue (Sanford Health Project)	4.000%	11/1/2034	22,785	22,816
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2051	1,880	1,865
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2052	5,560	5,505
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	5/1/2054	2,490	2,657
[3]	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	6.000%	11/1/2056	1,685	1,926
	Tea Area School District No. 41-5 GO	5.000%	8/1/2045	1,000	1,046
	Yankton SD School District No. 63-3 GO	5.000%	8/1/2042	1,500	1,628
					125,031
Tennessee (1.6%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,045	3,286
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,205	2,365
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,000	1,070
[1]	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	11,790	13,607
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	1,585	1,801
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	740	784
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,005	1,058
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/2039	760	797
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	7,650	8,233
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	3,800	4,042
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2042	13,220	14,159
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/2043	13,900	14,776
	Clarksville TN Electric System Electric Power & Light Revenue	5.000%	9/1/2041	1,750	1,975
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2039	1,610	1,803
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2040	2,200	2,437
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2041	2,600	2,848

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2042	2,915	3,155
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2043	3,715	3,981
	Cleveland Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Hamilton Health Care System Inc. Project)	5.000%	8/15/2044	3,000	3,177
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	2,315	2,336
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,850	1,950
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,540	1,623
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,360	1,432
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	1,050	1,027
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	670	694
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	950	997
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2031	5,700	5,705
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,600	2,721
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2032	8,520	8,528
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2033	8,970	8,978
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,035	2,117
	Jackson TN Health, Hospital, Nursing Home Revenue	5.250%	4/1/2034	7,505	7,511
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	950	987
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2036	2,335	2,419
	Jackson TN Health, Hospital, Nursing Home Revenue, ETM	5.000%	4/1/2028	30	32
	Kingsport TN GO	4.000%	3/1/2044	1,245	1,212
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,015	1,057
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	4,290	4,366
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	200	202
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	6,465	6,732
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	5,360	5,450
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	4,000	4,063
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	6,435	6,526
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/2043	3,000	2,790
	Knox County TN GO	3.000%	6/1/2036	3,530	3,400
	Knox County TN GO	3.000%	6/1/2039	3,675	3,386
[5]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	9,515	9,527
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,072
	Knoxville TN Electric System Electric Power & Light Revenue	5.000%	7/1/2044	2,235	2,399
	Knoxville TN GO	3.000%	5/1/2037	3,175	3,047
	Knoxville TN GO	3.000%	5/1/2040	3,470	3,141
	Lebanon Special School District GO	5.000%	4/1/2044	1,110	1,143
	Lenoir City TN Electric System Electric Power & Light Revenue	5.000%	6/1/2042	1,650	1,776
	Maury County TN GO	5.000%	4/1/2029	1,275	1,280
	Memphis TN GO	5.000%	4/1/2040	7,120	7,869
	Memphis TN GO	4.000%	5/1/2040	5,280	5,345
	Memphis TN GO	5.000%	4/1/2041	6,000	6,598
	Memphis TN GO	5.000%	4/1/2041	5,815	6,394
	Memphis TN GO	5.000%	4/1/2042	7,120	7,746
	Memphis TN GO	5.000%	4/1/2042	7,260	7,898
	Memphis TN GO	5.000%	4/1/2043	7,115	7,659
	Memphis TN GO	5.000%	4/1/2043	6,600	7,105
	Memphis TN GO	5.000%	4/1/2044	6,600	7,034
	Memphis TN GO	5.000%	4/1/2045	4,620	4,882
	Memphis TN GO	5.000%	10/1/2045	2,350	2,455
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2031	600	683
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2032	855	985
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	2,000	2,240
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,133
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	2,250	2,488
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2042	1,400	1,566
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	3,705	4,051
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2043	2,000	2,201
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2044	2,000	2,162
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2045	1,750	1,881
	Memphis TN Memphis Light Gas & Water Division Gas Natural Gas Revenue	4.000%	12/1/2033	1,030	1,045
	Memphis TN Memphis Light Gas & Water Division Water Revenue	4.000%	12/1/2033	1,000	1,021
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2034	2,060	2,069
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2035	1,000	1,094
	Memphis TN Sanitary Sewerage System Sewer Revenue	4.000%	10/1/2036	930	934
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2036	1,420	1,545
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2039	2,560	2,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/2040	2,120	2,262
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2044	3,305	3,548
[1]	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	6/1/2045	3,335	3,546
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2031	1,675	1,842
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,765	1,931
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,850	2,018
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,445	1,572
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2036	1,000	1,023
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	1,011
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2029	1,000	1,071
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2029	205	210
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2036	500	555
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2037	500	551
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2038	400	436
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	5/1/2043	2,000	2,100
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2029	455	456
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2030	730	731
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/2041	8,790	7,827
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	5,770	6,227
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	10,000	11,347
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	6,000	6,857
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Vanderbilt University Medical Center)	5.000%	7/1/2028	7,575	8,008
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	720	724
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	2,120	2,136
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,580	2,603
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2028	700	743
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,305	1,412
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	665	719
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2029	1,000	1,084
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,735	1,915
	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.000%	7/1/2030	1,000	1,105
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2033	755	866
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2034	530	614
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2035	530	610
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2036	575	656
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2037	1,165	1,319
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2039	465	518
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2040	500	551
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2041	600	658
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2042	900	973
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2043	1,000	1,068
	Metropolitan Knoxville Airport Authority Port, Airport & Marina Revenue	5.000%	6/1/2044	1,065	1,125
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,645	1,795
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	350	396
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,500	1,630
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	600	675
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	1,700	1,837
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	4,170	4,486
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,200	2,357
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	300	331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	2,485	2,650
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	600	657
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,100	1,192
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,900	2,146
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	1,105	1,248
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,355	1,455
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,400	2,673
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,465	2,746
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	3,150	3,464
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,055	1,160
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	3,500	3,801
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,000	2,172
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	4,000	4,289
[3]	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	1,900	2,037
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	1,090	1,098
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2026	2,500	2,519
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2027	1,000	1,035
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	1,000	1,061
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2028	3,000	3,182
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2029	1,000	1,033
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,210	1,249
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2030	1,250	1,291
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	1,040	1,073
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2031	750	774
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2032	645	665
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2033	1,000	1,029
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2034	1,200	1,234
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2036	1,250	1,281
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,055	1,080
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2037	1,000	1,148
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2040	1,650	1,856
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2042	2,250	2,489
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2043	3,000	3,279
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.000%	5/15/2044	1,250	1,353
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	7/1/2032	8,830	9,002
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2035	14,305	15,107
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2042	7,580	7,661
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2043	8,750	8,779
	Nashville & Davidson County TN Metropolitan Government GO	4.000%	1/1/2044	2,780	2,767
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	3.000%	7/1/2040	1,095	983
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2032	3,490	2,762
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2033	1,450	1,096
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/2034	2,600	1,873
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2029	1,400	1,446
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2030	2,250	2,346
[10]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/2026	0.000%	4/1/2031	1,000	1,051
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	18,145	19,918
	Sevierville TN GO	5.000%	6/1/2036	3,660	3,956
[5]	Shelby County Health & Educational Facilities Board Local or Guaranteed Housing Revenue	5.000%	6/1/2044	1,250	1,246
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,840	4,301
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	10,435	11,766
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	11,315	12,818
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.250%	9/1/2034	38,090	43,046
[1]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	22,475	25,468
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	12,805	13,607
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	2,460	2,664
	Shelby County TN GO	5.000%	3/1/2026	1,165	1,169
	Shelby County TN GO	4.000%	4/1/2033	6,055	6,297
	Shelby County TN GO	4.000%	4/1/2035	7,200	7,434
	Spring Hill TN GO	5.000%	6/1/2035	2,890	3,215
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	62,225	63,387
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	118,165	125,356
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	49,365	52,813
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	1,235	1,248
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	22,600	22,874
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2034	7,045	7,627
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	12/1/2035	128,700	138,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project)	5.000%	11/1/2034	73,615	80,016
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	123,905	128,411
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/2031	21,530	23,111
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.350%	7/1/2037	1,495	1,435
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2052	3,675	3,706
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.500%	1/1/2054	15,195	16,154
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.750%	1/1/2054	3,470	3,727
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2032	3,860	4,208
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2037	3,570	3,823
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/2039	5,480	5,827
	West Knox Utility District Water Revenue	3.000%	6/1/2037	3,165	3,007
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	4,040	4,107
	Williamson County TN GO	3.000%	4/1/2036	4,945	4,860
	Williamson County TN GO	3.000%	4/1/2037	5,090	4,891
	Williamson County TN GO	3.000%	4/1/2037	3,375	3,243
	Williamson County TN GO	3.000%	4/1/2038	5,245	4,958
	Williamson County TN GO	3.000%	4/1/2038	3,475	3,285
	Williamson County TN GO	3.000%	4/1/2039	5,400	5,025
					1,386,760
Texas (13.3%)
	Abilene TX GO	4.000%	2/15/2043	1,370	1,372
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,360	3,412
	Alamo Community College District GO	5.000%	2/15/2028	4,000	4,211
	Alamo Community College District GO	5.000%	2/15/2030	3,890	4,285
	Alamo Community College District GO	5.000%	8/15/2034	9,000	10,593
	Alamo Community College District GO	5.000%	8/15/2035	10,000	11,678
	Alamo Community College District GO	5.000%	8/15/2036	10,000	11,573
	Alamo Community College District GO	5.000%	8/15/2037	3,000	3,084
	Alamo Community College District GO	5.000%	8/15/2037	12,685	14,556
	Alamo Community College District GO	5.000%	8/15/2038	8,000	9,108
	Alamo Community College District GO	5.000%	8/15/2039	5,000	5,648
	Alamo Community College District GO	5.000%	8/15/2041	1,000	1,109
	Alamo Community College District GO	5.000%	8/15/2042	2,000	2,195
	Alamo Community College District GO	5.000%	8/15/2043	3,110	3,380
[18]	Alamo Heights Independent School District GO	4.000%	2/1/2030	835	847
[18]	Alamo Heights Independent School District GO	4.000%	2/1/2031	810	821
[18]	Alamo Heights Independent School District GO	5.000%	2/1/2035	1,000	1,179
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2029	3,090	3,096
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2031	3,055	3,061
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2033	3,755	3,762
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2034	3,945	3,952
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2035	4,140	4,146
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/2036	4,350	4,356
[18]	Aldine Independent School District GO	5.000%	2/15/2037	1,065	1,108
[18]	Aldine Independent School District GO	5.000%	2/15/2037	3,250	3,711
[18]	Aldine Independent School District GO	5.000%	2/15/2038	2,275	2,574
[18]	Aldine Independent School District GO	5.000%	2/15/2039	10,000	11,230
[18]	Aldine Independent School District GO	5.000%	2/15/2040	2,000	2,228
[18]	Aldine Independent School District GO	5.000%	2/15/2040	1,090	1,214
[18]	Aldine Independent School District GO	5.000%	2/15/2041	3,200	3,533
[18]	Aldine Independent School District GO	5.000%	2/15/2042	1,310	1,430
[18]	Aldine Independent School District GO	5.000%	2/15/2043	3,255	3,518
[18]	Aldine Independent School District GO	5.000%	2/15/2044	4,125	4,420
[18]	Aledo Independent School District GO	5.000%	2/15/2039	1,270	1,388
[18]	Aledo Independent School District GO	5.000%	2/15/2040	2,070	2,244
[18]	Aledo Independent School District GO	5.000%	2/15/2041	2,000	2,155
[18]	Aledo Independent School District GO	5.000%	2/15/2042	1,000	1,068
[18]	Aledo Independent School District GO	5.000%	2/15/2043	3,400	3,606
[18]	Alief Independent School District GO	5.000%	2/15/2026	2,635	2,638
[18]	Alief Independent School District GO	4.000%	2/15/2029	2,780	2,783
[18]	Alief Independent School District GO	4.000%	2/15/2043	2,470	2,478
[18]	Alief Independent School District GO	4.000%	2/15/2044	2,470	2,445
[18]	Alief Independent School District GO	4.000%	2/15/2045	2,470	2,405
[18]	Allen Independent School District GO	5.000%	2/15/2031	1,070	1,071
[18]	Allen Independent School District GO	5.000%	2/15/2032	1,000	1,001
	Allen TX GO	5.000%	8/15/2032	750	863
	Allen TX GO	5.000%	8/15/2033	800	932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allen TX GO	5.000%	8/15/2036	1,100	1,255
	Allen TX GO	5.000%	8/15/2037	1,155	1,308
	Allen TX GO	5.000%	8/15/2038	1,610	1,810
	Allen TX GO	5.000%	8/15/2040	1,000	1,109
	Allen TX GO	5.000%	8/15/2041	1,250	1,373
	Allen TX GO	5.000%	8/15/2042	1,600	1,740
	Allen TX GO	5.000%	8/15/2043	1,235	1,331
	Allen TX GO	5.000%	8/15/2044	1,200	1,281
[18]	Alvin TX Independent School District GO	5.000%	2/15/2031	1,000	1,122
[18]	Alvin TX Independent School District GO	5.000%	2/15/2032	1,000	1,140
[18]	Alvin TX Independent School District GO	5.000%	2/15/2034	1,100	1,286
[18]	Alvin TX Independent School District GO	5.000%	2/15/2035	570	661
[18]	Alvin TX Independent School District GO	5.000%	2/15/2036	575	661
[18]	Alvin TX Independent School District GO	5.000%	2/15/2037	700	798
[18]	Alvin TX Independent School District GO	5.000%	2/15/2039	1,085	1,220
[18]	Alvin TX Independent School District GO	5.000%	2/15/2040	650	724
[18]	Alvin TX Independent School District GO	5.000%	2/15/2041	1,250	1,376
[18]	Alvin TX Independent School District GO	5.000%	2/15/2042	2,850	3,101
[18]	Alvin TX Independent School District GO	5.000%	2/15/2043	875	943
[18]	Alvin TX Independent School District GO	5.000%	2/15/2044	450	481
[18]	Alvin TX Independent School District GO	5.000%	2/15/2045	475	502
[1]	Alvin TX Water & Sewer System Water Revenue	5.000%	2/1/2030	1,205	1,322
[18]	Amarillo Independent School District GO	5.000%	2/1/2043	10,590	10,824
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2041	3,010	3,015
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2042	3,130	3,094
	Amarillo TX Waterworks & Sewer System Water Revenue	4.000%	4/1/2043	2,810	2,748
[18]	Andrews Independent School District GO	5.000%	2/15/2029	1,080	1,161
[18]	Angleton Independent School District GO	3.000%	2/15/2036	1,345	1,325
[18]	Angleton Independent School District GO	5.000%	2/15/2039	1,985	2,223
[18]	Angleton Independent School District GO	4.000%	2/15/2040	4,415	4,527
[18]	Angleton Independent School District GO	4.000%	2/15/2044	1,000	985
	Anna TX GO	4.250%	2/15/2047	1,900	1,827
[5]	Anna TX Special Assessment Revenue	7.000%	9/15/2042	3,954	4,381
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	240	249
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	410	416
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	300	317
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	75	77
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2029	80	80
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	235	254
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	500	520
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2030	85	85
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	515	535
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2031	90	89
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2032	310	322
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	380	393
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	330	340
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,600	1,643
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	375	384
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	1,250	1,279
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2036	170	160
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,100	1,121
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,500	1,529
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	900	914
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,875	1,905
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	470	476
[18]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,625	1,645
	Arlington TX GO	5.000%	8/15/2034	3,795	4,457
	Arlington TX GO	5.000%	8/15/2034	1,170	1,374
	Arlington TX GO	5.000%	8/15/2039	3,790	4,272
	Arlington TX GO	5.000%	8/15/2040	3,790	4,240
	Arlington TX GO	5.000%	8/15/2041	3,790	4,196
	Arlington TX GO	5.000%	8/15/2042	3,790	4,151
[18]	Arlington TX Independent School District GO	5.000%	2/15/2029	1,560	1,563
[18]	Arlington TX Independent School District GO	4.000%	2/15/2039	1,100	1,133
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2027	1,345	1,384
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2028	750	789
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2029	1,000	1,052
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2030	1,000	1,051
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2031	1,565	1,643
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2033	1,700	1,777

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2034	3,000	3,128
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,300	3,440
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2035	3,235	3,367
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	4,595	4,779
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2036	3,850	3,999
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	2,800	2,904
[2]	Arlington TX Special Tax Revenue	5.000%	2/15/2037	4,000	4,145
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/2038	5,035	5,210
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	2,375	2,309
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/2034	2,035	2,388
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2039	2,170	1,703
	Arlington TX Water & Wastewater System Water Revenue	2.000%	6/1/2041	4,400	3,242
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2028	800	852
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2029	800	868
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2030	2,350	2,588
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2032	2,700	2,977
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2034	4,065	4,431
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2035	1,500	1,626
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2036	4,280	4,613
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/2037	1,600	1,715
[18]	Athens Independent School District GO	5.000%	2/15/2037	1,000	1,155
[18]	Athens Independent School District GO	5.000%	2/15/2038	1,800	2,061
[18]	Athens Independent School District GO	5.000%	2/15/2039	1,720	1,956
[18]	Aubrey Independent School District GO	5.000%	2/15/2039	3,055	3,344
[1]	Aubrey TX GO	5.000%	2/15/2037	1,000	1,142
[1]	Aubrey TX GO	5.000%	2/15/2038	1,180	1,332
[1]	Aubrey TX GO	5.000%	2/15/2039	1,000	1,115
[5]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2030	296	304
[5]	Aubrey TX Special Assessment Revenue	4.625%	12/31/2035	250	256
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2037	1,230	1,379
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2040	1,000	1,090
[5]	Aubrey TX Special Assessment Revenue	5.875%	9/1/2043	1,008	1,028
[2]	Aubrey TX Special Assessment Revenue	5.000%	9/1/2045	1,224	1,275
[5]	Aubrey TX Special Assessment Revenue	5.375%	12/31/2045	520	514
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.450%	3/1/2043	1,275	1,291
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue	4.500%	3/1/2043	10,500	10,671
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2029	1,000	1,087
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2030	1,000	1,107
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/2031	1,250	1,406
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/2027	2,030	2,050
	Austin Independent School District GO	5.000%	8/1/2029	1,250	1,361
[18]	Austin Independent School District GO	5.000%	8/1/2032	2,000	2,119
[18]	Austin Independent School District GO	5.000%	8/1/2040	6,460	7,076
[18]	Austin Independent School District GO	4.000%	8/1/2043	14,460	14,395
[18]	Austin Independent School District GO	4.000%	8/1/2044	10,390	10,130
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2033	2,035	2,070
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2034	2,200	2,237
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2037	4,500	4,563
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	1,000	1,011
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2032	1,690	1,843
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	6,035	6,143
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2033	1,540	1,674
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2034	3,935	4,002
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	3,025	3,072
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2035	2,040	2,202
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2036	2,060	2,213
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2037	3,010	3,224
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2038	3,520	3,755
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2039	4,750	5,054
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2040	1,500	1,712
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2041	5,000	5,631
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,083
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2044	4,375	4,539
	Austin TX GO	5.000%	9/1/2036	1,250	1,473
	Austin TX GO	5.000%	9/1/2036	3,500	4,123
	Austin TX GO	5.000%	9/1/2037	2,200	2,562
	Austin TX GO	5.000%	9/1/2037	5,000	5,822
	Austin TX GO	5.000%	9/1/2038	3,000	3,460
	Austin TX GO	5.000%	9/1/2038	5,000	5,767
	Austin TX GO	5.000%	9/1/2039	2,675	3,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Austin TX GO	5.000%	9/1/2040	2,000	2,265
	Austin TX GO	5.000%	9/1/2041	2,200	2,462
	Austin TX GO	5.000%	9/1/2042	2,250	2,489
	Austin TX GO	5.000%	9/1/2043	2,850	3,119
[5]	Austin TX Housing Finance Corp. Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	35,835	35,835
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2033	3,250	3,784
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2034	5,615	5,710
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	3,590	4,126
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2035	1,000	1,039
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	6,550	7,467
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2036	2,050	2,126
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,900	8,005
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	7,940	8,989
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2037	1,675	1,826
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2038	3,170	3,563
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	2,000	2,159
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2039	5,800	6,598
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,000	4,437
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2040	4,100	4,628
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	4,000	4,391
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2041	6,595	7,354
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	5,195	5,654
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2042	12,055	13,307
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	3,775	4,072
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2043	16,030	17,513
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2044	2,500	2,699
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2045	1,000	1,040
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2046	2,370	2,467
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2029	325	351
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2031	500	562
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2032	500	570
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2033	500	578
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2034	450	526
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2035	1,000	1,166
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2036	7,060	7,841
[18]	Barbers Hill Independent School District GO	3.000%	2/15/2038	2,975	2,785
[18]	Barbers Hill Independent School District GO	4.000%	2/15/2041	10,000	10,110
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2043	1,000	1,082
[18]	Barbers Hill Independent School District GO	5.000%	2/15/2044	750	804
[18]	Bastrop Independent School District GO	5.000%	2/15/2040	4,105	4,511
[18]	Bastrop Independent School District GO	5.000%	2/15/2041	5,240	5,718
[18]	Bastrop Independent School District GO	5.000%	2/15/2043	4,045	4,328
[18]	Bastrop Independent School District GO	5.000%	2/15/2044	4,560	4,837
[18]	Beaumont Independent School District GO	3.000%	2/15/2035	2,000	1,987
[18]	Beeville Independent School District GO	5.000%	8/15/2040	1,320	1,455
	Bell County TX GO	3.000%	2/15/2037	1,255	1,188
	Bell County TX GO	3.000%	2/15/2039	2,000	1,818
	Bell County TX GO	3.000%	2/15/2040	2,250	1,976
	Bell County TX GO	3.000%	2/15/2041	2,000	1,716
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2036	780	877
[2]	Bell County Water Control & Improvement District No. 1 Water Revenue	5.000%	7/10/2037	800	891
[18]	Belton Independent School District GO	5.000%	2/15/2036	740	812
[18]	Belton Independent School District GO	4.000%	2/15/2037	570	592
[18]	Belton Independent School District GO	4.000%	2/15/2038	875	904
[18]	Belton Independent School District GO	4.000%	2/15/2039	910	935
	Bexar County Hospital District GO	5.000%	2/15/2026	2,220	2,222
	Bexar County Hospital District GO	5.000%	2/15/2031	1,895	1,899
	Bexar County Hospital District GO	5.000%	2/15/2032	2,750	2,755
	Bexar County Hospital District GO	5.000%	2/15/2037	500	558
	Bexar County Hospital District GO	5.000%	2/15/2038	500	554
	Bexar County Hospital District GO	5.000%	2/15/2039	865	952
	Bexar County Hospital District GO	5.000%	2/15/2040	1,250	1,361
	Bexar County Hospital District GO	5.000%	2/15/2041	2,000	2,165
	Bexar County Hospital District GO	5.000%	2/15/2042	1,500	1,605
	Bexar County Hospital District GO	5.000%	2/15/2043	1,500	1,594
	Bexar County TX GO	4.000%	6/15/2034	2,000	2,007
	Bexar County TX GO	4.000%	6/15/2034	1,260	1,279
	Bexar County TX GO	5.000%	6/15/2036	3,550	3,645
	Bexar County TX GO	4.000%	6/15/2038	2,860	2,901
	Bexar County TX GO	3.000%	6/15/2039	1,550	1,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO	5.000%	6/15/2040	3,000	3,062
	Bexar County TX GO	5.000%	6/15/2041	2,105	2,312
	Bexar County TX GO	5.000%	6/15/2042	1,520	1,653
	Bexar County TX GO	5.000%	6/15/2043	4,805	5,180
	Bexar County TX GO	4.000%	6/15/2046	1,000	959
[18]	Birdville Independent School District GO	5.000%	2/15/2032	5,520	6,294
[18]	Birdville Independent School District GO	5.000%	2/15/2042	2,400	2,594
[18]	Birdville Independent School District GO	5.000%	2/15/2044	2,000	2,121
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2026	6,500	6,596
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2032	6,230	7,192
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	10,495	11,379
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2033	4,000	4,682
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2034	9,000	9,718
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	13,500	15,863
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	9,245	10,932
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2038	11,605	13,925
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	13,100	15,179
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	15,000	17,849
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2040	22,980	26,466
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	19,500	22,168
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	17,155	18,923
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,000	8,909
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	8,475	9,541
[3]	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	8,310	9,245
[18]	Boerne Independent School District GO PUT	4.000%	2/1/2028	2,415	2,476
[18]	Bridge City Independent School District GO	5.000%	2/15/2039	1,870	2,021
[18]	Bridge City Independent School District GO	4.000%	2/15/2041	1,220	1,240
[18]	Brock TX Independent School District GO	5.000%	8/15/2037	1,000	1,111
[18]	Brock TX Independent School District GO	5.000%	8/15/2040	1,500	1,638
[18]	Brock TX Independent School District GO	5.000%	8/15/2041	2,000	2,168
[18]	Brock TX Independent School District GO	5.000%	8/15/2042	1,880	2,020
[18]	Brock TX Independent School District GO	5.000%	8/15/2043	2,000	2,129
	Brownsville TX GO	5.000%	2/15/2038	2,740	3,131
[18]	Brownwood Independent School District GO	5.000%	2/15/2030	800	882
[18]	Brownwood Independent School District GO	5.000%	2/15/2040	4,325	4,685
[18]	Brownwood Independent School District GO	5.000%	2/15/2041	4,625	4,980
[18]	Brownwood Independent School District GO	4.000%	2/15/2043	4,590	4,601
[5]	Buda TX Special Assessment Revenue	5.875%	9/1/2045	1,300	1,300
[18]	Bullard Independent School District GO	4.000%	2/15/2043	1,500	1,507
[18]	Burleson Independent School District GO	5.000%	8/1/2029	560	612
[18]	Burleson Independent School District GO	5.000%	8/1/2030	750	837
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2037	1,000	1,106
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2040	1,050	1,142
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2041	1,100	1,188
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2042	1,200	1,286
[18]	Caddo Mills Independent School District GO	5.000%	2/15/2043	2,435	2,587
[5]	Caddo Mills TX Special Assessment Revenue	6.200%	9/15/2045	2,250	2,301
[18]	Calallen Independent School District GO	5.000%	2/15/2039	2,165	2,393
[18]	Calallen Independent School District GO	5.000%	2/15/2040	1,000	1,096
[18]	Calallen Independent School District GO	5.000%	2/15/2041	1,280	1,393
[18]	Calallen Independent School District GO	5.000%	2/15/2042	1,000	1,078
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2041	2,600	2,857
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2042	3,200	3,479
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2043	4,165	4,480
[18]	Canutillo TX Independent School District GO	5.000%	2/15/2044	2,500	2,665
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2039	1,435	1,595
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2040	1,500	1,652
[18]	Carrizo Springs Consolidated Independent School District GO	5.000%	8/15/2041	1,500	1,636
[18]	Carrollton-Farmers Branch Independent School District GO	3.000%	2/15/2038	1,000	949
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2040	10,000	11,027
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	12,820	14,007
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2041	3,000	3,342
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	13,225	14,305
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2042	2,900	3,191
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	7,260	7,768
[18]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2043	3,230	3,507
[18]	Castleberry Independent School District GO	5.000%	2/15/2042	1,035	1,131
[18]	Castleberry Independent School District GO	5.000%	2/15/2043	1,025	1,108
[18]	Castleberry Independent School District GO	5.000%	2/15/2044	1,000	1,072
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2043	5,000	5,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2044	11,780	12,582
[18]	Cedar Hill Independent School District GO	5.000%	2/15/2045	6,000	6,349
[18]	Celina Independent School District GO	5.000%	2/15/2037	500	566
[18]	Celina Independent School District GO	5.000%	2/15/2038	630	708
[18]	Celina Independent School District GO	5.000%	2/15/2039	1,000	1,118
[18]	Celina Independent School District GO	5.000%	2/15/2042	1,000	1,084
[18]	Celina Independent School District GO	5.000%	2/15/2043	675	725
	Celina TX GO	5.000%	9/1/2036	500	560
	Celina TX GO	4.000%	9/1/2038	740	763
	Celina TX GO	4.000%	9/1/2039	4,050	4,149
	Celina TX GO	4.000%	9/1/2040	1,400	1,419
	Celina TX GO	4.000%	9/1/2041	2,000	2,010
	Celina TX GO	4.000%	9/1/2042	3,525	3,516
	Celina TX GO	4.000%	9/1/2042	6,580	6,564
	Celina TX GO	4.000%	9/1/2045	3,610	3,449
[5]	Celina TX Special Assessment Revenue	4.500%	9/1/2031	250	255
[5]	Celina TX Special Assessment Revenue	3.250%	9/1/2032	248	234
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2039	800	856
[5]	Celina TX Special Assessment Revenue	5.500%	9/1/2042	1,000	1,037
[5]	Celina TX Special Assessment Revenue	5.125%	9/1/2044	1,500	1,508
[1]	Celina TX Special Assessment Revenue	5.000%	9/1/2045	1,773	1,807
[5]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	4.375%	9/1/2030	241	245
[5]	Celina TX Special Assessment Revenue (Mosaic Public Improvement District Phase #1 Project)	5.125%	9/1/2043	1,012	1,025
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2027	7,850	7,664
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2028	6,500	6,171
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2029	5,220	4,816
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,580	1,691
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	785	843
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	800	856
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2030	4,355	3,908
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	825	904
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2030	1,100	1,201
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2031	4,880	4,251
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2031	1,030	1,124
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,000	1,089
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2032	1,350	1,498
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2033	4,000	3,238
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,170	1,216
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2033	1,070	1,108
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2033	1,000	1,105
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2034	4,000	3,110
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,080	1,119
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2034	1,150	1,188
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2034	750	826
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2035	4,950	3,684
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,135	1,168
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2035	1,185	1,236
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,025	1,106
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	675	741
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2036	945	972
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	800	873
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2037	5,525	3,703
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,000	2,047
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2037	2,405	2,453
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,085
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	1,000	1,163
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2038	3,500	2,219
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2038	2,510	2,550
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	5,000	5,323
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,650	1,781
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,000	1,150
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2039	4,500	2,698
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	5,000	5,081
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	2,600	2,633
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2039	3,605	3,677
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,955	2,102
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/2040	5,700	3,166
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	5,000	5,041
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2040	2,700	2,712
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,490	1,574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,150	1,299
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	1,030	918
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2044	18,000	17,093
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2038	2,250	2,599
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2039	1,500	1,717
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2040	2,000	2,270
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2041	4,455	5,013
	Central Texas Regional Mobility Authority Miscellaneous Revenue	5.000%	1/1/2042	1,000	1,110
[13]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2028	3,500	3,267
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2033	21,010	24,388
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2034	30,335	35,484
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	19,780	23,038
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2035	52,175	60,641
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	30,000	34,725
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	15,745	18,186
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2038	4,450	5,060
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	38,440	41,230
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	10,000	11,259
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/2040	12,555	10,989
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2040	4,040	4,515
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2041	2,225	2,460
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2042	4,570	4,999
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	15,705	17,095
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2032	1,535	1,746
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2033	3,190	3,671
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2040	4,525	4,963
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2041	2,500	2,720
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2042	5,005	5,389
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2043	5,260	5,617
	Chambers County Justice Center Public Facilities Corp. Lease (Appropriation) Revenue (Justice Center Project)	5.000%	6/1/2044	5,530	5,849
[18]	Channelview Independent School District GO	2.000%	8/15/2040	1,000	753
[18]	Clear Creek Independent School District GO	5.000%	2/15/2032	2,260	2,589
[18]	Clear Creek Independent School District GO	5.000%	2/15/2033	2,475	2,873
[18]	Clear Creek Independent School District GO	5.000%	2/15/2040	2,520	2,809
[18]	Clear Creek Independent School District GO	5.000%	2/15/2041	3,845	4,239
	Cleburne TX GO	4.000%	2/15/2042	2,440	2,426
	Cleburne TX GO	4.000%	2/15/2045	1,440	1,384
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	385	417
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	830	908
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	575	643
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2032	355	372
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2033	815	847
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	535	552
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2033	1,110	1,188
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2034	1,155	1,194
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	555	569
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2034	950	1,008
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2035	400	412
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	410	418
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2035	1,100	1,159
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	4/1/2036	500	513
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	1,100	1,216
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2036	7,000	7,936
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	785	794
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2037	1,000	1,034
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,280	1,404
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	1,000	1,098
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2037	5,975	6,718
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,090	1,097
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2038	1,400	1,440
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,000	1,091
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	1,200	1,311
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2038	6,000	6,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,855	1,855
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2039	1,500	1,534
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,250	1,356
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	1,000	1,086
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2039	5,150	5,713
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,180	1,154
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2040	1,500	1,524
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2040	3,920	4,314
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,225	1,180
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2041	1,960	1,974
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,275	1,203
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	1,400	1,394
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	3,860	3,845
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	14,000	13,622
[18]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	10,000	9,386
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2032	1,765	1,961
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2033	2,010	2,252
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.000%	8/15/2035	1,125	1,238
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2036	1,170	1,295
	Clifton Higher Education Finance Corp. College & University Revenue (Southwestern University Project)	5.250%	8/15/2037	1,250	1,370
[18]	College Station Independent School District GO	3.000%	2/15/2044	3,755	3,102
	College Station TX GO	4.000%	2/15/2041	1,735	1,755
	College Station TX GO	4.000%	2/15/2042	1,805	1,810
	College Station TX GO	4.000%	2/15/2043	1,880	1,879
	College Station TX GO	4.000%	2/15/2044	1,955	1,927
	Collin County Community College District GO	5.000%	8/15/2029	1,000	1,090
	Collin County Community College District GO	3.000%	8/15/2039	5,000	4,555
	Collin County TX GO	5.000%	2/15/2027	1,335	1,372
	Collin County TX GO	3.000%	2/15/2036	370	362
	Collin County TX GO	5.000%	2/15/2037	2,250	2,538
	Collin County TX GO	4.000%	2/15/2038	2,480	2,570
	Collin County TX GO	5.000%	2/15/2038	2,880	3,227
	Collin County TX GO	4.000%	2/15/2043	13,035	13,015
	Collin County TX GO	4.000%	2/15/2044	12,560	12,346
	Colony TX GO	4.000%	8/15/2044	3,000	2,962
	Colony TX GO	4.000%	8/15/2045	1,000	972
[18]	Comal Independent School District GO	4.000%	2/1/2035	3,250	3,410
[18]	Comal Independent School District GO	4.000%	2/1/2036	2,250	2,344
[18]	Comal Independent School District GO	5.000%	2/1/2038	1,000	1,145
[18]	Comal Independent School District GO	5.000%	2/1/2039	1,100	1,250
[18]	Comal Independent School District GO	5.000%	2/1/2040	1,500	1,690
[18]	Comal Independent School District GO	3.000%	2/15/2040	2,805	2,612
[18]	Comal Independent School District GO	3.000%	2/1/2041	12,000	10,807
[18]	Comal Independent School District GO	5.000%	2/1/2041	2,765	3,084
[18]	Comal Independent School District GO	3.000%	2/15/2041	2,270	2,077
[18]	Comal Independent School District GO	3.000%	2/15/2042	4,495	4,020
[18]	Comal Independent School District GO	3.000%	2/15/2043	5,410	4,713
[18]	Comanche Independent School District GO	5.000%	2/15/2042	2,400	2,610
[18]	Community TX Independent School District GO	5.000%	2/15/2037	1,205	1,317
[18]	Community TX Independent School District GO	5.000%	2/15/2039	1,440	1,558
[18]	Community TX Independent School District GO	5.000%	2/15/2042	1,935	2,086
[18]	Conroe Independent School District GO	5.000%	2/15/2027	1,410	1,450
[18]	Conroe Independent School District GO	3.000%	2/15/2040	4,015	3,683
[18]	Conroe Independent School District GO	3.000%	2/15/2041	3,000	2,711
[18]	Conroe Independent School District GO	5.000%	2/15/2042	18,380	20,172
[18]	Conroe Independent School District GO	5.000%	2/15/2043	6,710	7,295
[18]	Conroe Independent School District GO	5.000%	2/15/2044	11,880	12,790
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2028	125	133
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2030	150	166
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2031	165	185
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2032	200	224
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2033	235	261
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2035	260	286
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/2036	280	306
	Conroe TX GO	5.000%	11/15/2027	1,035	1,083
	Conroe TX GO	5.000%	11/15/2028	1,720	1,844
	Conroe TX GO	5.000%	3/1/2034	300	340
	Conroe TX GO	5.000%	11/15/2034	240	274
	Conroe TX GO	5.000%	3/1/2035	435	490
	Conroe TX GO	5.000%	11/15/2035	210	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe TX GO	5.000%	3/1/2036	465	521
	Conroe TX GO	5.000%	11/15/2036	420	473
	Conroe TX GO	4.000%	3/1/2037	905	938
	Conroe TX GO	4.000%	11/15/2037	915	948
	Conroe TX GO	4.125%	11/15/2038	955	994
	Conroe TX GO	5.000%	11/15/2039	450	497
	Conroe TX GO	5.000%	11/15/2040	630	691
	Conroe TX GO	4.250%	3/1/2041	1,135	1,173
	Conroe TX GO	5.000%	3/1/2041	1,075	1,181
	Conroe TX GO	4.000%	11/15/2041	2,305	2,344
	Conroe TX GO	5.000%	11/15/2042	475	512
[18]	Coppell Independent School District GO	5.000%	8/15/2039	1,000	1,109
[18]	Coppell Independent School District GO	5.000%	8/15/2040	500	556
[18]	Coppell Independent School District GO	5.000%	8/15/2041	1,075	1,186
[18]	Coppell Independent School District GO	4.000%	8/15/2042	1,000	1,012
[18]	Coppell Independent School District GO	5.000%	8/15/2042	1,050	1,146
[18]	Coppell Independent School District GO	5.000%	8/15/2043	1,000	1,079
[18]	Coppell Independent School District GO	5.000%	8/15/2044	500	534
[18]	Coppell Independent School District GO	5.000%	8/15/2045	525	555
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2033	3,500	3,544
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2035	2,000	2,020
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2036	1,000	1,163
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2037	2,500	2,880
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2040	1,430	1,578
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2041	1,765	1,929
[18]	Corpus Christi Independent School District GO	4.000%	8/15/2042	3,880	3,917
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2042	3,435	3,717
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2043	3,450	3,696
[18]	Corpus Christi Independent School District GO	5.000%	8/15/2044	1,920	2,038
	Corpus Christi TX Utility System Multiple Utility Revenue	4.000%	7/15/2045	1,000	941
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2033	500	568
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2035	1,240	1,389
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2036	1,500	1,691
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,800	1,986
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	1,370	1,531
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2037	5,000	5,776
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	1,000	1,110
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2038	5,000	5,727
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	2,000	2,174
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,870	2,054
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2039	1,250	1,387
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,500	2,728
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	2,425	2,672
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2040	1,450	1,581
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	1,650	1,768
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2041	2,500	2,785
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2042	3,000	3,302
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	6,590	7,052
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2043	4,155	4,526
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	4,000	4,236
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2044	6,090	6,554
[1]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2045	6,100	6,483
[2]	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2047	3,100	3,202
[18]	Cotulla TX Independent School District GO	5.000%	2/15/2029	715	769
[18]	Cotulla TX Independent School District GO	5.000%	2/15/2030	1,000	1,097
[18]	Crandall Independent School District GO	4.000%	8/15/2041	1,170	1,185
[18]	Crandall Independent School District GO	4.000%	8/15/2042	805	810
[5]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	105	106
[5]	Crandall TX Special Assessment Revenue	4.500%	9/15/2035	210	214
[5]	Crandall TX Special Assessment Revenue	5.250%	9/15/2045	545	539
[18]	Crosby Independent School District GO	5.000%	2/15/2037	1,250	1,402
[18]	Crowley Independent School District GO	5.000%	2/1/2035	600	706
[18]	Crowley Independent School District GO	5.000%	2/1/2036	1,250	1,455
[18]	Crowley Independent School District GO	5.000%	2/1/2037	1,825	2,102
[18]	Crowley Independent School District GO	5.000%	2/1/2038	725	828
[18]	Crowley Independent School District GO	5.000%	2/1/2039	900	1,022
[18]	Crowley Independent School District GO	5.000%	2/1/2040	4,700	5,195
[18]	Crowley Independent School District GO	5.000%	2/1/2040	1,125	1,268
[18]	Crowley Independent School District GO	5.000%	2/1/2041	1,030	1,130
[18]	Crowley Independent School District GO	5.000%	2/1/2041	2,500	2,792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Crowley Independent School District GO	5.250%	2/1/2042	1,125	1,266
[18]	Crowley Independent School District GO	5.000%	2/1/2043	1,670	1,827
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2032	2,000	2,288
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	2,500	2,893
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2033	3,200	3,703
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,000	2,259
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2034	2,760	3,227
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2037	7,250	8,596
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2038	3,760	4,453
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2041	2,750	3,032
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2042	2,750	3,000
[18]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/2043	2,775	2,997
[13]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/2028	1,000	1,083
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2034	2,280	2,318
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	2,500	2,505
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2037	3,010	3,062
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	6,105	6,337
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2041	4,945	5,055
	Dallas County Highland Park Independent School District GO	4.000%	2/15/2042	6,355	6,417
	Dallas County Hospital District GO	5.000%	8/15/2031	15,395	16,338
	Dallas County Hospital District GO	5.000%	8/15/2032	14,520	15,369
	Dallas County TX GO	5.000%	8/15/2040	3,560	3,912
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2026	8,060	8,067
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2027	8,265	8,481
	Dallas County Utility & Reclamation District GO	5.000%	2/15/2028	2,695	2,823
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2031	2,550	2,898
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2032	6,740	7,768
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2033	5,440	6,349
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2034	10,250	10,696
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	15,210	15,787
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	7,500	7,788
[2]	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2035	23,500	24,381
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2037	3,125	3,210
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2038	1,165	1,192
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	2,750	3,058
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2039	9,000	10,121
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.000%	11/1/2040	5,000	4,375
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,500	2,729
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	2,605	2,875
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	6,475	7,220
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	3,965	4,373
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2041	18,250	20,335
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2042	18,140	19,986
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2043	18,605	20,246
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	15,520	16,689
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	12,520	11,970
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue	4.350%	10/1/2041	1,280	1,299
[18]	Dallas Independent School District GO	3.000%	2/15/2037	2,125	2,033
[18]	Dallas Independent School District GO	5.000%	2/15/2037	3,250	3,610
[18]	Dallas Independent School District GO	5.000%	2/15/2039	4,000	4,393
[18]	Dallas Independent School District GO	5.000%	2/15/2043	4,050	4,372
[18]	Dallas Independent School District GO	5.000%	2/15/2043	3,250	3,540
[18]	Dallas Independent School District GO	5.000%	2/15/2044	3,500	3,776
[18]	Dallas Independent School District GO	4.500%	2/15/2046	5,670	5,744
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2030	7,360	8,033
[18]	Dallas Independent School District GO PUT	5.000%	2/15/2031	29,725	32,964
	Dallas TX GO	5.000%	2/15/2033	17,010	19,722
	Dallas TX GO	3.000%	2/15/2038	1,225	1,126
	Dallas TX GO	4.000%	2/15/2041	3,125	3,132
	Dallas TX GO	5.000%	2/15/2041	6,285	6,916
	Dallas TX GO	5.000%	2/15/2043	6,465	6,983
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2028	1,210	1,217
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2029	2,200	2,212
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,750	1,759
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2031	1,750	1,758
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2032	1,445	1,451
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2033	1,280	1,285
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2035	1,780	1,785
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2036	1,000	1,002
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2037	1,750	1,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2033	5,715	6,682
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2036	5,010	5,078
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2045	4,135	4,297
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2046	2,500	2,533
[5]	Decatur TX Special Assessment Revenue	4.750%	9/15/2035	294	302
[5]	Decatur TX Special Assessment Revenue	5.500%	9/15/2045	562	568
[18]	Del Valle Independent School District TX GO	5.000%	6/15/2035	3,400	3,765
[18]	Del Valle Independent School District TX GO	5.000%	6/15/2036	2,250	2,475
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2037	1,915	1,992
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2038	2,500	2,587
[18]	Del Valle Independent School District TX GO	2.000%	6/15/2039	4,250	3,374
[18]	Del Valle Independent School District TX GO	4.000%	6/15/2039	3,850	3,969
	Denton County TX GO	4.000%	7/15/2041	4,950	5,035
	Denton County TX GO	4.000%	7/15/2042	5,255	5,306
[5]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	235	238
[5]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	230	233
[5]	Denton County TX Special Assessment Revenue	4.625%	12/31/2031	600	613
[5]	Denton County TX Special Assessment Revenue	4.500%	12/31/2035	435	455
[5]	Denton County TX Special Assessment Revenue	5.000%	12/31/2035	450	471
[5]	Denton County TX Special Assessment Revenue	5.250%	12/31/2044	2,000	2,001
[5]	Denton County TX Special Assessment Revenue	5.375%	12/31/2045	1,750	1,806
[5]	Denton County TX Special Assessment Revenue	5.875%	12/31/2045	965	994
[18]	Denton Independent School District GO	5.000%	8/15/2030	7,775	7,782
[18]	Denton Independent School District GO	5.000%	8/15/2037	1,360	1,400
[18]	Denton Independent School District GO	5.000%	8/15/2037	1,385	1,571
[18]	Denton Independent School District GO	5.000%	8/15/2038	1,920	2,162
[18]	Denton Independent School District GO	5.000%	8/15/2039	4,130	4,622
[18]	Denton Independent School District GO	5.000%	8/15/2040	3,705	4,112
[18]	Denton Independent School District GO	5.000%	8/15/2041	2,965	3,276
[18]	Denton Independent School District GO	5.000%	8/15/2041	3,000	3,384
[18]	Denton Independent School District GO	5.000%	8/15/2042	6,350	6,933
[18]	Denton Independent School District GO	3.000%	8/15/2043	2,500	2,108
[18]	Denton Independent School District GO	5.000%	8/15/2048	5,000	5,189
	Denton TX GO	4.000%	2/15/2039	3,605	3,679
	Denton TX GO	5.000%	2/15/2039	2,360	2,690
	Denton TX GO	4.000%	2/15/2040	2,560	2,597
	Denton TX GO	4.000%	2/15/2040	6,995	7,133
	Denton TX GO	4.000%	2/15/2041	7,275	7,370
	Denton TX GO	4.000%	2/15/2042	2,675	2,685
	Denton TX GO	4.000%	2/15/2042	2,285	2,296
	Denton TX GO	4.000%	2/15/2042	2,005	2,015
	Denton TX GO	4.000%	2/15/2042	5,710	5,741
	Denton TX GO	5.000%	2/15/2042	2,740	3,035
	Denton TX GO	4.000%	2/15/2043	7,880	7,868
	Denton TX GO	4.000%	2/15/2043	2,240	2,237
	Denton TX GO	4.000%	2/15/2043	5,950	5,941
	Denton TX GO	5.000%	2/15/2043	2,875	3,154
	Denton TX GO	4.000%	2/15/2044	3,190	3,148
	Denton TX Utility System Water Revenue	5.000%	12/1/2031	2,000	2,042
	DeSoto TX GO	5.000%	2/15/2038	2,265	2,571
[18]	Dickinson Independent School District GO	5.000%	2/15/2037	2,375	2,665
[18]	Dickinson Independent School District GO	5.000%	2/15/2038	3,750	4,180
[18]	Dickinson Independent School District GO	4.000%	2/15/2041	3,175	3,253
[18]	Dickinson Independent School District GO	4.000%	2/15/2043	3,460	3,476
[18]	Donna TX Independent School District GO	5.000%	2/15/2037	760	850
[18]	Donna TX Independent School District GO	5.000%	2/15/2038	1,605	1,784
[18]	Donna TX Independent School District GO	5.000%	2/15/2039	950	1,050
[18]	Donna TX Independent School District GO	5.000%	2/15/2042	750	809
[5]	Dorchester TX Special Assessment Revenue	5.250%	9/15/2031	305	307
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2028	1,010	1,066
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2030	1,010	1,113
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2041	5,600	6,271
[18]	Dripping TX Springs Independent School District GO	5.000%	2/15/2044	3,705	4,009
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2028	240	253
[18]	Dripping TX Springs Independent School District GO, ETM	5.000%	2/15/2030	240	265
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2032	2,940	3,352
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2033	1,435	1,657
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2042	4,885	5,268
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2043	5,800	6,202
[18]	Duncanville TX Independent School District GO	5.000%	2/15/2044	5,600	5,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Eagle Mountain & Saginaw Independent School District GO	3.000%	8/15/2037	2,250	2,154
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2041	1,375	1,509
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2042	2,000	2,167
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2043	1,750	1,874
[18]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2044	1,500	1,592
[18]	Eanes Independent School District GO	5.000%	8/1/2039	1,290	1,415
[18]	Eanes Independent School District GO	5.250%	8/1/2041	1,870	2,098
[18]	East Central Independent School District GO	5.000%	8/15/2038	1,690	1,914
[18]	East Central Independent School District GO	4.000%	8/15/2040	2,645	2,715
[18]	East Central Independent School District GO	4.000%	8/15/2041	3,500	3,569
[18]	East Central Independent School District GO	4.000%	8/15/2042	3,640	3,676
[18]	East Central Independent School District GO	4.000%	8/15/2043	3,790	3,820
[18]	East Central Independent School District GO	4.000%	8/15/2044	3,640	3,606
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2031	225	252
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2032	500	567
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2033	370	424
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2034	550	635
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2040	725	794
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2041	750	813
[1]	East Montgomery County Improvement District Sales Tax Revenue	5.000%	8/15/2042	740	792
	Ector County Hospital District GO	5.000%	9/15/2028	1,100	1,140
	Ector County Hospital District GO	5.000%	9/15/2029	780	818
	Ector County Hospital District GO	5.000%	9/15/2030	850	901
	Ector County Hospital District GO	5.000%	9/15/2032	1,750	1,841
	Ector County Hospital District GO	4.000%	9/15/2035	1,400	1,377
[18]	Ector County Independent School District GO	5.000%	8/15/2036	6,365	7,319
[18]	Ector County Independent School District GO	5.000%	8/15/2037	4,355	4,966
[18]	Ector County Independent School District GO	5.000%	8/15/2038	4,555	5,159
[18]	Ector County Independent School District GO	5.000%	8/15/2039	2,335	2,627
[18]	Ector County Independent School District GO	5.000%	8/15/2040	2,925	3,213
[18]	Ector County Independent School District GO	5.000%	8/15/2041	3,205	3,503
[18]	Ector County Independent School District GO	5.000%	8/15/2042	5,735	6,206
[18]	Ector County Independent School District GO	5.000%	8/15/2043	3,535	3,785
	Ector County TX GO	5.000%	2/15/2031	2,415	2,685
	Ector County TX GO	5.000%	2/15/2032	3,230	3,647
	Ector County TX GO	5.000%	2/15/2033	2,370	2,707
	Ector County TX GO	5.000%	2/15/2034	1,555	1,793
	Ector County TX GO	5.000%	2/15/2037	5,010	5,709
	Ector County TX GO	5.000%	2/15/2038	7,735	8,755
	Ector County TX GO	5.000%	2/15/2043	10,000	10,720
	Ector County TX GO	5.000%	2/15/2044	10,000	10,621
[1]	El Paso County Hospital District GO	5.000%	8/15/2029	1,150	1,240
[1]	El Paso County Hospital District GO	5.000%	8/15/2030	1,235	1,357
[1]	El Paso County Hospital District GO	5.000%	2/15/2031	1,790	1,983
[1]	El Paso County Hospital District GO	5.000%	8/15/2031	1,000	1,116
[1]	El Paso County Hospital District GO	5.000%	2/15/2032	2,225	2,497
[1]	El Paso County Hospital District GO	5.000%	8/15/2032	2,100	2,371
[1]	El Paso County Hospital District GO	5.000%	2/15/2033	1,045	1,185
[1]	El Paso County Hospital District GO	5.000%	8/15/2033	4,720	5,384
[1]	El Paso County Hospital District GO	5.000%	2/15/2034	4,500	5,156
[1]	El Paso County Hospital District GO	5.000%	2/15/2035	1,485	1,713
[1]	El Paso County Hospital District GO	5.000%	2/15/2037	1,300	1,471
[1]	El Paso County Hospital District GO	5.000%	2/15/2038	2,300	2,582
[1]	El Paso County Hospital District GO	5.000%	2/15/2039	1,850	2,063
[1]	El Paso County Hospital District GO	5.000%	8/15/2039	7,285	8,032
[1]	El Paso County Hospital District GO	5.000%	2/15/2040	1,500	1,661
[1]	El Paso County Hospital District GO	5.000%	8/15/2040	2,780	3,043
[1]	El Paso County Hospital District GO	5.250%	2/15/2041	2,200	2,457
[1]	El Paso County Hospital District GO	5.000%	8/15/2041	12,480	13,597
[1]	El Paso County Hospital District GO	5.000%	8/15/2042	6,310	6,792
[1]	El Paso County Hospital District GO	5.250%	2/15/2043	2,300	2,508
[1]	El Paso County Hospital District GO	5.000%	8/15/2043	2,270	2,415
	El Paso Downtown Development Corp. Lease (Appropriation) Revenue (Downtown Ballpark Venue Project)	5.000%	8/15/2026	1,065	1,078
[3,18]	El Paso Independent School District GO	5.000%	8/15/2033	1,480	1,695
[3,18]	El Paso Independent School District GO	5.000%	8/15/2034	4,500	5,205
[18]	El Paso Independent School District GO	5.000%	8/15/2036	5,000	5,068
[18]	El Paso Independent School District GO	5.000%	8/15/2037	3,050	3,092
[3,18]	El Paso Independent School District GO	5.000%	8/15/2038	3,500	3,923
[3,18]	El Paso Independent School District GO	5.000%	8/15/2039	3,750	4,176
[3,18]	El Paso Independent School District GO	5.000%	8/15/2040	6,240	6,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,18]	El Paso Independent School District GO	5.000%	8/15/2041	4,650	5,117
[3,18]	El Paso Independent School District GO	5.000%	8/15/2042	3,750	4,085
	El Paso TX GO	4.000%	8/15/2030	3,480	3,502
	El Paso TX GO	3.000%	8/15/2033	375	376
	El Paso TX GO	5.000%	8/15/2033	1,300	1,400
	El Paso TX GO	5.000%	8/15/2033	1,500	1,616
	El Paso TX GO	3.000%	8/15/2034	710	709
	El Paso TX GO	4.000%	8/15/2034	435	454
	El Paso TX GO	5.000%	8/15/2034	4,570	4,624
	El Paso TX GO	3.000%	8/15/2035	430	424
	El Paso TX GO	4.000%	8/15/2035	1,000	1,024
	El Paso TX GO	4.000%	8/15/2035	1,075	1,101
	El Paso TX GO	4.000%	8/15/2035	450	466
	El Paso TX GO	5.000%	8/15/2035	4,795	4,848
	El Paso TX GO	5.000%	8/15/2035	1,150	1,163
	El Paso TX GO	3.000%	8/15/2036	485	467
	El Paso TX GO	4.000%	8/15/2036	1,010	1,028
	El Paso TX GO	4.000%	8/15/2036	1,000	1,018
	El Paso TX GO	5.000%	8/15/2036	4,005	4,046
	El Paso TX GO	5.000%	8/15/2036	5,035	5,086
	El Paso TX GO	4.000%	8/15/2037	500	508
	El Paso TX GO	4.000%	8/15/2037	1,110	1,127
	El Paso TX GO	4.000%	8/15/2037	680	696
	El Paso TX GO	3.000%	8/15/2038	720	671
	El Paso TX GO	4.000%	8/15/2038	1,155	1,169
	El Paso TX GO	4.000%	8/15/2038	1,000	1,020
	El Paso TX GO	5.000%	8/15/2038	1,190	1,328
	El Paso TX GO	3.000%	8/15/2039	1,575	1,449
	El Paso TX GO	4.000%	8/15/2039	1,000	1,009
	El Paso TX GO	4.000%	8/15/2040	1,000	1,005
	El Paso TX GO	5.000%	8/15/2042	9,500	9,559
	El Paso TX Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/2029	2,150	2,183
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2033	2,100	2,123
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2033	2,750	2,997
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2034	1,700	1,716
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2034	3,530	3,833
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2035	4,560	4,937
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2037	5,000	5,363
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2038	5,980	6,386
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2041	5,000	5,022
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2044	3,245	3,465
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2045	4,150	4,381
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/2046	13,400	13,848
[18]	Elgin Independent School District GO	5.000%	8/1/2040	2,515	2,801
[18]	Elgin Independent School District GO	5.000%	8/1/2041	5,265	5,810
[18]	Elgin Independent School District GO	5.000%	8/1/2042	4,430	4,836
[18]	Elgin Independent School District GO	5.000%	8/1/2043	2,500	2,695
[18]	Elgin Independent School District GO	5.000%	8/1/2044	3,500	3,737
	EP Cimarron Ventanas PFC Local or Guaranteed Housing Revenue (Home Essential Function Housing Program)	4.125%	12/1/2039	5,575	5,636
	EP Essential Housing WF PFC Local or Guaranteed Housing Revenue	4.250%	12/1/2034	38,530	39,370
	EP Royal Estates PFC Local or Guaranteed Housing Revenue (El Paso Royal Apartments Project)	4.250%	10/1/2039	2,500	2,547
[18]	Forney Independent School District GO	5.000%	8/15/2031	1,810	2,056
[18]	Forney Independent School District GO	5.000%	8/15/2032	2,205	2,543
[18]	Forney Independent School District GO	4.000%	8/15/2034	2,355	2,494
[18]	Forney Independent School District GO	5.000%	8/15/2034	1,650	1,940
[18]	Forney Independent School District GO	3.000%	8/15/2035	4,910	4,866
[18]	Forney Independent School District GO	5.000%	8/15/2035	2,300	2,552
[18]	Forney Independent School District GO	3.000%	8/15/2036	5,375	5,264
[18]	Forney Independent School District GO	3.000%	2/15/2039	1,000	938
[18]	Forney Independent School District GO	5.000%	8/15/2039	1,200	1,320
[18]	Forney Independent School District GO	5.000%	8/15/2040	10,745	11,569
[18]	Forney Independent School District GO	5.000%	8/15/2040	1,205	1,315
[18]	Forney Independent School District GO	5.000%	8/15/2040	1,000	1,127
[2]	Forney Independent School District GO	0.000%	8/15/2041	1,000	502
[18]	Forney Independent School District GO	4.000%	8/15/2041	8,000	8,061
[18]	Forney Independent School District GO	5.000%	8/15/2041	1,380	1,496
[18]	Forney Independent School District GO	5.250%	8/15/2041	1,000	1,134
[18]	Forney Independent School District GO	4.000%	8/15/2042	8,000	7,978
[18]	Forney Independent School District GO	5.000%	8/15/2042	1,000	1,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Forney Independent School District GO	5.250%	8/15/2042	750	841
[2]	Forney Independent School District GO	0.000%	8/15/2043	1,000	446
[18]	Forney Independent School District GO	5.000%	8/15/2043	2,000	2,127
[18]	Forney Independent School District GO	5.250%	8/15/2043	1,000	1,106
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2027	360	361
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2028	235	236
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	720	727
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2029	335	338
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2030	720	726
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	500	502
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2031	780	783
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	580	576
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2032	340	338
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	400	397
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2033	820	813
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	450	443
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2034	870	856
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	1,575	1,476
[2]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/2037	435	408
	Fort Bend County TX GO	5.000%	3/1/2038	6,290	7,131
	Fort Bend County TX GO	5.000%	3/1/2042	3,770	4,101
	Fort Bend County TX GO	5.000%	3/1/2042	6,510	7,129
	Fort Bend County TX GO	5.000%	3/1/2043	3,965	4,276
	Fort Bend County TX GO	5.000%	3/1/2043	8,110	8,804
	Fort Bend County TX GO	5.000%	3/1/2044	4,170	4,467
	Fort Bend County TX GO	5.000%	3/1/2044	8,630	9,275
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2034	700	813
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2035	1,000	1,171
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2036	1,000	1,159
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2037	1,500	1,721
[1]	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/2038	1,400	1,593
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/2046	2,995	2,318
[18]	Fort Stockton Independent School District GO	5.000%	2/1/2044	1,000	1,018
[18]	Fort Worth Independent School District GO	4.000%	2/15/2042	2,000	2,027
[18]	Fort Worth Independent School District GO	5.000%	2/15/2042	2,960	3,221
	Fort Worth TX GO	4.000%	3/1/2040	5,225	5,331
	Fort Worth TX GO	4.000%	3/1/2041	4,680	4,735
	Fort Worth TX GO	4.000%	3/1/2041	5,475	5,548
	Fort Worth TX GO	4.000%	3/1/2043	11,405	11,382
	Fort Worth TX GO	4.125%	3/1/2044	2,680	2,682
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2038	1,925	2,157
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2039	1,500	1,669
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2040	1,800	1,980
	Fort Worth TX Hotel Occupancy Tax Revenue (Multipurpose Arena Venue Project)	5.000%	3/1/2041	5,530	6,014
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2036	4,370	4,543
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2036	2,190	2,508
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2038	3,785	3,887
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/2038	4,845	5,463
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2039	2,550	2,009
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2039	4,980	5,100
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2040	2,600	1,983
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2041	1,655	1,224
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/2042	2,710	1,934
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	3,970	3,998
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2042	5,170	5,218
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/2043	15,450	15,499
[12]	Freddie Mac Pool	4.170%	5/1/2037	5,335	5,349
[12]	Freddie Mac Pool	3.100%	2/1/2040	5,859	5,235
[12]	Freddie Mac Pool	3.450%	7/1/2040	9,791	9,162
[18]	Frenship Independent School District GO	3.000%	2/15/2034	1,585	1,587
[18]	Frenship Independent School District GO	3.000%	2/15/2036	1,000	985
[18]	Frenship Independent School District GO	3.000%	2/15/2038	1,000	949
[18]	Frisco Independent School District GO	5.000%	8/15/2026	3,430	3,481
[18]	Frisco Independent School District GO	4.000%	8/15/2030	4,075	4,134
[18]	Frisco Independent School District GO	4.000%	8/15/2033	4,500	4,547
[18]	Frisco Independent School District GO	4.000%	8/15/2034	4,735	4,776
[18]	Frisco Independent School District GO	3.000%	2/15/2037	2,500	2,416
[18]	Frisco Independent School District GO	5.000%	2/15/2041	2,500	2,775
[18]	Frisco Independent School District GO	5.000%	2/15/2042	4,000	4,405
[18]	Frisco Independent School District GO	5.000%	2/15/2043	3,000	3,279

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Frisco TX GO	5.000%	2/15/2030	7,390	8,140
	Frisco TX GO	4.000%	2/15/2039	6,385	6,619
	Frisco TX GO	4.000%	2/15/2040	5,680	5,842
	Frisco TX GO	4.000%	2/15/2041	1,145	1,170
	Frisco TX GO	4.000%	2/15/2042	1,360	1,378
	FW Chaparral PFC Local or Guaranteed Housing Revenue (Chaparral Ranch Project)	4.000%	10/1/2035	4,700	4,713
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	5.000%	10/1/2032	1,300	1,398
	FW Ramble Public Facility Corp. Local or Guaranteed Housing Revenue (Ramble & Rose Project)	4.000%	10/1/2035	11,455	11,428
[18]	Galena Park Independent School District GO	5.000%	8/15/2026	1,050	1,065
[18]	Galena Park Independent School District GO	5.000%	8/15/2027	1,825	1,899
[18]	Galena Park Independent School District GO	5.000%	8/15/2028	1,825	1,924
[18]	Galena Park Independent School District GO	5.000%	8/15/2035	1,895	2,200
[18]	Galena Park Independent School District GO	5.000%	8/15/2036	2,850	2,970
[18]	Galena Park Independent School District GO	5.000%	8/15/2036	1,500	1,725
[18]	Galena Park Independent School District GO	5.000%	8/15/2037	2,830	2,942
[18]	Galena Park Independent School District GO	5.000%	8/15/2037	2,000	2,281
[18]	Galena Park Independent School District GO	3.000%	8/15/2038	1,990	1,872
[18]	Galena Park Independent School District GO	5.000%	8/15/2038	1,250	1,416
[18]	Galena Park Independent School District GO	5.000%	8/15/2040	1,250	1,394
[18]	Galena Park Independent School District GO	5.000%	8/15/2041	2,020	2,229
	Galveston County TX GO	4.000%	2/1/2027	1,565	1,591
	Galveston County TX GO	4.000%	2/1/2029	1,055	1,072
	Galveston County TX GO	5.000%	2/1/2030	1,195	1,225
	Galveston County TX GO	4.000%	2/1/2032	1,195	1,211
[18]	Galveston Independent School District GO	5.000%	2/1/2033	725	792
[18]	Galveston Independent School District GO	5.000%	2/1/2034	1,000	1,089
[18]	Galveston Independent School District GO	5.000%	2/1/2035	1,225	1,330
[18]	Galveston Independent School District GO	5.000%	2/1/2037	1,725	1,854
[18]	Galveston Independent School District GO	4.000%	2/1/2039	7,450	7,598
[18]	Galveston Independent School District GO	4.000%	2/1/2040	5,250	5,327
[18]	Galveston Independent School District GO, Prere.	5.000%	2/1/2030	210	231
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2034	250	279
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2036	500	550
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2037	1,430	1,562
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2041	700	759
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.250%	8/1/2043	600	639
[18]	Garland Independent School District GO	5.000%	2/15/2026	1,875	1,877
[18]	Garland Independent School District GO	5.000%	2/15/2028	2,100	2,217
[18]	Garland Independent School District GO	5.000%	2/15/2030	2,500	2,757
[18]	Garland Independent School District GO	5.000%	2/15/2033	1,405	1,473
[18]	Garland Independent School District GO	5.000%	2/15/2036	685	776
[18]	Garland Independent School District GO	5.000%	2/15/2038	1,165	1,301
[18]	Garland Independent School District GO	5.000%	2/15/2039	1,250	1,388
[18]	Garland Independent School District GO	4.000%	2/15/2040	1,375	1,409
[18]	Garland Independent School District GO	5.000%	2/15/2040	8,000	8,822
[18]	Garland Independent School District GO	5.000%	2/15/2041	9,385	10,266
[18]	Garland Independent School District GO	4.000%	2/15/2042	2,190	2,215
[18]	Garland Independent School District GO	5.000%	2/15/2042	8,815	9,552
[18]	Garland Independent School District GO	5.000%	2/15/2043	8,850	9,492
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2030	1,100	1,208
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,095	1,173
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2031	1,000	1,119
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,355	1,448
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2032	1,000	1,137
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	2,010	2,144
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2033	1,000	1,152
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,250	1,330
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	1,000	1,002
[1]	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2034	950	1,106
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2035	1,115	1,183
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2036	1,000	1,057
	Garland TX Electric Utility System Electric Power & Light Revenue	3.000%	3/1/2037	1,250	1,181
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2037	4,000	4,005
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2037	1,000	1,053
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/2044	1,000	1,026
	Garland TX GO	5.000%	2/15/2041	1,800	1,999
	Garland TX GO	5.000%	2/15/2042	2,200	2,414
[18]	Georgetown Independent School District GO	5.000%	2/15/2032	3,150	3,593
[18]	Georgetown Independent School District GO	5.000%	2/15/2033	650	751
[18]	Georgetown Independent School District GO	5.000%	2/15/2033	1,660	1,919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Georgetown Independent School District GO	5.000%	2/15/2034	1,125	1,316
[18]	Georgetown Independent School District GO	5.500%	2/15/2037	4,250	5,100
[18]	Georgetown Independent School District GO	5.500%	2/15/2038	2,300	2,738
[18]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,977
[18]	Georgetown Independent School District GO	5.000%	2/15/2039	1,750	1,994
[18]	Georgetown Independent School District GO	5.000%	2/15/2040	1,605	1,792
[18]	Georgetown Independent School District GO	5.000%	2/15/2040	1,900	2,141
[18]	Georgetown Independent School District GO	5.000%	2/15/2041	5,500	6,084
[18]	Georgetown Independent School District GO	5.000%	2/15/2041	2,500	2,783
[18]	Georgetown Independent School District GO	5.000%	2/15/2042	5,390	5,900
[18]	Georgetown Independent School District GO	5.000%	2/15/2042	2,350	2,586
[18]	Georgetown Independent School District GO	5.000%	2/15/2043	2,100	2,272
[18]	Georgetown Independent School District GO	5.000%	2/15/2043	1,595	1,733
[18]	Georgetown Independent School District GO	5.000%	2/15/2044	2,500	2,675
[18]	Georgetown Independent School District GO	5.000%	2/15/2044	1,350	1,452
	Georgetown TX GO	4.000%	8/15/2044	1,435	1,413
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2026	400	405
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2028	500	533
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2036	565	630
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2037	1,210	1,340
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2039	1,290	1,407
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2040	2,000	2,189
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	2,485	2,671
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	6,110	6,627
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2041	1,400	1,527
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,360	1,450
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	4,810	5,170
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2042	1,200	1,295
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,060	2,178
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	4,310	4,589
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2043	2,325	2,484
[2]	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,000	2,113
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2044	2,945	3,119
	Georgetown TX Utility System Electric Power & Light Revenue	5.000%	8/15/2045	3,500	3,676
[1,5]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	2.380%	2/5/2026	21,565	21,565
[18]	Godley Independent School District GO	3.000%	2/15/2040	1,000	921
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2036	1,500	1,678
[18]	Goose Creek Consolidated Independent School District GO	5.000%	2/15/2038	1,250	1,380
[18]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,187
	Grand Parkway Transportation Corp. Highway Revenue	5.200%	10/1/2031	2,990	3,211
	Grand Parkway Transportation Corp. Highway Revenue	5.300%	10/1/2032	5,740	6,172
	Grand Parkway Transportation Corp. Highway Revenue	5.400%	10/1/2033	18,120	19,492
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2035	2,135	2,241
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2037	5,075	5,303
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	13,300	13,677
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	27,690	26,319
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	21,535	22,441
	Grand Prairie TX GO	5.000%	2/15/2026	500	500
	Grand Prairie TX GO	5.000%	2/15/2042	1,000	1,089
	Grayson County TX Junior College District GO	5.000%	2/15/2042	2,075	2,248
	Grayson County TX Junior College District GO	5.000%	2/15/2043	1,740	1,871
	Grayson County TX Junior College District GO	5.000%	2/15/2044	2,115	2,254
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	5.000%	3/1/2035	1,220	1,337
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2036	2,045	2,114
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2037	3,740	3,840
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2038	3,895	3,970
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2039	2,555	2,591
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2040	1,820	1,835
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue (EpicCenter Multipurpose Facilities Project)	4.000%	3/1/2041	2,765	2,778
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2038	1,270	1,397
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2039	1,000	1,093
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	3,400	3,701
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2040	5,125	5,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/2041	5,440	5,910
[3,18]	Greenville Independent School District GO	5.000%	2/15/2042	2,175	2,417
[3,18]	Greenville Independent School District GO	5.000%	2/15/2043	1,250	1,374
[3,18]	Greenville Independent School District GO	5.000%	2/15/2044	1,000	1,089
[3,18]	Greenville Independent School District GO	5.000%	2/15/2045	1,750	1,881
[3,18]	Greenville Independent School District GO	5.000%	2/15/2046	1,655	1,764
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2033	3,025	3,426
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2034	2,410	2,716
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2035	1,750	1,964
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2036	1,360	1,515
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2037	1,430	1,582
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2038	1,005	1,105
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2039	1,000	1,091
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2040	1,320	1,423
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2041	2,180	2,338
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2042	1,270	1,347
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2043	2,000	2,107
[2]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2044	2,055	2,153
[1]	Greenville TX GO	4.000%	2/15/2042	2,300	2,309
[1]	Greenville TX GO	4.000%	2/15/2043	2,395	2,385
[1]	Greenville TX GO	4.000%	2/15/2044	2,490	2,451
[18]	Greenwood Independent School District GO	4.000%	2/15/2042	9,840	9,953
[18]	Greenwood Independent School District GO	4.000%	2/15/2043	10,205	10,227
[18]	Greenwood Independent School District GO	4.000%	2/15/2044	9,000	8,897
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2038	3,480	3,924
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2039	1,305	1,460
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	6,240	6,767
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2040	2,585	2,866
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	6,395	6,886
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2041	2,660	2,923
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2042	1,000	1,088
[18]	Gregory-Portland TX Independent School District GO	4.000%	2/15/2043	16,550	16,590
[18]	Gregory-Portland TX Independent School District GO	5.000%	2/15/2043	880	948
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2031	125	125
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2032	100	100
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2033	140	140
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2034	170	170
	Guadalupe-Blanco River Authority Water Revenue	4.000%	8/15/2035	110	110
	Gulf Coast Authority Sewer Revenue	4.000%	10/1/2037	1,940	1,955
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2027	475	491
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2028	495	522
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	5.000%	9/1/2030	750	821
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2031	225	235
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2032	595	617
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2033	420	434
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2034	325	335
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2035	675	692
[1]	Gulfgate Redevelopment Authority Tax Increment/Allocation Revenue	4.000%	9/1/2037	780	794
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2034	1,000	1,061
[2]	Hale County TX GO	5.000%	3/15/2037	1,720	1,944
[2]	Hale County TX GO	5.000%	3/15/2038	1,485	1,668
[2]	Hale County TX GO	5.000%	3/15/2039	1,900	2,121
[2]	Hale County TX GO	5.000%	3/15/2040	1,800	1,997
[2]	Hale County TX GO	5.000%	3/15/2041	2,000	2,200
[18]	Harlandale Independent School District GO	5.000%	8/15/2040	2,140	2,350
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue PUT	5.000%	5/15/2032	44,130	48,512
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2026	1,050	1,070
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2027	1,000	1,042
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2028	1,045	1,093
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2029	1,205	1,260
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/2031	1,500	1,565
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2032	2,725	2,766
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2034	8,415	8,507
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/2035	1,300	1,310
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,185	2,188
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	13,440	15,078
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	6,000	6,797
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	1,725	1,941
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	10/1/2040	4,000	3,506
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	2,695	2,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,900	5,234
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	2/2/2026	88,060	88,060
[4,6]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.250%	2/4/2026	1,000	1,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/4/2026	75,315	75,315
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.300%	2/4/2026	3,135	3,135
	Harris County Flood Control District GO	4.000%	10/1/2037	4,400	4,526
	Harris County Flood Control District GO	4.000%	10/1/2039	7,790	7,949
	Harris County Flood Control District GO	5.250%	10/1/2039	2,500	2,800
	Harris County Flood Control District GO	5.250%	10/1/2040	2,375	2,644
	Harris County Flood Control District GO	4.000%	9/15/2041	1,520	1,544
	Harris County Flood Control District GO	4.000%	10/1/2045	1,040	1,007
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/2032	5,015	5,215
	Harris County Flood Control District Intergovernmental Agreement Revenue	4.000%	10/1/2037	1,640	1,664
	Harris County Hospital District GO	5.000%	2/15/2036	8,000	9,210
	Harris County Hospital District GO	5.000%	2/15/2037	9,285	10,586
	Harris County Hospital District GO	5.000%	2/15/2041	10,000	11,036
	Harris County Hospital District GO	5.000%	2/15/2042	8,190	8,919
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,860	1,863
	Harris County Industrial Development Corp. Industrial Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/2033	69,690	71,987
[2]	Harris County Municipal Utility District No. 165 GO	3.000%	3/1/2039	1,125	1,066
[2]	Harris County Municipal Utility District No. 165 GO	4.000%	3/1/2044	3,695	3,587
	Harris County TX GO	5.000%	10/1/2027	7,415	7,751
	Harris County TX GO	5.000%	9/15/2028	525	561
	Harris County TX GO	5.000%	9/15/2028	2,500	2,670
	Harris County TX GO	5.000%	9/15/2029	1,635	1,785
[1]	Harris County TX GO	5.250%	8/15/2030	7,335	8,279
	Harris County TX GO	5.000%	10/1/2034	2,700	2,800
	Harris County TX GO	5.000%	9/15/2036	9,480	10,975
	Harris County TX GO	5.000%	9/15/2038	11,705	13,492
	Harris County TX GO	4.000%	9/15/2039	2,250	2,338
	Harris County TX GO	5.000%	9/15/2039	6,150	7,029
	Harris County TX GO	4.000%	9/15/2040	1,500	1,547
	Harris County TX GO	5.000%	9/15/2040	6,325	7,169
	Harris County TX GO	5.000%	9/15/2041	3,150	3,494
	Harris County TX GO	4.000%	10/1/2041	2,000	2,034
	Harris County TX GO	4.000%	9/15/2042	1,000	1,015
	Harris County TX GO	4.000%	9/15/2043	1,300	1,312
	Harris County TX GO	5.000%	9/15/2043	12,840	13,951
	Harris County TX GO	5.000%	9/15/2043	3,805	4,134
	Harris County TX GO	5.000%	9/15/2044	9,365	10,059
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2035	1,685	1,749
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2036	2,165	2,233
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2037	3,600	3,384
	Harris County TX Toll Road Highway Revenue	3.000%	8/15/2038	11,235	10,395
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2038	6,000	6,871
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2039	2,280	2,321
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2039	6,000	6,818
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2040	3,110	3,150
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	6,500	7,330
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2041	9,000	9,123
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	8,485	8,532
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2043	3,620	3,614
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2043	5,860	6,008
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2044	12,725	13,716
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	5,780	5,559
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	0.000%	11/15/2031	1,155	954
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2028	2,880	2,662
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2029	5,260	4,726
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2030	6,325	5,516
[9]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2031	1,345	1,136
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2033	640	739
[18]	Hays Consolidated Independent School District GO	4.000%	2/15/2034	1,000	1,009
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2034	1,600	1,871
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2036	2,000	2,334
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2038	3,000	3,441
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2039	2,000	2,279
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2040	1,500	1,694
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	4,150	4,499
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2041	2,300	2,575
[18]	Hays Consolidated Independent School District GO	5.000%	2/15/2042	4,000	4,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Hays Consolidated Independent School District GO	5.250%	2/15/2042	1,465	1,650
	Hays County TX GO	5.000%	2/15/2026	1,145	1,146
	Hays County TX GO	5.000%	2/15/2027	1,105	1,135
	Hays County TX GO	5.000%	2/15/2029	1,830	1,880
	Hays County TX GO	5.000%	2/15/2030	1,760	1,807
	Hays County TX GO	5.000%	2/15/2030	2,175	2,233
	Hays County TX GO	5.000%	2/15/2031	3,235	3,320
	Hays County TX GO	5.000%	2/15/2031	1,590	1,632
	Hays County TX GO	5.000%	2/15/2034	1,035	1,059
	Hays County TX GO	3.000%	2/15/2038	1,565	1,475
	Hays County TX GO	3.000%	2/15/2040	1,075	974
	Hays County TX GO	3.000%	2/15/2041	1,365	1,200
[3]	Hays County TX GO	5.000%	2/15/2042	1,685	1,846
[3]	Hays County TX GO	5.000%	2/15/2043	1,505	1,632
[3]	Hays County TX GO	5.000%	2/15/2044	2,735	2,930
[3]	Hays County TX GO	5.000%	2/15/2045	1,500	1,595
[3]	Hays County TX GO	5.000%	2/15/2046	1,250	1,321
[5]	Hays County TX Special Assessment Revenue	3.250%	9/15/2030	255	242
[5]	Hays County TX Special Assessment Revenue	3.750%	9/15/2040	580	538
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2036	525	589
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2037	350	390
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/2038	315	349
	Hidalgo County Drain District No. 1 GO	4.250%	9/1/2041	1,000	1,016
	Hidalgo County Drain District No. 1 GO	4.375%	9/1/2044	1,300	1,309
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	500	538
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2030	960	1,023
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	500	543
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2031	1,475	1,585
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	450	487
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2032	1,355	1,449
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,970	2,124
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2033	1,250	1,332
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,925	2,064
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2034	1,350	1,432
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/2035	1,000	1,053
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2037	3,100	3,101
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2038	1,000	972
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2039	1,000	961
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2040	2,040	1,930
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	953
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/2041	1,000	931
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2042	2,425	1,095
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2043	2,835	1,185
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/2044	2,000	776
	Hidalgo County TX GO	4.000%	8/15/2035	1,450	1,492
	Hidalgo County TX GO	4.000%	8/15/2038	1,065	1,083
[18]	Houston Independent School District GO	5.000%	2/15/2026	1,905	1,907
[18]	Houston Independent School District GO	4.000%	2/15/2032	3,155	3,193
[18]	Houston Independent School District GO	5.000%	2/15/2034	8,750	10,244
[18]	Houston Independent School District GO	5.000%	2/15/2035	3,500	4,132
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	3,710	3,846
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	3,095	3,263
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	3,110	3,273
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	5,500	5,778
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	4,450	4,663
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	10,000	10,448
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	5,500	5,731
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,675	3,753
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2026	3,095	3,161
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	1,635	1,713
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2027	8,010	8,393
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2034	3,800	3,807
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	870	909
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2035	1,000	1,034
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	10,000	11,587
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2037	1,900	1,802
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2037	1,905	2,009
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2038	1,585	1,478
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2039	2,600	2,379
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2039	1,565	1,641

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2041	3,695	4,105
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	5,540	6,096
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	1,010	1,043
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2043	4,470	4,870
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2044	2,425	2,612
	Houston TX GO	5.000%	3/1/2026	1,535	1,538
	Houston TX GO	5.000%	3/1/2027	6,025	6,200
	Houston TX GO	5.000%	3/1/2027	125	129
	Houston TX GO	5.000%	3/1/2028	10,025	10,308
	Houston TX GO	5.000%	3/1/2028	150	158
	Houston TX GO	5.000%	3/1/2029	6,000	6,168
	Houston TX GO	5.000%	3/1/2029	500	539
	Houston TX GO	5.000%	3/1/2031	4,015	4,506
	Houston TX GO	5.000%	3/1/2032	3,840	3,848
	Houston TX GO	5.000%	3/1/2032	1,050	1,198
	Houston TX GO	4.000%	3/1/2033	5,000	5,054
	Houston TX GO	5.000%	3/1/2033	1,000	1,157
	Houston TX GO	4.000%	3/1/2035	3,000	3,025
	Houston TX GO	3.000%	3/1/2036	1,015	997
	Houston TX GO	5.000%	3/1/2036	1,000	1,169
	Houston TX GO	3.000%	3/1/2037	3,500	3,355
	Houston TX GO	3.000%	3/1/2038	3,250	3,050
	Houston TX GO	5.000%	3/1/2038	4,390	4,977
	Houston TX GO	5.000%	3/1/2038	810	918
	Houston TX GO	3.000%	3/1/2039	2,500	2,304
	Houston TX GO	5.000%	3/1/2039	1,415	1,592
	Houston TX GO	3.000%	3/1/2040	2,630	2,350
	Houston TX GO	5.000%	3/1/2040	3,000	3,351
	Houston TX GO	5.250%	3/1/2040	1,800	2,016
	Houston TX GO	3.000%	3/1/2041	3,170	2,781
	Houston TX GO	5.000%	3/1/2041	3,750	4,154
	Houston TX GO	5.000%	3/1/2041	2,870	3,179
	Houston TX GO	5.000%	3/1/2042	6,250	6,813
	Houston TX GO	5.000%	3/1/2042	2,840	3,096
	Houston TX GO	5.000%	3/1/2042	1,000	1,099
	Houston TX GO	5.000%	3/1/2043	10,000	10,776
	Houston TX GO	5.000%	3/1/2043	3,000	3,233
	Houston TX GO	5.000%	3/1/2043	1,250	1,357
	Houston TX GO	5.250%	3/1/2043	2,300	2,502
	Houston TX GO	5.000%	3/1/2044	15,345	16,371
	Houston TX GO	5.000%	3/1/2044	3,220	3,435
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2026	1,650	1,653
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2028	2,425	2,430
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2029	440	463
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/2029	1,520	1,523
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2030	440	467
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	4.000%	9/1/2031	425	455
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	3.000%	9/1/2033	315	316
[18]	Humble Independent School District GO	5.000%	2/15/2035	3,995	4,496
[18]	Humble Independent School District GO	5.000%	2/15/2038	1,850	2,125
[18]	Humble Independent School District GO	5.000%	2/15/2040	1,225	1,362
[18]	Humble Independent School District GO	3.000%	2/15/2041	2,990	2,678
[18]	Humble Independent School District GO	5.000%	2/15/2041	2,525	2,780
[18]	Humble Independent School District GO	5.000%	2/15/2041	1,750	1,944
[18]	Humble Independent School District GO	5.000%	2/15/2042	2,500	2,724
[18]	Humble Independent School District GO	5.000%	2/15/2042	2,100	2,306
[18]	Humble Independent School District GO	5.000%	2/15/2043	1,150	1,241
[18]	Humble Independent School District GO	5.000%	2/15/2043	1,475	1,601
[18]	Humble Independent School District GO	5.000%	2/15/2044	1,000	1,070
[18]	Humble Independent School District GO	5.000%	2/15/2044	2,000	2,151
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2032	1,070	1,101
	Hunt Memorial Hospital District Charitable Health GO	4.375%	2/15/2036	3,315	3,281
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2041	1,270	1,345
	Hunt Memorial Hospital District Charitable Health GO	6.000%	2/15/2045	1,045	1,066
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2040	6,895	7,104
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2041	7,615	7,788
[18]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2042	18,200	18,406
[18]	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/2043	5,010	5,404
[2]	Hutto TX GO	5.000%	8/1/2033	1,075	1,246
[2]	Hutto TX GO	5.000%	8/1/2034	1,325	1,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hutto TX GO	5.000%	8/1/2040	3,000	3,347
[2]	Hutto TX GO	5.000%	8/1/2041	2,000	2,201
	Hutto TX GO	5.000%	8/1/2042	3,265	3,501
[2]	Hutto TX GO	5.000%	8/1/2042	2,250	2,449
[2]	Hutto TX GO	5.000%	8/1/2043	5,250	5,659
[2]	Hutto TX GO	5.000%	8/1/2044	6,200	6,609
[18]	Irving Independent School District GO	5.000%	2/15/2027	1,615	1,661
[18]	Irving Independent School District GO	5.000%	2/15/2028	1,495	1,577
[18]	Irving Independent School District GO	5.000%	2/15/2029	1,825	1,971
[18]	Irving Independent School District GO	5.000%	2/15/2038	5,295	6,079
[18]	Irving Independent School District GO	5.000%	2/15/2039	4,400	4,845
[18]	Irving Independent School District GO	5.000%	2/15/2040	9,270	10,105
[18]	Irving Independent School District GO	5.000%	2/15/2041	4,000	4,337
[18]	Irving Independent School District GO	5.000%	2/15/2041	4,925	5,462
[18]	Irving Independent School District GO	5.000%	2/15/2042	8,890	9,570
[18]	Irving Independent School District GO	5.000%	2/15/2042	3,840	4,210
[18]	Irving Independent School District GO	5.000%	2/15/2043	3,820	4,080
[18]	Irving Independent School District GO	5.000%	2/15/2043	4,190	4,536
	Irving TX GO	5.000%	9/15/2026	1,940	1,972
	Irving TX GO	5.000%	9/15/2027	2,020	2,106
	Irving TX GO	5.000%	9/15/2036	1,135	1,276
	Irving TX GO	5.000%	9/15/2039	1,315	1,450
	Irving TX GO	4.000%	9/15/2040	6,050	6,221
	Irving TX GO	4.000%	9/15/2041	6,050	6,159
	Irving TX GO	4.000%	9/15/2042	6,050	6,108
	Irving TX GO	4.000%	9/15/2043	6,050	6,060
	Irving TX GO	4.000%	9/15/2044	6,050	5,939
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2027	120	122
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2028	145	150
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2029	155	162
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2030	200	209
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2031	145	151
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2032	150	156
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2033	150	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2034	150	155
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2035	175	181
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2036	250	257
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2037	250	256
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2038	300	306
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/2039	300	304
[18]	Jacksboro Independent School District GO	5.000%	2/15/2038	2,680	2,997
[18]	Jacksboro Independent School District GO	5.000%	2/15/2039	2,820	3,136
[18]	Jacksboro Independent School District GO	5.000%	2/15/2040	2,965	3,268
[18]	Jacksboro Independent School District GO	5.000%	2/15/2041	3,115	3,408
[18]	Jarrell Independent School District GO	3.000%	8/15/2039	1,775	1,642
[18]	Jarrell Independent School District GO	3.000%	8/15/2040	2,200	2,006
[18]	Jarrell Independent School District GO	5.000%	2/15/2043	1,370	1,454
[18]	Johnson City Independent School District GO	5.000%	2/15/2039	1,835	2,047
[18]	Johnson City Independent School District GO	5.000%	2/15/2040	1,930	2,130
[18]	Johnson City Independent School District GO	5.000%	2/15/2041	2,025	2,216
[18]	Johnson City Independent School District GO	5.000%	2/15/2042	2,130	2,309
[18]	Johnson City Independent School District GO	5.000%	2/15/2043	2,240	2,405
[18]	Johnson City Independent School District GO	5.000%	2/15/2044	2,355	2,507
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	4.375%	9/1/2030	328	332
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas #1-2 Project)	5.250%	9/1/2043	1,250	1,267
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas Project)	4.350%	9/1/2036	1,360	1,362
[5]	Joshua Farms Municipal Management District No. 1 Special Assessment Revenue (Improvement Areas Project)	5.250%	9/1/2046	2,220	2,136
[18]	Joshua Independent School District GO	5.000%	8/15/2031	500	566
[18]	Joshua Independent School District GO	5.000%	8/15/2032	1,000	1,147
[18]	Joshua Independent School District GO	5.000%	8/15/2033	550	639
[18]	Joshua Independent School District GO	5.000%	8/15/2040	1,750	1,921
[18]	Joshua Independent School District GO	5.000%	8/15/2041	1,070	1,169
[18]	Joshua Independent School District GO	5.000%	8/15/2042	1,300	1,407
[18]	Joshua Independent School District GO	5.000%	8/15/2043	1,675	1,793
[18]	Joshua Independent School District GO	5.000%	8/15/2044	1,475	1,565
[5]	Justin TX Special Assessment Revenue	3.000%	9/1/2031	225	213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Justin TX Special Assessment Revenue	3.375%	9/1/2041	475	391
[18]	Katy Independent School District GO	5.000%	2/15/2032	2,545	2,899
[18]	Katy Independent School District GO	5.000%	2/15/2033	2,000	2,310
[18]	Katy Independent School District GO	5.000%	2/15/2034	1,200	1,403
[18]	Katy Independent School District GO	4.000%	2/15/2039	1,000	1,027
[18]	Katy Independent School District GO	4.000%	2/15/2040	1,250	1,275
[18]	Katy Independent School District GO	5.000%	2/15/2040	3,180	3,468
[18]	Katy Independent School District GO	4.000%	2/15/2041	1,025	1,040
[18]	Katy Independent School District GO	5.000%	2/15/2041	4,500	4,871
[18]	Katy Independent School District GO	5.000%	2/15/2042	5,000	5,370
[18]	Katy Independent School District GO	5.000%	2/15/2042	4,000	4,340
[18]	Katy Independent School District GO	5.000%	2/15/2043	3,000	3,195
[18]	Katy Independent School District GO	5.000%	2/15/2043	1,725	1,853
[18]	Keller TX Independent School District GO	5.000%	2/15/2028	2,120	2,237
[18]	Keller TX Independent School District GO	4.000%	8/15/2029	2,900	2,902
[18]	Kennedale Independent School District GO	4.000%	2/15/2040	1,365	1,397
[18]	Kennedale Independent School District GO	4.000%	2/15/2041	1,445	1,469
[18]	Kennedale Independent School District GO	4.000%	2/15/2042	1,425	1,434
[18]	Kennedale Independent School District GO	4.000%	2/15/2043	1,140	1,135
[18]	Kennedale Independent School District GO	5.000%	2/15/2043	2,370	2,549
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2037	1,150	1,300
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2038	1,200	1,346
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2039	1,275	1,419
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2040	1,330	1,460
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2041	2,785	3,026
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.000%	4/15/2042	2,920	3,126
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2043	1,750	1,888
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2044	2,000	2,143
[2]	Kerrville Public Utility Board Public Facility Corp. Electric Power & Light Revenue	5.250%	4/15/2045	7,500	7,978
[18]	Kilgore Independent School District GO	3.000%	2/15/2039	4,455	4,160
	Killeen TX GO	4.000%	8/1/2040	1,910	1,951
	Killeen TX GO	4.000%	8/1/2043	6,915	6,926
[18]	Klein Independent School District GO	5.000%	8/1/2035	2,000	2,017
[18]	Klein Independent School District GO	5.000%	8/1/2036	1,715	2,006
[18]	Klein Independent School District GO	5.000%	8/1/2037	3,000	3,021
[18]	Klein Independent School District GO	5.000%	8/1/2037	2,680	3,106
[18]	Klein Independent School District GO	5.000%	8/1/2038	1,500	1,725
[18]	Klein Independent School District GO	5.000%	8/1/2041	1,775	1,977
[18]	Klein Independent School District GO	5.000%	8/1/2042	1,400	1,541
[18]	Klein Independent School District GO	5.000%	8/1/2043	2,000	2,172
[18]	Krum Independent School District GO	5.250%	8/15/2038	2,135	2,480
[18]	Krum Independent School District GO	5.250%	8/15/2039	2,245	2,589
[18]	Krum Independent School District GO	5.250%	8/15/2040	1,365	1,555
[18]	Krum Independent School District GO	5.250%	8/15/2041	1,490	1,690
[18]	Krum Independent School District GO	5.250%	8/15/2042	1,370	1,535
[18]	Krum Independent School District GO	5.250%	8/15/2044	1,650	1,812
[1]	Kyle TX GO	5.000%	8/15/2037	350	397
[1]	Kyle TX GO	5.000%	8/15/2038	440	494
[1]	Kyle TX GO	5.000%	8/15/2039	735	817
[1]	Kyle TX GO	5.000%	8/15/2040	600	660
[1]	Kyle TX GO	5.000%	8/15/2041	560	611
[1]	Kyle TX GO	5.000%	8/15/2042	860	928
[1]	Kyle TX GO	5.000%	8/15/2043	675	721
[5]	Kyle TX Special Assessment Revenue	4.500%	9/1/2033	504	518
[5]	Kyle TX Special Assessment Revenue	5.250%	9/1/2043	1,542	1,596
[5]	Kyle TX Special Assessment Revenue	4.000%	9/1/2046	155	130
[18]	La Porte TX Independent School District GO	5.000%	2/15/2037	2,500	2,835
[18]	La Porte TX Independent School District GO	5.000%	2/15/2038	2,000	2,252
[18]	La Porte TX Independent School District GO	5.000%	2/15/2039	6,790	7,594
[18]	La Porte TX Independent School District GO	5.000%	2/15/2040	2,750	3,052
[18]	La Porte TX Independent School District GO	5.000%	2/15/2041	2,880	3,169
[18]	La Porte TX Independent School District GO	5.000%	2/15/2042	3,015	3,281
[18]	La Porte TX Independent School District GO	5.000%	2/15/2043	3,155	3,392
[18]	La Vega Independent School District GO	5.000%	2/15/2039	1,000	1,115
[18]	La Vega Independent School District GO	5.000%	2/15/2040	1,075	1,190
[18]	La Vega Independent School District GO	5.000%	2/15/2041	1,905	2,093
[18]	La Vega Independent School District GO	5.000%	2/15/2042	2,000	2,175
[18]	La Vega Independent School District GO	5.000%	2/15/2043	2,080	2,237
[18]	La Vega Independent School District GO	5.000%	2/15/2044	1,445	1,539
[18]	Lake Dallas Independent School District GO	4.000%	8/15/2031	1,115	1,151

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	280	291
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	275	289
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	300	319
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2031	325	348
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2032	475	482
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	455
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2034	625	584
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	475	476
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	475	471
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2038	1,025	890
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2039	1,325	1,129
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	3.000%	9/1/2040	900	747
[5,6]	Lakeside Place PFC TX Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	23,960	23,960
[5]	Lakewood Village TX Special Assessment Revenue	4.750%	9/15/2032	400	413
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2026	2,020	2,022
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2034	2,585	2,648
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/2038	2,000	1,899
[18]	Lamar Consolidated Independent School District GO	3.000%	2/15/2039	2,000	1,875
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2039	5,000	5,544
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2040	7,000	7,682
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	9,000	9,798
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2041	2,100	2,309
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	10,000	10,784
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2042	2,700	2,936
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	5,945	6,015
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	11,155	11,900
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2043	2,100	2,257
[18]	Lamar Consolidated Independent School District GO	5.000%	2/15/2044	4,600	4,897
[18]	Lancaster TX Independent School District GO	4.000%	2/15/2033	1,000	1,011
	Laredo TX GO	5.000%	2/15/2037	1,000	1,128
	Laredo TX GO	5.000%	2/15/2038	1,715	1,922
	Laredo TX GO	4.000%	2/15/2039	3,085	3,169
	Laredo TX GO	4.000%	2/15/2040	3,670	3,745
	Laredo TX GO	4.125%	2/15/2041	2,340	2,397
	Laredo TX GO	4.125%	2/15/2042	4,045	4,115
	Laredo TX GO	4.250%	2/15/2043	3,270	3,337
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2034	300	306
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2035	235	239
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2036	550	558
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2038	750	834
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/2039	625	630
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2039	550	608
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2041	1,175	1,274
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/2042	600	641
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue	4.250%	10/1/2035	1,715	1,726
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	995	996
[5]	Lavon TX Special Assessment Revenue	4.250%	9/15/2031	100	100
[5]	Lavon TX Special Assessment Revenue	4.375%	9/15/2031	150	151
[5]	Lavon TX Special Assessment Revenue	3.875%	9/15/2032	537	527
[5]	Lavon TX Special Assessment Revenue	5.875%	9/15/2042	1,108	1,183
[5]	Lavon TX Special Assessment Revenue	5.000%	9/15/2044	429	432
[5]	Lavon TX Special Assessment Revenue	5.125%	9/15/2044	600	609
[5]	Lavon TX Special Assessment Revenue	5.750%	9/15/2045	872	898
[18]	Leander Independent School District GO	0.000%	8/15/2031	310	265
[18]	Leander Independent School District GO	0.000%	8/15/2032	400	330
[18]	Leander Independent School District GO	0.000%	8/15/2033	540	430
[18]	Leander Independent School District GO	0.000%	8/15/2034	2,000	1,529
[18]	Leander Independent School District GO	0.000%	8/15/2035	5,500	4,021
[18]	Leander Independent School District GO	5.000%	8/15/2037	8,550	9,948
[18]	Leander Independent School District GO	5.000%	8/15/2038	16,025	18,504
[18]	Leander Independent School District GO	4.000%	2/15/2039	4,090	4,243
[18]	Leander Independent School District GO	5.000%	8/15/2039	15,355	17,601
[18]	Leander Independent School District GO	4.000%	2/15/2040	4,255	4,390
[18]	Leander Independent School District GO	5.000%	8/15/2040	6,500	7,358
[18]	Leander Independent School District GO	4.000%	2/15/2041	10,410	10,665
[18]	Leander Independent School District GO	5.000%	2/15/2042	8,830	9,551
[18]	Leander Independent School District GO	4.250%	2/15/2043	4,000	4,079
	Leander TX GO	5.000%	8/15/2042	1,490	1,632
	Leander TX GO	5.000%	8/15/2043	1,550	1,679
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,915	1,924

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Lewisville Independent School District GO	5.000%	8/15/2027	4,230	4,407
[18]	Lewisville Independent School District GO	5.000%	8/15/2037	4,000	4,574
[18]	Lewisville Independent School District GO	5.000%	8/15/2038	1,180	1,326
[18]	Lewisville Independent School District GO	5.000%	8/15/2038	4,000	4,536
[18]	Lewisville Independent School District GO	5.000%	8/15/2042	10,000	10,897
[18]	Lewisville Independent School District GO	5.000%	8/15/2043	4,550	4,896
[18]	Lewisville Independent School District GO	5.000%	8/15/2044	1,815	1,934
	Lewisville TX GO	5.000%	2/15/2028	3,290	3,463
	Lewisville TX GO	5.000%	2/15/2036	1,440	1,653
	Lewisville TX GO	4.000%	2/15/2038	2,250	2,326
	Lewisville TX GO	4.000%	2/15/2042	2,550	2,570
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2037	1,000	1,118
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2038	4,990	5,472
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2038	535	594
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2039	4,770	5,199
[18]	Liberty Hill Independent School District GO	3.000%	2/1/2040	2,650	2,426
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2040	4,850	5,253
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2040	1,100	1,205
[18]	Liberty Hill Independent School District GO	3.000%	2/1/2041	2,000	1,799
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2041	1,180	1,284
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,945	2,077
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2042	1,605	1,730
[18]	Liberty Hill Independent School District GO	5.000%	2/1/2043	1,600	1,707
[5]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	944	894
[5]	Liberty Hill TX Special Assessment Revenue	3.875%	9/1/2032	211	204
[18]	Little Elm Independent School District GO	5.000%	8/15/2042	1,910	2,081
[18]	Little Elm Independent School District GO	5.000%	8/15/2043	2,070	2,232
[18]	Little Elm Independent School District GO	5.000%	8/15/2047	6,620	6,901
[18]	Longview Independent School District GO	5.000%	2/15/2040	4,000	4,462
[18]	Longview Independent School District GO	5.000%	2/15/2041	4,780	5,281
[18]	Longview Independent School District GO	5.000%	2/15/2042	9,755	10,659
[18]	Longview Independent School District GO	5.000%	2/15/2043	4,755	5,144
[18]	Longview Independent School District GO	5.000%	2/15/2044	5,585	5,985
[18]	Lovejoy Independent School District GO	5.000%	2/15/2034	1,180	1,381
[18]	Lovejoy Independent School District GO	5.000%	2/15/2035	1,250	1,475
[18]	Lovejoy Independent School District GO	5.000%	2/15/2037	1,805	2,102
[18]	Lovejoy Independent School District GO	5.000%	2/15/2038	1,700	1,964
[18]	Lovejoy Independent School District GO	5.000%	2/15/2039	2,125	2,438
[18]	Lovejoy Independent School District GO	5.000%	2/15/2040	3,100	3,499
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2032	2,000	2,279
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2033	1,750	2,019
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	3,125	3,554
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2039	4,750	5,260
[1]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/2040	2,855	2,901
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2040	3,440	3,825
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2041	2,975	3,272
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2042	1,250	1,348
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2043	1,480	1,582
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2044	1,650	1,747
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2045	1,675	1,756
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	15,070	15,765
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2032	25,040	27,969
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,375	1,384
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,750	1,887
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2031	1,350	1,516
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2032	2,250	2,420
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	3,000	3,219
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2033	1,245	1,362
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	2,010	2,109
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	4,250	4,548
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2034	1,500	1,635
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	3,065	3,209
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	4,500	4,801
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2035	1,250	1,357
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	1,060	1,140
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2037	2,400	2,620
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	3,000	3,258
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2038	1,870	2,085
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	2,000	2,132
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	8,635	9,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,000	1,097
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2039	2,190	2,427
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,710	2,878
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	2,570	2,803
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2040	17,345	18,646
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2040	2,000	2,204
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,485
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	13,475	14,378
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2041	4,250	4,690
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2041	1,000	1,092
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	5,350	5,836
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2042	6,000	6,523
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2042	2,000	2,165
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2043	8,000	8,003
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	8,650	9,350
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2043	4,000	4,309
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	3,395	3,437
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	14,250	15,241
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	5,000	5,330
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	1,095	1,163
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	6,655	7,013
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	1,200	1,236
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2034	3,015	3,346
	Lower Colorado River Authority Intergovernmental Agreement Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/2036	5,250	5,765
[5]	Lowry Crossing TX Special Assessment Revenue	4.750%	9/15/2035	351	367
[5]	Lowry Crossing TX Special Assessment Revenue	5.750%	9/15/2045	275	282
	Lubbock County TX GO	4.000%	2/15/2042	2,040	2,057
	Lubbock County TX GO	4.000%	2/15/2043	2,335	2,344
[3]	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	465	465
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2034	1,825	1,892
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2035	4,415	4,555
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2036	3,620	3,710
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2037	7,510	7,167
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2038	3,420	3,470
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2039	3,640	3,997
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	3.000%	4/15/2040	10,095	9,063
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2040	3,820	4,164
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2041	4,010	4,338
[1]	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	5.000%	4/15/2042	2,000	2,138
	Lubbock TX GO	4.000%	2/15/2032	1,425	1,426
	Lubbock TX GO	4.000%	2/15/2033	1,000	1,001
	Lubbock TX GO	4.000%	2/15/2041	1,195	1,213
[18]	Lubbock-Cooper Independent School District GO	5.000%	2/15/2044	1,895	2,017
[18]	Lubbock-Cooper Independent School District GO	4.000%	2/15/2047	1,475	1,396
[18]	Lumberton Independent School District GO	3.000%	2/15/2040	1,415	1,292
[18]	Mabank Independent School District GO	5.000%	8/15/2042	2,355	2,549
	Mainland College GO	4.000%	8/15/2031	795	830
	Mainland College GO	4.000%	8/15/2032	560	582
	Mainland College GO	4.000%	8/15/2033	510	529
	Mainland College GO	4.000%	8/15/2034	635	655
	Mainland College GO	4.000%	8/15/2035	500	514
	Mainland College GO	4.000%	8/15/2036	1,000	1,023
	Mainland College GO	4.000%	8/15/2037	750	764
	Mainland College GO	4.000%	8/15/2038	750	761
	Mainland College GO	4.000%	8/15/2039	1,680	1,700
	Mainland College GO	4.000%	8/15/2040	895	902
[18]	Malakoff Independent School District GO	2.000%	2/15/2038	2,805	2,300
[18]	Malakoff Independent School District GO	2.000%	2/15/2039	2,865	2,293
[18]	Malakoff Independent School District GO	2.000%	2/15/2040	2,920	2,239
[18]	Malakoff Independent School District GO	2.000%	2/15/2041	2,980	2,207
	Mansfield TX GO	5.000%	2/15/2039	1,000	1,099
	Mansfield TX GO	5.000%	2/15/2042	4,210	4,566
	Mansfield TX GO	5.000%	2/15/2043	4,425	4,760
	Mansfield TX GO	5.000%	2/15/2044	4,650	4,958
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2042	1,100	1,182
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2043	1,120	1,193
	Mansfield TX Waterworks & Sewer System Water Revenue	5.000%	8/1/2044	1,010	1,069
[18]	Marble Falls Independent School District GO	5.000%	2/15/2036	2,125	2,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Marble Falls Independent School District GO	5.000%	2/15/2037	3,430	3,923
[18]	Marble Falls Independent School District GO	5.000%	2/15/2038	4,500	5,105
[18]	McGregor Independent School District GO	5.000%	2/15/2042	1,250	1,365
[18]	McKinney Independent School District GO	5.000%	2/15/2037	2,000	2,082
[18]	McKinney Independent School District GO	2.000%	2/15/2040	2,000	1,534
[18]	McKinney Independent School District GO	2.000%	2/15/2041	2,000	1,481
	McKinney TX GO	5.000%	8/15/2033	275	315
	McKinney TX GO	3.500%	8/15/2034	775	798
	McKinney TX GO	3.625%	8/15/2035	780	803
	McKinney TX GO	3.750%	8/15/2037	1,065	1,085
	McKinney TX GO	3.875%	8/15/2039	1,830	1,854
	McKinney TX GO	3.875%	8/15/2040	1,900	1,910
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2032	350	400
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2033	700	798
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2034	500	567
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2035	570	642
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2036	1,000	1,119
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2037	750	835
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2038	750	830
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2039	1,000	1,099
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2040	725	791
	McKinney TX Waterworks & Sewer System Water Revenue	5.000%	3/15/2042	1,000	1,070
[18]	Medina Valley Independent School District GO	5.000%	2/15/2041	8,390	9,172
[18]	Medina Valley Independent School District GO	5.000%	2/15/2042	11,475	12,442
[18]	Medina Valley Independent School District GO	5.000%	2/15/2043	5,000	5,372
[3,18]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	595	595
[18]	Melissa Independent School District GO	5.000%	2/1/2032	500	566
[18]	Melissa Independent School District GO	5.000%	2/1/2033	600	687
[18]	Melissa Independent School District GO	5.000%	2/1/2034	1,000	1,157
[18]	Melissa Independent School District GO	5.000%	2/1/2041	1,350	1,490
[18]	Melissa Independent School District GO	5.000%	2/1/2042	1,000	1,084
[18]	Melissa Independent School District GO	5.000%	2/1/2042	1,320	1,441
[18]	Melissa Independent School District GO	5.000%	2/1/2043	1,790	1,932
[18]	Melissa Independent School District GO	5.000%	2/1/2044	1,775	1,896
[7]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/2030	339	3
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue	4.530%	2/1/2044	3,000	3,003
[18]	Midland Independent School District GO	5.000%	2/15/2037	1,070	1,203
[18]	Midland Independent School District GO	4.000%	2/15/2039	4,500	4,640
[18]	Midland Independent School District GO	4.000%	2/15/2040	1,985	2,026
[18]	Midland Independent School District GO	4.000%	2/15/2041	2,900	2,938
[18]	Midland Independent School District GO	4.000%	2/15/2042	12,855	12,932
[18]	Midland Independent School District GO	4.000%	2/15/2043	23,945	23,954
[18]	Midland Independent School District GO	4.000%	2/15/2044	20,000	19,670
	Midland TX GO	4.000%	2/15/2038	3,000	3,126
	Midland TX GO	4.000%	2/15/2040	4,450	4,557
	Midland TX GO	4.000%	2/15/2041	7,000	7,130
	Midland TX GO	4.000%	3/1/2042	1,050	1,057
[5]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	67	67
[5]	Midlothian TX Special Assessment Revenue	4.750%	9/15/2032	250	255
	Mont Belvieu TX GO	4.000%	8/15/2037	1,745	1,809
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	525	526
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2032	685	686
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2033	710	711
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2034	1,520	1,522
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2036	1,110	1,111
	Montgomery County TX GO	4.000%	3/1/2029	11,625	12,008
	Montgomery County TX GO	4.000%	3/1/2030	13,500	13,918
	Montgomery County TX GO	5.000%	3/1/2032	12,000	12,026
	Montgomery County TX GO	5.000%	3/1/2036	2,750	3,221
	Montgomery County TX GO	5.000%	3/1/2037	2,665	3,091
	Montgomery County TX GO	5.000%	3/1/2038	5,595	6,438
	Montgomery County TX GO	5.000%	3/1/2039	6,050	6,902
	Montgomery County TX GO	5.000%	3/1/2040	2,500	2,830
	Montgomery County TX GO	5.000%	3/1/2041	5,850	6,566
[18]	Montgomery Independent School District GO	5.000%	2/15/2031	1,350	1,514
[18]	Montgomery Independent School District GO	5.000%	2/15/2032	1,715	1,955
[18]	Montgomery Independent School District GO	5.000%	2/15/2033	1,880	2,171
[18]	Montgomery Independent School District GO	5.000%	2/15/2040	4,395	4,761
[18]	New Braunfels Independent School District GO	3.000%	2/1/2039	2,970	2,779
[18]	New Caney Independent School District GO	5.000%	2/15/2027	1,000	1,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	New Caney Independent School District GO	5.000%	2/15/2028	525	554
[18]	New Caney Independent School District GO	5.000%	2/15/2029	1,300	1,402
[18]	New Caney Independent School District GO	5.000%	2/15/2039	1,300	1,456
[18]	New Caney Independent School District GO	5.000%	2/15/2040	3,500	3,880
[18]	New Caney Independent School District GO	5.000%	2/15/2041	3,850	4,234
[18]	New Caney Independent School District GO	5.000%	2/15/2041	1,000	1,102
[18]	New Caney Independent School District GO	5.000%	2/15/2042	4,150	4,516
[18]	New Caney Independent School District GO	5.000%	2/15/2042	1,000	1,090
[18]	New Caney Independent School District GO	5.000%	2/15/2043	1,650	1,778
[18]	New Caney Independent School District GO PUT	4.000%	8/15/2027	1,280	1,308
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,450	2,484
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,594
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,000	2,075
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	3,125	3,168
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	3,610	3,660
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.750%	7/1/2035	8,135	8,420
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2035	3,000	3,033
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2036	3,520	3,890
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2036	8,340	8,410
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/2037	2,845	2,862
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	1/1/2040	1,000	1,066
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2040	4,850	5,512
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2041	3,050	3,444
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2042	3,025	3,370
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	3,270	3,592
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	3,605	3,916
[5]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	6.250%	7/1/2045	19,655	19,659
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	6.750%	7/1/2044	2,720	2,814
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2032	840	801
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2037	1,155	1,064
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	4.000%	1/1/2042	1,825	1,560
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.375%	11/15/2036	100	98
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Senior Living - The Langford Project)	5.500%	11/15/2046	100	88
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.500%	10/1/2033	720	782
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Presbyterian Village North Project)	5.000%	10/1/2034	1,500	1,514
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.250%	1/1/2029	1,070	1,072
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/2035	1,400	1,402
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2031	315	342
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2032	665	729
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2033	695	768
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2034	585	649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2035	610	673
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2040	2,200	2,354
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,005	2,001
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	6.250%	10/1/2045	2,000	2,074
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	1,180	1,181
[5,6]	New Hope Cultural Education Facilities Finance Corp. Revenue TOB VRDO	3.250%	2/2/2026	28,335	28,335
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2042	1,855	2,047
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2043	1,530	1,667
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2044	1,810	1,951
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2045	1,515	1,615
[3]	New Hope Higher Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2046	2,335	2,465
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	1,230	1,416
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2035	750	854
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2036	1,620	1,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	900	1,017
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2037	740	827
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	1,200	1,344
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2038	700	776
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	1,000	1,113
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2039	700	771
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2040	1,100	1,205
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,300	1,414
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2041	1,100	1,185
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	760	817
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2042	1,000	1,066
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	745	793
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2043	1,000	1,053
[18]	North East TX Independent School District GO	5.000%	8/1/2033	1,440	1,677
[18]	North East TX Independent School District GO	5.000%	8/1/2034	5,500	6,478
[18]	North East TX Independent School District GO	4.000%	8/1/2035	1,250	1,278
[18]	North East TX Independent School District GO	5.000%	8/1/2035	3,750	4,353
[18]	North East TX Independent School District GO	5.000%	8/1/2036	4,000	4,599
[18]	North East TX Independent School District GO	3.000%	8/1/2038	1,200	1,118
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2034	375	394
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2035	750	745
[2]	North Fort Bend Water Authority Water Revenue	3.000%	12/15/2036	590	579
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	293	290
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.250%	9/15/2031	3,153	3,168
[5]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/2041	14,655	14,276
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	2.000%	6/1/2040	3,300	2,500
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2041	4,605	5,168
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2042	4,835	5,359
	North Texas Municipal Water District Water Revenue	5.000%	6/1/2041	5,000	5,528
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2035	1,075	1,039
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/2037	4,490	4,170
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2027	17,175	17,606
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2029	4,810	5,180
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2030	6,180	6,781
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	2,350	2,639
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2031	3,465	3,876
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2032	13,500	13,634
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	6,180	7,064
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2032	10,000	11,372
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,575	2,598
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2033	2,000	2,088
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	2,415	2,468
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	835	968
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	1,250	1,450
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2033	11,710	13,502
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,035	2,050
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2034	2,000	2,076
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	4,275	4,369
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	7,050	8,277
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	8,935	10,421
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2034	6,905	8,107
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2035	3,000	3,018
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2035	5,025	5,131
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	13,245	13,317
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	3,100	3,115
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2036	1,345	1,372
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	7,045	7,186
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	2,955	3,071
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	10,000	10,042
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,000	3,018
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	37,490	38,079
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2037	3,300	3,362
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	10,200	10,391
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20,000	18,875
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	3,105	3,117
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2038	2,500	2,531
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2038	6,595	6,837
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	9,500	10,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	11,250	11,472
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2040	11,265	12,327
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2041	1,885	1,860
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	1,500	1,652
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	3,000	3,343
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2042	5,575	6,235
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	32,685	33,544
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	1,250	1,365
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	1,545	1,511
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	4,275	4,704
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/2031	25,000	13,641
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2028	4,690	4,917
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2028	1,500	1,428
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2030	7,000	6,308
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2031	15,195	13,288
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2032	15,860	13,423
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2033	13,000	10,610
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2034	43,080	33,867
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2035	12,500	9,434
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	10,000	7,199
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2037	7,310	5,006
[18]	Northside Independent School District GO	5.000%	8/1/2037	1,000	1,114
[18]	Northside Independent School District GO	5.000%	8/1/2039	1,000	1,102
[18]	Northside Independent School District GO	3.000%	6/1/2040	1,000	909
[18]	Northside Independent School District GO	5.000%	8/1/2040	1,485	1,624
[18]	Northside Independent School District GO	5.000%	8/15/2040	1,500	1,660
[18]	Northside Independent School District GO	5.000%	8/1/2041	3,000	3,255
[18]	Northside Independent School District GO	5.000%	8/1/2042	2,165	2,327
[18]	Northside Independent School District GO	5.000%	8/15/2042	1,500	1,627
[18]	Northside Independent School District GO PUT	3.000%	8/1/2026	9,840	9,858
[18]	Northside Independent School District GO PUT	2.000%	6/1/2027	4,145	4,112
[18]	Northwest Independent School District GO	5.000%	2/15/2032	1,000	1,140
[18]	Northwest Independent School District GO	5.000%	2/15/2033	1,175	1,357
[18]	Northwest Independent School District GO	5.000%	2/15/2034	1,500	1,721
[18]	Northwest Independent School District GO	5.000%	2/15/2039	2,000	2,195
[18]	Northwest Independent School District GO	5.000%	2/15/2039	1,035	1,150
[18]	Northwest Independent School District GO	5.000%	2/15/2039	1,985	2,179
[18]	Northwest Independent School District GO	4.000%	2/15/2040	1,550	1,576
[18]	Northwest Independent School District GO	5.000%	2/15/2040	2,055	2,243
[18]	Northwest Independent School District GO	5.000%	2/15/2040	4,500	4,911
[18]	Northwest Independent School District GO	5.000%	2/15/2041	4,800	5,207
[18]	Northwest Independent School District GO	5.000%	2/15/2041	1,125	1,234
[18]	Northwest Independent School District GO	4.000%	2/15/2042	7,000	7,063
[18]	Northwest Independent School District GO	5.000%	2/15/2042	1,735	1,885
[18]	Northwest Independent School District GO	5.000%	2/15/2042	1,960	2,129
[18]	Northwest Independent School District GO	4.000%	2/15/2043	5,800	5,808
[18]	Northwest Independent School District GO	5.000%	2/15/2043	2,705	2,906
[18]	Northwest Independent School District GO	5.000%	2/15/2043	1,840	1,977
[18]	Northwest Independent School District GO	5.000%	2/15/2044	4,090	4,356
[18]	Northwest Independent School District GO	5.000%	2/15/2044	2,635	2,807
	Nueces County TX GO	4.000%	2/15/2034	480	504
	Nueces County TX GO	4.000%	2/15/2036	640	660
	Nueces County TX GO	4.000%	2/15/2039	1,250	1,267
	Odessa Junior College District GO	5.000%	8/15/2026	770	780
	Odessa Junior College District GO	5.000%	8/15/2028	660	687
	Odessa Junior College District GO	4.000%	8/15/2035	2,170	2,189
	Odessa Junior College District GO	4.000%	8/15/2037	2,885	2,895
	Odessa TX GO	3.000%	3/1/2033	5,355	5,213
	Odessa TX GO	3.000%	3/1/2034	2,685	2,583
	Odessa TX GO	3.000%	3/1/2035	2,425	2,294
[18]	Palacios Independent School District GO	4.000%	2/15/2033	2,995	3,192
[18]	Palacios Independent School District GO	4.000%	2/15/2034	3,115	3,307
[18]	Palacios Independent School District GO	4.000%	2/15/2035	3,240	3,419
[18]	Pampa Independent School District GO	5.000%	8/15/2039	1,000	1,121
[18]	Pampa Independent School District GO	5.000%	8/15/2041	2,280	2,516
[18]	Pampa Independent School District GO	5.000%	8/15/2043	1,045	1,127
[18]	Pampa Independent School District GO	5.000%	8/15/2044	1,340	1,430
[18]	Pasadena Independent School District GO	5.000%	2/15/2040	3,280	3,592
[18]	Pasadena Independent School District GO	5.000%	2/15/2041	1,585	1,724
[18]	Pasadena Independent School District GO	5.000%	2/15/2042	1,000	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Pasadena Independent School District GO	5.000%	2/15/2043	3,500	3,736
[18]	Pearland Independent School District GO	5.000%	2/15/2031	825	826
[18]	Pearland Independent School District GO	5.000%	2/15/2042	7,140	7,412
[18]	Pearland Independent School District GO, Prere.	5.000%	2/15/2026	175	175
[2]	Pearland TX GO	5.000%	9/1/2031	510	574
[2]	Pearland TX GO	5.000%	9/1/2032	735	838
	Pearland TX GO	5.000%	9/1/2032	325	372
	Pearland TX GO	5.000%	9/1/2033	645	747
[2]	Pearland TX GO	5.000%	9/1/2034	540	619
	Pearland TX GO	5.000%	9/1/2034	1,015	1,186
[2]	Pearland TX GO	5.000%	9/1/2035	565	643
	Pearland TX GO	5.000%	9/1/2035	1,165	1,369
[2]	Pearland TX GO	5.000%	9/1/2036	605	683
	Pearland TX GO	5.000%	9/1/2036	1,300	1,512
	Pearland TX GO	5.000%	9/1/2037	1,945	2,242
[2]	Pearland TX GO	5.250%	9/1/2037	460	523
	Pearland TX GO	5.000%	9/1/2038	870	994
[2]	Pearland TX GO	5.250%	9/1/2038	475	537
	Pearland TX GO	5.000%	9/1/2039	725	822
[2]	Pearland TX GO	5.250%	9/1/2039	1,020	1,144
	Pearland TX GO	5.000%	9/1/2040	900	1,011
[2]	Pearland TX GO	5.250%	9/1/2040	1,070	1,192
[2]	Pearland TX GO	5.250%	9/1/2041	1,000	1,103
	Pearland TX GO	5.250%	9/1/2041	800	905
[2]	Pearland TX GO	5.250%	9/1/2042	1,000	1,093
	Pearland TX GO	5.250%	9/1/2042	1,050	1,173
[2]	Pearland TX GO	5.250%	9/1/2043	700	758
	Pearland TX GO	5.250%	9/1/2043	1,480	1,636
	Pearland TX GO	5.250%	9/1/2044	1,000	1,092
	Pearland TX GO	5.250%	9/1/2045	770	831
	Pearland TX GO, Prere.	5.000%	3/1/2026	7,290	7,305
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2028	1,250	1,319
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2029	1,240	1,305
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2035	1,275	1,331
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2036	1,000	1,041
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,300	1,349
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2037	1,000	1,073
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2038	1,500	1,603
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2039	1,500	1,596
[18]	Pecos Barstow Toyah Independent School District GO	5.000%	2/15/2040	1,100	1,166
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	10,740	12,836
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	21,945	26,235
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	18,875	22,590
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/2041	3,250	3,330
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2041	11,030	12,145
[18]	Pflugerville Independent School District GO	5.000%	2/15/2032	5,160	5,422
[18]	Pflugerville Independent School District GO	5.000%	2/15/2035	5,000	5,513
	Pflugerville Independent School District GO	5.000%	2/15/2035	1,500	1,689
	Pflugerville Independent School District GO	5.000%	2/15/2036	3,300	3,693
[18]	Pflugerville Independent School District GO	5.000%	2/15/2039	120	120
	Pflugerville Independent School District GO	4.000%	2/15/2044	1,370	1,359
[18]	Pflugerville Independent School District GO, Prere.	5.000%	2/15/2026	2,885	2,888
	Pflugerville TX GO	4.000%	8/1/2038	1,770	1,813
	Pflugerville TX GO	4.000%	8/1/2039	1,930	1,966
	Pflugerville TX GO	5.000%	8/1/2040	1,300	1,419
	Pflugerville TX GO	5.000%	8/1/2040	3,445	3,759
	Pflugerville TX GO	4.000%	8/1/2041	890	894
	Pflugerville TX GO	5.000%	8/1/2041	2,515	2,724
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	234	244
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	258	269
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	318	334
[5]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2035	412	434
[5]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/2042	716	729
[5]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	680	703
[5]	Pilot Point TX Special Assessment Revenue	6.125%	9/15/2045	1,000	1,034
[18]	Plano Independent School District GO	5.000%	2/15/2029	10,000	10,806
[18]	Plano Independent School District GO	5.000%	2/15/2031	11,680	13,125
[18]	Plano Independent School District GO	5.000%	2/15/2032	10,000	11,402
[18]	Plano Independent School District GO	5.000%	2/15/2041	2,280	2,519
	Plano Independent School District GO	5.000%	2/15/2043	10,190	10,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plano TX GO	4.000%	9/1/2041	4,875	4,980
[18]	Port Arthur Independent School District GO	4.000%	2/15/2030	2,060	2,062
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2027	1,000	1,045
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2029	1,750	1,912
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2035	1,525	1,597
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2037	3,355	3,461
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2040	4,150	4,604
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2041	5,000	5,519
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2042	3,800	4,142
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2043	7,500	8,075
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	11,365	10,641
[18]	Port Neches-Groves TX Independent School District GO	2.000%	2/15/2039	2,305	1,790
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	4.000%	12/1/2035	1,655	1,688
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2036	1,280	1,341
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2037	1,500	1,566
	Port of Corpus Christi Authority of Nueces County Port, Airport & Marina Revenue	5.000%	12/1/2038	1,200	1,249
[18]	Princeton Independent School District GO	5.000%	2/15/2037	650	749
[18]	Princeton Independent School District GO	5.000%	2/15/2038	955	1,092
[18]	Princeton Independent School District GO	5.000%	2/15/2039	800	907
[18]	Princeton Independent School District GO	5.000%	2/15/2040	930	1,043
[18]	Princeton Independent School District GO	5.000%	2/15/2041	1,250	1,384
[18]	Princeton Independent School District GO	5.000%	2/15/2044	1,240	1,325
[18]	Princeton Independent School District GO	5.000%	2/15/2045	1,365	1,445
[18]	Prosper Independent School District GO	5.000%	2/15/2037	2,270	2,359
[18]	Prosper Independent School District GO	3.000%	2/15/2038	4,605	4,333
[18]	Prosper Independent School District GO	3.000%	2/15/2041	4,635	4,121
[18]	Prosper Independent School District GO PUT	4.000%	8/15/2026	1,995	2,012
[18]	Rankin Independent School District GO	5.000%	2/15/2030	1,000	1,077
[18]	Rankin Independent School District GO	5.000%	2/15/2031	1,460	1,570
[18]	Rankin Independent School District GO	5.000%	2/15/2032	1,320	1,413
[18]	Rankin Independent School District GO	5.000%	2/15/2034	640	655
[18]	Red Oak Independent School District GO	5.000%	2/15/2039	2,365	2,638
[18]	Red Oak Independent School District GO	5.000%	2/15/2040	2,485	2,742
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2026	985	989
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2027	900	904
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2028	805	808
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/2029	1,420	1,424
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	4.000%	6/1/2036	1,000	957
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project)	5.000%	3/15/2035	20,000	23,482
[18]	Richardson Independent School District GO	5.000%	2/15/2038	3,000	3,293
[18]	Richardson Independent School District GO	3.000%	2/15/2039	1,000	938
[18]	Richardson Independent School District GO	5.000%	2/15/2040	4,340	4,704
[18]	Richardson Independent School District GO	3.000%	2/15/2041	1,000	904
[18]	Richardson Independent School District GO	5.000%	2/15/2041	3,510	3,782
[18]	Richardson Independent School District GO	5.000%	2/15/2042	3,300	3,528
[3]	Rockwall County TX GO	5.000%	2/1/2041	850	955
[3]	Rockwall County TX GO	5.000%	2/1/2042	1,715	1,899
[3]	Rockwall County TX GO	5.000%	2/1/2043	1,520	1,666
[3]	Rockwall County TX GO	5.000%	2/1/2044	1,170	1,267
[18]	Rockwall Independent School District GO	5.000%	2/15/2038	1,450	1,617
	Round Rock Independent School District GO	3.000%	8/1/2034	2,010	2,009
[18]	Round Rock Independent School District GO	5.000%	8/1/2042	17,855	19,709
[18]	Round Rock Independent School District GO	5.000%	8/1/2043	8,000	8,701
[1]	Royse City TX GO	4.125%	8/15/2042	1,000	1,014
[18]	Royse City TX Independent School District GO	5.000%	2/15/2040	5,415	5,943
[18]	Royse City TX Independent School District GO	5.000%	2/15/2041	2,500	2,722
	Royse City TX Special Assessment Revenue	4.625%	9/15/2035	825	830
[5]	Royse City TX Special Assessment Revenue	5.375%	9/15/2035	675	679
	Royse City TX Special Assessment Revenue	5.750%	9/15/2045	2,993	2,984
[5]	Royse City TX Special Assessment Revenue	6.500%	9/15/2045	2,607	2,599
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2026	7,000	7,077
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,805	1,864
[18]	San Angelo Independent School District GO	5.000%	2/15/2042	5,250	5,756
[18]	San Angelo Independent School District GO	5.000%	2/15/2044	6,000	6,435
	San Antonio Housing Trust Public Facility Co. Local or Guaranteed Housing Revenue	4.550%	3/1/2043	4,560	4,660
	San Antonio Housing Trust Public Facility Corp.	4.450%	4/1/2043	1,570	1,590
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue	4.430%	4/1/2043	2,335	2,359
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2033	2,110	2,113
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2035	2,425	2,399
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2036	2,580	2,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2037	720	684
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2038	2,805	2,621
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2039	2,985	2,734
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2040	3,125	2,781
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project)	3.000%	8/1/2041	3,295	2,891
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2033	20,000	22,705
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2034	17,500	19,774
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2035	21,625	24,292
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2036	35,700	39,833
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	5.000%	9/15/2037	36,485	40,484
[2]	San Antonio River Authority Wastewater System Sewer Revenue	3.000%	1/1/2046	1,245	986
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2027	11,870	12,194
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2028	14,645	15,403
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2029	4,615	4,658
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2029	5,695	5,974
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2030	1,620	1,783
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	1,120	1,132
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2031	32,480	32,528
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2031	2,165	2,430
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,460	4,513
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2032	4,185	4,778
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2033	5,000	5,024
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2034	10,500	10,544
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	16,005	17,389
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2034	5,850	5,987
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	18,405	19,927
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2035	1,265	1,495
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	4,000	4,085
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2036	1,760	1,897
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15,845	16,997
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	2,720	2,774
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2039	4,250	4,366
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	7,000	7,973
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2039	5,000	5,695
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	2,470	2,652
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,931
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,500	3,931
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	1,750	1,966
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	6,730	7,601
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	3,910	4,416
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2041	5,000	5,070
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	3,000	3,344
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,750	1,951
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	6,000	6,723
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	1,705	1,910
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	5,000	5,506
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	3,000	3,304
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	14,120	15,620
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2042	4,000	4,425
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	2,695	2,698
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2043	10,000	9,896
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	7,500	8,196
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	3,000	3,278
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15,310	16,801
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	4,000	4,390
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2043	6,230	6,935
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	6,730	7,259
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	2,720	2,934
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	9,000	9,756
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	3,000	3,252
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2044	4,000	4,392
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2046	16,350	16,844
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	5,700	5,618
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,240	10,283
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	9,015	8,877
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	10,150	10,156
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	25,350	25,574
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	32,355	32,410
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	57,570	58,195
[3]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	25,175	25,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX GO	5.000%	2/1/2032	1,500	1,712
	San Antonio TX GO	5.000%	2/1/2032	1,750	1,998
	San Antonio TX GO	5.000%	2/1/2033	1,500	1,736
	San Antonio TX GO	5.000%	2/1/2033	2,500	2,894
	San Antonio TX GO	5.000%	2/1/2034	3,555	4,163
	San Antonio TX GO	5.000%	2/1/2034	11,445	13,402
	San Antonio TX GO	5.000%	2/1/2035	3,740	4,419
	San Antonio TX GO	5.000%	2/1/2035	11,260	13,305
	San Antonio TX GO	4.000%	8/1/2035	7,000	7,171
	San Antonio TX GO	4.000%	8/1/2035	2,355	2,476
	San Antonio TX GO	5.000%	2/1/2036	4,320	5,094
	San Antonio TX GO	5.000%	2/1/2036	1,925	2,270
	San Antonio TX GO	5.000%	2/1/2037	3,410	3,980
	San Antonio TX GO	5.000%	2/1/2037	2,020	2,358
	San Antonio TX GO	3.000%	8/1/2038	2,625	2,439
	San Antonio TX GO	5.000%	2/1/2039	2,125	2,394
	San Antonio TX GO	5.000%	2/1/2039	2,360	2,707
	San Antonio TX GO	5.000%	2/1/2039	2,235	2,564
	San Antonio TX GO	3.000%	8/1/2039	2,705	2,470
	San Antonio TX GO	5.000%	2/1/2040	2,250	2,518
	San Antonio TX GO	5.000%	2/1/2041	3,000	3,332
	San Antonio TX GO	4.000%	2/1/2042	2,220	2,239
	San Antonio TX GO	5.000%	2/1/2042	5,000	5,486
	San Antonio TX GO	5.000%	2/1/2043	7,075	7,697
	San Antonio TX GO	5.000%	2/1/2044	6,710	7,228
[5]	San Antonio TX Housing Trust Public Facility Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	2/2/2026	18,000	18,000
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2032	3,000	3,440
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2033	2,605	3,028
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2034	2,600	3,059
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2035	3,300	3,908
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2036	6,685	7,819
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2037	6,650	7,707
[18]	San Antonio TX Independent School District GO	3.000%	8/15/2038	1,170	1,090
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2038	5,655	6,505
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2039	2,200	2,506
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2041	2,400	2,686
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2042	1,265	1,396
[18]	San Antonio TX Independent School District GO	5.000%	8/15/2043	1,425	1,549
	San Antonio Water System Water Revenue	5.000%	5/15/2032	1,115	1,151
	San Antonio Water System Water Revenue	5.000%	5/15/2033	6,230	6,340
	San Antonio Water System Water Revenue	5.000%	5/15/2033	1,750	2,037
	San Antonio Water System Water Revenue	5.000%	5/15/2034	12,930	13,151
	San Antonio Water System Water Revenue	5.000%	5/15/2035	6,500	6,605
	San Antonio Water System Water Revenue	5.000%	5/15/2035	2,670	2,804
	San Antonio Water System Water Revenue	5.000%	5/15/2036	4,370	4,577
	San Antonio Water System Water Revenue	5.000%	5/15/2037	5,085	5,312
	San Antonio Water System Water Revenue	5.000%	5/15/2037	9,460	10,939
	San Antonio Water System Water Revenue	5.000%	5/15/2038	5,500	5,732
	San Antonio Water System Water Revenue	5.000%	5/15/2038	1,125	1,202
	San Antonio Water System Water Revenue	4.000%	5/15/2040	6,715	6,807
	San Antonio Water System Water Revenue	4.000%	5/15/2040	2,435	2,462
	San Antonio Water System Water Revenue	4.000%	5/15/2042	8,750	8,770
	San Antonio Water System Water Revenue	5.000%	5/15/2043	9,725	9,993
	San Antonio Water System Water Revenue	5.000%	5/15/2044	3,800	4,113
	San Antonio Water System Water Revenue	5.000%	5/15/2045	5,750	6,149
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	8,335	8,219
[18]	San Augustine Independent School District GO	5.000%	2/15/2026	1,360	1,361
	San Jacinto Community College District GO	4.000%	2/15/2035	750	784
	San Jacinto Community College District GO	4.000%	2/15/2036	700	727
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2041	5,445	5,951
[18]	San Marcos Consolidated Independent School District GO	5.000%	8/15/2043	7,725	8,277
	San Marcos TX GO	4.000%	8/15/2036	1,280	1,324
	San Marcos TX GO	4.000%	8/15/2044	1,050	1,021
[18]	Sanger Independent School District GO	4.000%	8/15/2038	1,470	1,521
[18]	Sanger Independent School District GO	4.000%	8/15/2039	1,630	1,678
[18]	Sanger Independent School District GO	4.000%	8/15/2040	3,595	3,687
[18]	Sanger Independent School District GO	4.000%	8/15/2041	4,820	4,912
[18]	Sanger Independent School District GO	4.000%	8/15/2042	3,525	3,555
[18]	Sheldon Independent School District GO	5.000%	2/15/2045	3,480	3,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sherman TX GO	5.000%	8/15/2048	3,395	3,512
[18]	Sherman TX Independent School District GO	5.000%	2/15/2039	1,000	1,036
[18]	Sherman TX Independent School District GO	5.000%	2/15/2040	4,000	4,403
[18]	Sherman TX Independent School District GO	5.000%	2/15/2041	5,215	5,698
[18]	Sherman TX Independent School District GO	5.000%	2/15/2042	1,150	1,244
[18]	Sherman TX Independent School District GO	5.000%	2/15/2043	5,245	5,619
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2037	400	450
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2038	515	576
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2039	700	778
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2040	2,750	3,031
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2041	865	946
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2042	1,000	1,084
[18]	Smith County Chapel Hill Independent School District GO	5.000%	2/15/2043	1,235	1,325
	Smith County TX GO	4.000%	8/15/2037	5,460	5,650
	Smith County TX GO	5.000%	8/15/2043	7,000	7,482
[18]	Socorro Independent School District GO	4.000%	8/15/2031	9,000	9,174
[18]	Socorro Independent School District GO	5.000%	8/15/2034	4,605	4,855
[18]	Socorro Independent School District GO	5.000%	8/15/2035	4,435	4,656
[18]	Socorro Independent School District GO	5.000%	8/15/2036	4,305	4,504
[18]	Socorro Independent School District GO	5.000%	8/15/2039	9,585	9,959
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2028	745	774
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2029	1,615	1,673
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2032	1,375	1,582
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2035	2,200	2,225
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	4.000%	10/1/2036	2,710	2,735
	Southwest Higher Education Authority Inc. College & University Revenue (Southern Methodist University Project)	5.000%	10/1/2037	1,000	1,131
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	200	217
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2030	500	552
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2031	425	448
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	450	468
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2034	225	233
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2035	225	231
[1]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	4.000%	9/1/2036	350	359
[18]	Southwest Independent School District GO	5.000%	2/1/2035	1,000	1,119
[18]	Southwest Independent School District GO	5.000%	2/1/2036	600	667
[18]	Southwest Independent School District GO	3.000%	2/1/2037	3,000	2,876
[18]	Southwest Independent School District GO	5.000%	2/1/2037	1,035	1,145
[18]	Southwest Independent School District GO	3.000%	2/1/2038	4,000	3,790
[18]	Southwest Independent School District GO	5.000%	2/1/2038	875	962
[18]	Southwest Independent School District GO	3.000%	2/1/2039	3,000	2,807
[18]	Southwest Independent School District GO	5.000%	2/1/2039	1,615	1,768
[18]	Southwest Independent School District GO	5.000%	2/1/2040	2,000	2,173
[18]	Southwest Independent School District GO	5.000%	2/1/2041	2,250	2,429
[18]	Southwest Independent School District GO	4.000%	2/1/2043	1,400	1,404
[18]	Spring Branch Independent School District GO	5.000%	2/1/2028	4,310	4,543
[18]	Spring Branch Independent School District GO	5.000%	2/1/2038	1,500	1,719
[18]	Spring Branch Independent School District GO	5.000%	2/1/2039	3,125	3,558
[18]	Spring Branch Independent School District GO	4.000%	2/1/2040	4,845	5,005
[18]	Spring Branch Independent School District GO	5.000%	2/1/2040	2,000	2,259
[18]	Spring Branch Independent School District GO	5.000%	2/1/2041	2,000	2,235
[18]	Spring Branch Independent School District GO	4.000%	2/1/2042	3,565	3,618
[18]	Spring Branch Independent School District GO	5.000%	2/1/2042	1,725	1,903
[18]	Spring Branch Independent School District GO	4.000%	2/1/2044	4,015	3,982
[18]	Spring Independent School District GO	5.000%	8/15/2033	8,565	8,660
[18]	Spring Independent School District GO	5.000%	8/15/2034	8,995	9,087
[18]	Spring Independent School District GO	5.000%	8/15/2035	6,000	6,055
[18]	Spring Independent School District GO	5.000%	8/15/2036	6,915	6,974
[18]	Spring Independent School District GO	5.000%	8/15/2037	5,000	5,037
	Spring Independent School District GO	4.000%	8/15/2039	10,500	10,751
	Spring Independent School District GO	4.000%	8/15/2040	5,920	6,004
	Spring Independent School District GO	5.000%	8/15/2045	1,310	1,376
	Stephen F Austin State University College & University Revenue	5.000%	10/15/2042	5,950	6,142
	Sugar Land TX GO	4.000%	2/15/2032	1,500	1,521
	Sugar Land TX GO	4.000%	2/15/2034	1,000	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sugar Land TX GO	4.000%	2/15/2035	1,315	1,329
	Tarrant County College District GO	5.000%	8/15/2028	1,435	1,527
	Tarrant County College District GO	5.000%	8/15/2029	3,075	3,345
	Tarrant County College District GO	4.000%	8/15/2041	2,000	2,031
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	855	864
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,420	3,540
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,000	1,035
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,870	4,095
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,100	1,164
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,945	2,102
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,495	2,748
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,685	1,885
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	30,000	33,629
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,032
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2036	800	822
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	2,400	2,738
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2040	2,000	2,152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2042	7,500	7,353
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	8,500	9,243
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	3,500	3,592
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	2,600	2,789
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	3,515	3,791
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	2,980	3,168
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	1,500	1,597
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,000	3,156
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	4.000%	5/15/2027	1,305	1,306
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Baylor Scott & White Health Project)	5.000%	11/15/2031	1,565	1,575
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	23,610	25,588
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	15,720	17,285
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	22,260	24,998
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2032	49,280	55,695
[5]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	2/2/2026	8,450	8,450
	Tarrant County Hospital District GO	5.000%	8/15/2026	1,000	1,014
	Tarrant County Hospital District GO	5.250%	8/15/2036	1,000	1,139
	Tarrant County Hospital District GO	5.250%	8/15/2037	1,000	1,131
	Tarrant County Hospital District GO	5.250%	8/15/2038	1,500	1,686
	Tarrant County Hospital District GO	5.250%	8/15/2039	1,820	2,033
	Tarrant County Hospital District GO	4.000%	8/15/2043	9,000	8,970
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue	4.600%	3/1/2043	2,500	2,570
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	330	341
	Tarrant County TX GO	5.000%	7/15/2032	500	564
	Tarrant County TX GO	4.000%	7/15/2040	5,340	5,465
	Tarrant County TX GO	4.000%	7/15/2041	2,055	2,089
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2039	9,690	10,925
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2040	7,485	8,360
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2041	13,220	14,588
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	5.000%	9/1/2042	13,880	15,135
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.125%	9/1/2046	6,975	6,794
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2033	18,745	21,632
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/2034	4,400	5,123
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2038	1,000	1,108
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2039	1,430	1,576
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2040	5,750	6,281
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2041	1,775	1,925
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2042	3,315	3,562
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2043	1,000	1,064
[18]	Taylor County Wylie Independent School District GO	5.000%	2/15/2044	2,145	2,262
	Taylor TX GO	4.000%	8/15/2044	1,775	1,712
[18]	Taylor TX Independent School District GO	4.000%	2/15/2040	1,550	1,589
	Temple TX GO	4.000%	8/1/2040	1,865	1,890
	Temple TX GO	4.000%	8/1/2041	4,435	4,461
	Temple TX GO	4.000%	8/1/2041	1,905	1,916
	Temple TX GO	4.000%	8/1/2042	1,575	1,576
	Temple TX GO	4.000%	8/1/2042	1,250	1,252
	Temple TX GO	4.000%	8/1/2043	5,425	5,369
[18]	Temple TX Independent School District GO	4.000%	2/1/2040	1,500	1,532
[18]	Temple TX Independent School District GO	4.000%	2/1/2041	2,635	2,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[18]	Terrell TX Independent School District GO	5.000%	8/1/2034	1,600	1,879
[18]	Terrell TX Independent School District GO	5.000%	8/1/2036	1,500	1,756
[18]	Terrell TX Independent School District GO	5.000%	8/1/2038	2,500	2,877
[18]	Terrell TX Independent School District GO	5.000%	8/1/2039	2,250	2,571
[18]	Terrell TX Independent School District GO	5.000%	8/1/2040	1,750	1,975
[18]	Terrell TX Independent School District GO	5.000%	8/1/2041	3,500	3,898
[18]	Terrell TX Independent School District GO	5.250%	8/1/2042	2,000	2,241
[18]	Terrell TX Independent School District GO	5.250%	8/1/2043	2,600	2,875
[5]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	507
[5]	Terrell TX Special Assessment Revenue	6.000%	9/15/2045	1,552	1,596
	Texas A&M University College & University Revenue	3.000%	5/15/2038	1,655	1,516
[1]	Texas City TX GO	5.000%	2/15/2035	1,580	1,838
[1]	Texas City TX GO	5.000%	2/15/2036	3,605	4,153
[1]	Texas City TX GO	5.000%	2/15/2037	3,790	4,321
[1]	Texas City TX GO	5.000%	2/15/2038	3,985	4,507
[1]	Texas City TX GO	5.000%	2/15/2039	4,190	4,699
[1]	Texas City TX GO	5.000%	2/15/2040	4,405	4,869
[18]	Texas City TX Independent School District GO	4.000%	8/15/2033	1,420	1,458
[18]	Texas City TX Independent School District GO	4.000%	8/15/2040	1,250	1,281
[18]	Texas City TX Independent School District GO	4.000%	8/15/2041	1,610	1,637
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.400%	7/1/2037	1,465	1,527
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.650%	9/1/2042	3,085	3,196
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.000%	3/1/2052	8,755	8,658
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	7/1/2052	6,730	6,744
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.750%	1/1/2053	5,870	6,392
[3]	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	6.000%	1/1/2057	6,585	7,520
	Texas GO	5.000%	10/1/2029	7,000	7,679
	Texas GO	5.000%	10/1/2030	28,615	29,888
	Texas GO	5.000%	10/1/2032	12,225	12,740
	Texas GO	5.000%	10/1/2032	15,890	18,441
	Texas GO	4.000%	10/1/2033	3,500	3,566
	Texas GO	5.000%	10/1/2033	7,560	7,869
	Texas GO	5.000%	4/1/2034	4,010	4,024
	Texas GO	5.000%	10/1/2034	11,795	12,260
	Texas GO	5.000%	8/1/2035	1,000	1,119
	Texas GO	5.000%	4/1/2036	13,000	13,041
	Texas GO	5.000%	4/1/2036	19,300	19,362
	Texas GO	5.000%	8/1/2036	1,585	1,763
	Texas GO	5.000%	10/1/2036	2,375	2,459
	Texas GO	5.000%	10/1/2036	7,500	8,882
	Texas GO	5.000%	4/1/2037	8,000	8,026
	Texas GO	5.000%	8/1/2037	1,000	1,105
	Texas GO	5.000%	4/1/2039	10,450	10,483
	Texas GO	5.000%	10/1/2039	11,710	13,443
	Texas GO	5.000%	10/1/2040	10,000	11,369
	Texas GO	5.000%	8/1/2041	1,000	1,102
	Texas GO	5.000%	10/1/2041	32,500	36,631
	Texas GO	5.000%	8/1/2042	1,025	1,121
	Texas GO	5.000%	10/1/2042	5,460	6,044
	Texas GO	5.000%	10/1/2042	17,000	18,971
	Texas GO	5.000%	8/1/2043	1,105	1,197
	Texas GO	5.000%	10/1/2043	25,000	27,590
	Texas GO	5.000%	10/1/2044	5,250	5,687
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	5,025	5,183
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	2,295	2,338
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	5,920	6,137
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	25,175	26,496
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	40,880	43,630
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2030	15,215	16,435
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2031	3,000	3,270
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2032	33,630	36,626
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.500%	1/1/2033	4,470	5,067
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2030	163,100	174,133
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue PUT	5.500%	1/1/2034	70,025	78,835
	Texas Municipal Gas Acquisition & Supply Corp. V Natural Gas Revenue PUT	5.000%	1/1/2034	93,580	101,250
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2036	99,780	108,160
[1]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/2036	1,000	950
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2030	6,705	6,981
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2031	11,050	11,490
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2031	8,925	9,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/2031	2,855	3,077
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2032	7,055	7,311
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2032	6,500	6,722
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2033	10,580	10,913
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2033	12,000	12,348
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2034	15,000	15,391
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2034	9,550	9,771
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2035	10,175	10,381
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2035	7,660	7,792
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2036	11,445	11,609
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2036	10,385	10,505
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2037	7,075	7,132
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2037	6,445	6,482
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2038	7,250	7,273
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2038	6,675	6,683
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2039	11,240	11,244
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/2039	10,760	10,747
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/2040	5,875	5,843
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2030	2,000	2,160
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2034	4,225	4,510
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2035	2,500	2,656
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	3,265	3,453
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2037	5,000	5,023
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	3,555	3,560
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	14,160	14,069
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2030	1,900	2,033
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2036	750	846
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2039	600	663
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2040	600	659
[2]	Texas Public Finance Authority College & University Revenue	5.250%	5/1/2041	500	544
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2040	6,050	6,679
	Texas Public Finance Authority Lease (Appropriation) Revenue	5.000%	2/1/2041	6,050	6,643
	Texas State University System College & University Revenue	5.000%	3/15/2030	2,855	2,936
	Texas State University System College & University Revenue	5.000%	3/15/2033	1,515	1,552
	Texas State University System College & University Revenue	5.000%	3/15/2034	2,370	2,427
	Texas State University System College & University Revenue	4.000%	3/15/2035	2,000	2,050
	Texas State University System College & University Revenue	5.000%	3/15/2035	1,710	1,749
	Texas State University System College & University Revenue	5.000%	3/15/2036	1,500	1,533
	Texas State University System College & University Revenue	3.000%	3/15/2037	2,955	2,775
	Texas State University System College & University Revenue	3.000%	3/15/2039	7,685	6,993
	Texas State University System College & University Revenue	5.000%	3/15/2039	13,070	14,743
	Texas State University System College & University Revenue	5.000%	3/15/2040	3,000	3,363
	Texas State University System College & University Revenue	5.000%	3/15/2041	3,500	3,895
	Texas State University System College & University Revenue	5.000%	3/15/2042	3,500	3,851
	Texas State University System College & University Revenue	5.000%	3/15/2043	8,915	9,698
	Texas State University System College & University Revenue	5.000%	3/15/2044	4,000	4,308
	Texas Tech University System College & University Revenue	5.000%	2/15/2036	7,000	7,932
	Texas Tech University System College & University Revenue	5.000%	2/15/2039	1,375	1,529
	Texas Tech University System College & University Revenue	5.000%	2/15/2040	4,460	4,933
	Texas Tech University System College & University Revenue	5.000%	2/15/2042	2,365	2,622
	Texas Transportation Commission GO	5.000%	4/1/2040	3,870	4,308
	Texas Transportation Commission GO	5.000%	4/1/2041	8,100	8,947
	Texas Transportation Commission GO	5.000%	4/1/2042	9,640	10,529
	Texas Transportation Commission GO PUT	0.650%	4/1/2026	32,910	32,763
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2040	420	215
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2038	5,000	5,743
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2044	10,000	10,770
	Texas Water Development Board Water Revenue	5.000%	4/15/2026	1,130	1,136
	Texas Water Development Board Water Revenue	5.000%	10/15/2026	10,000	10,195
	Texas Water Development Board Water Revenue	5.000%	4/15/2031	1,505	1,703
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	2,675	3,054
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	4,250	4,892
	Texas Water Development Board Water Revenue	5.000%	4/15/2032	7,760	8,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	5.000%	10/15/2032	8,750	10,142
	Texas Water Development Board Water Revenue	5.000%	4/15/2033	7,185	8,385
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	5,130	5,250
	Texas Water Development Board Water Revenue	4.000%	10/15/2033	10,000	10,057
	Texas Water Development Board Water Revenue	5.000%	10/15/2033	9,805	11,519
	Texas Water Development Board Water Revenue	5.000%	4/15/2034	3,990	4,715
	Texas Water Development Board Water Revenue	5.000%	8/1/2034	3,440	3,563
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	5,910	5,992
	Texas Water Development Board Water Revenue	4.000%	10/15/2034	16,495	16,921
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	5,000	5,065
	Texas Water Development Board Water Revenue	5.000%	10/15/2034	7,500	8,909
	Texas Water Development Board Water Revenue	5.000%	4/15/2035	3,335	3,977
	Texas Water Development Board Water Revenue	3.000%	10/15/2035	6,995	6,935
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	3,000	3,035
	Texas Water Development Board Water Revenue	4.000%	10/15/2035	35,525	36,312
	Texas Water Development Board Water Revenue	5.000%	10/15/2035	1,260	1,506
	Texas Water Development Board Water Revenue	5.000%	4/15/2036	4,400	5,232
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	4,750	4,837
	Texas Water Development Board Water Revenue	5.000%	10/15/2036	4,000	4,733
	Texas Water Development Board Water Revenue	5.000%	8/1/2037	2,000	2,060
	Texas Water Development Board Water Revenue	3.000%	10/15/2037	5,000	4,756
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	2,000	2,030
	Texas Water Development Board Water Revenue	4.500%	10/15/2037	4,000	4,289
	Texas Water Development Board Water Revenue	4.000%	4/15/2038	1,245	1,285
	Texas Water Development Board Water Revenue	5.000%	4/15/2038	8,800	10,279
	Texas Water Development Board Water Revenue	5.000%	10/15/2038	6,405	6,728
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	5,000	4,603
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	1,340	1,233
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	20,900	22,285
	Texas Water Development Board Water Revenue	5.000%	10/15/2039	5,090	5,809
	Texas Water Development Board Water Revenue	3.000%	10/15/2040	2,480	2,223
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	18,890	20,144
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	1,000	1,132
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	5,000	5,724
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	5,345	5,687
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	20,400	21,877
	Texas Water Development Board Water Revenue	4.750%	10/15/2042	10,870	11,494
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	8,890	9,938
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	1,680	1,682
	Texas Water Development Board Water Revenue	4.500%	10/15/2043	6,465	6,773
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	14,605	14,411
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	2,365	2,557
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	4,250	4,627
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	5,000	5,117
[18]	Tomball Independent School District GO	4.000%	2/15/2028	1,000	1,001
[18]	Tomball Independent School District GO	5.000%	2/15/2034	1,500	1,570
[18]	Tomball Independent School District GO	5.000%	2/15/2036	1,000	1,042
[18]	Tomball Independent School District GO	3.950%	2/15/2039	3,625	3,752
[18]	Tomball Independent School District GO	3.875%	2/15/2043	4,190	4,103
	Travis County Healthcare District GO	5.000%	3/1/2039	1,500	1,694
	Travis County Healthcare District GO	5.000%	3/1/2040	1,300	1,456
	Travis County Healthcare District GO	5.000%	3/1/2041	2,600	2,888
	Travis County Healthcare District GO	5.000%	3/1/2042	5,720	6,270
	Travis County Healthcare District GO	5.000%	3/1/2043	5,000	5,428
	Travis County Healthcare District GO	5.000%	3/1/2044	5,830	6,260
	Travis County Healthcare District GO	5.000%	3/1/2045	6,960	7,380
	Travis County Healthcare District GO	5.250%	3/1/2046	4,550	4,857
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,300	9,403
	Travis County TX GO	5.000%	3/1/2036	1,500	1,732
	Travis County TX GO	5.000%	3/1/2037	8,930	9,458
	Travis County TX GO	5.000%	3/1/2039	6,000	6,314
	Travis County TX GO	4.000%	3/1/2041	5,000	5,068
	Travis County TX GO	4.000%	3/1/2041	3,060	3,102
	Travis County TX GO	4.000%	3/1/2041	1,885	1,911
	Travis County TX GO	4.000%	3/1/2042	4,285	4,310
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2033	4,085	4,332
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2034	3,525	3,730
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2035	4,500	4,749
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2036	3,950	4,156
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2037	4,000	4,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/2041	1,945	2,171
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2029	1,000	1,077
	Trinity River Authority Denton Creek Wastewater Treatment System Sewer Revenue	5.000%	2/1/2030	1,000	1,100
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2036	700	795
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2038	635	711
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2039	775	861
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2040	775	856
	Trinity River Authority Water Revenue (Tarrant County Water Project)	4.000%	2/1/2041	1,000	1,013
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/2042	675	733
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2040	2,035	2,205
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2041	2,135	2,288
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2043	2,355	2,473
	Tyler TX Water & Sewer System Water Revenue	5.000%	9/1/2045	2,600	2,696
	University of Houston College & University Revenue	4.000%	2/15/2029	4,340	4,345
	University of Houston College & University Revenue	3.000%	2/15/2031	9,150	9,236
	University of Houston College & University Revenue	4.000%	2/15/2031	4,865	4,870
	University of Houston College & University Revenue	3.000%	2/15/2032	11,375	11,458
	University of Houston College & University Revenue	4.000%	2/15/2032	6,000	6,006
	University of Houston College & University Revenue	5.000%	2/15/2032	1,935	2,210
	University of Houston College & University Revenue	3.000%	2/15/2033	10,290	10,333
	University of Houston College & University Revenue	3.000%	2/15/2035	10,920	10,859
	University of Houston College & University Revenue	4.000%	2/15/2035	14,430	14,440
	University of Houston College & University Revenue	5.000%	2/15/2037	15,015	15,040
	University of Houston College & University Revenue	5.000%	2/15/2040	1,500	1,635
	University of North Texas System College & University Revenue	5.000%	4/15/2031	810	912
	University of North Texas System College & University Revenue	5.000%	4/15/2032	985	1,126
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,000	1,026
	University of North Texas System College & University Revenue	5.000%	4/15/2033	1,345	1,558
	University of North Texas System College & University Revenue	4.000%	4/15/2034	2,400	2,452
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,125	1,153
	University of North Texas System College & University Revenue	5.000%	4/15/2034	1,875	2,194
	University of North Texas System College & University Revenue	4.000%	4/15/2035	2,670	2,721
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,665	1,704
	University of North Texas System College & University Revenue	5.000%	4/15/2035	1,625	1,917
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,000	2,089
	University of North Texas System College & University Revenue	5.000%	4/15/2036	2,125	2,475
	University of North Texas System College & University Revenue	5.000%	4/15/2037	1,800	1,875
	University of North Texas System College & University Revenue	5.000%	4/15/2037	2,120	2,446
	University of North Texas System College & University Revenue	5.000%	4/15/2038	2,100	2,181
	University of North Texas System College & University Revenue	5.000%	4/15/2039	1,000	1,036
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2033	685	793
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2034	400	468
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2035	590	686
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2040	1,000	1,111
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2041	700	768
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2042	1,100	1,192
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2043	1,250	1,341
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2044	1,500	1,599
	Victoria TX Utility System Water Revenue	4.000%	12/1/2042	2,000	2,031
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,288
[18]	Vidor Independent School District GO	5.000%	2/15/2041	1,225	1,346
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2037	1,175	1,196
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2039	1,250	1,261
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2040	1,150	1,153
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2041	1,000	993
[18]	Waco Independent School District GO	3.000%	8/15/2040	3,500	3,192
[18]	Waco Independent School District GO	4.000%	8/15/2043	1,000	999
	Waco TX GO	5.000%	2/1/2032	1,225	1,399
	Waco TX GO	5.000%	2/1/2033	1,660	1,923
	Waco TX GO	5.000%	2/1/2034	1,000	1,172
	Waco TX GO	5.000%	2/1/2034	1,000	1,172
	Waco TX GO	4.000%	2/1/2042	8,595	8,597
	Waco TX GO	4.000%	2/1/2043	8,935	8,849
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2028	1,000	1,051
[2]	Waller Consolidated Independent School District GO	5.000%	2/15/2029	1,250	1,345
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2042	4,355	4,680
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2043	6,090	6,493
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2045	2,310	2,445
[18]	Waller Consolidated Independent School District GO	5.000%	2/15/2046	6,810	7,178
	Waller County TX GO	3.000%	2/15/2038	5,385	5,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waller County TX GO	3.000%	2/15/2039	5,550	5,240
	Waller County TX GO	3.000%	2/15/2040	5,720	5,280
	Waller County TX GO	3.000%	2/15/2041	5,890	5,305
	Waller County TX GO	3.000%	2/15/2042	6,070	5,337
[18]	Waxahachie Independent School District GO	5.000%	2/15/2039	1,395	1,557
[18]	Waxahachie Independent School District GO	5.000%	2/15/2040	2,900	3,202
[18]	Waxahachie Independent School District GO	5.000%	2/15/2041	3,525	3,862
[18]	Waxahachie Independent School District GO	5.000%	2/15/2041	1,990	2,187
[18]	Waxahachie Independent School District GO	5.000%	2/15/2042	5,800	6,291
[18]	Waxahachie Independent School District GO	5.000%	2/15/2042	1,250	1,359
[18]	Waxahachie Independent School District GO	4.000%	2/15/2043	4,240	4,261
[18]	Waxahachie Independent School District GO	5.000%	2/15/2043	1,570	1,688
[18]	Waxahachie Independent School District GO	5.000%	2/15/2044	1,180	1,258
[18]	Weslaco Independent School District GO	5.000%	2/15/2040	1,750	1,948
[18]	Weslaco Independent School District GO	5.000%	2/15/2042	1,000	1,089
[18]	Weslaco Independent School District GO	5.000%	2/15/2043	1,250	1,349
[18]	Weslaco Independent School District GO	5.000%	2/15/2044	1,250	1,345
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2037	1,455	1,495
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2038	2,150	2,202
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2039	1,555	1,582
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2040	1,660	1,679
[2]	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	1,120	1,063
	West Harris County Regional Water Authority Water Revenue	4.000%	12/15/2045	5,460	5,136
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2026	1,140	1,155
[2]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/2028	2,440	2,532
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2033	1,275	1,294
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/2034	1,495	1,515
[18]	Whitehouse Independent School District GO	5.000%	2/15/2042	13,750	13,928
[18]	Wichita Falls Independent School District GO	3.000%	2/1/2037	3,000	2,838
	Williamson County TX GO	5.000%	2/15/2027	21,055	21,647
	Williamson County TX GO	5.000%	2/15/2028	10,130	10,666
	Williamson County TX GO	5.000%	2/15/2030	22,000	24,242
	Williamson County TX GO	5.000%	2/15/2032	2,200	2,511
	Williamson County TX GO	5.000%	2/15/2032	6,510	7,432
	Williamson County TX GO	5.000%	2/15/2034	2,250	2,634
	Williamson County TX GO	5.000%	2/15/2034	5,170	6,052
	Williamson County TX GO	5.000%	2/15/2035	2,175	2,569
	Williamson County TX GO	5.000%	2/15/2036	2,260	2,645
	Williamson County TX GO	5.000%	2/15/2037	2,425	2,810
	Williamson County TX GO	5.000%	2/15/2038	7,710	8,863
	Williamson County TX GO	5.000%	2/15/2040	8,375	9,472
	Williamson County TX GO	5.000%	2/15/2041	4,530	5,081
	Williamson County TX GO	5.000%	2/15/2042	3,000	3,320
	Williamson County TX GO	4.000%	2/15/2043	3,000	2,977
[18]	Wylie Collin County Independent School District GO	5.000%	8/15/2044	1,000	1,069
[18]	Wylie Independent School District GO	5.000%	8/15/2033	2,195	2,375
[18]	Wylie Independent School District GO	5.000%	8/15/2034	1,700	1,836
[18]	Ysleta Independent School District GO	5.000%	8/15/2034	1,750	1,769
[18]	Ysleta Independent School District GO	5.000%	8/15/2035	2,080	2,101
[18]	Ysleta Independent School District GO	5.000%	8/15/2037	2,350	2,371
					11,465,052
Utah (0.6%)
	Cache County School District GO	4.000%	6/15/2039	4,580	4,798
	Cache County School District GO	4.000%	6/15/2041	5,050	5,195
	Cache County School District GO	4.000%	6/15/2042	5,250	5,355
	Cache County School District GO	4.000%	6/15/2043	1,715	1,733
	Cache County School District GO	4.000%	6/15/2044	1,560	1,561
	Canyons School District (Utah School Board Guaranty Program) GO	3.100%	6/15/2037	2,715	2,672
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2035	3,000	3,040
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/2037	2,600	2,624
[5]	Copper Rim Infrastructure Financing District Special Assessment Revenue	6.125%	12/1/2054	1,095	1,123
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2033	1,000	1,144
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2034	1,000	1,156
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2035	1,150	1,337
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2037	1,000	1,144
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2038	1,800	2,041
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2039	1,605	1,805
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2040	1,180	1,313
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2042	1,000	1,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2043	1,000	1,101
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.250%	6/1/2044	1,400	1,526
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2033	2,200	2,525
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2034	1,750	2,029
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2035	1,650	1,924
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.000%	6/1/2040	2,335	2,599
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2041	1,310	1,478
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2043	1,770	1,949
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2044	2,590	2,824
[1]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue (SEG Redevelopment Project)	5.250%	6/1/2045	2,940	3,173
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2036	1,150	1,214
	Duchesne County School District Lease (Appropriation) Revenue	4.000%	6/1/2038	2,000	2,019
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2039	4,000	4,192
	Duchesne County School District Lease (Appropriation) Revenue	5.000%	6/1/2040	3,645	3,817
	Duchesne County School District Lease (Appropriation) Revenue	4.125%	6/1/2041	1,650	1,655
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2028	2,065	2,197
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2029	1,665	1,815
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2031	2,815	3,187
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,725
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2033	1,750	2,039
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	3,415	3,822
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2034	1,315	1,524
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2035	3,735	4,159
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	7,690	8,069
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	9,145	10,050
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	2,880	3,217
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	5,000	5,464
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	3,405	3,784
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2039	3,680	4,068
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	13,500	14,616
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2040	20,270	22,297
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	15,000	16,195
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	12,500	13,696
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	2,150	2,384
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	6,305	6,751
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	5,825	6,324
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2042	2,250	2,469
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2043	2,675	2,906
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	2,085	2,201
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2044	1,000	1,075
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2045	3,250	3,407
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2045	1,925	2,062
	Iron County UT Sales Tax Sales Tax Revenue	5.000%	10/1/2042	1,250	1,374
	Iron County UT Sales Tax Sales Tax Revenue	5.000%	10/1/2043	1,030	1,119
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2033	1,005	1,024
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2034	1,000	1,018
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2035	1,350	1,371
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/2037	1,440	1,455
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2043	820	874
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2044	1,000	1,058
	Jordan Valley Water Conservancy District Water Revenue	5.000%	10/1/2045	1,815	1,905
	Local Building Authority of Alpine School District Lease (Appropriation) Revenue	5.000%	3/15/2044	2,320	2,480
[5]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.500%	8/1/2040	2,500	2,520
[5]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.500%	6/15/2039	1,750	1,809
[5]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue	5.250%	6/1/2045	1,255	1,264
[5,10]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue, 5.000% coupon rate effective 6/1/2031	0.000%	6/1/2035	500	391
[5,10]	Mida Mountain Village Public Infrastructure District Tax Increment/Allocation Revenue, 5.750% coupon rate effective 6/1/2031	0.000%	6/1/2043	1,815	1,366
	Nebo School District GO	5.000%	7/1/2027	11,075	11,506
	Nebo School District GO	5.000%	7/1/2028	6,000	6,386
	Ogden City Municipal Building Authority Lease (Appropriation) Revenue	5.000%	1/15/2043	1,000	1,055
	Ogden City Redevelopment Agency Sales Tax Revenue	5.000%	1/15/2048	4,200	4,335
	Park City School District Local Building Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	4,210	4,244
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	3.000%	3/15/2037	6,045	5,894
	Salt Lake City Corp. GO	3.000%	6/15/2040	1,150	1,060
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2029	1,095	1,123
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2032	1,080	1,108
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2034	1,000	1,024
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2035	1,085	1,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2036	1,250	1,277
	Salt Lake City Corp. Sales Tax Revenue	5.000%	2/1/2037	1,160	1,184
	Salt Lake City School District GO	5.000%	3/1/2030	4,780	5,300
	Salt Lake City School District GO	5.000%	3/1/2031	5,535	6,264
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2033	1,810	1,867
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2034	1,725	1,778
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2036	1,300	1,335
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2037	1,610	1,651
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2035	1,050	1,122
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2036	1,920	2,042
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2037	1,665	1,764
[5]	South Salt Lake Redevelopment Agency Tax Increment/Allocation Revenue	6.250%	4/15/2046	1,140	1,153
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2042	1,370	1,388
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2043	1,425	1,431
	Spanish Fork City UT Sewer Revenue	4.000%	9/1/2044	1,480	1,468
	Summit County UT Sales Tax Revenue	2.000%	12/15/2039	1,605	1,271
	University of Utah College & University Revenue	5.000%	8/1/2027	360	375
	University of Utah College & University Revenue	4.000%	8/1/2038	3,895	4,006
	University of Utah College & University Revenue	5.000%	8/1/2039	1,500	1,656
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/2039	700	723
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,000	2,092
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2037	1,400	1,461
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	1,265	1,317
	Utah County UT Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	3,260	3,142
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/2043	2,500	2,602
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2031	1,025	1,124
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2032	1,335	1,461
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2033	1,130	1,232
	Utah County UT Transportation Sales Tax Revenue	5.000%	12/1/2034	1,115	1,212
	Utah Housing Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2043	2,385	2,522
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	1,355	1,506
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.000%	7/1/2054	2,720	3,033
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.250%	7/1/2055	5,550	6,291
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	7,055	7,934
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	11,175	12,864
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.500%	7/1/2055	17,340	20,008
	Utah Housing Corp. Local or Guaranteed Housing Revenue	6.750%	7/1/2055	21,500	25,039
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,800	5,843
	Utah State Building Ownership Authority Lease (Appropriation) Revenue (State Facilities Master Lease Program)	5.000%	5/15/2036	2,735	3,080
	Utah State University College & University Revenue	3.000%	12/1/2033	1,965	1,969
	Utah State University College & University Revenue	3.000%	12/1/2034	2,025	2,018
	Utah State University College & University Revenue	3.000%	12/1/2035	2,085	2,044
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2034	1,000	1,147
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2035	1,000	1,140
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.250%	6/1/2037	2,750	3,089
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/2040	1,000	1,125
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	1,125	1,276
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2031	4,050	4,593
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2031	2,500	2,513
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	1,375	1,583
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2032	2,450	2,820
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2035	5,215	5,488
	Utah Transit Authority Sales Tax Revenue	3.500%	12/15/2036	3,940	3,905
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2036	1,000	1,049
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	8,000	9,256
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	1,235	1,409
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2037	6,250	7,340
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	7,500	8,529
	Utah Transit Authority Sales Tax Revenue	3.000%	12/15/2039	3,435	3,130
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	5,000	5,627
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2040	20,215	22,815
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2041	4,500	5,040
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	5,000	5,569
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/2041	9,075	10,319
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2042	7,500	8,310
	Utah Water Finance Agency Intergovernmental Agreement Revenue (Loan Financing Program)	5.000%	3/1/2038	1,295	1,362
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2036	250	261
[1]	Vineyard Redevelopment Agency Tax Increment/Allocation Revenue	4.000%	5/1/2040	320	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wakara Ridge Public Infrastructure District Special Assessment Revenue	5.625%	12/1/2054	3,800	3,868
					556,294
Vermont (0.1%)
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2037	2,725	3,209
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2038	3,145	3,708
	University of Vermont & State Agricultural College Miscellaneous Revenue	5.000%	10/1/2039	1,650	1,945
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	4.000%	5/1/2033	2,950	2,978
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2031	1,180	1,148
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2032	1,290	1,242
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2033	1,405	1,339
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2034	1,530	1,441
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2035	2,660	2,469
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2036	2,795	2,553
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2039	2,235	2,477
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2040	1,765	1,940
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/2045	2,750	2,900
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	7,910	7,945
	Vermont GO	4.000%	8/15/2041	3,135	3,224
	Vermont GO	4.000%	8/15/2042	2,135	2,175
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2030	2,300	2,398
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/2032	1,525	1,585
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	10/1/2033	1,050	1,069
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	2,250	2,528
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2036	200	228
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2037	690	781
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2039	600	671
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2040	2,400	2,461
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2040	500	555
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2041	1,375	1,395
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,125	1,135
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	1,000	1,092
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2041	340	375
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,079
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2042	1,000	1,089
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/2043	1,000	988
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	1,000	1,067
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2043	600	645
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	1,475	1,559
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2044	750	798
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/2045	230	242
					66,433
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,160	2,181
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	7,345	7,514
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2032	1,670	1,862
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,335	1,508
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2036	2,500	2,845
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,135	1,285
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2038	1,555	1,755
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2039	1,580	1,774
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2040	1,470	1,634
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2042	1,750	1,906
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2043	1,000	1,077
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2044	1,000	1,068
					26,409
Virginia (1.5%)
	Alexandria VA GO	4.000%	12/15/2043	3,775	3,823
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	625	661
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	700	770
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	700	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	750	822
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,200	1,311
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	2,000	2,155
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,000	1,072
	Arlington County VA GO	4.000%	8/1/2039	8,000	8,239
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,950	5,281
	Chesapeake Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Forest Cove II Project) PUT	4.500%	7/1/2040	4,705	4,996
	Chesapeake VA GO	5.000%	8/1/2026	3,670	3,720
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2032	1,775	2,039
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2033	1,000	1,164
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	5.000%	4/1/2034	1,500	1,767
[5]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.250%	3/1/2042	3,325	3,087
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue	5.000%	8/1/2027	1,925	2,002
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2032	11,000	12,544
	Fairfax County IDA Health, Hospital, Nursing Home Revenue (Innova Health System Project)	5.000%	5/15/2036	1,135	1,269
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	3,210	3,307
	Fairfax County VA GO	5.000%	10/1/2027	6,000	6,268
	Fairfax County VA GO	5.000%	10/1/2028	8,050	8,634
	Fairfax County VA GO	4.000%	10/1/2030	11,420	11,645
	Fairfax County VA GO	4.000%	10/1/2040	5,000	5,137
[4,5,12]	Freddie Mac Multifamily Certificates Local or Guaranteed Housing Revenue	3.650%	11/25/2038	9,736	9,137
[4,12]	Freddie Mac Multifamily ML Certificates	4.300%	5/25/2041	20,358	19,981
[4,12]	Freddie Mac Multifamily ML Certificates	4.615%	8/25/2041	57,083	58,750
[4,12]	Freddie Mac Multifamily ML Certificates	4.534%	11/25/2042	9,940	9,684
[4,12]	Freddie Mac Multifamily ML Certificates	3.084%	4/25/2043	59,737	51,261
[4,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.144%	1/25/2040	35,792	34,796
[4,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.554%	8/25/2040	26,591	26,782
[12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.686%	10/25/2040	36,147	36,727
[4,5,12]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	4.702%	4/25/2042	13,547	13,561
[12]	Freddie Mac Pool	3.600%	1/1/2041	7,392	6,855
[12]	Freddie Mac Pool	3.450%	4/1/2041	1,587	1,434
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,650	2,692
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2042	6,000	6,597
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2043	6,500	7,072
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2044	7,930	8,543
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	19,000	20,297
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2039	4,755	5,112
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN	5.000%	7/1/2027	22,695	23,538
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	2,370	2,431
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/2028	7,260	7,647
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2031	595	608
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	650	657
[5]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	3,000	2,858
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	1,645	1,702
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	1,425	1,470
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2040	500	501
	Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	1,125	1,172
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2040	2,035	2,106
	Henrico County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	8/1/2042	1,930	1,962
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,000	1,142
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	750	850
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	700	779
[1]	Isle Wight County IDA Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	2,000	2,179
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2030	220	223
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	3,835	3,788
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2040	1,115	1,034
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	655	649
	Loudoun County Economic Development Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	3,215	3,189
	Loudoun County VA GO	3.000%	12/1/2034	3,665	3,666
	Loudoun County VA GO	4.000%	12/1/2042	9,700	9,915
	Loudoun County VA GO	4.000%	12/1/2043	9,700	9,822
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	1,100	1,117
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,465	2,503
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2028	1,805	1,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2031	1,500	1,579
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2032	780	817
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2034	1,320	1,368
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2035	1,155	1,191
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/2036	1,475	1,512
	Newport News VA GO	3.000%	2/1/2038	2,000	1,905
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2028	575	612
	Norfolk Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Braywood Manor Apartments Project) PUT	5.000%	5/1/2026	1,500	1,508
	Norfolk VA GO	5.000%	9/1/2036	4,125	4,512
	Norfolk VA GO	5.000%	9/1/2037	5,000	5,439
	Norfolk VA GO	5.000%	9/1/2038	4,150	4,495
	Norfolk VA GO	5.000%	9/1/2039	4,730	5,180
	Norfolk VA GO	5.000%	9/1/2040	4,500	4,891
	Norfolk VA GO	5.000%	9/1/2041	2,485	2,683
	Norfolk VA GO	5.000%	9/1/2042	2,205	2,359
	Norfolk VA GO	5.000%	9/1/2043	2,205	2,341
	Norfolk VA GO, Prere.	5.000%	8/1/2028	3,700	3,947
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,195	4,475
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,725	6,107
	Norfolk VA GO, Prere.	5.000%	8/1/2028	4,000	4,267
	Norfolk VA GO, Prere.	5.000%	8/1/2028	5,475	5,840
	Norfolk VA GO, Prere.	5.000%	8/1/2028	6,655	7,099
	Norfolk VA GO, Prere.	5.000%	8/1/2028	7,005	7,472
	Norfolk VA GO, Prere.	5.000%	8/1/2028	2,140	2,283
	Norfolk VA Water Revenue	5.000%	11/1/2026	8,105	8,271
	Norfolk VA Water Revenue	5.000%	11/1/2033	3,760	3,919
	Norfolk VA Water Revenue	5.000%	11/1/2034	2,800	2,913
	Norfolk VA Water Revenue	5.000%	11/1/2035	1,975	2,051
	Norfolk VA Water Revenue	5.000%	11/1/2036	2,075	2,150
	Norfolk VA Water Revenue	5.000%	11/1/2037	2,180	2,254
	Norfolk VA Water Revenue	5.000%	11/1/2042	10,000	10,231
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	4.500%	9/1/2028	425	429
[5]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/2037	10,120	10,230
	Prince William County Service Authority Water Revenue	5.000%	7/15/2035	350	418
	Prince William County Service Authority Water Revenue	5.000%	7/15/2036	500	590
	Prince William County Service Authority Water Revenue	5.000%	7/15/2037	750	878
	Prince William County Service Authority Water Revenue	5.000%	7/15/2038	500	581
	Prince William County Service Authority Water Revenue	5.000%	7/15/2039	550	634
	Prince William County Service Authority Water Revenue	5.000%	7/15/2040	400	457
	Prince William County Service Authority Water Revenue	5.000%	7/15/2041	400	454
	Prince William County Service Authority Water Revenue	5.000%	7/15/2042	500	560
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue	4.500%	5/1/2040	2,473	2,621
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	4,735	4,858
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2038	3,700	3,776
	Shenandoah County IDA Local or Guaranteed Housing Revenue (Massanutten Manor Project)	3.650%	1/1/2035	2,277	2,254
	Spotsylvania County VA Water & Sewer System Water Revenue	3.000%	12/1/2033	2,065	2,074
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2026	1,700	1,713
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	1,500	1,512
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	1,550	1,563
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2033	1,000	1,008
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2034	2,500	2,518
	Stafford County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2035	2,500	2,517
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	755	771
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,760	2,792
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2030	13,300	13,449
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	1,000	1,031
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2033	2,675	3,001
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	1,155	1,185
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2035	1,210	1,239
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	725	741
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	6.500%	9/1/2043	4,785	5,293
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/2037	2,000	1,922
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2040	3,860	3,526
	Virginia Beach VA Storm Water Utility Water Revenue	3.000%	11/15/2042	3,230	2,785
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2032	6,200	6,242
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2033	18,750	18,834
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2035	9,775	9,772
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2036	4,955	4,913
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	7,785	7,659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	1,000	962
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2026	10,000	10,000
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2029	10,000	10,141
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2034	7,000	7,017
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2034	24,410	24,637
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2035	6,890	6,888
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/2036	8,690	8,616
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2040	5,000	5,481
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	5,000	5,404
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	1,080	1,078
Virginia College Building Authority College & University Revenue	4.000%	9/1/2030	4,515	4,548
Virginia College Building Authority College & University Revenue	3.000%	9/1/2036	3,000	2,935
Virginia College Building Authority College & University Revenue	3.000%	9/1/2041	2,810	2,551
Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	15,000	15,119
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	8,875	8,800
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	15,355	15,907
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	27,665	26,627
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2039	21,370	20,273
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	12,000	11,175
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2041	6,455	5,874
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/2026	4,565	4,602
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2031	10,600	10,791
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2033	5,780	5,869
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2034	8,790	8,965
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	10,000	10,131
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2035	4,000	4,072
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/2039	1,500	1,384
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2033	5,310	5,334
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2034	5,470	5,478
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/2035	3,390	3,368
Virginia Commonwealth Transportation Board Appropriations Revenue (US Route 58 Corridor Development Program)	4.000%	5/15/2038	5,230	5,489
Virginia Commonwealth Transportation Board Appropriations Revenue (Virginia Transportation Capital Projects)	5.000%	5/15/2026	11,915	12,010
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	2,026
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	1,895	1,920
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	3,000	3,041
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	1,800	1,821
Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,500	1,516
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2042	2,425	2,121
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.900%	11/1/2042	1,000	1,043
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.650%	3/1/2043	5,000	4,650
Virginia Housing Development Authority Local or Guaranteed Housing Revenue	4.450%	12/1/2044	1,850	1,856
Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.125%	4/1/2027	16,585	16,587
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2042	3,650	3,961
Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.000%	7/1/2043	3,250	3,493
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2033	5,000	5,842
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2037	2,145	2,229
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2039	3,590	3,694
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2041	15,000	16,774
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/2042	16,155	16,203
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2042	17,615	19,485
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2044	20,000	21,733
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	3/1/2026	5,125	5,136
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2032	4,775	5,194
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2035	1,000	877
Virginia Public School Authority Intergovernmental Agreement Revenue	3.000%	8/1/2035	3,750	3,725
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2039	1,510	1,191
Virginia Public School Authority Intergovernmental Agreement Revenue	2.000%	8/1/2040	2,050	1,558
Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/2041	4,880	5,397
Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2046	1,000	959
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2030	185	185
Virginia Resources Authority Miscellaneous Revenue	5.000%	11/1/2032	105	105
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.100%	12/1/2030	1,815	1,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2031	2,000	2,055
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	4,835	5,300
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	2,200	2,259
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	6,000	6,129
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2038	3,000	3,364
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2039	3,250	3,614
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,000	3,215
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2040	3,000	3,304
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2040	25,520	22,616
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2041	2,300	2,504
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2041	2,745	2,971
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2042	1,600	1,720
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2042	3,135	3,357
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2043	2,000	2,123
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2044	2,720	2,854
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.500%	12/1/2044	5,000	4,927
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2045	2,900	3,008
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/15/2035	6,095	6,904
	Winchester Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2042	2,500	2,684
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,650	1,676
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,405	2,442
					1,260,362
Washington (2.6%)
	Auburn School District No. 408 of King & Pierce Counties GO	5.000%	12/1/2035	2,000	2,079
	Auburn School District No. 408 of King & Pierce Counties GO	3.000%	12/1/2040	1,345	1,198
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2036	725	806
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2037	800	886
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2040	650	708
	Bellingham WA Water & Sewer Water Revenue	5.000%	8/1/2041	700	757
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2032	2,745	2,798
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2033	2,580	2,628
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2034	4,805	4,892
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2036	6,420	6,526
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	1,260	1,419
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2026	10,785	11,008
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2040	13,600	13,995
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	2,905	3,084
[9]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2029	4,450	4,053
	Clark County School District No. 117 Camas GO	5.000%	12/1/2032	8,000	8,363
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2032	4,000	4,324
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/2033	2,510	2,702
	Energy Northwest Nuclear Revenue	5.000%	7/1/2034	4,000	4,132
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	26,210	27,006
	Energy Northwest Nuclear Revenue	5.000%	7/1/2035	1,500	1,699
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	10,000	11,245
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	6,420	7,295
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	2,600	3,033
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	37,585	40,067
	Energy Northwest Nuclear Revenue	4.000%	7/1/2039	5,535	5,665
	Energy Northwest Nuclear Revenue	5.000%	7/1/2040	5,730	6,201
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	14,610	15,699
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2027	10,000	10,389
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2035	2,810	3,183
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	6,500	7,408
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/2026	21,295	21,538
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2027	3,465	3,577
	Franklin County School District No. 1 Pasco GO	4.000%	12/1/2028	5,955	6,226
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2037	1,100	1,215
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2038	1,845	2,028
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2039	1,115	1,218
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2040	1,835	1,981
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2042	2,750	2,914
	Grant County Public Hospital District No. 1 GO	5.500%	12/1/2043	2,900	3,040
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2039	730	811
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2040	1,060	1,166
	Grant County Public Utility District No. 2 Electric Power & Light Revenue (Priest Rapids Hydroelectric Project)	5.000%	1/1/2041	750	818
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2037	600	686
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2038	1,230	1,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2039	500	566
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2040	725	810
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2041	850	941
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2042	860	940
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2043	1,500	1,621
	Island County Consolidated School District No. 206 South Whidbey GO	5.000%	12/1/2044	3,135	3,357
[1]	King & Pierce Counties Valley Regional Fire Authority GO	5.000%	12/1/2042	1,315	1,444
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	5,000	5,456
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2039	1,000	1,131
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2040	2,000	2,250
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	3,500	3,909
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	8,250	9,100
	King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	1,125	1,248
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2029	175	181
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2030	250	261
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	10/1/2031	175	181
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2032	1,165	1,193
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	11,000	10,006
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/1/2039	1,000	893
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2040	17,300	14,979
	King County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,000	1,060
	King County Housing Authority Local or Guaranteed Housing Revenue	5.375%	7/1/2045	4,395	4,611
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	4.625%	1/1/2041	7,000	7,277
	King County Public Hospital District No. 1 GO	5.000%	12/1/2036	920	931
	King County Public Hospital District No. 1 GO	5.000%	12/1/2037	3,450	3,609
	King County School District No. 401 Highline GO	5.000%	12/1/2038	2,000	2,223
	King County School District No. 401 Highline GO	5.000%	12/1/2041	3,250	3,661
	King County School District No. 401 Highline GO	5.000%	12/1/2042	4,110	4,568
	King County School District No. 403 Renton GO	4.000%	12/1/2034	1,510	1,574
	King County School District No. 403 Renton GO	4.000%	12/1/2039	7,925	8,102
	King County School District No. 403 Renton GO	4.000%	12/1/2040	13,675	13,872
	King County School District No. 403 Renton GO	4.000%	12/1/2041	25,795	26,305
	King County School District No. 405 Bellevue GO	3.000%	12/1/2036	1,000	985
	King County School District No. 412 Shoreline GO	4.000%	12/1/2027	2,785	2,870
	King County WA GO	5.000%	7/1/2031	3,100	3,516
	King County WA GO	5.000%	12/1/2043	1,220	1,324
	King County WA Sewer Revenue	5.000%	1/1/2042	4,435	4,930
	King County WA Sewer Revenue	5.000%	1/1/2043	1,500	1,647
	King County WA Sewer Revenue	4.000%	1/1/2044	10,810	10,736
	King County WA Sewer Revenue	5.000%	1/1/2044	2,500	2,708
	King County WA Sewer Revenue	4.000%	1/1/2045	8,885	8,626
	King County WA Sewer Revenue VRDO	3.150%	2/2/2026	7,800	7,800
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2040	925	1,035
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2041	1,950	2,169
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2042	3,000	3,296
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2043	3,000	3,257
	Kitsap County School District No. 100-C Bremerton GO	5.000%	12/1/2044	4,725	5,049
	Kitsap County School District No. 401 Central Kitsap GO	4.000%	12/1/2034	1,555	1,583
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2032	765	873
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2033	750	863
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2034	875	1,011
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2040	1,000	1,108
[1]	Klickitat County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/2041	1,000	1,098
	Lakehaven Water & Sewer District Water Revenue	4.000%	10/1/2046	2,730	2,652
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2033	3,640	3,646
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2034	3,675	3,671
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	3.000%	12/1/2035	1,165	1,158
	North Thurston Public Schools GO	5.000%	12/1/2032	1,750	2,019
	Pend Oreille County Public Utility District No. 1 Box Canyon Electric Power & Light Revenue	5.000%	1/1/2044	4,530	4,584
	Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	2,000	2,265
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2032	1,455	1,489
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2034	3,080	3,140
	Pierce County School District No. 402 Franklin Pierce GO	4.000%	12/1/2035	2,615	2,660
	Pierce County WA GO	2.550%	7/1/2035	3,980	3,762
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2030	780	862
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2031	1,450	1,631
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2032	3,140	3,591
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2033	3,250	3,766
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/2034	2,250	2,640
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2036	8,375	8,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2037	1,000	1,163
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2038	4,275	4,404
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2038	1,000	1,154
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2039	2,075	2,376
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	6/1/2040	6,795	6,936
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2040	3,325	3,774
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2041	2,675	3,019
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	10/1/2042	1,300	1,450
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,065
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	5,680	5,804
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2034	3,970	4,035
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2036	1,185	1,395
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/2038	1,700	1,967
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	9/1/2039	2,050	2,106
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2037	5,515	6,443
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2037	10,000	10,375
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2038	6,190	7,171
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2038	2,175	2,242
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	5,000	5,129
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2039	1,320	1,348
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2040	2,180	2,394
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/2042	2,700	2,810
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2043	1,000	1,002
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2044	3,300	3,598
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2044	6,880	7,456
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/2045	1,600	1,725
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2045	7,225	7,745
	Seattle WA Water System Water Revenue	5.000%	10/1/2039	2,050	2,332
	Seattle WA Water System Water Revenue	5.000%	10/1/2040	2,155	2,432
	Seattle WA Water System Water Revenue	5.000%	10/1/2041	2,260	2,543
	Seattle WA Water System Water Revenue	5.000%	10/1/2042	2,375	2,643
	Seattle WA Water System Water Revenue	5.000%	10/1/2043	2,490	2,737
	Skagit County Consolidated School District No. 320 Mount Vernon GO	4.000%	12/1/2033	1,500	1,530
[3]	Snohomish County Housing Authority Local or Guaranteed Housing Revenue (Allegro Apartments Project)	3.750%	4/1/2036	18,775	18,493
	Snohomish County Public Utility District No. 1 Electric System Electric Power & Light Revenue	5.000%	12/1/2046	1,070	1,111
	Snohomish County School District No. 2 Everett GO	5.000%	12/1/2035	1,100	1,145
	Spokane County School District No 354 Mead GO	5.000%	12/1/2034	1,000	1,043
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	1,925	1,945
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2037	1,085	1,105
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	900	1,024
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2038	1,000	1,137
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2040	700	783
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2041	1,910	2,114
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2042	1,485	1,626
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2043	1,290	1,395
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2044	1,390	1,488
	Tacoma WA Sewer Revenue	4.000%	12/1/2041	2,770	2,822
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2040	1,000	1,114
[2]	Three Rivers Regional Wastewater Authority Sewer Revenue	5.000%	9/1/2041	1,250	1,379
	Thurston County WA GO	5.000%	12/1/2041	2,475	2,688
	Thurston County WA GO	5.000%	12/1/2042	2,595	2,788
	Thurston County WA GO	5.000%	12/1/2042	1,320	1,441
	University of Washington College & University Revenue	5.000%	4/1/2035	1,000	1,185
	University of Washington College & University Revenue	5.000%	4/1/2036	4,300	5,041
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Cougar Creek Project)	4.500%	10/1/2042	1,250	1,283
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	4.500%	10/1/2042	2,000	2,053
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Jens Pointe Project)	4.250%	2/1/2038	7,400	7,681
	Washington COP	5.000%	7/1/2037	5,385	5,536
	Washington GO	4.000%	7/1/2026	10,000	10,073
	Washington GO	4.000%	7/1/2026	25,000	25,183
	Washington GO	5.000%	8/1/2027	25,245	26,285
	Washington GO	4.000%	7/1/2028	40,000	41,651
	Washington GO	5.000%	7/1/2028	16,000	17,034
	Washington GO	5.000%	8/1/2030	11,495	11,958
	Washington GO	5.000%	8/1/2031	14,890	15,477
	Washington GO	5.000%	8/1/2031	22,640	23,532
	Washington GO	5.000%	7/1/2032	14,210	16,422
	Washington GO	5.000%	8/1/2032	26,855	27,881
	Washington GO	5.000%	8/1/2033	5,020	5,082
	Washington GO	5.000%	8/1/2034	5,015	5,074

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	6/1/2035	1,500	1,644
Washington GO	5.000%	8/1/2035	2,530	2,558
Washington GO	5.000%	8/1/2035	6,170	6,517
Washington GO	5.000%	2/1/2036	16,505	16,872
Washington GO	5.000%	2/1/2036	1,500	1,628
Washington GO	5.000%	2/1/2036	2,065	2,199
Washington GO	5.000%	8/1/2036	10,000	10,529
Washington GO	5.000%	8/1/2036	2,490	2,721
Washington GO	5.000%	8/1/2036	11,750	12,129
Washington GO	5.000%	8/1/2037	10,005	10,505
Washington GO	5.000%	8/1/2037	20,955	24,214
Washington GO	5.000%	2/1/2038	10,000	10,393
Washington GO	5.000%	2/1/2038	13,270	15,378
Washington GO	5.000%	8/1/2038	8,795	9,213
Washington GO	5.000%	2/1/2039	5,400	5,956
Washington GO	5.000%	2/1/2039	9,000	9,637
Washington GO	5.000%	8/1/2039	4,900	4,944
Washington GO	5.000%	8/1/2039	8,000	8,862
Washington GO	5.000%	8/1/2039	14,600	16,596
Washington GO	5.000%	2/1/2040	4,345	4,758
Washington GO	5.000%	2/1/2040	4,085	4,229
Washington GO	5.000%	6/1/2040	3,105	3,360
Washington GO	5.000%	6/1/2040	11,590	13,028
Washington GO	5.000%	8/1/2040	9,180	10,325
Washington GO	5.000%	8/1/2040	43,230	49,161
Washington GO	5.000%	2/1/2041	7,335	7,968
Washington GO	5.000%	2/1/2041	10,000	10,731
Washington GO	5.000%	2/1/2041	2,500	2,583
Washington GO	5.000%	6/1/2041	3,130	3,308
Washington GO	5.000%	6/1/2041	5,455	6,088
Washington GO	5.000%	8/1/2041	1,560	1,685
Washington GO	5.000%	8/1/2041	5,000	5,205
Washington GO	5.000%	8/1/2041	10,165	11,488
Washington GO	5.000%	2/1/2042	19,070	20,547
Washington GO	5.000%	2/1/2042	6,985	7,444
Washington GO	5.000%	2/1/2043	5,305	5,772
Washington GO	5.000%	2/1/2043	21,705	23,817
Washington GO	5.000%	6/1/2043	13,110	14,305
Washington GO	5.000%	6/1/2043	5,000	5,501
Washington GO	5.000%	8/1/2043	5,000	5,313
Washington GO	5.000%	8/1/2043	3,480	3,661
Washington GO	5.000%	2/1/2044	1,205	1,298
Washington GO	5.000%	2/1/2044	16,985	18,439
Washington GO	5.000%	6/1/2044	5,740	6,152
Washington GO	5.000%	6/1/2044	1,190	1,253
Washington GO	5.000%	8/1/2044	10,075	10,900
Washington GO	5.000%	2/1/2045	11,875	12,667
Washington GO	5.000%	2/1/2045	1,050	1,104
Washington GO	5.000%	6/1/2045	10,785	11,527
Washington GO	5.000%	2/1/2046	1,030	1,069
Washington GO	5.000%	2/1/2046	11,715	12,393
Washington GO	5.000%	6/1/2046	3,525	3,737
Washington GO	5.000%	8/1/2046	5,000	5,239
Washington GO	5.000%	2/1/2047	8,220	8,651
Washington GO	5.000%	8/1/2048	5,000	5,253
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	2,105	2,131
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,070	1,082
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,675	2,677
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	3,275	3,396
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,550	1,591
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,160	2,162
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	2,830	3,000
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,600	4,765
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,370	1,434
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	585	619
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	2,085	2,211
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,755	1,756
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,500	2,585
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	415	448
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,000	4,256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	3,600	3,890
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,595	2,682
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,845	1,924
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	325	356
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	2,250	2,323
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,280	1,330
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	225	248
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,000	4,244
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	2,200	2,363
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,190	3,290
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	3,785	3,793
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	1,750	1,874
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	3,365	3,466
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2033	600	657
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	15,300	17,402
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	2,010	2,147
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	500	545
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	16,065	18,349
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	9,480	9,778
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	14,530	16,644
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	51,710	59,188
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	19,400	19,954
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	500	540
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	2,900	3,323
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2037	5,000	5,682
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	5,380	5,520
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2037	750	805
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	5,850	6,575
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2038	3,540	4,017
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	2,370	2,494
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	4,230	4,452
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2038	1,000	1,069
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	6,140	6,850
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2039	2,200	2,342
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2040	1,000	1,059
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	8,250	7,934
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	1,000	1,098
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2042	3,300	3,587
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2045	2,500	2,290
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	4,485	4,168
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	82,475	85,629
Washington Higher Education Facilities Authority College & University Revenue (Gonzaga University Project)	4.000%	4/1/2042	5,200	5,139
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2032	1,275	1,282
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2033	2,735	2,743
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2034	2,100	2,100
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2036	1,000	983
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2037	3,005	2,953
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2038	2,235	2,179
Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/2040	1,000	943
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2034	3,000	3,024
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2035	4,370	4,399
Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/2036	4,545	4,559
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2033	1,510	1,585
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2034	1,570	1,642
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2035	1,630	1,695
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2037	1,745	1,792
Washington Higher Education Facilities Authority College & University Revenue (Whitman College Project)	4.000%	1/1/2038	1,310	1,340
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2030	595	625
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	2,560	2,563
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/2032	660	693
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2036	785	751
Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2040	1,805	1,633
Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2030	685	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	86,665	90,122
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	260	271
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	115	119
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2031	1,180	1,277
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2032	325	321
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2032	2,695	2,783
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2033	285	280
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2034	2,000	1,928
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2035	85	82
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2035	460	495
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	1,965	1,846
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2036	640	606
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2036	910	974
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2037	1,120	1,044
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2037	1,550	1,565
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2038	1,230	1,129
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2031	1,280	1,389
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2032	1,340	1,451
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Emerald Heights Project)	5.000%	7/1/2033	1,410	1,522
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	4.500%	7/1/2028	665	641
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/2038	830	702
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2032	2,010	2,039
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	6,500	6,512
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.500%	1/1/2034	11,975	11,999
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/2038	2,325	2,325
[5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	4,250	4,251
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2032	2,105	2,246
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2033	500	550
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.150%	7/1/2034	1,725	1,807
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	3,020	3,258
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2034	1,000	1,099
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	3,470	3,728
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2035	1,000	1,099
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/2035	106,924	104,859
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	2,000	2,131
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2036	1,250	1,359
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.375%	4/20/2037	28,350	27,091
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	2,000	2,114
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2037	1,500	1,619
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	4,220	4,401
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2039	1,500	1,601
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2040	1,135	1,197
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.079%	11/20/2041	35,480	34,424
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.079%	11/20/2041	7,362	7,059
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2044	3,000	3,091
[2,5]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	7/1/2045	5,500	5,530
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.500%	7/1/2049	4,000	4,009
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	4.221%	3/1/2050	28,094	27,670
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	5.000%	12/1/2052	4,415	4,641
[5]	Washington State Housing Finance Commission Private Schools Revenue	5.625%	7/1/2038	1,215	1,326
[5]	Washington State Housing Finance Commission Private Schools Revenue	5.875%	7/1/2043	2,020	2,161
	Washington State University College & University Revenue	5.000%	4/1/2031	1,230	1,381
	Washington State University College & University Revenue	5.000%	4/1/2032	1,295	1,477
	Washington State University College & University Revenue	5.000%	4/1/2033	1,100	1,270
	Washington State University College & University Revenue	5.000%	4/1/2034	3,520	4,112
	Washington State University College & University Revenue	5.000%	4/1/2035	2,490	2,928
	Washington State University College & University Revenue	5.000%	4/1/2036	3,390	3,935
	Washington State University College & University Revenue	5.000%	4/1/2037	2,395	2,755
	Yakima County School District No. 207 Wapato GO	5.000%	12/1/2043	1,435	1,559
					2,236,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
West Virginia (0.5%)
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,285	1,286
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	2,105	2,107
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,425	1,426
[5]	Monongalia County WV Tax Increment/Allocation Revenue	5.750%	6/1/2043	880	934
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2040	500	541
[1]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.250%	6/1/2045	2,000	2,125
	Ohio County WV Tax Increment/Allocation Revenue (The Highlands Project)	5.250%	6/1/2044	1,220	1,239
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/2027	4,710	4,900
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2032	3,000	3,111
	West Virginia Commissioner of Highways Government Fund/Grant Revenue	5.000%	9/1/2033	3,025	3,133
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2039	4,080	4,425
[1]	West Virginia Economic Development Authority College & University Revenue	5.000%	7/1/2040	3,650	3,917
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	4,780	4,872
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	4,380	4,465
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	3,855	3,906
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2033	7,300	7,394
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2035	7,900	7,969
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/2037	3,190	3,208
	West Virginia GO	5.000%	12/1/2031	1,900	2,017
	West Virginia GO	5.000%	12/1/2033	10,060	10,632
	West Virginia GO	5.000%	12/1/2035	16,375	17,210
	West Virginia GO	5.000%	6/1/2036	14,890	15,626
	West Virginia GO	5.000%	6/1/2037	6,940	7,262
	West Virginia GO	5.000%	12/1/2037	16,020	17,056
	West Virginia GO	5.000%	6/1/2038	13,920	14,793
	West Virginia GO	5.000%	12/1/2038	16,835	17,867
	West Virginia GO	5.000%	12/1/2038	1,000	1,042
	West Virginia GO	5.000%	6/1/2039	17,255	18,276
	West Virginia GO	5.000%	12/1/2039	17,685	18,697
	West Virginia GO	5.000%	12/1/2039	2,500	2,599
	West Virginia GO	5.000%	6/1/2041	1,310	1,374
	West Virginia GO	5.000%	12/1/2043	1,000	1,038
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2026	2,425	2,451
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2027	1,500	1,503
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2028	2,000	2,004
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2028	1,530	1,583
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	4/1/2029	2,000	2,004
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2029	1,670	1,726
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2031	1,720	1,776
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2032	1,910	1,969
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2033	2,070	2,131
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2035	2,410	2,477
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2036	2,860	2,933
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/2037	2,975	3,048
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,575	2,578
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,460	1,482
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	3,170	3,175
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,190	1,207
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	3,705	3,711
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	5,810	5,832
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	6,360	6,749
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2030	3,220	3,408
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	3,335	3,345
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	7,295	7,695
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,400	1,409
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	8,750	8,773
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	3,250	3,413
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	4,540	4,545
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	4,750	5,416
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2037	2,925	3,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2038	1,500	1,372
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	1,250	1,380
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	2,580	2,891
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2040	3,400	3,689
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	3,435	3,694
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2041	5,205	5,769
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2042	4,000	4,397
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2043	7,650	8,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.750%	9/1/2043	3,380	3,670
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2044	5,880	6,270
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	6/1/2045	7,500	7,894
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2033	8,375	9,289
[5]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.370%	2/2/2026	17,990	17,990
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,220	1,251
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2032	1,100	1,164
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2034	2,020	2,129
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2035	2,010	2,113
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2036	2,030	2,125
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2037	1,500	1,565
	West Virginia Parkways Authority Highway Revenue	3.000%	6/1/2041	2,140	1,877
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	2,000	2,049
	West Virginia University College & University Revenue (West Virginia University Project)	5.000%	10/1/2044	1,445	1,509
	West Virginia University College & University Revenue (West Virginia University Project) PUT	5.000%	10/1/2029	20,000	21,536
					411,988
Wisconsin (1.6%)
	Dane County WI GO	2.000%	4/1/2029	320	308
	Dane County WI GO	4.000%	6/1/2029	13,810	14,548
	Dane County WI GO	2.000%	4/1/2030	265	252
	Dane County WI GO	4.000%	6/1/2031	9,415	10,169
	Dane County WI GO	4.000%	6/1/2032	9,800	10,647
	Franklin Public School District GO	5.000%	4/1/2038	8,340	9,337
	Franklin Public School District GO	4.000%	4/1/2041	4,960	4,991
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,560	3,570
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,685	3,695
	Green Bay Area Public School District GO, Prere.	4.000%	4/1/2026	3,825	3,836
	Green Bay WI GO	5.000%	4/1/2037	1,240	1,443
	Green Bay WI GO	5.000%	4/1/2039	1,270	1,456
	Janesville School District GO	5.000%	3/1/2037	3,150	3,550
	Janesville School District GO	5.000%	3/1/2038	6,640	7,429
	Janesville School District GO	5.000%	3/1/2039	3,775	4,196
	Janesville School District GO	5.000%	3/1/2040	4,540	4,979
	Macomb MI Intermediate School District GO	5.000%	3/1/2037	1,500	1,723
	Macomb MI Intermediate School District GO	5.000%	3/1/2038	4,575	5,218
	Mequon & Thiensville School District GO	2.000%	3/1/2033	3,725	3,360
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2033	5,280	5,364
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2034	11,690	11,862
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/2035	15,110	15,322
	Milwaukee Metropolitan Sewerage District GO	5.000%	10/1/2039	5,510	6,118
[1]	Milwaukee WI GO	5.000%	4/1/2026	1,345	1,351
[1]	Milwaukee WI GO	5.000%	4/1/2027	7,780	8,013
[1]	Milwaukee WI GO	5.000%	4/1/2027	1,350	1,390
[1]	Milwaukee WI GO	5.000%	4/1/2028	1,690	1,775
	Milwaukee WI GO	5.000%	4/1/2029	8,810	9,439
	Milwaukee WI GO	5.000%	4/1/2029	1,000	1,026
[1]	Milwaukee WI GO	5.000%	4/1/2029	1,690	1,812
	Milwaukee WI GO	4.000%	4/1/2032	6,100	6,166
	Milwaukee WI GO	4.000%	4/1/2032	1,460	1,516
	Milwaukee WI GO	3.000%	4/1/2033	4,825	4,777
[2]	Milwaukee WI GO	4.000%	4/1/2033	4,670	4,843
[1]	Milwaukee WI GO	5.000%	4/1/2033	1,000	1,124
	Milwaukee WI GO	5.000%	12/1/2033	5,030	5,740
	Milwaukee WI GO	3.000%	4/1/2034	4,825	4,763
[2]	Milwaukee WI GO	4.000%	4/1/2034	4,675	4,839
[2]	Milwaukee WI GO	5.000%	12/1/2034	5,535	6,396
[2]	Milwaukee WI GO	5.000%	12/1/2035	5,545	6,377
[1]	Milwaukee WI GO	5.000%	12/1/2035	5,675	6,517
[2]	Milwaukee WI GO	5.000%	12/1/2036	1,960	2,219
[1]	Milwaukee WI GO	5.000%	12/1/2036	3,630	4,115
[2]	Milwaukee WI GO	5.000%	12/1/2037	1,970	2,214
[2]	Milwaukee WI GO	5.000%	12/1/2038	1,980	2,221
[2]	Milwaukee WI GO	5.000%	12/1/2039	1,990	2,221
[2]	Milwaukee WI GO	5.000%	12/1/2040	2,000	2,213
[1]	Milwaukee WI GO	5.000%	12/1/2040	3,905	4,322
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2036	625	683
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/2037	1,820	1,983
[1]	Monroe WI School District GO	5.000%	3/1/2027	165	169
[1]	Monroe WI School District GO	5.000%	3/1/2028	250	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Monroe WI School District GO	5.000%	3/1/2029	810	869
[1]	Monroe WI School District GO	5.000%	3/1/2036	800	873
	Neenah Joint School District GO	3.000%	3/1/2030	4,600	4,618
	Neenah Joint School District GO	3.000%	3/1/2032	1,500	1,505
	New Richmond School District GO	5.000%	4/1/2033	1,275	1,440
	New Richmond School District GO	5.000%	4/1/2034	1,000	1,124
	New Richmond School District GO	5.000%	4/1/2035	1,600	1,788
	New Richmond School District GO	5.000%	4/1/2036	1,700	1,887
	New Richmond School District GO	5.000%	4/1/2037	2,195	2,417
	New Richmond School District GO	5.000%	4/1/2038	2,195	2,404
	New Richmond School District GO	5.000%	4/1/2039	1,500	1,633
	New Richmond School District GO	5.000%	4/1/2040	1,650	1,784
	Platteville School District GO	4.000%	3/1/2035	1,060	1,104
	Platteville School District GO	4.000%	3/1/2037	1,040	1,072
	Platteville School District GO	4.000%	3/1/2038	1,560	1,598
	Platteville School District GO	4.000%	3/1/2040	880	895
	Pleasant Prairie WI GO	4.000%	8/1/2033	18,635	19,887
[5]	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2033	250	266
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,045	1,049
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/1/2035	565	581
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2035	700	743
	Public Finance Authority Charter School Aid Revenue	5.625%	6/15/2037	500	491
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/2038	1,000	1,014
[5]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2039	840	803
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/2042	950	879
[5]	Public Finance Authority Charter School Aid Revenue	5.375%	6/15/2042	1,065	1,066
	Public Finance Authority Charter School Aid Revenue	5.875%	6/15/2042	500	475
[5]	Public Finance Authority Charter School Aid Revenue	6.375%	7/1/2043	325	340
[5]	Public Finance Authority Charter School Aid Revenue	4.250%	7/15/2044	180	163
[5]	Public Finance Authority Charter School Aid Revenue	5.750%	6/1/2045	635	632
[5]	Public Finance Authority Charter School Aid Revenue	4.750%	7/1/2045	1,600	1,467
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2030	300	304
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2041	1,090	1,053
[5]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	4.000%	6/15/2042	1,760	1,541
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2034	400	419
[5]	Public Finance Authority Charter School Aid Revenue (Master Academy of Nevada - East Las Vegas Campus Project)	5.000%	12/15/2039	700	712
	Public Finance Authority College & University Revenue	5.250%	10/1/2031	1,000	1,032
[5]	Public Finance Authority College & University Revenue	4.000%	4/1/2032	1,335	1,329
	Public Finance Authority College & University Revenue	5.250%	10/1/2033	1,140	1,170
	Public Finance Authority College & University Revenue	5.250%	10/1/2038	3,500	3,534
	Public Finance Authority College & University Revenue	5.250%	3/1/2042	1,000	1,037
[5]	Public Finance Authority College & University Revenue, ETM	4.000%	4/1/2032	80	83
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	14,260	14,302
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	20,430	21,029
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	1,000	1,055
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,075
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	250	265
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	8,250	8,976
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	750	803
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,165	2,367
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	300	322
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	265	276
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	750	809
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,175	2,360
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	575	624
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	385	403
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	725	779
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	3,610	3,907
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	750	809
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	390	406
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	500	536
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2033	10,830	10,564
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	5,895	5,931
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	610	654
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2033	425	441
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2034	810	865
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2034	2,230	2,115
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,300	2,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	1,200	1,278
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2035	1,650	1,545
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	2,275	2,312
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	675	649
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2036	730	774
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	1,325	1,243
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	6,415	6,859
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	350	362
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2037	1,005	1,062
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	6,140	6,164
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	390	360
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	400	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	1,000	906
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	450	412
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2038	6,250	6,612
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2038	520	534
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2039	2,480	2,607
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	6,125	6,100
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	375	340
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2039	605	618
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2040	2,145	2,243
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	8,080	7,980
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	1,070	1,084
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	1,725	1,499
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	745	750
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2041	505	496
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2045	1,440	1,327
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2030	235	255
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2031	440	484
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2033	775	864
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2036	560	614
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2037	575	627
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2038	625	677
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2039	650	701
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2040	475	509
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2041	715	755
[5]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/2041	8,000	6,892
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	16,955	17,603
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	4.000%	10/1/2030	6,360	6,787
	Public Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	4,695	4,878
	Public Finance Authority Industrial Revenue	3.750%	2/1/2032	815	816
[5]	Public Finance Authority Industrial Revenue	4.000%	9/1/2036	3,920	3,818
	Public Finance Authority Industrial Revenue	5.000%	2/1/2042	1,865	1,926
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Astro Texas Land Projects)	5.000%	12/15/2036	8,759	8,758
[5]	Public Finance Authority Intergovernmental Agreement Revenue (Capital Appreciation Bonds Anthem/Freedom Project)	0.000%	12/15/2037	629	325
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/2026	21,701	21,739
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	2/1/2027	32,179	32,307
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	9,224	9,275
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	241
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	350	385
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2034	300	332
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,780	1,927
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2035	300	328
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2035	1,000	1,118
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2036	1,000	1,110
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2037	1,000	1,103
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2038	350	378
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2038	1,000	1,030
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2040	400	423
[2]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2042	5,750	6,142
[5]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/2043	1,000	1,007
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/1/2045	370	374
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	1,000	1,026
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	6/15/2045	550	555
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2034	1,105	1,194
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2039	760	809

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Local or Guaranteed Housing Revenue (Aggie Apartment Life Holding Corp. II LLC Project)	5.000%	6/1/2044	1,300	1,322
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.000%	7/1/2045	1,200	1,234
	Public Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2035	11,235	11,840
[5]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.000%	12/1/2034	2,300	2,437
[5]	Public Finance Authority Miscellaneous Revenue (Inperium Project)	5.500%	12/1/2044	2,640	2,686
	Public Finance Authority Tax Increment/Allocation Revenue	5.000%	8/1/2039	750	770
[5]	Public Finance Authority Tax Increment/Allocation Revenue (Miami Worldcenter Project)	5.000%	6/1/2041	2,000	2,042
[2]	Racine Unified School District GO	5.000%	4/1/2035	2,750	3,084
[1]	Racine Unified School District GO	5.000%	4/1/2035	675	770
[2]	Racine Unified School District GO	5.000%	4/1/2036	2,500	2,789
[1]	Racine Unified School District GO	5.000%	4/1/2036	1,100	1,240
[2]	Racine Unified School District GO	5.000%	4/1/2037	2,545	2,816
[1]	Racine Unified School District GO	5.000%	4/1/2037	2,370	2,650
[2]	Racine Unified School District GO	5.000%	4/1/2038	1,670	1,836
[1]	Racine Unified School District GO	5.000%	4/1/2038	1,230	1,334
[1]	Racine Unified School District GO	5.000%	4/1/2038	2,495	2,778
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,640	1,773
[1]	Racine Unified School District GO	5.000%	4/1/2039	1,275	1,412
[2]	Racine Unified School District GO	5.000%	4/1/2039	1,015	1,109
[2]	Racine Unified School District GO	5.000%	4/1/2040	2,385	2,585
[1]	Racine Unified School District GO	5.000%	4/1/2040	2,460	2,646
[2]	Racine Unified School District GO	5.000%	4/1/2041	2,000	2,154
[1]	Racine Unified School District GO	5.000%	4/1/2041	835	893
[1]	Racine Unified School District GO	5.000%	4/1/2042	820	874
[1]	Racine Unified School District GO	4.000%	4/1/2045	2,530	2,435
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	270	304
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	360	405
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	540	608
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	185	208
[1]	Racine Unified School District GO, Prere.	5.000%	4/1/2031	180	203
	Sheboygan Area School District GO	3.000%	3/1/2039	1,500	1,411
	Sheboygan Area School District GO	3.000%	3/1/2040	1,625	1,497
	Sheboygan Area School District GO	3.000%	3/1/2041	1,400	1,269
	Sheboygan Area School District GO	3.000%	3/1/2042	2,020	1,797
	Sheboygan Area School District GO	3.000%	3/1/2043	2,080	1,807
[1]	Sparta Area School District GO	3.000%	3/1/2038	1,250	1,162
[1]	Sparta Area School District GO	3.000%	3/1/2039	1,785	1,640
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,060	1,094
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	1,375	1,410
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,143
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	2,400	2,440
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	6,360	7,039
	Verona Area School District GO	5.000%	4/1/2026	3,485	3,500
	Waunakee Community School District GO	3.250%	4/1/2028	46,750	46,767
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	1,050	944
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2029	390	351
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	1,095	954
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2030	590	514
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	3,760	3,167
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2031	1,000	842
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,400	1,136
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2032	1,515	1,229
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	2,500	1,952
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2033	1,350	1,054
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2034	2,000	1,498
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	1,600	1,142
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2035	3,125	2,230
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	1,550	1,051
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2036	4,000	2,713
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2037	5,985	3,853
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2038	6,000	3,665
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2039	5,250	3,033
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2040	6,000	3,274
	Wisconsin GO	5.000%	5/1/2026	12,400	12,484
	Wisconsin GO	5.000%	5/1/2027	8,425	8,716
	Wisconsin GO	5.000%	5/1/2027	7,770	8,038
	Wisconsin GO	5.000%	5/1/2033	6,280	7,340
	Wisconsin GO	5.000%	5/1/2036	8,730	9,998
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	11,035	11,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	6,365	6,457
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2026	1,000	1,004
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2027	850	874
	Wisconsin Health & Educational Facilities Authority Electric Power & Light Revenue	5.000%	4/1/2028	900	948
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2026	940	941
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	930	943
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,685	1,689
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	150	156
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	1,925	1,925
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	835	867
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2028	1,400	1,457
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	175	187
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	2,040	2,163
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	5,285	5,623
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,175	1,211
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	800	830
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	200	218
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,865	3,095
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	810	824
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,410	1,453
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2030	8,305	8,437
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,465	3,804
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,250	1,367
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	3,010	3,304
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2031	6,000	6,088
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	300	326
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	4,660	5,182
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	1,555	1,673
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	4,200	4,207
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2032	5,530	6,148
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	4,825	4,955
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2032	5,345	5,414
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2032	8,045	8,065
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	660	714
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	4,805	5,395
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2032	2,235	2,398
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	4,000	4,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2033	450	450
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2033	50,545	50,661
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2033	2,945	3,145
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	6,845	7,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	3,410	3,900
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2034	39,835	39,915
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	700	753
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/2034	3,450	3,678
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2035	5,450	5,572
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	2,000	2,296
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2035	7,075	7,085
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2035	2,540	2,567
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,780	2,812
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	3,750	4,260
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,460	4,478
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2036	2,605	2,619
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	2,550	2,868
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/2037	3,980	3,653
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,245	2,281
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2038	5,705	6,365
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2038	5,225	5,178
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,000	1,001
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2039	4,500	4,990
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2039	3,000	2,968
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.500%	11/15/2039	9,100	9,110
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	4,420	4,455
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	2,490	2,731
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2041	500	500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2041	500	465
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2041	1,160	1,270
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2042	5,060	5,431
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2042	3,245	3,510
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2043	6,750	7,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2043	1,925	2,054
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2044	9,380	10,013
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2044	3,035	3,199
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2045	3,745	3,897
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2046	4,000	3,583
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2046	5,640	5,815
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/24/2026	1,480	1,493
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,720	3,995
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	3,440	3,693
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	34,350	37,472
[3]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2033	34,665	38,724
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/3/2034	1,345	1,494
[5,6]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	2/2/2026	8,500	8,500
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	2/2/2026	20,000	20,000
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.375%	11/1/2039	8,000	8,282
[5]	Wisconsin Health & Educational Facilities Authority Miscellaneous Revenue (Forensic Science & Protective Medicine Collaboration Inc. Project)	5.000%	8/1/2027	5,500	5,543
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2041	3,150	3,421
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2043	4,550	4,815
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2044	2,500	2,623
	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	4/1/2045	2,715	2,815
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2052	2,090	2,068
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	9/1/2052	2,545	2,519
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2054	10,580	11,680
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,130	4,505
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.000%	3/1/2055	4,210	4,630
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	6.250%	9/1/2055	3,975	4,456
[3]	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	5.750%	9/1/2056	2,445	2,724
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue	2.500%	11/1/2041	1,750	1,372
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	745	745
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	10,734	10,839
	Wisconsin Housing & Economic Development Authority Multifamily Tax-Exempt Mortgage-Backed Securities Local or Guaranteed Housing Revenue	4.750%	6/1/2043	5,000	5,215
					1,342,218
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2030	250	261
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2031	50	52
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2032	300	313
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2033	275	286
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2034	250	258
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2035	250	257
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2036	200	204
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2037	140	142
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/2038	160	161
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/2026	24,000	23,825
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2050	1,960	1,948
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/2052	1,515	1,518
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	5.750%	6/1/2053	2,445	2,596
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,025	1,050
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,040	1,065
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,105	1,132
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,050	1,075
[2]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue, Prere.	5.000%	1/1/2027	1,450	1,485
					37,628
Total Tax-Exempt Municipal Bonds (Cost $83,574,680)					84,329,387
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	110,209	72,187
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	45,556	30,294
Total Taxable Municipal Bonds (Cost $94,477)					102,481

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.5%)
Investment Company (2.5%)
[19]	Vanguard Municipal Low Duration Fund (Cost $2,154,896)	2.218%	215,490,344	2,154,903
Total Investments (100.1%) (Cost $85,824,053)				86,586,771
Other Assets and Liabilities—Net (-0.1%)				(63,246)
Net Assets (100%)				86,523,525
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $2,167,023, representing 2.5% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Step bond.
11	Securities with a value of $17,813 have been segregated as initial margin for open futures contracts.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
16	Scheduled principal and interest payments are guaranteed by the State of Nevada Permanent School Fund.
17	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
18	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
19	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	2,438	508,304	(1,095)
5-Year U.S. Treasury Note	March 2026	6,993	761,745	(3,777)
10-Year U.S. Treasury Note	March 2026	1,365	152,645	68
Ultra 10-Year U.S. Treasury Note	March 2026	1,671	190,755	(586)
				(5,390)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/22/2026	RBC	14,090	Buy	5-Year MMD AAA General Obligation Scale	3.460%	761	761	—
4/22/2026	MSCS	10,530	Buy	5-Year MMD AAA General Obligation Scale	3.460%	568	568	—
4/23/2026	JPMC	36,940	Buy	5-Year MMD AAA General Obligation Scale	3.380%	1,846	1,846	—
5/1/2026	BANA	19,455	Buy	10-Year MMD AAA General Obligation Scale	3.620%	1,529	1,529	—
5/6/2026	RBC	6,280	Buy	10-Year MMD AAA General Obligation Scale	3.620%	490	490	—
5/6/2026	MSCS	5,750	Buy	10-Year MMD AAA General Obligation Scale	3.640%	460	460	—
5/19/2026	RBC	10,104	Buy	15-Year MMD AAA General Obligation Scale	4.060%	790	790	—
5/19/2026	MSCS	9,244	Buy	15-Year MMD AAA General Obligation Scale	4.060%	723	723	—
8/20/2026	RBC	45,130	Buy	5-Year MMD AAA General Obligation Scale	2.790%	670	670	—
8/20/2026	MSCS	25,230	Buy	5-Year MMD AAA General Obligation Scale	2.840%	436	436	—
						8,273	8,273	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At January 31, 2026, the counterparties had deposited in segregated accounts securities with a value of $7,932 in connection with open over-the-counter municipal market rate lock contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.

The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	84,329,387	—	84,329,387
Taxable Municipal Bonds	—	102,481	—	102,481
Temporary Cash Investments	2,154,903	—	—	2,154,903
Total	2,154,903	84,431,868	—	86,586,771
Derivative Financial Instruments
Assets
Futures Contracts[1]	68	—	—	68
Swap Contracts	—	8,273	—	8,273
Total	68	8,273	—	8,341
Liabilities
Futures Contracts[1]	(5,458)	—	—	(5,458)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.